UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares A.I. Innovation and Tech Active ETF
iShares Defense Industrials Active ETF
iShares Enhanced International Active ETF
iShares Enhanced Large Cap Core Active ETF
iShares Infrastructure Active ETF
iShares Large Cap Growth Active ETF
iShares Systematic Alternatives Active ETF
iShares Technology Opportunities Active ETF
iShares U.S. Select Equity Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares A.I. Innovation and Tech Active ETF
BAI | NYSE Arca
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares A.I. Innovation and Tech Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares A.I. Innovation and Tech Active ETF	$81	0.55%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 93.77%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Morningstar Global Artificial Intelligence Select Index (Net) returned 90.04%.
What contributed to performance?
Positive contributions to performance were led by Broadcom Inc. as the company saw strong demand for its AI-focused custom chips and networking products, supporting robust earnings growth and continued investor enthusiasm around its role as a key AI infrastructure supplier. A position in NVIDIA Corp. also contributed as the chipmaker continued to benefit from exceptional demand for AI accelerators, networking, and data center infrastructure. Spending by hyperscalers such as Amazon, Google and Microsoft on AI infrastructure has supported the company’s earnings growth and investor confidence. Tower Semiconductor Ltd. outperformed on growing investor recognition of the company’s strategic exposure to silicon photonics and specialty process technologies, supported by strong execution and expanding demand from AI-related data center applications.
What detracted from performance?
Chinese AI developer Minimax Group Inc. was the largest detractor as the stock was impacted by weaker sentiment around smaller-capitalization growth companies, as well as limited near-term earnings visibility which weighed on investor confidence despite the company’s positioning in generative AI. A position in Kratos Defense & Security Solutions Inc. also detracted amid investor concerns around operational execution, valuation and earnings visibility in a more volatile market for smaller-cap companies leveraged to AI and defense. A position in database platform provider MongoDB Inc. detracted as the market became more cautious on cloud database consumption trends, sales cycle normalization and the company’s ability to sustain elevated growth expectations against a challenging software backdrop.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 21, 2024 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	93.77%	44.37%
S&P 500 Index	31.05	16.07
Morningstar Global Artificial Intelligence Select Index (Net)	90.04	42.98
Key Fund statistics
Net Assets	$13,378,077,473
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$32,477,203
Portfolio Turnover Rate	107%
The inception date of the Fund was October 21, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	83.4%
Communication Services	6.7%
Industrials	6.6%
Consumer Discretionary	2.6%
Health Care	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc.	6.0%
Nvidia Corp.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Alphabet, Inc., Class A	4.3%
Tower Semiconductor Ltd.	4.2%
Lam Research Corp.	4.0%
Advanced Micro Devices, Inc.	3.9%
Lumentum Holdings, Inc.	3.3%
Micron Technology, Inc.	3.2%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
Effective November 28, 2025, BlackRock Fund Advisors (“BFA”) has contractually agreed to reduce the investment advisory fee from an annual rate of 0.68% to 0.65%. In addition, BFA has contractually agreed to reduce its investment advisory fee waiver from 0.13% to 0.10% through June 30, 2027.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares A.I. Innovation and Tech Active ETF
Annual Shareholder Report — April 30, 2026
BAI-04/26-AR

iShares Defense Industrials Active ETF
IDEF | NASDAQ
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Defense Industrials Active ETF (the “Fund”) for the period of May 19, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Defense Industrials Active ETF	$61(a)	0.55%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the abbreviated reporting period beginning May 19, 2025 and ended April 30, 2026, the Fund returned 32.71%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 23.54%.
What contributed to performance?
Positive contributions were broad-based across markets, with only one country exposure acting as a small drag on performance. In terms of individual holdings, contributions were led by a significant position in General Electric Co., as the aircraft engine manufacturer has benefited from rising demand from both its commercial and defense segments. A modest position in Planet Labs PBC contributed notably as shares of the satellite imaging company rose sharply on surging defense-related demand. A modest position in Rocket Lab Corp. was another leading contributor. Shares of the rocket launch and space systems provider more than doubled over the period on optimism over the growing space-based economy.
What detracted from performance?
Germany was the lone detractor in country terms, driven by the Fund’s significant position in Rheinmetall AG. Shares of the defense systems manufacturer gave back some of the extraordinary gains seen in the wake of the European Commission’s early 2025 loosening of debt guidelines for member states in order to enable increased defense spending. A modest position in Axon Enterprise Inc., a U.S.-based provider of technology products for military and law enforcement including body-worn cameras and computer-aided dispatch software, was a notable detractor as investors appeared to view the company’s offerings as vulnerable to artificial intelligence (“AI”) disruption. Similarly, a significant position in enterprise software provider Palantir Technologies Inc. weighed on return with the stock taking a break from a period of exceptional performance on concerns that the deployment of AI models threatens its competitive position.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 19, 2025 through April 30, 2026
Initial investment of $10,000
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was May 19, 2025.
Key Fund statistics
Net Assets	$3,559,712,906
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$2,547,985
Portfolio Turnover Rate	128%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Aerospace & Defense	69.6%
Machinery	15.7%
Software	4.4%
Oil, Gas & Consumable Fuels	2.2%
Professional Services	2.1%
Electronic Equipment, Instruments & Components	2.0%
Metals & Mining	1.9%
Electric Utilities	0.9%
Communications Equipment	0.5%
Energy Equipment & Services	0.3%
Other*	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
RTX Corp.	9.0%
Lockheed Martin Corp.	5.1%
Palantir Technologies, Inc., Class A	4.4%
General Dynamics Corp.	4.3%
Northrop Grumman Corp.	4.0%
Rolls-Royce Holdings PLC	2.8%
Mitsubishi Heavy Industries Ltd.	2.7%
Rheinmetall AG	2.7%
Boeing Co. (The)	2.7%
Rocket Lab Corp.	2.6%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Material Fund changes
This is a summary of planned changes to the Fund since May 19, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On May 19, 2026, the Fund’s Board approved a change in the name of the Fund to iShares Defense Industrials and Tech Active ETF. In connection with the Fund’s name change, the investment strategy is updated such that under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2026.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Defense Industrials Active ETF
Annual Shareholder Report — April 30, 2026
IDEF-04/26-AR

iShares Enhanced International Active ETF
ENHI | NASDAQ
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Enhanced International Active ETF (the “Fund”) for the period of March 10, 2026 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced International Active ETF	$4(a)	0.27%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$11,481,106
Number of Portfolio Holdings	621
Net Investment Advisory Fees	$4,043
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.8%
United Kingdom	15.6%
France	10.2%
Switzerland	8.8%
Germany	8.7%
Australia	6.5%
Netherlands	5.4%
Spain	4.5%
Sweden	3.9%
Italy	3.5%
Other#	10.1%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.7%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.4%
Shell PLC	1.4%
Novartis AG, Registered	1.3%
Roche Holding AG, NVS	1.3%
Siemens AG, Registered	1.2%
Nestle SA, Registered	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.1%
Banco Santander SA	1.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Enhanced International Active ETF
Annual Shareholder Report — April 30, 2026
ENHI-04/26-AR

iShares Enhanced Large Cap Core Active ETF
ENHU | NASDAQ
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Enhanced Large Cap Core Active ETF (the “Fund”) for the period of November 4, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Large Cap Core Active ETF	$9(a)	0.17%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$9,068,568
Number of Portfolio Holdings	293
Net Investment Advisory Fees	$6,901
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.3%
Financials	12.8%
Communication Services	10.6%
Consumer Discretionary	10.6%
Industrials	10.1%
Health Care	9.0%
Consumer Staples	5.3%
Energy	3.2%
Materials	1.6%
Real Estate	1.4%
Utilities	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.5%
Apple, Inc.	6.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C, NVS	2.8%
Meta Platforms, Inc., Class A	2.3%
Walmart, Inc.	1.6%
Costco Wholesale Corp.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Enhanced Large Cap Core Active ETF
Annual Shareholder Report — April 30, 2026
ENHU-04/26-AR

iShares Infrastructure Active ETF
BILT | Cboe BZX Exchange
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Infrastructure Active ETF (the “Fund”) for the period of July 29, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Infrastructure Active ETF	$50(a)	0.60%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
How did the Fund perform during the period?
  For the abbreviated reporting period beginning July 29, 2025 and ended April 30, 2026, the Fund returned 19.95%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 16.21% and the FTSE Developed Core Infrastructure 50/50 Index (Net) returned 15.81%.
What contributed to performance?
The U.S. electric utilities sector was the top contributor to performance for the period, supported by accelerating earnings growth driven by rising power demand from artificial intelligence data centers and associated grid investment. Strong earnings results and upward revisions to long-term growth expectations reinforced investor confidence, while the sector also benefited from rotations into defensive, asset-heavy equities during periods of macro uncertainty.
The U.S. midstream energy sector was also a top contributor, driven by strength in commodity prices following the conflict in Iran, which lifted earnings expectations across the sector. Performance was further supported by natural gas-exposed companies benefiting from strong secular demand growth and with relatively defensive cash flow profiles tied to long-term energy infrastructure needs.
What detracted from performance?
The U.S. telecommunications tower sector was the top detractor for the period, driven by weak earnings outlooks and reduced growth expectations following operational disruptions, spectrum reallocations and contractual disputes with wireless provider customers. Rising interest rates and concerns around limited near-term catalysts further weighed on sector performance.
The Japanese railroads sector also detracted from performance, as company-specific headwinds including higher-than-expected capital expenditure plans and weaker profitability weighed on investor sentiment. These idiosyncratic pressures offset generally supportive demand trends for the sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 29, 2025 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was July 29, 2025.
Key Fund statistics
Net Assets	$26,097,913
Number of Portfolio Holdings	89
Net Investment Advisory Fees	$90,818
Portfolio Turnover Rate	188%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	34.3%
Transportation Infrastructure	13.8%
Oil, Gas & Consumable Fuels	13.7%
Ground Transportation	12.1%
Multi-Utilities	11.8%
Specialized REITs	4.4%
Gas Utilities	3.5%
Industrial Conglomerates	2.4%
Independent Power and Renewable Electricity Producers	1.3%
Media	1.2%
Other*	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Union Pacific Corp.	5.3%
Aena SME SA	4.2%
American Electric Power Co., Inc.	3.8%
Xcel Energy, Inc.	3.7%
Entergy Corp.	3.6%
Canadian Pacific Kansas City Ltd.	3.5%
Williams Companies, Inc. (The)	3.4%
Cheniere Energy, Inc.	3.2%
Transurban Group	3.0%
National Grid PLC	2.9%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, MSCI Inc. and their affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Infrastructure Active ETF
Annual Shareholder Report — April 30, 2026
BILT-04/26-AR

iShares Large Cap Growth Active ETF
BGRO | NASDAQ
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Large Cap Growth Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Growth Active ETF	$63	0.55%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 28.69%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell 1000 Growth Index returned 30.63%.
What contributed to performance?
Positioning in information technology made the largest contribution to absolute performance, with smaller benefits coming from the consumer discretionary and industrials sectors. Holdings in the semiconductors & semiconductor equipment industry proved most beneficial in information technology, led by NVIDIA Corp., Broadcom Inc., and Intel Corp. In consumer discretionary, the largest contribution came from positions in Amazon.com, Inc. Caterpillar, Inc., which has benefited from the buildout of AI infrastructure, was the top contributor in industrials.
What detracted from performance?
Positioning in the financials, materials, and healthcare sectors detracted modestly. At the individual security level, Snowflake Inc., Boston Scientific Corp., and Netflix Inc. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 4, 2024 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	28.69%	16.13%
Russell 1000 Index	30.42	18.97
Russell 1000 Growth Index	30.63	19.24
Key Fund statistics
Net Assets	$9,372,675
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$45,244
Portfolio Turnover Rate	99%
The inception date of the Fund was June 4, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	52.3%
Industrials	13.8%
Communication Services	10.3%
Consumer Discretionary	10.0%
Health Care	5.3%
Real Estate	3.3%
Financials	1.6%
Materials	1.3%
Consumer Staples	1.2%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	13.9%
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	6.0%
Apple, Inc.	5.8%
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	4.3%
Quanta Services, Inc.	3.2%
Intel Corp.	3.2%
Snowflake, Inc.	3.0%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
The Fund’s Board approved a change to the Fund’s investment policy such that the Fund seeks to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. This change became effective on August 28, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Growth Active ETF
Annual Shareholder Report — April 30, 2026
BGRO-04/26-AR

iShares Systematic Alternatives Active ETF
IALT | NASDAQ
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Systematic Alternatives Active ETF (the “Fund”) for the period of December 9, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Systematic Alternatives Active ETF	$41(a)	0.99%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$216,991,755
Number of Portfolio Holdings	2,921
Net Investment Advisory Fees	$408,103
Portfolio Turnover Rate	181%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
				Percent of Notional Amount
Asset Type	Long		Short	Total
Equity Swaps	17.4%		16.9%	34.3%
Forward Foreign Currency Exchange Contracts	11.3		11.4	22.7
U.S. Treasury Obligations	14.0		—	14.0
Credit Default Swaps	0.2		13.5	13.7
Futures Contracts	8.0		4.3	12.3
Interest Rate Swaps	—		3.0	3.0
Corporate Bonds & Notes	0.0	(a)	—	0.0	(a)
Total Return Swaps	0.0	(a)	—	0.0	(a)
	50.9		49.1	100.0
(a)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Systematic Alternatives Active ETF
Annual Shareholder Report — April 30, 2026
IALT-04/26-AR

iShares Technology Opportunities Active ETF
TEK | NYSE Arca
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Technology Opportunities Active ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Technology Opportunities Active ETF	$96	0.75%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 56.39%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the MSCI ACWI Information Technology 10/40 Index returned 63.62%.
What contributed to performance?
Positive contributions to performance were led by a position in NVIDIA Corp. as the chipmaker continued to benefit from exceptional demand for AI accelerators, networking, and data center infrastructure. Spending by hyperscalers such as Amazon, Google and Microsoft on AI infrastructure has supported the company’s earnings growth and investor confidence. A position in Broadcom Inc. also contributed as the company saw strong demand for its AI-focused custom chips and networking products, supporting robust earnings growth and continued investor enthusiasm around its role as a key AI infrastructure supplier. Lam Research Corp., a manufacturer of highly specialized wafer fabrication equipment, also outperformed on improving semiconductor capital equipment demand, particularly from memory and advanced logic customers investing in capacity for AI compute, high-bandwidth memory and next-generation chip manufacturing.
What detracted from performance?
Enterprise software company Snowflake Inc. was the largest detractor as the stock was pressured by concerns over software spending, consumption growth and profitability as investors rotated toward beneficiaries of hardware-led AI infrastructure spending. A position in database platform provider MongoDB Inc. detracted as the market became more cautious on cloud database consumption trends, sales cycle normalization and the company’s ability to sustain elevated growth expectations against a challenging software backdrop. A position in online marketplace MercadoLibre Inc. detracted as investors have been concerned about the pressure on margins from the company’s rising spending on technology and logistics as well as increasing competition in Latin American e-commerce and fintech.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 21, 2024 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	56.39%	26.84%
MSCI All Country World Index (Net)	31.00	18.09
MSCI ACWI Information Technology 10/40 Index	63.62	32.07
Key Fund statistics
Net Assets	$36,913,665
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$218,778
Portfolio Turnover Rate	67%
The inception date of the Fund was October 21, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	81.6%
Communication Services	9.0%
Consumer Discretionary	4.6%
Industrials	3.4%
Materials	0.7%
Financials	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	10.8%
Broadcom, Inc.	8.5%
Apple, Inc.	5.4%
SK Hynix, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Alphabet, Inc., Class A	4.6%
Microsoft Corp.	4.5%
Samsung Electronics Co. Ltd.	4.4%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Technology Opportunities Active ETF
Annual Shareholder Report — April 30, 2026
TEK-04/26-AR

iShares U.S. Select Equity Active ETF
BELT | NASDAQ
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares U.S. Select Equity Active ETF (the “Fund”) (formerly known as iShares Long-Term U.S. Equity Active ETF) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Select Equity Active ETF	$88	0.75%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 35.75%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05%.
What contributed to performance?
Vertiv Holdings Co., a provider of liquid cooling solutions used in data centers, was the leading contributor to the Fund’s absolute performance. The company delivered strong earnings growth, driven by sales and profit margin expansion that was fueled by the ramp-up of investment in data center capacity. Howmet Aerospace, Inc., which benefited from improving fundamentals, also contributed. Alphabet, Inc. was another key contributor. The stock performed strongly due to accelerating growth in its cloud division and evidence that it was successfully monetizing its investments in AI.
What detracted from performance?
The Dutch payment-processing firm Adyen NV was the largest detractor. Revenue growth, while strong in absolute terms, lagged the market’s expectations. In addition, the shares were pressured by concerns about possible disruptions from AI. Robinhood Markets, Inc., which suffered from weaker cryptocurrency prices and slower trading activity, further detracted. A position in Progressive Corp. also hurt results. Although the company delivered healthy earnings behind continued market share gains, the stock was hurt by worries about an unfavorable pricing environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 17, 2024 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	35.75%	13.18%
S&P 500 Index	31.05	17.34
Key Fund statistics
Net Assets	$8,976,836
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$60,684
Portfolio Turnover Rate	74%
The inception date of the Fund was June 17, 2024.
The Fund's returns shown prior to June 17, 2025 are the returns of the Fund when it followed different investment strategies under the name iShares Long-Term U.S. Equity Active ETF.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.3%
Industrials	26.9%
Financials	17.2%
Communication Services	14.1%
Consumer Discretionary	10.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Alphabet, Inc., Class C, NVS	9.5%
Amazon.com, Inc.	9.3%
Howmet Aerospace, Inc.	9.1%
Broadcom, Inc.	8.8%
Vertiv Holdings Co., Class A	8.6%
Microsoft Corp.	6.9%
Intel Corp.	5.2%
ASML Holding NV, ADR	5.2%
Cadence Design Systems, Inc.	5.2%
Trane Technologies PLC	5.1%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On June 11, 2026, the Fund’s Board approved the liquidation of the Fund. Accordingly, after market close on or about August 12, 2026, the Fund will no longer accept creation and redemption orders. Trading in the Fund will be halted prior to market open on or about August 13, 2026 and proceeds of the liquidation are scheduled to be sent to shareholders on or about August 17, 2026.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Select Equity Active ETF
Annual Shareholder Report — April 30, 2026
BELT-04/26-AR

(b) Not Applicable

Item 2 –	Code of Ethics– The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares A.I. Innovation and Tech Active ETF	$16,362	$14,746	$0	$0	$10,185	$10,185	$0	$0
iShares Defense Industrials Active ETF	$12,120	$0	$0	$0	$10,185	$0	$0	$0
iShares Enhanced International Active ETF	$16,200	$0	$0	$0	$5,093	$0	$0	$0
iShares Enhanced Large Cap Core Active ETF	$12,120	$0	$0	$0	$10,185	$0	$0	$0
iShares Infrastructure Active ETF	$12,120	$0	$0	$0	$10,185	$0	$0	$0
iShares Large Cap Growth Active ETF	$13,433	$12,120	$0	$0	$10,185	$10,185	$0	$0
iShares Systematic Alternatives Active ETF	$25,452	$0	$0	$0	$10,185	$0	$0	$0
iShares Technology Opportunities Active ETF	$16,362	$14,746	$0	$0	$10,185	$10.185	$0	$0

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Select Equity Active ETF	$13,433	$12,120	$0	$0	$10,185	$10,185	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g.,

unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares A.I. Innovation and Tech Active ETF	$10,185	$10,185
iShares Defense Industrials Active ETF	$10,185	$0
iShares Enhanced International Active ETF	$5,093	$0
iShares Enhanced Large Cap Core Active ETF	$10,185	$0
iShares Infrastructure Active ETF	$10,185	$0
iShares Large Cap Growth Active ETF	$10,185	$10,185
iShares Systematic Alternatives Active ETF	$10,185	$0
iShares Technology Opportunities Active ETF	$10,185	$10,185
iShares U.S. Select Equity Active ETF	$10,185	$10,185

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty
Henry R. Keizer
Lori Richards
Kenneth L. Urish
Claire A. Walton

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026

2026 Annual Financial Statements and Additional Information

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca
• iShares Defense Industrials Active ETF | IDEF | NASDAQ
• iShares Enhanced International Active ETF | ENHI | NASDAQ
• iShares Enhanced Large Cap Core Active ETF | ENHU | NASDAQ
• iShares Infrastructure Active ETF | BILT | Cboe BZX Exchange
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ
• iShares Systematic Alternatives Active ETF | IALT | NASDAQ
• iShares Technology Opportunities Active ETF | TEK | NYSE Arca
• iShares U.S. Select Equity Active ETF | BELT | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Kratos Defense & Security Solutions, Inc.(a)	2,017,213	$127,185,280
Automobiles — 2.6%
Hyundai Motor Co.	336,272	121,885,071
Tesla, Inc.(a)	584,322	222,994,805
		344,879,876
Communications Equipment — 6.7%
Applied Optoelectronics, Inc.(a)(b)	1,459,079	239,814,224
Arista Networks, Inc.(a)	1,255,076	216,764,176
Lumentum Holdings, Inc.(a)	489,036	441,266,964
		897,845,364
Electrical Equipment — 5.6%
Doosan Enerbility Co. Ltd.(a)	2,236,710	194,935,330
Siemens Energy AG(a)	1,344,567	284,943,011
Vertiv Holdings Co., Class A	834,073	273,984,640
		753,862,981
Electronic Equipment, Instruments & Components — 11.9%
Celestica, Inc.(a)	651,762	266,955,197
Corning, Inc.	1,002,486	164,648,301
Delta Electronics, Inc.	4,527,000	317,457,896
Elite Material Co. Ltd.	2,848,000	424,365,162
Fabrinet(a)(b)	608,279	415,740,448
		1,589,167,004
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A	1,473,247	566,905,446
Meta Platforms, Inc., Class A	249,977	152,963,426
		719,868,872
IT Services — 1.0%
Snowflake, Inc.(a)	933,183	127,351,484
Life Sciences Tools & Services — 0.7%
Tempus AI, Inc.(a)(b)	1,623,520	90,072,890
Media — 1.2%
EchoStar Corp., Class A(a)(b)	1,331,281	163,933,942
Semiconductors & Semiconductor Equipment — 53.2%
Advanced Micro Devices, Inc.(a)	1,439,186	510,177,045
Advantest Corp.	1,734,000	323,769,938
Alchip Technologies Ltd.	2,660,000	355,788,054
ASE Technology Holding Co. Ltd.	8,880,000	139,190,888
Broadcom, Inc.	1,903,135	794,425,643
Credo Technology Group Holding Ltd.(a)	995,114	173,159,787
Intel Corp.(a)	3,826,661	361,542,931
Lam Research Corp.	2,055,943	530,145,462
Lasertec Corp.	545,000	150,626,181
Lattice Semiconductor Corp.(a)	1,730,032	211,548,313
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc.(a)(b)	880,287	$247,897,622
Micron Technology, Inc.	824,352	426,321,880
Monolithic Power Systems, Inc.	207,994	335,787,593
Nvidia Corp.	3,619,868	722,417,057
SK Hynix, Inc.	733,543	654,150,170
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,557,897	617,020,686
Tower Semiconductor Ltd.(a)(b)	2,537,771	560,974,280
		7,114,943,530
Software — 2.8%
Datadog, Inc., Class A(a)	780,152	103,128,293
Minimax Group, Inc.(a)(b)	1,309,500	122,345,023
Palantir Technologies, Inc., Class A(a)	1,036,896	144,242,603
		369,715,919
Technology Hardware, Storage & Peripherals — 7.0%
Anthropic PBC, NVS(c)	185,076	58,959,661
Asia Vital Components Co. Ltd.	3,396,000	310,914,971
OpenAI, NVS(c)	68,345	46,999,961
Sandisk Corp.(a)	196,561	215,531,102
Western Digital Corp.	702,956	305,448,441
		937,854,136
Total Long-Term Investments — 99.0% (Cost: $9,254,665,810)		13,236,681,278
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	334,451,805	334,552,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	83,470,000	83,470,000
Total Short-Term Securities — 3.1% (Cost: $417,988,695)		418,022,140
Total Investments — 102.1% (Cost: $9,672,654,505)		13,654,703,418
Liabilities in Excess of Other Assets — (2.1)%		(276,625,945)
Net Assets — 100.0%		$13,378,077,473

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares A.I. Innovation and Tech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,138,943	$330,415,683 (a)	$—	$(35,793)	$33,307	$334,552,140	334,451,805	$3,882,166 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,720,000	81,750,000 (a)	—	—	—	83,470,000	83,470,000	1,581,961	—
				$(35,793)	$33,307	$418,022,140		$5,464,127	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,730,349,961	$3,400,371,695	$105,959,622	$13,236,681,278
Short-Term Securities
Money Market Funds	418,022,140	—	—	418,022,140
	$10,148,372,101	$3,400,371,695	$105,959,622	$13,654,703,418
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 68.7%
AAR Corp.(a)	42,283	$4,666,775
Aerospace Industrial Development Corp.	4,789,667	7,142,418
Airbus SE	33,769	6,961,796
Archer Aviation, Inc., Class A(a)(b)	4,245,206	24,367,482
Ashot -Ashkelon Industries Ltd.	164,896	5,276,300
Austal Ltd.(a)	5,319,465	16,040,509
Axon Enterprise, Inc.(a)(b)	74,642	29,988,170
Babcock International Group PLC	859,028	12,941,480
BAE Systems PLC	2,598,646	72,277,560
Bet Shemesh Engines Holdings 1997 Ltd.(a)	22,526	5,508,387
Boeing Co. (The)(a)	410,057	93,915,355
Bombardier, Inc., Class B(a)	36,989	7,859,907
BWX Technologies, Inc.	369,676	79,994,190
CAE, Inc.(a)	832,186	21,748,889
Carpenter Technology Corp.	84,966	36,382,441
Chemring Group PLC	1,688,040	11,990,340
Curtiss-Wright Corp.	28,538	20,553,068
Dassault Aviation SA	10,707	3,744,214
DroneShield Ltd.(a)(b)	20,974,609	54,676,579
Ducommun, Inc.(a)	48,707	6,912,984
Elbit Systems Ltd.(b)	55,286	46,403,751
General Dynamics Corp.	443,742	152,780,371
Hanwha Aerospace Co. Ltd.	61,393	58,652,832
Hanwha Systems Co. Ltd.	531,899	42,065,637
HEICO Corp.	56,428	15,231,046
Hensoldt AG(b)	293,819	26,512,435
Hexcel Corp.	133,292	12,512,120
Howmet Aerospace, Inc.	180,331	43,827,646
Huntington Ingalls Industries, Inc.	108,800	39,634,752
Karman Holdings, Inc.(a)(b)	434,072	29,508,215
Kongsberg Gruppen ASA	871,600	29,164,031
Korea Aerospace Industries Ltd.	231,241	26,492,536
Kratos Defense & Security Solutions, Inc.(a)	869,837	54,843,223
L3Harris Technologies, Inc.	102,979	33,009,918
Leonardo DRS, Inc.	233,448	9,484,992
Leonardo SpA	357,951	22,352,522
LIG Nex1 Co. Ltd.	59,522	37,763,081
Lockheed Martin Corp.	342,667	177,491,226
Melrose Industries PLC	1,804,954	11,844,595
Mercury Systems, Inc.(a)(b)	227,269	17,933,797
Moog, Inc., Class A	41,475	12,496,832
MTU Aero Engines AG	92,138	31,599,308
National Presto Industries, Inc.	55,086	7,703,226
Northrop Grumman Corp.	239,880	139,005,662
QinetiQ Group PLC	2,389,261	14,478,914
Red Cat Holdings, Inc.(a)(b)	2,876,881	33,717,045
Redwire Corp.(a)(b)	2,171,329	19,954,513
Rheinmetall AG	59,211	94,430,280
Rocket Lab Corp.(a)(b)	1,106,719	91,315,385
Rolls-Royce Holdings PLC	6,224,015	100,154,090
RTX Corp.	1,798,564	316,673,163
Saab AB, Class B	336,611	20,433,367
Safran SA	20,135	6,465,601
Senior PLC	1,533,050	5,955,808
Singapore Technologies Engineering Ltd.	5,150,400	43,646,941
SNT Dynamics Co. Ltd.	170,520	6,922,695
Textron, Inc.	178,186	17,098,729
Thales SA	109,208	30,003,489
Tkms AG & Co. KGaA(a)	42,717	4,392,269
TransDigm Group, Inc.	13,132	15,232,857
Security	Shares	Value
Aerospace & Defense (continued)
V2X, Inc.(a)	46,380	$3,145,028
VSE Corp.	9,823	1,686,413
Woodward, Inc.	49,461	17,953,848
		2,444,923,033
Commercial Services & Supplies — 0.2%
Serco Group PLC	865,093	3,312,571
Tetra Tech, Inc.	174,889	5,652,412
		8,964,983
Communications Equipment — 0.5%
Viasat, Inc.(a)(b)	282,540	18,622,211
Construction & Engineering — 0.1%
Tutor Perini Corp.	22,292	2,071,373
Electric Utilities — 0.9%
Oklo, Inc., Class A(a)	418,337	30,329,433
Electronic Equipment, Instruments & Components — 2.0%
Codan Ltd.	333,889	10,118,151
Keysight Technologies, Inc.(a)(b)	39,727	13,900,875
Kitron ASA	514,473	5,553,152
Nippon Avionics Co. Ltd.	125,800	5,290,669
OSI Systems, Inc.(a)	27,523	7,896,899
Teledyne Technologies, Inc.(a)	25,976	16,776,600
Unusual Machines, Inc.(a)(b)	722,202	10,536,927
		70,073,273
Energy Equipment & Services — 0.3%
Oceaneering International, Inc.(a)(b)	268,530	10,080,616
Machinery — 15.5%
Crane Co.	74,534	13,246,928
CSBC Corp. Taiwan(a)	19,127,000	11,952,677
Fincantieri SpA(a)	1,809,057	25,441,807
Hanwha Ocean Co. Ltd.(a)	362,722	32,453,544
HD Hyundai Heavy Industries Co. Ltd.	107,138	49,893,747
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	99,276	31,086,064
HJ Shipbuilding & Construction Co. Ltd.(a)	526,159	10,287,629
Hyundai Rotem Co. Ltd.	308,132	56,386,701
IHI Corp.	1,810,700	33,073,450
ITT, Inc.	69,879	14,977,865
Kawasaki Heavy Industries Ltd.(b)	1,704,600	35,043,863
Kongsberg Maritime AS(a)	871,600	5,712,387
Lungteh Shipbuilding Co. Ltd.	2,453,000	10,637,088
Mitsubishi Heavy Industries Ltd.	3,234,600	96,539,476
Oshkosh Corp.	134,912	21,086,746
RBC Bearings, Inc.(a)	55,002	32,951,148
RENK Group AG	445,093	28,287,894
Samsung Heavy Industries Co. Ltd.(a)	1,343,284	29,587,971
Sumitomo Heavy Industries Ltd.	424,700	14,369,133
		553,016,118
Metals & Mining — 1.9%
Arafura Rare Earths Ltd.(a)	22,074,383	5,817,894
Iluka Resources Ltd.	1,481,012	8,811,338
Lynas Rare Earths Ltd.(a)	1,013,731	14,380,961
Materion Corp.	43,502	7,996,103
MP Materials Corp.(a)(b)	192,557	12,716,464
Poongsan Corp.	110,319	7,406,934
USA Rare Earth, Inc.(a)(b)	423,063	10,986,946
		68,116,640
Oil, Gas & Consumable Fuels — 2.2%
Cameco Corp.	490,229	60,317,776
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A(a)(b)	88,503	$18,670,593
		78,988,369
Professional Services — 2.0%
BlackSky Technology, Inc., Class A(a)	216,781	7,691,390
Leidos Holdings, Inc.	51,757	7,723,179
Parsons Corp.(a)	365,322	18,415,882
Planet Labs PBC(a)	1,047,847	38,738,904
		72,569,355
Software — 4.4%
CyberArk Software Ltd., NVS	6	270
Palantir Technologies, Inc., Class A(a)	1,120,759	155,908,784
		155,909,054
Total Long-Term Investments — 98.7% (Cost: $3,639,834,204)		3,513,664,458
Short-Term Securities
Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	113,724,867	113,758,985
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	37,590,000	$37,590,000
Total Short-Term Securities — 4.3% (Cost: $151,341,661)		151,348,985
Total Investments — 103.0% (Cost: $3,791,175,865)		3,665,013,443
Liabilities in Excess of Other Assets — (3.0)%		(105,300,537)
Net Assets — 100.0%		$3,559,712,906

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/19/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$113,760,296 (b)	$—	$(8,635)	$7,324	$113,758,985	113,724,867	$71,292 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	37,590,000 (b)	—	—	—	37,590,000	37,590,000	159,180	—
				$(8,635)	$7,324	$151,348,985		$230,472	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	109	06/18/26	$39,478	$2,200,221

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Defense Industrials Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,200,221	$—	$—	$—	$2,200,221

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(553,501)	$—	$—	$—	$(553,501)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,200,221	$—	$—	$—	$2,200,221
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,869,610
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,389,186,066	$1,124,478,392	$—	$3,513,664,458
Short-Term Securities
Money Market Funds	151,348,985	—	—	151,348,985
	$2,540,535,051	$1,124,478,392	$—	$3,665,013,443
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,200,221	$—	$—	$2,200,221

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.3%
ANZ Group Holdings Ltd.	1,430	$37,983
Aristocrat Leisure Ltd.	487	16,755
ASX Ltd.	76	3,327
Aurizon Holdings Ltd.	561	1,695
BHP Group Ltd.	2,513	99,463
Brambles Ltd.	506	8,244
CAR Group Ltd.	83	1,531
Charter Hall Group	224	3,299
Coles Group Ltd.	636	10,137
Commonwealth Bank of Australia	865	108,952
Computershare Ltd.	272	5,976
CSL Ltd.	240	21,662
Evolution Mining Ltd.	1,783	15,764
Fortescue Ltd.	1,272	18,333
Genesis Minerals Ltd.(a)	307	1,323
Goodman Group	1,039	22,511
GPT Group(The)	288	993
HUB24 Ltd.	26	1,591
Insurance Australia Group Ltd.	414	2,251
JB Hi-Fi Ltd.	5	279
Lynas Rare Earths Ltd.(a)	328	4,653
Macquarie Group Ltd.	178	30,579
Medibank Pvt Ltd.	1,600	5,441
National Australia Bank Ltd.	1,770	51,202
Northern Star Resources Ltd.	837	12,830
Orica Ltd.	251	3,828
Origin Energy Ltd.	580	5,072
Pro Medicus Ltd.	7	687
QBE Insurance Group Ltd.	493	7,986
REA Group Ltd.	90	11,142
Regis Resources Ltd.	469	2,405
Rio Tinto Ltd.	137	16,781
Sandfire Resources Ltd.(a)	57	689
Santos Ltd.	1,865	10,745
Scentre Group	2,643	7,102
Sonic Healthcare Ltd.	133	1,903
South32 Ltd.	405	1,200
Stockland	1,890	5,543
Suncorp Group Ltd.	425	5,289
Telstra Group Ltd.	3,228	12,397
Transurban Group	871	8,827
Vault Minerals Ltd.	600	2,002
Washington H Soul Pattinson & Co. Ltd.	146	4,452
Wesfarmers Ltd.	610	32,405
Westgold Resources Ltd.	136	540
Westpac Banking Corp.	1,745	48,819
WiseTech Global Ltd.	9	283
Woodside Energy Group Ltd.	971	23,214
Woolworths Group Ltd.	742	18,424
Worley Ltd.	337	2,887
Xero Ltd.(a)	108	6,343
		727,739
Austria — 0.3%
BAWAG Group AG(b)	27	4,624
Erste Group Bank AG	210	23,204
OMV AG	56	3,953
Raiffeisen Bank International AG	57	3,109
Verbund AG	15	1,132
voestalpine AG	27	1,396
		37,418
Security	Shares	Value
Belgium — 1.2%
Ageas SA/NV	6	$470
Anheuser-Busch InBev SA/NV	720	54,404
Argenx SE(a)	39	30,585
Elia Group SA/NV, Class B	24	3,980
Financiere de Tubize SA	6	1,382
KBC Group NV	127	16,903
Sofina SA	14	3,585
Syensqo SA	51	3,383
UCB SA	92	25,051
		139,743
China — 0.1%
Mobvista, Inc.(a)(b)	1,000	2,091
Wharf Holdings Ltd.(The)	1,000	3,302
		5,393
Denmark — 1.7%
AP Moller - Maersk A/S, Class A	3	7,039
AP Moller - Maersk A/S, Class B, NVS	3	7,108
Danske Bank A/S	505	25,961
DSV A/S	90	22,135
Genmab A/S(a)	47	12,445
Novo Nordisk A/S, Class B	1,681	71,503
Novonesis Novozymes B, Class B	149	9,155
Orsted A/S(a)(b)	225	6,017
Pandora A/S	30	2,283
Rockwool A/S, Class B	45	1,310
Tryg A/S	325	7,809
Vestas Wind Systems A/S	566	17,404
Zealand Pharma A/S(a)	14	662
		190,831
Finland — 1.0%
Elisa OYJ	24	1,166
Fortum OYJ	58	1,461
Kone OYJ, Class B	240	15,267
Metso OYJ	244	4,215
Neste OYJ	132	4,560
Nokia OYJ	3,179	40,394
Orion OYJ, Class B	50	4,039
Sampo OYJ, Class A	1,446	15,026
UPM-Kymmene OYJ	148	4,434
Wartsila OYJ Abp	452	18,983
		109,545
France — 10.0%
Accor SA	44	2,178
Air Liquide SA	281	60,454
Airbus SE	323	66,589
Alstom SA(a)	54	1,085
Amundi SA(b)	45	4,350
ArcelorMittal SA	237	13,759
AXA SA	1,198	57,750
Ayvens SA(b)	266	3,600
BioMerieux	20	1,688
BNP Paribas SA	530	55,661
Bollore SE	165	1,042
Bureau Veritas SA	241	7,385
Capgemini SE	77	9,364
Cie de Saint-Gobain SA	273	25,012
Cie Generale des Etablissements Michelin SCA	110	3,985
Credit Agricole SA	665	12,989
Danone SA	262	20,527
Dassault Aviation SA	20	6,994
Dassault Systemes SE	365	8,225

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Eiffage SA	57	$9,190
Engie SA	1,003	33,061
EssilorLuxottica SA	183	38,736
Euronext NV(b)	39	6,528
Gaztransport Et Technigaz SA	8	1,946
Getlink SE	128	2,865
Hermes International SCA	19	36,349
Kering SA	32	8,804
Klepierre SA	46	1,864
Legrand SA	150	26,874
L'Oreal SA	114	49,099
LVMH Moet Hennessy Louis Vuitton SE	125	66,776
Nexans SA	7	1,307
Orange SA	1,237	25,757
Pernod Ricard SA	199	14,794
Publicis Groupe SA	206	19,248
Rexel SA	70	2,961
Safran SA	217	69,681
Sanofi SA	632	59,140
Schneider Electric SE	297	94,508
Societe Generale SA	356	28,658
Sodexo SA	69	3,510
STMicroelectronics NV	339	18,467
Technip Energies NV	127	6,008
Thales SA	63	17,308
TotalEnergies SE	1,080	100,411
Vallourec SACA	29	874
Veolia Environnement SA	2	85
Vinci SA	239	36,142
		1,143,588
Germany — 8.4%
adidas AG	97	16,787
Allianz SE, Registered	202	92,260
BASF SE	399	25,590
Bayer AG, Registered	488	21,881
Bayerische Motoren Werke AG	97	8,877
Beiersdorf AG	16	1,326
Continental AG	1	76
CTS Eventim AG & Co. KGaA	39	2,574
Daimler Truck Holding AG	106	5,346
Delivery Hero SE, Class A(a)(b)	102	2,482
Deutsche Bank AG, Registered	967	30,044
Deutsche Boerse AG	101	30,987
Deutsche Lufthansa AG, Registered	162	1,388
Deutsche Post AG, Registered	590	34,936
Deutsche Telekom AG, Registered	2,251	72,709
E.ON SE	1,077	23,877
Fresenius Medical Care AG	139	6,290
Fresenius SE & Co. KGaA	92	4,456
GEA Group AG	67	4,582
Hannover Rueck SE	46	13,899
Heidelberg Materials AG	62	13,680
Henkel AG & Co. KGaA	35	2,412
Hensoldt AG	48	4,331
HOCHTIEF AG	10	5,378
Infineon Technologies AG	731	49,164
Knorr-Bremse AG	19	2,216
LEG Immobilien SE	41	2,877
Mercedes-Benz Group AG	385	22,442
Merck KGaA	81	10,488
MTU Aero Engines AG	10	3,430
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	66	$39,479
Nemetschek SE	26	1,887
Nordex SE(a)	22	1,254
Rational AG	9	6,581
RWE AG	394	28,688
SAP SE	564	94,692
Scout24 SE(b)	131	10,907
Siemens AG, Registered	467	138,774
Siemens Energy AG(a)	425	90,067
Siemens Healthineers AG(b)	215	8,816
Symrise AG, Class A	37	3,273
Talanx AG(a)	13	1,694
Vonovia SE	493	13,283
Zalando SE(a)(b)	197	4,866
		961,046
Hong Kong — 2.2%
AIA Group Ltd.	6,200	68,068
BOC Hong Kong Holdings Ltd.	4,500	25,885
CK Hutchison Holdings Ltd.	1,000	8,350
CK Infrastructure Holdings Ltd., Class L	500	4,209
CLP Holdings Ltd.	1,500	14,423
Galaxy Entertainment Group Ltd., Class L	2,000	8,533
Guotai Junan International Holdings Ltd.	8,000	2,478
Henderson Land Development Co. Ltd.	1,000	3,953
HKT Trust & HKT Ltd., Class SS	7,000	11,355
Hong Kong & China Gas Co. Ltd.	9,000	8,332
Jardine Matheson Holdings Ltd.	100	6,817
Johnson Electric Holdings Ltd.	500	1,357
Link REIT	2,300	11,581
MTR Corp. Ltd.	1,500	6,410
Power Assets Holdings Ltd.	1,000	8,264
Sands China Ltd.	2,800	5,875
Sino Land Co. Ltd.	2,000	3,207
SITC International Holdings Co. Ltd.	2,000	8,374
Sun Hung Kai Properties Ltd.	500	8,754
Techtronic Industries Co. Ltd.	1,500	21,750
WH Group Ltd.(b)	6,000	7,293
Wharf Real Estate Investment Co. Ltd.	2,000	6,263
		251,531
Ireland — 0.3%
Bank of Ireland Group PLC	680	13,394
Kerry Group PLC, Class A	90	7,627
Kingspan Group PLC	128	11,843
		32,864
Israel — 0.8%
Azrieli Group Ltd.	15	2,392
Clal Insurance Enterprises Holdings Ltd.	23	1,987
Elbit Systems Ltd.	18	14,975
Harel Insurance Investments & Financial Services Ltd.	6	372
ICL Group Ltd.	629	3,368
Israel Discount Bank Ltd., Class A	638	7,098
Mizrahi Tefahot Bank Ltd.	254	19,973
Nice Ltd.(a)	61	6,235
Nova Ltd.(a)	20	9,987
Phoenix Financial Ltd.	164	9,868
Tower Semiconductor Ltd.(a)	59	12,295
		88,550
Italy — 3.4%
A2A SpA	803	2,287
Amplifon SpA	68	753
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Azimut Holding SpA	25	$1,062
Banca Mediolanum SpA	248	5,436
Banca Monte dei Paschi di Siena SpA	1,037	11,054
Banco BPM SpA	531	7,737
BPER Banca SpA	1,040	15,352
Buzzi SpA	5	274
Enel SpA	4,690	54,759
Eni SpA	1,319	37,296
Ferrari NV	55	19,033
Fincantieri SpA(a)	143	2,011
FinecoBank Banca Fineco SpA	490	12,164
Generali	294	13,175
Intesa Sanpaolo SpA	10,789	73,303
Leonardo SpA	213	13,301
Moncler SpA	146	8,814
Prysmian SpA	155	23,577
Saipem SpA	225	1,219
Stellantis NV(a)	403	2,957
Tenaris SA, NVS	372	11,875
Terna - Rete Elettrica Nazionale	1,514	18,211
UniCredit SpA	687	53,093
Unipol Assicurazioni SpA	126	3,292
		392,035
Japan — 22.3%
Advantest Corp.	400	74,687
Aeon Co. Ltd.	1,900	18,326
Aisin Corp.	400	6,343
Ajinomoto Co., Inc.	700	22,498
ANA Holdings, Inc.	400	6,647
Asics Corp.	100	2,840
Astellas Pharma, Inc.	900	12,755
BayCurrent, Inc.	100	3,220
Bridgestone Corp.	500	10,391
Canon, Inc.	200	5,145
Central Japan Railway Co.	300	7,197
Chiba Bank Ltd.(The)	500	6,902
Chugai Pharmaceutical Co. Ltd.	300	15,999
CyberAgent, Inc.	500	4,004
Daifuku Co. Ltd.	200	8,744
Daiichi Life Group, Inc.	1,000	9,156
Daiichi Sankyo Co. Ltd.	1,200	19,493
Daikin Industries Ltd.	200	28,259
Daiwa House Industry Co. Ltd.	300	9,153
Daiwa Securities Group, Inc.	600	5,648
Denso Corp.	1,300	15,532
Dentsu Group, Inc.(a)	100	1,899
East Japan Railway Co.	800	17,463
Ebara Corp.	100	3,421
Eisai Co. Ltd.	200	5,986
ENEOS Holdings, Inc.	2,000	16,797
FANUC Corp.	200	8,835
Fast Retailing Co. Ltd.	100	47,075
Fuji Electric Co. Ltd.	100	8,404
FUJIFILM Holdings Corp.	700	12,883
Fujikura Ltd.	900	34,725
Fujitsu Ltd.	1,200	24,086
Hitachi Ltd.	2,700	85,856
Honda Motor Co. Ltd.	600	4,869
Horiba Ltd.	100	13,924
Hoya Corp.	200	37,349
Ibiden Co. Ltd.	100	8,553
Idemitsu Kosan Co. Ltd.	300	2,567
Security	Shares	Value
Japan (continued)
IHI Corp.	700	$12,786
Inpex Corp.	600	15,642
ITOCHU Corp.	3,400	42,137
Japan Exchange Group, Inc.	800	9,529
Japan Post Bank Co. Ltd.	900	15,444
Japan Post Holdings Co. Ltd.	100	1,160
Japan Tobacco, Inc.	500	18,627
JFE Holdings, Inc.	500	5,491
JX Advanced Metals Corp.	200	6,205
Kajima Corp.	500	19,542
Kansai Electric Power Co., Inc.(The)	600	9,612
Kao Corp.	200	7,453
Kawasaki Heavy Industries Ltd.	400	8,223
Kawasaki Kisen Kaisha Ltd.	500	8,184
KDDI Corp.	1,300	21,274
Keyence Corp.	100	45,867
Kioxia Holdings Corp.(a)	100	24,196
Kirin Holdings Co. Ltd.	800	12,615
Kobe Bussan Co. Ltd.	300	5,252
Komatsu Ltd.	500	21,409
Konami Group Corp.	100	12,007
Kyocera Corp.	300	5,213
LY Corp.	3,400	8,943
M3, Inc.(a)	400	3,853
Marubeni Corp.	400	15,568
MatsukiyoCocokara & Co.	500	7,301
Minebea Mitsumi, Inc.	100	1,999
Mitsubishi Corp.	1,800	57,648
Mitsubishi Electric Corp.	1,100	44,144
Mitsubishi Estate Co. Ltd.	600	17,099
Mitsubishi Heavy Industries Ltd.	2,000	59,692
Mitsubishi UFJ Financial Group, Inc.	6,700	120,351
Mitsui & Co. Ltd.	1,400	52,564
Mitsui Fudosan Co. Ltd.	1,700	18,618
Mitsui OSK Lines Ltd.	100	3,777
Mizuho Financial Group, Inc.	1,400	60,204
MonotaRO Co. Ltd.	300	3,567
MS&AD Insurance Group Holdings, Inc.	100	2,571
Murata Manufacturing Co. Ltd.	1,000	33,164
NEC Corp.	800	21,280
Nexon Co. Ltd.	200	3,377
Nidec Corp.(a)	300	4,621
Nintendo Co. Ltd.	600	29,351
Nippon Sanso Holdings Corp.	100	3,526
Nippon Steel Corp.	2,700	9,940
Nippon Yusen KK	400	14,375
Nitori Holdings Co. Ltd.	200	2,891
Nitto Denko Corp.	300	5,706
Nomura Holdings, Inc.	400	3,204
Nomura Research Institute Ltd.	200	5,398
NSK Ltd.	300	2,437
NTT, Inc.	19,800	19,286
Obayashi Corp.	800	18,809
Obic Co. Ltd.	100	2,657
Olympus Corp.	300	2,951
Ono Pharmaceutical Co. Ltd.	300	4,437
Oriental Land Co. Ltd./Japan	700	9,739
ORIX Corp.	500	16,828
Osaka Gas Co. Ltd.	200	7,187
Otsuka Corp.	300	5,554
Otsuka Holdings Co. Ltd.	200	14,576
Pan Pacific International Holdings Corp.	1,700	9,615

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Panasonic Holdings Corp.	800	$16,365
Rakuten Group, Inc.(a)	1,200	5,843
Recruit Holdings Co. Ltd.	800	37,060
Renesas Electronics Corp.	1,000	20,223
Resona Holdings, Inc.	1,400	17,511
Ryohin Keikaku Co. Ltd.	100	2,310
Sanrio Co. Ltd.	500	2,914
SBI Holdings, Inc.	200	4,036
Secom Co. Ltd.	100	3,666
Sekisui Chemical Co. Ltd.	200	3,065
Sekisui House Ltd.	100	2,177
Seven & i Holdings Co. Ltd.	1,200	14,341
Shimadzu Corp.	200	4,649
Shimamura Co. Ltd.	200	4,183
Shimizu Corp.	800	15,456
Shin-Etsu Chemical Co. Ltd.	900	41,438
Shionogi & Co. Ltd.	100	2,020
Shiseido Co. Ltd.	100	2,042
SKY Perfect JSAT Corp	100	2,183
SoftBank Corp.	20,600	28,994
SoftBank Group Corp.	2,100	71,733
Sompo Holdings, Inc.	400	14,886
Sony Financial Group, Inc.	7,500	6,729
Sony Group Corp.	3,200	64,113
Subaru Corp.	100	1,490
Sumitomo Corp.	600	22,309
Sumitomo Electric Industries Ltd.	400	26,334
Sumitomo Metal Mining Co. Ltd.	100	6,148
Sumitomo Mitsui Financial Group, Inc.	1,900	67,087
Sumitomo Mitsui Trust Group, Inc.	600	20,060
Sumitomo Realty & Development Co. Ltd.	300	9,300
Suntory Beverage & Food Ltd.	200	5,764
Suzuki Motor Corp.	100	1,118
Sysmex Corp.	100	883
T&D Holdings, Inc.	400	9,691
Taisei Corp.	100	10,844
Takeda Pharmaceutical Co. Ltd.	700	23,403
TDK Corp.	1,300	23,770
Terumo Corp.	600	7,634
TIS, Inc.	100	2,180
Toho Co. Ltd./Tokyo	600	5,582
Tokio Marine Holdings, Inc.	900	41,217
Tokyo Electron Ltd.	300	88,405
Tokyo Gas Co. Ltd.	200	8,494
Toray Industries, Inc.	600	4,308
Toyota Motor Corp.	4,000	76,782
Toyota Tsusho Corp.	100	3,926
Trend Micro, Inc./Japan	100	3,481
Unicharm Corp.	200	1,165
Yokogawa Electric Corp.	200	6,964
Yokohama Financial Group, Inc.	500	4,746
ZOZO, Inc.	600	4,039
		2,559,368
Netherlands — 5.2%
ABN AMRO Bank NV, CVA	243	8,460
Adyen NV(a)(b)	15	16,927
Aegon Ltd.	132	1,094
ASM International NV	25	24,457
ASML Holding NV	212	306,455
ASR Nederland NV	105	7,976
BE Semiconductor Industries NV	33	9,653
CSG NV(a)	18	390
Security	Shares	Value
Netherlands (continued)
CVC Capital Partners PLC(b)	151	$2,298
DSM-Firmenich AG	110	8,216
EXOR NV, NVS	92	7,217
Heineken Holding NV	200	14,212
Heineken NV	256	19,929
ING Groep NV	1,519	43,962
Koninklijke Ahold Delhaize NV, Class N	757	35,556
Koninklijke KPN NV	3,127	16,722
Koninklijke Philips NV	256	6,753
NN Group NV	99	8,666
Prosus NV	733	35,486
QIAGEN NV	150	5,117
SBM Offshore NV	5	214
Universal Music Group NV	595	12,476
Wolters Kluwer NV	126	9,834
		602,070
New Zealand — 0.2%
Contact Energy Ltd.	2,024	11,359
Fisher & Paykel Healthcare Corp. Ltd., Class C	330	7,112
Infratil Ltd.	935	6,888
Meridian Energy Ltd.	198	664
		26,023
Norway — 1.1%
Aker BP ASA	256	10,008
DNB Bank ASA	757	22,925
Equinor ASA	481	19,575
Gjensidige Forsikring ASA	332	9,326
Kongsberg Gruppen ASA	611	20,444
Kongsberg Maritime AS(a)	528	3,460
Norsk Hydro ASA	1,070	11,809
Orkla ASA	707	8,720
Salmar ASA	44	2,655
Telenor ASA	453	7,457
Yara International ASA	72	4,192
		120,571
Portugal — 0.1%
EDP SA	1,409	7,685
Galp Energia SGPS SA	151	3,532
Jeronimo Martins SGPS SA	186	4,466
		15,683
Singapore — 0.9%
CapitaLand Ascendas REIT	3,100	6,093
CapitaLand Integrated Commercial Trust	3,300	6,146
CapitaLand Investment Ltd./Singapore	1,200	2,632
Genting Singapore Ltd.	500	268
Keppel Ltd.	200	1,712
Keppel REIT	122	86
Oversea-Chinese Banking Corp. Ltd.	1,700	29,329
Singapore Airlines Ltd.	900	4,458
Singapore Technologies Engineering Ltd.	1,100	9,322
Singapore Telecommunications Ltd.	4,500	16,298
United Overseas Bank Ltd.	800	22,783
Yangzijiang Shipbuilding Holdings Ltd.	1,400	4,775
		103,902
Spain — 4.3%
Acciona SA	7	2,038
ACS Actividades de Construccion y Servicios SA	103	14,846
Aena SME SA(b)	299	8,166
Amadeus IT Group SA	337	19,446
Banco Bilbao Vizcaya Argentaria SA	3,637	80,314
Banco de Sabadell SA	2,645	10,255
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Banco Santander SA	8,930	$108,967
Bankinter SA	391	6,507
CaixaBank SA	1,703	21,676
Cellnex Telecom SA(b)	381	12,825
Endesa SA	189	8,471
Ferrovial SE	310	21,288
Grifols SA	289	3,047
Iberdrola SA	3,467	81,281
Indra Sistemas SA	28	1,610
Industria de Diseno Textil SA	625	37,407
International Consolidated Airlines Group SA, Class DI	1,444	7,285
Naturgy Energy Group SA	314	9,869
Repsol SA	689	18,507
Telefonica SA	5,156	23,266
Unicaja Banco SA(b)	551	1,789
		498,860
Sweden — 3.8%
AddTech AB, Class B	163	5,986
Alfa Laval AB	257	15,466
Assa Abloy AB, Class B	517	19,898
Atlas Copco AB, Class A	1,711	32,881
Atlas Copco AB, Class B	1,160	19,779
Beijer Ref AB, Class B	263	3,726
Boliden AB(a)	203	10,671
Epiroc AB, Class A	275	7,939
Epiroc AB, Class B	96	2,392
EQT AB	250	8,158
Essity AB, Class B	47	1,245
Evolution AB(b)	108	7,611
Fastighets AB Balder, Class B(a)	1	6
H & M Hennes & Mauritz AB, Class B	568	10,194
Hexagon AB, Class B	1,846	20,167
Industrivarden AB, Class A	42	2,231
Industrivarden AB, Class C	34	1,789
Indutrade AB	448	9,679
Investor AB, Class B	999	40,545
Lifco AB, Class B	168	5,286
Nibe Industrier AB, Class B	142	646
Nordea Bank Abp	1,912	35,955
Saab AB, Class B	268	16,269
Sandvik AB	581	24,441
Securitas AB, Class B	244	4,095
Skandinaviska Enskilda Banken AB, Class A	729	14,429
Skanska AB, Class B	287	7,751
SKF AB, Class B	209	5,262
SSAB AB, Class B	174	1,584
Svenska Handelsbanken AB, Class A	420	5,968
Swedbank AB, Class A	517	18,276
Swedish Orphan Biovitrum AB(a)	11	516
Tele2 AB, Class B	740	15,184
Telefonaktiebolaget LM Ericsson, Class B	1,877	22,391
Telia Co. AB	2,849	14,892
Trelleborg AB, Class B	59	2,423
Volvo AB, Class B	615	21,437
		437,168
Switzerland — 8.6%
ABB Ltd., Registered	869	87,890
Alcon AG	190	14,184
Belimo Holding AG, Registered	8	7,326
BKW AG	17	3,398
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	$12,255
Cie Financiere Richemont SA, Class A, Registered	279	53,545
Flughafen Zurich AG, Registered	17	4,827
Galderma Group AG	93	19,511
Geberit AG, Registered	13	8,785
Givaudan SA, Registered	5	17,830
Helvetia Baloise Holding AG, Registered	29	7,951
Holcim AG	359	33,361
Julius Baer Group Ltd.	96	7,891
Kuehne + Nagel International AG, Registered	54	12,683
Logitech International SA, Registered	141	13,919
Lonza Group AG, Registered	20	12,296
Nestle SA, Registered	1,278	129,384
Novartis AG, Registered	1,005	148,529
Partners Group Holding AG	7	7,610
Roche Holding AG, Bearer	9	3,764
Roche Holding AG, NVS	364	148,330
Sandoz Group AG	177	14,198
Schindler Holding AG, Participation Certificates, NVS	28	9,789
Schindler Holding AG, Registered	10	3,348
SGS SA	100	10,835
Sika AG, Registered	53	9,777
Sonova Holding AG, Registered	13	2,850
Straumann Holding AG	41	4,450
Swiss Life Holding AG, Registered	2	2,348
Swiss Re AG	154	24,808
Swisscom AG, Registered	10	8,458
Swissquote Group Holding SA, Registered	3	1,518
UBS Group AG, Registered	1,636	72,396
VAT Group AG(b)	13	9,766
Zurich Insurance Group AG	80	55,778
		985,588
United Kingdom — 15.2%
3i Group PLC	440	15,302
Admiral Group PLC	137	6,297
Airtel Africa PLC(b)	1,266	6,114
Anglo American PLC, NVS	523	25,881
Antofagasta PLC	341	16,538
AstraZeneca PLC	832	157,849
Autotrader Group PLC(b)	1,145	7,702
Aviva PLC	1,617	13,714
BAE Systems PLC	1,888	52,512
Balfour Beatty PLC	67	744
Barclays PLC	7,333	43,103
Barratt Redrow PLC	614	2,091
BP PLC	8,347	66,073
British American Tobacco PLC	1,239	72,971
BT Group PLC	3,049	8,964
Bunzl PLC	112	3,692
Coca-Cola HBC AG, Class DI	148	8,633
Compass Group PLC	1,063	30,037
DCC PLC	51	3,844
Diageo PLC	1,353	27,357
Drax Group PLC	12	144
easyJet PLC	613	2,934
Endeavour Mining PLC	105	6,337
Entain PLC	380	2,805
Experian PLC	617	22,575
Fresnillo PLC	151	6,668
Glencore PLC	4,940	38,393
GSK PLC	2,046	53,641

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced International Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Haleon PLC	4,989	$23,039
Halma PLC	335	20,160
Howden Joinery Group PLC	33	348
HSBC Holdings PLC	9,107	167,567
IMI PLC	41	1,562
Imperial Brands PLC	479	18,198
Informa PLC	385	4,163
InterContinental Hotels Group PLC	62	8,865
Intertek Group PLC	180	11,595
J Sainsbury PLC	2,123	9,499
Kingfisher PLC	869	3,417
Land Securities Group PLC	123	990
Legal & General Group PLC	1,939	6,654
Lloyds Banking Group PLC	29,367	39,919
London Stock Exchange Group PLC	242	31,401
Marks & Spencer Group PLC	849	3,814
Melrose Industries PLC	936	6,142
National Grid PLC	2,596	46,470
NatWest Group PLC, NVS	4,245	33,858
Next PLC	24	4,236
Pearson PLC	234	3,453
Prudential PLC	1,022	15,401
Reckitt Benckiser Group PLC	247	15,716
RELX PLC	1,072	39,092
Rentokil Initial PLC	1,057	7,126
Rightmove PLC	252	1,486
Rio Tinto PLC	499	50,267
Rolls-Royce Holdings PLC	5,131	82,566
Sage Group PLC(The)	1,197	14,276
Segro PLC	172	1,629
Severn Trent PLC	89	3,956
Shell PLC	3,436	156,224
Smith & Nephew PLC	384	5,942
Smiths Group PLC	501	17,297
Spirax Group PLC	20	1,952
SSE PLC	618	22,127
St. James's Place PLC	164	2,708
Standard Chartered PLC	995	25,337
Taylor Wimpey PLC	2,535	2,682
Tesco PLC	4,667	30,613
Unilever PLC	1,028	59,948
United Utilities Group PLC	342	6,783
Verisure PLC(a)	92	1,150
Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	17,036	$27,107
Whitbread PLC	74	2,249
Wise PLC, Class A(a)	280	4,004
		1,745,903
United States — 0.1%
Sunbelt Rentals Holdings, Inc.	200	15,033
Total Common Stocks — 97.5% (Cost: $10,890,828)		11,190,452
Preferred Stocks
Germany — 0.1%
Dr. Ing hc F Porsche AG, Preference Shares, NVS	30	1,457
Henkel AG & Co. KGaA, Preference Shares, NVS	85	6,185
Sartorius AG, Preference Shares, NVS	7	1,788
Volkswagen AG, Preference Shares, NVS	27	2,738
		12,168
Total Preferred Stocks — 0.1% (Cost: $13,047)		12,168
Total Long-Term Investments — 97.6% (Cost: $10,903,875)		11,202,620
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	220,000	220,000
Total Short-Term Securities — 1.9% (Cost: $220,000)		220,000
Total Investments — 99.5% (Cost: $11,123,875)		11,422,620
Other Assets Less Liabilities — 0.5%		58,486
Net Assets — 100.0%		$11,481,106

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/10/26(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$220,000 (b)	$—	$—	$—	$220,000	220,000	$1,132	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced International Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$372,065	$10,818,387	$—	$11,190,452
Preferred Stocks	—	12,168	—	12,168
Short-Term Securities
Money Market Funds	220,000	—	—	220,000
	$592,065	$10,830,555	$—	$11,422,620
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Carpenter Technology Corp.	17	$7,279
General Dynamics Corp.	68	23,412
General Electric Co.	153	44,359
HEICO Corp., Class A	85	17,767
Leonardo DRS, Inc.	17	691
Lockheed Martin Corp.	51	26,417
Northrop Grumman Corp.	17	9,851
RTX Corp.	238	41,905
		171,681
Automobile Components — 0.3%
BorgWarner, Inc.	544	30,992
Automobiles — 1.7%
Ford Motor Co.	391	4,723
General Motors Co.	204	15,686
Tesla, Inc.(a)	357	136,242
		156,651
Banks — 3.3%
Bank of America Corp.	1,241	66,344
Huntington Bancshares, Inc./Ohio	1,445	24,218
JPMorgan Chase & Co.	323	101,173
KeyCorp	119	2,631
NU Holdings Ltd./Cayman Islands, Class A(a)	476	6,893
PNC Financial Services Group, Inc.(The)	119	26,537
U.S. Bancorp	833	47,198
Wells Fargo & Co.	306	25,162
		300,156
Beverages — 0.6%
Coca-Cola Co.(The)	595	46,862
Keurig Dr. Pepper, Inc.	102	2,999
Monster Beverage Corp.(a)	17	1,310
		51,171
Biotechnology — 2.1%
AbbVie, Inc.	289	61,072
Alnylam Pharmaceuticals, Inc.(a)	17	5,261
Amgen, Inc.	68	23,545
Exelixis, Inc.(a)	153	6,802
Gilead Sciences, Inc.	136	17,794
Insmed, Inc.(a)	17	2,318
Moderna, Inc.(a)	238	10,934
Natera, Inc.(a)	68	14,019
Neurocrine Biosciences, Inc.(a)	17	2,238
Regeneron Pharmaceuticals, Inc.	34	24,040
Ultragenyx Pharmaceutical, Inc.(a)	34	839
United Therapeutics Corp.(a)	17	9,713
Vertex Pharmaceuticals, Inc.(a)	34	14,531
Viking Therapeutics, Inc.(a)	17	530
		193,636
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	1,496	396,530
Etsy, Inc.(a)	34	2,187
		398,717
Building Products — 0.3%
Fortune Brands Innovations, Inc.	17	689
Owens Corning	68	8,387
Trane Technologies PLC	34	16,747
		25,823
Capital Markets — 2.9%
Ares Management Corp., Class A	68	7,983
Security	Shares	Value
Capital Markets (continued)
Blackstone, Inc., NVS	119	$14,944
Charles Schwab Corp.(The)	680	62,315
CME Group, Inc.	68	19,572
Franklin Resources, Inc.	153	4,585
Hamilton Lane, Inc., Class A	17	1,564
Interactive Brokers Group, Inc., Class A	221	17,569
Intercontinental Exchange, Inc.	306	48,376
Invesco Ltd.	425	11,139
Jefferies Financial Group, Inc.	153	7,378
KKR & Co., Inc.	17	1,774
Moody's Corp.	34	15,703
Morgan Stanley	51	9,720
Robinhood Markets, Inc., Class A(a)	34	2,478
S&P Global, Inc.	85	36,655
Tradeweb Markets, Inc., Class A	17	1,925
XP, Inc., Class A	51	977
		264,657
Chemicals — 0.9%
Corteva, Inc.	646	52,332
Dow, Inc.	51	2,065
Huntsman Corp.	544	7,817
LyondellBasell Industries NV, Class A	153	11,414
Mosaic Co.(The)	136	3,165
RPM International, Inc.	17	1,732
		78,525
Commercial Services & Supplies — 0.7%
Cintas Corp.	119	20,791
Copart, Inc.(a)	221	7,317
Veralto Corp.	374	32,987
		61,095
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	255	44,041
Cisco Systems, Inc.	289	26,443
Motorola Solutions, Inc.	51	22,391
		92,875
Construction & Engineering — 0.6%
Comfort Systems USA, Inc.	17	31,284
MasTec, Inc.(a)	68	26,796
		58,080
Consumer Finance — 0.9%
Ally Financial, Inc.	255	11,320
American Express Co.	68	21,967
Capital One Financial Corp.	170	32,521
OneMain Holdings, Inc.	255	14,986
		80,794
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	136	137,976
Dollar General Corp.	34	3,940
Sprouts Farmers Market, Inc.(a)	68	5,566
Target Corp.	17	2,206
Walmart, Inc.	1,054	139,054
		288,742
Containers & Packaging — 0.2%
AptarGroup, Inc.	17	2,103
Smurfit WestRock PLC	323	12,400
		14,503
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	51	4,137
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,275	$33,316
Comcast Corp., Class A	918	24,822
		58,138
Electric Utilities — 0.9%
Edison International	323	22,445
Entergy Corp.	187	22,049
Eversource Energy	119	8,413
NextEra Energy, Inc.	119	11,648
NRG Energy, Inc.	68	10,580
PG&E Corp.	595	9,889
		85,024
Electrical Equipment — 1.3%
AMETEK, Inc.	119	28,025
GE Vernova, Inc.	34	36,838
Rockwell Automation, Inc.	51	20,854
Vertiv Holdings Co., Class A	102	33,506
		119,223
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	476	70,100
Flex Ltd.(a)	136	12,451
Jabil, Inc.	34	11,475
		94,026
Entertainment — 0.8%
Electronic Arts, Inc.	17	3,440
Netflix, Inc.(a)	510	47,741
ROBLOX Corp., Class A(a)	68	3,758
Roku, Inc.(a)	85	9,908
Take-Two Interactive Software, Inc.(a)	17	3,634
		68,481
Financial Services — 3.5%
Affirm Holdings, Inc.(a)	17	1,093
Berkshire Hathaway, Inc., Class B(a)	238	112,717
Block, Inc.(a)	68	4,795
Fidelity National Information Services, Inc.	204	9,492
Fiserv, Inc.(a)	119	7,455
Mastercard, Inc., Class A	136	68,397
Rocket Companies, Inc., Class A(a)	34	497
Visa, Inc., Class A	340	112,146
		316,592
Ground Transportation — 0.5%
Ryder System, Inc.	51	12,942
Uber Technologies, Inc.(a)	170	12,684
Union Pacific Corp.	85	22,906
		48,532
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(a)	629	36,237
Dexcom, Inc.(a)	17	1,012
Glaukos Corp.(a)	51	7,327
Intuitive Surgical, Inc.(a)	68	31,118
Medtronic PLC	102	8,259
Stryker Corp.	153	48,215
		132,168
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	85	16,395
Centene Corp.(a)	408	21,905
HCA Healthcare, Inc.	68	29,543
HealthEquity, Inc.(a)	51	4,184
McKesson Corp.	17	13,858
Molina Healthcare, Inc.(a)	17	3,309
Quest Diagnostics, Inc.	85	16,507
Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	17	$3,011
UnitedHealth Group, Inc.	119	44,087
		152,799
Health Care REITs — 0.4%
Ventas, Inc.	357	31,366
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	17	415
Veeva Systems, Inc., Class A(a)	34	5,303
		5,718
Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.(a)	17	2,588
Carnival Corp.	340	9,013
Chipotle Mexican Grill, Inc., Class A(a)	374	12,712
Darden Restaurants, Inc.	51	10,229
DraftKings, Inc., Class A (a)	102	2,379
Las Vegas Sands Corp.	170	9,284
Life Time Group Holdings, Inc.(a)	68	1,823
McDonald's Corp.	34	9,982
Norwegian Cruise Line Holdings Ltd.(a)	663	12,053
Royal Caribbean Cruises Ltd.	17	4,484
Viking Holdings Ltd.(a)	51	4,177
		78,724
Household Durables — 0.7%
D.R. Horton, Inc.	102	15,694
Garmin Ltd.	68	17,077
Meritage Homes Corp.	340	22,896
Newell Brands, Inc.	68	277
Taylor Morrison Home Corp., Class A(a)	51	3,098
		59,042
Household Products — 0.3%
Colgate-Palmolive Co.	221	18,865
Procter & Gamble Co.(The)	68	10,002
		28,867
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.(The)	187	2,702
Industrial Conglomerates — 1.5%
3M Co.	255	37,362
Honeywell International, Inc.	442	94,734
		132,096
Industrial REITs — 0.1%
Prologis, Inc.	68	9,657
Insurance — 2.0%
Aon PLC, Class A	34	10,596
Chubb Ltd.	85	27,795
Globe Life, Inc.	51	7,870
Hartford Insurance Group, Inc.	238	32,561
Marsh & McLennan Companies, Inc.	272	45,617
Progressive Corp.(The)	68	13,687
Reinsurance Group of America, Inc.	68	14,379
Travelers Companies, Inc.(The)	102	31,124
		183,629
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A	850	327,080
Alphabet, Inc., Class C, NVS	646	246,733
Meta Platforms, Inc., Class A	340	208,049
Pinterest, Inc., Class A(a)	51	1,003
Reddit, Inc., Class A(a)	17	2,503

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Snap, Inc., Class A, NVS(a)	204	$1,238
		786,606
IT Services — 0.6%
Accenture PLC, Class A	68	12,152
Globant SA(a)	34	1,402
GoDaddy, Inc., Class A(a)	136	11,804
International Business Machines Corp.	85	19,633
MongoDB, Inc., Class A(a)	17	4,264
VeriSign, Inc.	17	4,567
		53,822
Leisure Products — 0.3%
Hasbro, Inc.	289	27,698
Machinery — 2.2%
Caterpillar, Inc.	51	45,396
Crane Co.	17	3,021
Deere & Co.	51	30,083
Dover Corp.	34	7,698
Illinois Tool Works, Inc.	187	48,248
Mueller Industries, Inc.	68	9,209
Otis Worldwide Corp.	34	2,648
PACCAR, Inc.	17	2,020
Parker-Hannifin Corp.	34	30,920
Westinghouse Air Brake Technologies Corp.	85	22,941
		202,184
Marine Transportation — 0.2%
Kirby Corp.(a)	102	15,355
Media — 0.1%
Fox Corp., Class B	17	969
Sirius XM Holdings, Inc.	51	1,374
Trade Desk, Inc. (The), Class A(a)	68	1,604
Versant Media Group, Inc.	36	1,447
		5,394
Metals & Mining — 0.5%
Alcoa Corp.	51	3,253
Cleveland-Cliffs, Inc.(a)	493	5,029
Commercial Metals Co.	68	4,689
Freeport-McMoRan, Inc.	221	12,770
Newmont Corp.	136	15,108
Nucor Corp.	34	7,660
		48,509
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	34	3,791
Public Service Enterprise Group, Inc.	34	2,776
		6,567
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy, Inc.	68	18,696
Chevron Corp.	306	59,153
Devon Energy Corp.	595	30,565
EOG Resources, Inc.	425	59,742
Exxon Mobil Corp.	17	2,624
HF Sinclair Corp.	289	19,424
Kinder Morgan, Inc.	595	19,558
Marathon Petroleum Corp.	34	8,442
ONEOK, Inc.	102	9,431
Ovintiv, Inc.	289	17,788
SM Energy Co.	24	745
Targa Resources Corp.	17	4,421
Valero Energy Corp.	85	21,469
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Companies, Inc.(The)	170	$12,973
		285,031
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	119	4,654
Delta Air Lines, Inc.	102	6,935
		11,589
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,989	120,514
Eli Lilly & Co.	119	111,217
Johnson & Johnson	255	58,612
Merck & Co., Inc.	119	12,992
Pfizer, Inc.	833	22,241
		325,576
Professional Services — 0.3%
Equifax, Inc.	34	5,914
ExlService Holdings, Inc.(a)	323	10,297
Leidos Holdings, Inc.	34	5,073
SS&C Technologies Holdings, Inc.	119	8,247
		29,531
Residential REITs — 0.2%
Camden Property Trust	102	10,712
Mid-America Apartment Communities, Inc.	51	6,588
		17,300
Retail REITs — 0.2%
Regency Centers Corp.	238	18,528
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices, Inc.(a)	221	78,342
Amkor Technology, Inc.	17	1,186
Analog Devices, Inc.	17	6,838
Astera Labs, Inc.(a)	17	3,311
Broadcom, Inc.	663	276,756
Credo Technology Group Holding Ltd.(a)	17	2,958
Intel Corp.(a)	663	62,640
KLA Corp.	17	29,756
Lam Research Corp.	459	118,358
Marvell Technology, Inc.	204	33,691
Microchip Technology, Inc.	17	1,579
Micron Technology, Inc.	221	114,292
Nvidia Corp.	3,383	675,145
Qorvo, Inc.(a)	17	1,602
QUALCOMM, Inc.	136	24,423
Texas Instruments, Inc.	170	47,784
		1,478,661
Software — 7.6%
Adobe, Inc.(a)	119	29,286
Atlassian Corp., Class A(a)	51	3,498
Autodesk, Inc.(a)	17	4,029
Cadence Design Systems, Inc.(a)	34	11,206
Crowdstrike Holdings, Inc., Class A(a)	17	7,578
Elastic NV(a)	119	5,525
HubSpot, Inc.(a)	17	3,770
Intuit, Inc.	68	26,418
Klaviyo, Inc., Class A(a)	34	683
Manhattan Associates, Inc.(a)	17	2,344
Microsoft Corp.	1,122	457,529
Oracle Corp.	221	35,667
Palantir Technologies, Inc., Class A(a)	306	42,568
Rubrik, Inc., Class A(a)	51	2,712
Salesforce, Inc.	187	33,011
SentinelOne, Inc., Class A(a)	17	241
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced Large Cap Core Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(a)	170	$15,013
Strategy, Inc., Class A(a)	17	2,813
Synopsys, Inc.(a)	17	8,204
		692,095
Specialized REITs — 0.5%
American Tower Corp.	85	15,530
CubeSmart	425	17,204
Digital Realty Trust, Inc.	68	13,664
		46,398
Specialty Retail — 1.8%
Bath & Body Works, Inc.	85	1,652
Best Buy Co., Inc.	51	3,085
Carvana Co., Class A(a)	34	13,457
Gap, Inc.(The)	17	418
Group 1 Automotive, Inc.	17	6,067
Home Depot, Inc.(The)	102	33,538
O'Reilly Automotive, Inc.(a)	187	18,588
TJX Companies, Inc.(The)	510	79,942
Urban Outfitters, Inc.(a)	68	4,783
		161,530
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	2,091	567,393
Dell Technologies, Inc., Class C	34	7,104
Everpure, Inc., Class A(a)	68	4,858
Hewlett Packard Enterprise Co.	187	5,380
Sandisk Corp.(a)	17	18,641
Seagate Technology Holdings PLC	17	11,452
Western Digital Corp.	102	44,321
		659,149
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	17	596
Deckers Outdoor Corp.(a)	17	1,738
Levi Strauss & Co., Class A	612	13,635
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	34	$12,194
		28,163
Tobacco — 1.2%
Altria Group, Inc.	612	44,462
Philip Morris International, Inc.	391	64,542
		109,004
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	68	20,791
Ferguson Enterprises, Inc.	34	9,102
		29,893
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	170	33,235
Total Long-Term Investments — 98.7% (Cost: $8,344,201)		8,950,837
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	100,000	100,000
Total Short-Term Securities — 1.1% (Cost: $100,000)		100,000
Total Investments — 99.8% (Cost: $8,444,201)		9,050,837
Other Assets Less Liabilities — 0.2%		17,731
Net Assets — 100.0%		$9,068,568

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/04/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$100,000 (b)	$—	$—	$—	$100,000	100,000	$1,576	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	3	06/18/26	$109	$10,034

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Enhanced Large Cap Core Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$10,034	$—	$—	$—	$10,034

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(5,677)	$—	$—	$—	$(5,677)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$10,034	$—	$—	$—	$10,034
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$89,157
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,950,837	$—	$—	$8,950,837
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$9,050,837	$—	$—	$9,050,837
Derivative Financial Instruments(a)
Assets
Equity Contracts	$10,034	$—	$—	$10,034

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2026
iShares Infrastructure Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified Telecommunication Services — 0.6%
Infrastrutture Wireless Italiane SpA(a)	18,438	$156,347
Electric Utilities — 33.9%
American Electric Power Co., Inc.	7,191	985,958
Duke Energy Corp.	2,718	352,117
Elia Group SA/NV, Class B	2,276	377,453
Entergy Corp.	7,987	941,747
Evergy, Inc.	8,864	734,294
FirstEnergy Corp.	10,470	497,534
Korea Electric Power Corp.	2,844	85,211
NextEra Energy, Inc.	7,350	719,418
OGE Energy Corp.	10,282	501,762
PG&E Corp.	44,951	747,086
Pinnacle West Capital Corp.	5,940	616,097
PPL Corp.	10,874	407,123
Southern Co.(The)	7,216	697,787
Tohoku Electric Power Co., Inc.	33,000	230,497
Xcel Energy, Inc.	11,372	943,307
		8,837,391
Gas Utilities — 3.5%
Italgas SpA	23,386	282,499
Naturgy Energy Group SA	2,784	87,502
Osaka Gas Co. Ltd.	6,200	222,787
Spire, Inc.	3,413	311,197
		903,985
Ground Transportation — 12.0%
Canadian Pacific Kansas City Ltd.	10,514	914,436
CSX Corp.	6,643	301,791
East Japan Railway Co.	10,300	224,838
Norfolk Southern Corp.	1,032	325,937
Union Pacific Corp.	5,063	1,364,377
		3,131,379
Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp.	2,071	326,887
Industrial Conglomerates — 2.4%
CK Hutchison Holdings Ltd.	40,500	338,183
Keppel Ltd.	34,000	291,020
		629,203
Media — 1.2%
SES SA, Class A	36,951	304,874
Multi-Utilities — 11.6%
Algonquin Power & Utilities Corp.	50,186	314,783
Black Hills Corp.	5,208	392,110
Centrica PLC	80,307	234,729
CMS Energy Corp.	4,738	363,594
Engie SA	7,705	253,976
National Grid PLC	41,880	749,676
Sembcorp Industries Ltd.	23,300	122,277
WEC Energy Group, Inc.	5,084	599,607
		3,030,752
Security	Shares	Value
Office REITs — 0.0%
Keppel REIT	3,777	$2,659
Oil, Gas & Consumable Fuels — 13.6%
Cheniere Energy, Inc.	2,971	816,876
DT Midstream, Inc.(b)	3,933	582,045
Enbridge, Inc.	6,921	383,869
Keyera Corp.	9,482	366,338
Kinetik Holdings, Inc., Class A	4,601	232,535
Plains GP Holdings LP, Class A	11,323	276,847
Williams Companies, Inc.(The)	11,555	881,762
		3,540,272
Specialized REITs — 4.3%
Crown Castle, Inc.	7,242	642,945
Equinix, Inc.	185	200,323
SBA Communications Corp., Class A	1,291	285,569
		1,128,837
Transportation Infrastructure — 13.6%
Aena SME SA(a)	39,308	1,073,604
Atlas Arteria Ltd.	134,824	467,192
Auckland International Airport Ltd.	57,055	278,068
Enav SpA(a)	21,208	124,149
Flughafen Zurich AG, Registered	2,095	594,889
Fraport AG Frankfurt Airport Services Worldwide(b)	2,961	242,959
Transurban Group	75,506	765,235
		3,546,096
Water Utilities — 0.9%
Guangdong Investment Ltd.	122,000	127,412
United Utilities Group PLC	5,913	117,268
		244,680
Total Long-Term Investments — 98.8% (Cost: $23,467,081)		25,783,362
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	310,000	310,000
Total Short-Term Securities — 1.2% (Cost: $310,000)		310,000
Total Investments — 100.0% (Cost: $23,777,081)		26,093,362
Other Assets Less Liabilities — 0.0%		4,551
Net Assets — 100.0%		$26,097,913

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Infrastructure Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/29/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$310,000 (b)	$—	$—	$—	$310,000	310,000	$3,785	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	575,000	USD	405,418	JPMorgan Chase Bank N.A.	07/15/26	$7,988
CAD	1,187,000	USD	862,901	HSBC Bank PLC	07/15/26	13,677
CAD	189,000	USD	138,787	JPMorgan Chase Bank N.A.	07/15/26	786
CHF	11,000	USD	14,101	JPMorgan Chase Bank N.A.	07/15/26	85
EUR	34,000	USD	39,862	HSBC Bank PLC	07/15/26	169
GBP	49,000	USD	66,031	HSBC Bank PLC	07/15/26	632
GBP	43,000	USD	58,121	JPMorgan Chase Bank N.A.	07/15/26	379
JPY	2,328,000	USD	14,746	HSBC Bank PLC	07/15/26	210
JPY	43,140,000	USD	272,640	JPMorgan Chase Bank N.A.	07/15/26	4,509
NZD	449,000	USD	263,096	Goldman Sachs & Co.	07/15/26	2,762
USD	33,073	EUR	28,000	BNP Paribas SA	07/15/26	107
USD	17,703	EUR	15,000	JPMorgan Chase Bank N.A.	07/15/26	42
USD	115,217	HKD	899,000	BNP Paribas SA	07/15/26	147
USD	175,643	SGD	222,000	HSBC Bank PLC	07/15/26	351
						31,844
EUR	7,000	USD	8,282	JPMorgan Chase Bank N.A.	07/15/26	$(40)
HKD	490,000	USD	62,801	HSBC Bank PLC	07/15/26	(82)
SGD	47,000	USD	37,220	HSBC Bank PLC	07/15/26	(109)
USD	34,858	AUD	49,000	JPMorgan Chase Bank N.A.	07/15/26	(371)
USD	102,574	CAD	140,000	BNP Paribas SA	07/15/26	(814)
USD	2,193	CAD	3,000	HSBC Bank PLC	07/15/26	(23)
USD	7,304	CAD	10,000	JPMorgan Chase Bank N.A.	07/15/26	(81)
USD	271,730	CHF	212,000	HSBC Bank PLC	07/15/26	(1,674)
USD	54,029	EUR	46,000	BNP Paribas SA	07/15/26	(130)
USD	25,806	EUR	22,000	Goldman Sachs & Co.	07/15/26	(96)
USD	66,854	EUR	57,000	HSBC Bank PLC	07/15/26	(257)
USD	250,332	EUR	213,000	JPMorgan Chase Bank N.A.	07/15/26	(450)
USD	11,054	JPY	1,752,000	Bank of America N.A.	07/15/26	(201)
USD	31,303	JPY	4,945,000	JPMorgan Chase Bank N.A.	07/15/26	(466)
USD	34,359	KRW	50,837,000	Bank of America N.A.	07/15/26	(215)
USD	271,562	SGD	344,000	BNP Paribas SA	07/15/26	(61)
						(5,070)
						$26,774
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Infrastructure Active ETF

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Korea Electric Power Adr Rep Cor	JPMorgan Chase Bank N.A.	$25,809	02/09/27	0.40%	1D OBFR01	Monthly	$628
Total long positions of equity swaps							628
Net dividends and financing fees							(112)
Total equity swap contracts including dividends and financing fees							$516

(a)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$628	$(112)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$31,844	$—	$—	$31,844
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$628	$—	$—	$—	$628
	$—	$—	$628	$31,844	$—	$—	$32,472
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$5,070	$—	$—	$5,070
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$112	$—	$—	$—	$112
	$—	$—	$112	$5,070	$—	$—	$5,182
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$(9,120)	$—	$—	$(9,120)
Swaps	—	—	(2,213)	—	—	—	(2,213)
	$—	$—	$(2,213)	$(9,120)	$—	$—	$(11,333)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$26,774	$—	$—	$26,774
Swaps	—	—	516	—	—	—	516
	$—	$—	$516	$26,774	$—	$—	$27,290

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Infrastructure Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,095,134
Average amounts sold — in USD	$1,307,065
Equity swaps:
Average notional value — long	$6,452
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$31,844	$5,070
Swaps - OTC(a)	628	112
Total derivative assets and liabilities in the Statements of Assets and Liabilities	32,472	5,182
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$32,472	$5,182

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$254	$(254)	$—	$—	$—
Goldman Sachs & Co.	2,762	(96)	—	—	2,666
HSBC Bank PLC	15,039	(2,145)	—	—	12,894
JPMorgan Chase Bank N.A.	14,417	(1,408)	—	—	13,009
	$32,472	$(3,903)	$—	$—	$28,569

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$416	$—	$—	$—	$416
BNP Paribas SA	1,005	(254)	—	—	751
Goldman Sachs & Co.	96	(96)	—	—	—
HSBC Bank PLC	2,145	(2,145)	—	—	—
JPMorgan Chase Bank N.A.	1,408	(1,408)	—	—	—
	$5,070	$(3,903)	$—	$—	$1,167

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Infrastructure Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,216,990	$6,566,372	$—	$25,783,362
Short-Term Securities
Money Market Funds	310,000	—	—	310,000
	$19,526,990	$6,566,372	$—	$26,093,362
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$31,844	$—	$31,844
Equity Contracts	—	628	—	628
Liabilities
Foreign Currency Exchange Contracts	—	(5,070)	—	(5,070)
Equity Contracts	—	(112)	—	(112)
	$—	$27,290	$—	$27,290

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts.  Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.8%
Howmet Aerospace, Inc.	856	$208,042
L3Harris Technologies, Inc.	449	143,927
TransDigm Group, Inc.	88	102,078
		454,047
Automobiles — 0.9%
Tesla, Inc.(a)	222	84,722
Broadline Retail — 9.0%
Amazon.com, Inc.(a)	3,170	840,240
Communications Equipment — 2.4%
Arista Networks, Inc.(a)	1,329	229,532
Construction & Engineering — 3.2%
Quanta Services, Inc.	410	298,386
Consumer Finance — 1.6%
Capital One Financial Corp.	772	147,684
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	795	104,884
Electrical Equipment — 2.6%
Eaton Corp. PLC	564	244,218
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(a)	1,466	84,456
Health Care Providers & Services — 1.9%
McKesson Corp.	217	176,898
Health Care REITs — 0.7%
Welltower, Inc.	284	61,725
Interactive Media & Services — 10.1%
Alphabet, Inc., Class A	1,452	558,730
Meta Platforms, Inc., Class A	642	392,846
		951,576
IT Services — 4.5%
Shopify, Inc., Class A(a)	1,211	146,688
Snowflake, Inc.(a)	2,029	276,898
		423,586
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	117	56,038
Machinery — 2.9%
Caterpillar, Inc.	308	274,154
Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	2,036	117,640
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.9%
EQT Corp.	1,336	$80,267
Pharmaceuticals — 1.9%
Eli Lilly & Co.	186	173,836
Semiconductors & Semiconductor Equipment — 25.6%
Applied Materials, Inc.	391	154,245
Broadcom, Inc.	1,212	505,925
Intel Corp.(a)	3,083	291,282
Lam Research Corp.	663	170,961
Nvidia Corp.	6,424	1,282,038
		2,404,451
Software — 13.2%
AppLovin Corp., Class A(a)	312	139,261
Datadog, Inc., Class A(a)	1,353	178,853
Microsoft Corp.	1,352	551,318
Oracle Corp.	1,166	188,181
Palo Alto Networks, Inc.(a)	987	176,989
		1,234,602
Specialized REITs — 2.6%
Equinix, Inc.	225	243,637
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	1,964	532,931
Total Long-Term Investments — 98.4% (Cost: $7,489,364)		9,219,510
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	150,000	150,000
Total Short-Term Securities — 1.6% (Cost: $150,000)		150,000
Total Investments — 100.0% (Cost: $7,639,364)		9,369,510
Other Assets Less Liabilities — 0.0%		3,165
Net Assets — 100.0%		$9,372,675

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
iShares Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$229,104	$—	$(229,001)(b)	$(99)	$(4)	$—	—	$178 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	110,000 (b)	—	—	—	150,000	150,000	2,358	—
				$(99)	$(4)	$150,000		$2,536	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,219,510	$—	$—	$9,219,510
Short-Term Securities
Money Market Funds	150,000	—	—	150,000
	$9,369,510	$—	$—	$9,369,510
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
April 30, 2026
iShares Systematic Alternatives Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Auto Parts & Equipment — 0.0%
Phinia, Inc., 6.75%, 04/15/29(a)	$44	$45,036
Commercial Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	63	61,773
Media — 0.0%
DISH DBS Corp.
5.25%, 12/01/26(a)	5	4,952
5.75%, 12/01/28(a)	10	9,825
5.13%, 06/01/29	10	9,208
		23,985
Total Long-Term Investments — 0.1% (Cost: $130,498)		130,794
Short-Term Securities
U.S. Treasury Obligations — 88.6%
U.S. Treasury Bills
3.59%, 08/06/26(b)	16,713	16,550,738
3.66%, 06/11/26(b)	3,360	3,346,224
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
3.67%, 05/14/26(b)	31,504	$31,462,744
3.68%, 06/25/26(b)	16,000	15,911,303
3.68%, 07/09/26(b)	29,378	29,174,868
3.68%, 10/01/26(b)	200	196,951
3.69%, 05/07/26(b)	13,434	13,426,345
3.69%, 05/28/26(b)	15,500	15,458,499
3.70%, 07/28/26(b)	500	495,641
3.70%, 03/18/27(b)	34,791	33,687,942
3.71%, 09/17/26(b)	12,600	12,425,152
3.71%, 04/15/27(b)	20,868	20,145,938
Total Short-Term Securities — 88.6% (Cost: $192,299,767)		192,282,345
Total Investments — 88.7% (Cost: $192,430,265)		192,413,139
Other Assets Less Liabilities — 11.3%		24,578,616
Net Assets — 100.0%		$216,991,755

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/09/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$—	$0 (c)	$—	$—	$—	—	$25,164	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil(a)	29	05/19/26	$3,047	$355,304
NSE IFSC Nifty 50 Index	129	05/26/26	6,264	17,355
Natural Gas(a)	22	05/27/26	609	10,904
FTSE China A50 Index	52	05/28/26	811	2,180
Brent Crude Oil(a)	42	05/29/26	4,637	767,726
NY Harbor ULSD(a)	7	05/29/26	1,200	99,631
Low Sulphur Gasoil(a)	3	06/11/26	370	28,093
TOPIX Index	13	06/11/26	3,122	63,192
10-Year Japanese Government Treasury Bond	15	06/15/26	12,385	(118,267)
LME Copper(a)	19	06/15/26	6,159	(165,719)
10-Year U.S. Treasury Note	10	06/18/26	1,105	(5,431)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	14	06/18/26	$1,965	$57,053
E-Mini S&P 500 Index	88	06/18/26	31,873	1,232,899
S&P/TSE 60 Index	61	06/18/26	17,821	365,444
MSCI Hong Kong Index	10	06/19/26	854	14,190
Gold 100 OZ(a)	13	06/26/26	6,019	34,144
Soybean(a)	200	07/14/26	11,955	107,106
				2,865,804
Short Contracts
CAC 40 Index	12	05/15/26	1,138	6,435
OMX Stockholm 30 Index	2	05/15/26	67	(593)
CBOE Volatility Index	83	05/19/26	1,617	181,345
Gasoline RBOB(a)	3	05/29/26	456	(9,080)
Euro BUND	57	06/08/26	8,386	(15,796)
10-Year Australian Treasury Bond	120	06/15/26	9,250	48,681
LME PRI Aluminium(a)	81	06/15/26	7,104	249,142
Micro E-Mini NASDAQ 100 Index	7	06/18/26	386	(2,763)
SPI 200 Index	32	06/18/26	4,992	118,668
10-Year Canadian Bond	23	06/19/26	2,017	6,455
DAX Index	4	06/19/26	2,862	(73,893)
FTSE 100 Index	19	06/19/26	2,687	(2,883)
FTSE/MIB Index	27	06/19/26	7,553	(279,777)
Long Gilt	52	06/26/26	6,127	127,671
Corn(a)	196	07/14/26	4,653	(131,776)
				221,836
				$3,087,640

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,208,000	USD	847,039	Barclays Bank PLC	06/17/26	$21,960
AUD	4,916,000	USD	3,513,426	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	22,997
AUD	2,361,000	USD	1,656,125	Morgan Stanley & Co. International PLC	06/17/26	42,307
AUD	2,703,821	USD	1,899,476	Societe Generale	06/17/26	45,572
BRL	57,530,000	USD	10,995,033	Barclays Bank PLC	06/17/26	498,731
BRL	26,565,000	USD	5,220,804	Citibank N.A.	06/17/26	86,546
BRL	15,326,000	USD	3,006,038	Goldman Sachs & Co.	06/17/26	55,903
BRL	33,165,000	USD	6,563,046	Societe Generale	06/17/26	62,900
CAD	14,561,000	USD	10,603,620	Barclays Bank PLC	06/17/26	137,126
CAD	462,000	USD	339,241	Citibank N.A.	06/17/26	1,548
CAD	1,230,000	USD	900,786	Goldman Sachs & Co.	06/17/26	6,509
CAD	1,201,000	USD	874,613	Morgan Stanley & Co. International PLC	06/17/26	11,290
CAD	1,095,000	USD	802,038	Societe Generale	06/17/26	5,676
CHF	1,389,000	EUR	1,514,161	Barclays Bank PLC	06/17/26	5,340
CHF	49,000	EUR	53,408	JPMorgan Chase Bank N.A.	06/17/26	197
CHF	2,093,000	EUR	2,276,301	Societe Generale	06/17/26	14,275
CNY	3,667,000	USD	535,085	Citibank N.A.	06/17/26	1,365
CNY	9,700,000	USD	1,410,637	Morgan Stanley & Co. LLC	06/17/26	8,385
EUR	353,252	CHF	317,000	Citibank N.A.	06/17/26	7,822
EUR	7,575,745	CHF	6,805,000	Societe Generale	06/17/26	159,121

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,628,745	NOK	17,750,000	JPMorgan Chase Bank N.A.	06/17/26	$418
EUR	789,287	SEK	8,512,000	Goldman Sachs & Co.	06/17/26	4,165
EUR	2,190,162	SEK	23,606,000	Morgan Stanley & Co. International PLC	06/17/26	13,037
EUR	1,885,000	USD	2,209,363	Barclays Bank PLC	06/17/26	7,350
EUR	532,000	USD	612,350	Goldman Sachs & Co.	06/17/26	13,269
EUR	260,000	USD	301,649	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	4,104
EUR	4,823,789	USD	5,644,099	Societe Generale	06/17/26	28,558
GBP	2,000,000	USD	2,663,562	Barclays Bank PLC	06/17/26	57,728
GBP	3,941,000	USD	5,300,721	Citibank N.A.	06/17/26	61,581
GBP	1,562,000	USD	2,105,725	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	19,603
GBP	323,000	USD	426,523	Morgan Stanley & Co. International PLC	06/17/26	12,965
GBP	645,000	USD	861,761	Societe Generale	06/17/26	15,855
INR	141,037,000	USD	1,471,712	Societe Generale	06/17/26	6,564
JPY	125,268,000	USD	790,827	Barclays Bank PLC	06/17/26	12,090
JPY	301,602,000	USD	1,884,557	Goldman Sachs & Co.	06/17/26	48,591
JPY	110,687,679	USD	702,821	Morgan Stanley & Co. International PLC	06/17/26	6,643
JPY	367,545,000	USD	2,332,093	Societe Generale	06/17/26	23,723
KRW	790,062,000	USD	533,804	Goldman Sachs & Co.	06/17/26	3,051
KRW	231,345,000	USD	154,048	Societe Generale	06/17/26	3,154
MXN	21,404,000	USD	1,219,992	Barclays Bank PLC	06/17/26	896
NOK	7,965,000	EUR	712,722	Barclays Bank PLC	06/17/26	21,155
NOK	2,593,000	EUR	230,464	Citibank N.A.	06/17/26	8,724
NOK	5,777,000	EUR	519,462	Goldman Sachs & Co.	06/17/26	12,373
NOK	3,394,000	EUR	302,538	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	10,382
NOK	499,000	EUR	44,419	Morgan Stanley & Co. International PLC	06/17/26	1,599
NZD	777,000	USD	456,780	Citibank N.A.	06/17/26	2,903
NZD	878,000	USD	512,396	Morgan Stanley & Co. International PLC	06/17/26	7,039
PLN	243,000	EUR	56,569	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	509
SGD	1,993,000	USD	1,567,184	Barclays Bank PLC	06/17/26	3,409
SGD	171,000	USD	134,028	Morgan Stanley & Co. International PLC	06/17/26	730
USD	4,578,527	CNY	31,223,000	Citibank N.A.	06/17/26	10,883
USD	4,153,913	CNY	28,350,000	Morgan Stanley & Co. LLC	06/17/26	6,562
USD	3,581,476	EUR	3,028,000	Barclays Bank PLC	06/17/26	20,622
USD	907,715	EUR	768,000	Societe Generale	06/17/26	4,566
USD	8,031,216	INR	757,641,000	Goldman Sachs & Co.	06/17/26	90,016
USD	2,296,791	INR	216,143,000	JPMorgan Chase Bank N.A.	06/17/26	31,292
USD	7,015,540	INR	660,192,000	Societe Generale	06/17/26	95,749
USD	1,534,576	KRW	2,257,647,000	Societe Generale	06/17/26	482
USD	745,459	MXN	13,001,000	Morgan Stanley & Co. International PLC	06/17/26	3,880
USD	754,732	MXN	13,108,000	Societe Generale	06/17/26	7,049
USD	285,453	NZD	481,944	Barclays Bank PLC	06/17/26	329
USD	688,876	NZD	1,155,000	Citibank N.A.	06/17/26	5,565
USD	1,306,474	NZD	2,206,000	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	1,379
USD	274,220	NZD	463,000	Morgan Stanley & Co. International PLC	06/17/26	304
USD	15,828	SGD	20,000	Citibank N.A.	06/17/26	67
USD	15,762	SGD	20,000	Societe Generale	06/17/26	1
USD	52,889	ZAR	868,000	Morgan Stanley & Co. International PLC	06/17/26	949
ZAR	8,390,000	USD	492,345	Goldman Sachs & Co.	06/17/26	9,702
ZAR	65,112,000	USD	3,827,183	Morgan Stanley & Co. International PLC	06/17/26	69,038
						1,966,173
CAD	10,104,000	USD	7,465,667	Societe Generale	06/17/26	$(12,574)
CHF	604,000	EUR	672,958	Morgan Stanley & Co. International PLC	06/17/26	(14,767)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	5,077,000	USD	743,774	Morgan Stanley & Co. LLC	06/17/26	$(1,054)
EUR	2,489,952	CHF	2,286,000	Barclays Bank PLC	06/17/26	(11,183)
EUR	663,476	CHF	607,000	Morgan Stanley & Co. International PLC	06/17/26	(240)
EUR	458,645	NOK	5,005,000	Barclays Bank PLC	06/17/26	(606)
EUR	4,657,055	NOK	51,679,000	Citibank N.A.	06/17/26	(98,770)
EUR	200,910	NOK	2,254,000	Goldman Sachs & Co.	06/17/26	(6,906)
EUR	165,029	NOK	1,848,000	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	(5,300)
EUR	1,915,984	NOK	21,056,000	Morgan Stanley & Co. International PLC	06/17/26	(18,461)
EUR	56,487	PLN	243,000	Morgan Stanley & Co. International PLC	06/17/26	(606)
EUR	162,757	SEK	1,786,000	Citibank N.A.	06/17/26	(2,481)
EUR	404,936	SEK	4,402,000	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	(1,663)
INR	154,457,000	USD	1,670,112	Goldman Sachs & Co.	06/17/26	(51,174)
MXN	1,774,000	USD	102,288	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	(1,099)
MXN	69,025,000	USD	3,954,774	Morgan Stanley & Co. International PLC	06/17/26	(17,576)
NZD	4,458,000	USD	2,641,472	Morgan Stanley & Co. International PLC	06/17/26	(4,067)
PLN	806,000	EUR	189,252	Barclays Bank PLC	06/17/26	(217)
SEK	46,313,000	EUR	4,280,612	Citibank N.A.	06/17/26	(6,405)
SEK	17,025,000	EUR	1,572,380	Goldman Sachs & Co.	06/17/26	(939)
SEK	1,566,000	EUR	145,097	Morgan Stanley & Co. International PLC	06/17/26	(634)
TWD	13,877,000	USD	438,729	Societe Generale	06/17/26	(190)
USD	1,558,786	AUD	2,194,000	Barclays Bank PLC	06/17/26	(19,512)
USD	1,455,665	AUD	2,027,000	Citibank N.A.	06/17/26	(2,498)
USD	4,606,558	AUD	6,576,000	Goldman Sachs & Co.	06/17/26	(124,019)
USD	520,813	AUD	731,000	Morgan Stanley & Co. International PLC	06/17/26	(5,047)
USD	4,546,886	AUD	6,389,000	Societe Generale	06/17/26	(49,169)
USD	77,041	BRL	412,000	Barclays Bank PLC	06/17/26	(5,271)
USD	490,855	BRL	2,626,000	Citibank N.A.	06/17/26	(33,787)
USD	2,780,428	CAD	3,811,000	Barclays Bank PLC	06/17/26	(30,710)
USD	119,499	CAD	166,000	Morgan Stanley & Co. International PLC	06/17/26	(2,949)
USD	461,235	CAD	630,000	Societe Generale	06/17/26	(3,477)
USD	17,992,864	CNY	123,357,000	Citibank N.A.	06/17/26	(53,157)
USD	302,255	CNY	2,078,000	Morgan Stanley & Co. LLC	06/17/26	(1,738)
USD	7,311,757	EUR	6,272,000	Barclays Bank PLC	06/17/26	(63,961)
USD	3,772,637	EUR	3,253,000	Goldman Sachs & Co.	06/17/26	(52,811)
USD	1,217,180	EUR	1,053,000	Morgan Stanley & Co. International PLC	06/17/26	(21,123)
USD	736,443	GBP	552,000	Barclays Bank PLC	06/17/26	(14,633)
USD	2,601,025	GBP	1,938,000	Citibank N.A.	06/17/26	(35,905)
USD	385,350	GBP	287,000	Morgan Stanley & Co. International PLC	06/17/26	(5,155)
USD	279,943	GBP	210,000	Societe Generale	06/17/26	(5,793)
USD	234,986	JPY	37,175,000	Barclays Bank PLC	06/17/26	(3,291)
USD	1,491,381	JPY	237,017,000	JPMorgan Chase Bank N.A.	06/17/26	(27,803)
USD	981,401	JPY	155,017,000	Morgan Stanley & Co. International PLC	06/17/26	(12,195)
USD	2,815,267	JPY	445,460,000	Societe Generale	06/17/26	(39,952)
USD	1,192,722	KRW	1,757,494,000	Barclays Bank PLC	06/17/26	(1,513)
USD	2,238,038	KRW	3,354,215,000	Citibank N.A.	06/17/26	(41,185)
USD	406,548	KRW	608,261,000	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	(6,771)
USD	1,921,719	KRW	2,844,942,000	Societe Generale	06/17/26	(11,448)
USD	1,833,024	MXN	32,746,000	Barclays Bank PLC	06/17/26	(34,813)
USD	185,227	MXN	3,292,000	Citibank N.A.	06/17/26	(2,549)
USD	447,966	MXN	8,103,000	Goldman Sachs & Co.	06/17/26	(14,231)
USD	541,199	MXN	9,769,000	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	(16,026)
USD	767,789	MXN	13,585,000	Morgan Stanley & Co. International PLC	06/17/26	(7,101)
USD	2,095,965	NZD	3,557,000	Barclays Bank PLC	06/17/26	(8,398)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,850,726	NZD	11,721,000	Citibank N.A.	06/17/26	$(83,555)
USD	95,665	NZD	161,728	JPMorgan Chase Bank N.A.	06/17/26	(15)
USD	2,509,438	NZD	4,274,328	Morgan Stanley & Co. International PLC	06/17/26	(19,305)
USD	115,942	SEK	1,070,000	Barclays Bank PLC	06/17/26	(211)
USD	328,931	SGD	420,000	Morgan Stanley & Co. International PLC	06/17/26	(2,052)
USD	15,707	SGD	20,000	Societe Generale	06/17/26	(55)
ZAR	16,247,000	USD	987,774	Barclays Bank PLC	06/17/26	(15,573)
ZAR	7,022,000	USD	423,668	Goldman Sachs & Co.	06/17/26	(3,481)
ZAR	102,720,000	USD	6,228,263	Merrill Lynch, Pierce, Fenner & Smith	06/17/26	(81,625)
ZAR	58,735,000	USD	3,536,655	Morgan Stanley & Co. International PLC	06/17/26	(22,026)
						(1,242,801)
						$723,372
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	USD	3,338	$(257,683)	$(235,440)	$(22,243)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/31	BBB+	USD	118,053	$2,620,517	$2,418,884	$201,633
iTraxx.EUR.45.V1	1.00	Quarterly	06/20/31	BB+	EUR	49,952	1,200,700	1,143,369	57,331
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	B	EUR	7,393	824,181	784,242	39,939
							$ 4,645,398	$ 4,346,495	$298,903

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/18/28	USD	1,422	$14,287	$1,043	$13,244
3.36%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/18/28	USD	2,184	15,724	2,883	12,841
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/18/28	USD	1,974	13,715	(1,017)	14,732
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/18/28	USD	1,297	8,886	261	8,625
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/18/28	USD	621	3,821	533	3,288
3.36%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	19	128	31	97
3.41%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	745	4,299	(107)	4,406
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.51%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	6,158	$23,486	$27	$23,459
3.55%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	2,312	7,097	11	7,086
3.55%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	1,016	3,219	(346)	3,565
3.55%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	8,312	25,861	4,045	21,816
3.56%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	1,572	4,533	1,884	2,649
3.57%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	1,624	4,467	933	3,534
3.57%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	1,822	5,046	(1,080)	6,126
3.63%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	855	1,280	2,464	(1,184)
3.64%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	2,127	2,902	2,621	281
3.65%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	3,300	3,706	15	3,691
3.69%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/28	USD	384	152	183	(31)
3.57%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	1,384	10,963	494	10,469
3.61%	Annual	1-day SOFR, 3.66%	Annual	9/16/26(a)	09/16/31	USD	1,994	12,311	2,346	9,965
								$165,883	$17,224	$148,659

(a)	Forward Swap.
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
WIG20 PLN 20 Index Future June 2026	PLN	282,396	Morgan Stanley & Co. International PLC	06/19/26	PLN	282	$(2,162)	$—	$(2,162)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
3m Co.	Goldman Sachs Bank USA	$65,965	08/18/26	0.20%	1D FEDL01	Monthly	$(1,789)
3m Co.	Morgan Stanley & Co. International PLC	1,675,742	12/09/27	0.20%	1D FEDL01	Monthly	8,652
A O Smith Corp.	Morgan Stanley & Co. International PLC	341,008	12/09/27	0.20%	1D FEDL01	Monthly	(14,369)
AAON, Inc.	Goldman Sachs Bank USA	4,351	08/18/26	0.20%	1D FEDL01	Monthly	34
ABB Ltd	Citibank N.A.	1,310,156	11/11/26	0.26%	SSARON	Monthly	37,428
Abbott Laboratories	Barclays Bank PLC	52,515	01/11/27	0.20%	1D OBFR01	Monthly	(129)
Abbott Laboratories	Morgan Stanley & Co. International PLC	265,857	12/09/27	0.20%	1D FEDL01	Monthly	(2,384)
Abbvie, Inc.	Citibank N.A.	205,790	02/22/28	0.20%	1D OBFR01	Monthly	10,813
Abbvie, Inc.	Citibank N.A.	180,040	02/22/28	0.20%	1D OBFR01	Monthly	10,148

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Abivax SA	Morgan Stanley & Co. International PLC	$54,979	12/09/27	0.20%	1D FEDL01	Monthly	$659
Accelleron Industries Ag	Citibank N.A.	111,888	11/11/26	0.26%	SSARON	Monthly	(248)
Accenture Plc Class A	Citibank N.A.	814,511	02/22/28	0.20%	1D OBFR01	Monthly	(37,123)
Accor Sa	Morgan Stanley & Co. International PLC	160,084	12/09/27	0.26%	1D ESTR	Monthly	(2,661)
ACS Actividades de Construccion y Servicios SA	Barclays Bank PLC	601,647	01/11/27	0.26%	1D ESTR	Monthly	2,998
Acuity, Inc.	Citibank N.A.	876	02/22/28	0.20%	1D OBFR01	Monthly	(7)
Acuity, Inc.	Goldman Sachs Bank USA	24,205	08/18/26	0.20%	1D FEDL01	Monthly	425
AddTech AB	Goldman Sachs Bank USA	36,548	08/19/26	0.26%	1D STIBOR	Monthly	802
Adidas Ag	Goldman Sachs Bank USA	520,471	08/19/26	0.26%	1D ESTR	Monthly	24,141
Adobe, Inc.	Citibank N.A.	1,396,643	02/22/28	0.20%	1D OBFR01	Monthly	(41,862)
Adobe, Inc.	Morgan Stanley & Co. International PLC	46,069	12/09/27	0.20%	1D FEDL01	Monthly	(1,771)
Advanced Drainage Systems, Inc.	Morgan Stanley & Co. International PLC	5,271	12/09/27	0.20%	1D FEDL01	Monthly	102
Advanced Energy Industries, Inc.	Goldman Sachs Bank USA	152,437	08/18/26	0.20%	1D FEDL01	Monthly	3,431
Advanced Energy Industries, Inc.	Morgan Stanley & Co. International PLC	28,289	12/09/27	0.20%	1D FEDL01	Monthly	504
Advanced Micro Devices, Inc.	Barclays Bank PLC	77,079	01/11/27	0.20%	1D OBFR01	Monthly	12,962
Advanced Micro Devices, Inc.	Barclays Bank PLC	90,431	01/11/27	0.20%	1D OBFR01	Monthly	15,207
Advantest Corp.	Goldman Sachs Bank USA	902,782	08/19/26	0.25%	1D P TONA	Monthly	49,482
Aecom	Morgan Stanley & Co. International PLC	558,106	12/09/27	0.20%	1D FEDL01	Monthly	11,839
Aehr Test Systems	Goldman Sachs Bank USA	9,466	08/18/26	0.20%	1D FEDL01	Monthly	(319)
Aercap Holdings Nv	Morgan Stanley & Co. International PLC	497,663	12/09/27	0.20%	1D FEDL01	Monthly	13,724
Aflac, Inc.	Citibank N.A.	49,564	02/22/28	0.20%	1D OBFR01	Monthly	(459)
Agc, Inc.	Goldman Sachs Bank USA	53,828	08/19/26	0.25%	1D P TONA	Monthly	(32)
Ageas SA/NV	Morgan Stanley & Co. International PLC	155,740	12/09/27	0.26%	1D ESTR	Monthly	(2,929)
Agilent Technologies, Inc.	Citibank N.A.	111,917	02/22/28	0.20%	1D OBFR01	Monthly	(4,571)
Agilent Technologies, Inc.	Goldman Sachs Bank USA	16,959	08/18/26	0.20%	1D FEDL01	Monthly	26
Agl Energy Ltd	Goldman Sachs Bank USA	264,581	08/19/26	0.30%	1D AONIA	Monthly	1,387
Agree Realty Corp.	Citibank N.A.	251,826	02/22/28	0.20%	1D OBFR01	Monthly	1,403
Aia Group Ltd	Citibank N.A.	208,199	02/24/27	0.30%	HONIA	Monthly	6,985
Air Canada	Morgan Stanley & Co. International PLC	141,321	12/09/27	0.20%	CABROVER	Monthly	2,706
Air Liquide Sa	Barclays Bank PLC	128,293	01/11/27	0.26%	1D ESTR	Monthly	(2,006)
Air Products and Chemicals, Inc.	Goldman Sachs Bank USA	125,683	08/18/26	0.20%	1D FEDL01	Monthly	1,838
Airbnb, Inc.	Barclays Bank PLC	63,726	01/11/27	0.20%	1D OBFR01	Monthly	(985)
Airbnb, Inc.	Goldman Sachs Bank USA	368,050	08/18/26	0.20%	1D FEDL01	Monthly	3,904
Aisin Corp.	Citibank N.A.	117,115	02/24/27	0.25%	1D P TONA	Monthly	9,744
Ajinomoto Co., Inc.	Citibank N.A.	20,827	02/24/27	0.25%	1D P TONA	Monthly	1,671
Akamai Technologies, Inc.	Citibank N.A.	69,424	02/22/28	0.20%	1D OBFR01	Monthly	3,177
Aker Bp Asa	Citibank N.A.	971,856	11/11/26	0.26%	NOWA	Monthly	49,665
Akzo Nobel NV	Morgan Stanley & Co. International PLC	20,816	12/09/27	0.26%	1D ESTR	Monthly	(214)
Alaska Air Group, Inc.	Citibank N.A.	282,415	02/22/28	0.20%	1D OBFR01	Monthly	(11,226)
Albemarle Corp.	Goldman Sachs Bank USA	21,133	08/18/26	0.20%	1D FEDL01	Monthly	1,290
Albemarle Corp.	Morgan Stanley & Co. International PLC	474,091	12/09/27	0.20%	1D FEDL01	Monthly	6,054
Alcoa Corp.	Citibank N.A.	110,253	02/22/28	0.20%	1D OBFR01	Monthly	(6,212)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Alexandria Real Estate Equities, Inc.	Barclays Bank PLC	$662,908	01/11/27	0.20%	1D OBFR01	Monthly	$(82,764)
Align Technology, Inc.	Citibank N.A.	30,576	02/22/28	0.20%	1D OBFR01	Monthly	(1,358)
Alkermes PLC	Morgan Stanley & Co. International PLC	208,326	12/09/27	0.20%	1D FEDL01	Monthly	(167)
Allegion PLC	Barclays Bank PLC	46,667	01/11/27	0.20%	1D OBFR01	Monthly	(2,399)
Allianz SE	Morgan Stanley & Co. International PLC	1,265,278	12/09/27	0.26%	1D ESTR	Monthly	(1,043)
Allstate Corp.	Morgan Stanley & Co. International PLC	34,266	12/09/27	0.20%	1D FEDL01	Monthly	496
Ally Financial, Inc.	Goldman Sachs Bank USA	336,715	08/18/26	0.20%	1D FEDL01	Monthly	14,943
Alnylam Pharmaceuticals, Inc.	Goldman Sachs Bank USA	87,496	08/18/26	0.20%	1D FEDL01	Monthly	(6,100)
Alnylam Pharmaceuticals, Inc.	Goldman Sachs Bank USA	24,671	08/18/26	0.20%	1D FEDL01	Monthly	(1,769)
Alphabet, Inc.	Citibank N.A.	128,914	02/22/28	0.20%	1D OBFR01	Monthly	13,462
Alphabet, Inc.	Citibank N.A.	105,772	02/22/28	0.20%	1D OBFR01	Monthly	13,516
Alphabet, Inc.	Morgan Stanley & Co. International PLC	496,334	12/09/27	0.20%	1D FEDL01	Monthly	63,972
Alstom SA	Goldman Sachs Bank USA	14,553	08/19/26	0.18%	1D ESTR	Monthly	(1,592)
Altria Group, Inc.	Barclays Bank PLC	307,145	01/11/27	0.20%	1D OBFR01	Monthly	33,220
Altria Group, Inc.	Citibank N.A.	36,110	02/22/28	0.20%	1D OBFR01	Monthly	4,138
Amada Co. Ltd.	Barclays Bank PLC	73,236	12/11/26	0.00%	1D P TONA	Monthly	4,548
Amazon.com, Inc.	Citibank N.A.	183,155	02/22/28	0.20%	1D OBFR01	Monthly	3,182
Amazon.com, Inc.	Citibank N.A.	120,936	02/22/28	0.20%	1D OBFR01	Monthly	3,642
Amcor PLC	Barclays Bank PLC	101,369	01/11/27	0.20%	1D OBFR01	Monthly	(4,900)
Amdocs Ltd	Citibank N.A.	298,031	02/22/28	0.20%	1D OBFR01	Monthly	(3,524)
Ameren Corp.	Morgan Stanley & Co. International PLC	60,627	12/09/27	0.20%	1D FEDL01	Monthly	857
American Airlines Group, Inc.	Citibank N.A.	3,921	02/22/28	0.20%	1D OBFR01	Monthly	72
American Eagle Outfitters, Inc.	Morgan Stanley & Co. International PLC	8,438	12/09/27	0.20%	1D FEDL01	Monthly	(582)
American Express Co.	Goldman Sachs Bank USA	397,843	08/18/26	0.20%	1D FEDL01	Monthly	801
American Financial Group, Inc.	Citibank N.A.	124,937	02/22/28	0.20%	1D OBFR01	Monthly	2,469
American International Group, Inc.	Citibank N.A.	133,658	02/22/28	0.20%	1D OBFR01	Monthly	(1,337)
American International Group, Inc.	Morgan Stanley & Co. International PLC	88,496	12/09/27	0.20%	1D FEDL01	Monthly	367
American Tower Corp.	Barclays Bank PLC	635,610	01/11/27	0.20%	1D OBFR01	Monthly	19,222
Ameriprise Financial, Inc.	Citibank N.A.	22,020	02/22/28	0.20%	1D OBFR01	Monthly	295
Ameriprise Financial, Inc.	Morgan Stanley & Co. International PLC	305,411	12/09/27	0.20%	1D FEDL01	Monthly	4,152
AMETEK, Inc.	Barclays Bank PLC	58,537	01/11/27	0.20%	1D OBFR01	Monthly	1,280
AMETEK, Inc.	Morgan Stanley & Co. International PLC	475,510	12/09/27	0.20%	1D FEDL01	Monthly	10,091
Amgen, Inc.	Citibank N.A.	150,049	02/22/28	0.20%	1D OBFR01	Monthly	569
Amgen, Inc.	Morgan Stanley & Co. International PLC	213,674	12/09/27	0.20%	1D FEDL01	Monthly	655
Amkor Technology, Inc.	Citibank N.A.	33,813	02/22/28	0.20%	1D OBFR01	Monthly	(1,170)
Amphenol Corp.	Barclays Bank PLC	37,852	01/11/27	0.20%	1D OBFR01	Monthly	144
Amphenol Corp.	Morgan Stanley & Co. International PLC	306,613	12/09/27	0.20%	1D FEDL01	Monthly	(1,764)
Amplifon Spa	Citibank N.A.	88,419	11/11/26	0.26%	1D ESTR	Monthly	(3,003)
Ampol Ltd	Citibank N.A.	360,095	02/24/27	0.30%	1D AONIA	Monthly	26,018
Ana Holdings, Inc.	Barclays Bank PLC	133,390	12/11/26	0.00%	1D P TONA	Monthly	(10,415)
Analog Devices, Inc.	Barclays Bank PLC	181,937	01/11/27	0.20%	1D OBFR01	Monthly	9,941
Analog Devices, Inc.	Citibank N.A.	513,433	02/22/28	0.20%	1D OBFR01	Monthly	20,768
Anheuser-Busch InBev SA/NV	Goldman Sachs Bank USA	192,859	08/19/26	0.26%	1D ESTR	Monthly	4,205

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Antero Resources Corp.	Morgan Stanley & Co. International PLC	$13,509	12/09/27	0.20%	1D FEDL01	Monthly	$36
Antofagasta PLC	Morgan Stanley & Co. International PLC	111,999	12/09/27	0.25%	1D SONIA	Monthly	(6,469)
AP Moller - Maersk A/S	Barclays Bank PLC	182,408	01/11/27	0.26%	DESTR	Monthly	613
AP Moller - Maersk A/S	Morgan Stanley & Co. International PLC	129,312	12/09/27	0.26%	DESTR	Monthly	993
APA Corp.	Morgan Stanley & Co. International PLC	14,006	12/09/27	0.20%	1D FEDL01	Monthly	983
API Group Corp.	Citibank N.A.	145,153	02/22/28	0.20%	1D OBFR01	Monthly	(7,673)
Apple, Inc.	Citibank N.A.	622,554	02/22/28	0.20%	1D OBFR01	Monthly	(4,148)
Apple, Inc.	Morgan Stanley & Co. International PLC	112,713	12/09/27	0.20%	1D FEDL01	Monthly	(646)
Applied Industrial Tech, Inc.	Citibank N.A.	72,411	02/22/28	0.20%	1D OBFR01	Monthly	2,803
Applied Industrial Tech, Inc.	Morgan Stanley & Co. International PLC	58,149	12/09/27	0.20%	1D FEDL01	Monthly	2,695
Applied Materials, Inc.	Barclays Bank PLC	135,570	01/11/27	0.20%	1D OBFR01	Monthly	(2,233)
Applied Materials, Inc.	Goldman Sachs Bank USA	649,636	08/18/26	0.20%	1D FEDL01	Monthly	484
Aptiv PLC	Barclays Bank PLC	309,126	01/11/27	0.20%	1D OBFR01	Monthly	(1,921)
Aramark	Goldman Sachs Bank USA	39,648	08/18/26	0.20%	1D FEDL01	Monthly	1,701
Arch Capital Group Ltd	Citibank N.A.	25,567	02/22/28	0.20%	1D OBFR01	Monthly	(157)
Archer Daniels Midland Co.	Citibank N.A.	254,771	02/22/28	0.20%	1D OBFR01	Monthly	13,797
Ares Capital Corp.	Barclays Bank PLC	46,050	01/11/27	0.20%	1D OBFR01	Monthly	145
Ares Management Corp.	Morgan Stanley & Co. International PLC	74,930	12/09/27	0.20%	1D FEDL01	Monthly	(2,259)
Argan, Inc.	Citibank N.A.	85,370	02/22/28	0.20%	1D OBFR01	Monthly	2,397
Aristocrat Leisure Ltd	Citibank N.A.	685,088	02/24/27	0.30%	1D AONIA	Monthly	(557)
Armstrong World Industries, Inc.	Goldman Sachs Bank USA	52,370	08/18/26	0.20%	1D FEDL01	Monthly	(1,764)
Arrowhead Pharmaceuticals, Inc.	Goldman Sachs Bank USA	7,728	08/18/26	0.20%	1D FEDL01	Monthly	(13)
Arthur J Gallagher & Co.	Citibank N.A.	18,131	02/22/28	0.20%	1D OBFR01	Monthly	(1,206)
Ascendis Pharma A/s	Morgan Stanley & Co. International PLC	110,226	12/09/27	0.20%	1D FEDL01	Monthly	(353)
Asm International Nv	Citibank N.A.	420,786	11/11/26	0.26%	1D ESTR	Monthly	(1,106)
Asml Holding Nv	Morgan Stanley & Co. International PLC	1,016,215	12/09/27	0.26%	1D ESTR	Monthly	(11,561)
Asmpt Ltd	Citibank N.A.	73,841	02/24/27	0.30%	HONIA	Monthly	5,759
Asr Nederland Nv	Barclays Bank PLC	184,577	01/11/27	0.26%	1D ESTR	Monthly	2,891
Assa Abloy AB	Goldman Sachs Bank USA	68,752	08/19/26	0.10%	1D STIBOR	Monthly	(1,745)
Assurant, Inc.	Citibank N.A.	26,114	02/22/28	0.20%	1D OBFR01	Monthly	821
Astellas Pharma, Inc.	Barclays Bank PLC	193,261	12/11/26	0.00%	1D P TONA	Monthly	(21,783)
Astrazeneca PLC	Morgan Stanley & Co. International PLC	109,538	12/09/27	0.25%	1D SONIA	Monthly	880
AT&T, Inc.	Citibank N.A.	187,783	02/22/28	0.20%	1D OBFR01	Monthly	1,084
Atco Ltd.	Citibank N.A.	76,606	02/22/28	0.20%	1D CORRA	Monthly	1,665
ATI, Inc.	Morgan Stanley & Co. International PLC	8,395	12/09/27	0.20%	1D FEDL01	Monthly	—
Aurizon Holdings Ltd	Citibank N.A.	19,734	02/24/27	0.30%	1D AONIA	Monthly	365
Autodesk, Inc.	Barclays Bank PLC	37,383	01/11/27	0.20%	1D OBFR01	Monthly	(1,596)
Autoliv, Inc.	Goldman Sachs Bank USA	93,703	08/18/26	0.20%	1D FEDL01	Monthly	5,417
Automatic Data Processing, Inc.	Barclays Bank PLC	494,030	01/11/27	0.20%	1D OBFR01	Monthly	25,011
Avery Dennison Corp.	Morgan Stanley & Co. International PLC	62,644	12/09/27	0.20%	1D FEDL01	Monthly	(1,170)
Axa Sa	Barclays Bank PLC	1,298,386	01/11/27	0.26%	1D ESTR	Monthly	(9,183)
Axcelis Technologies, Inc.	Citibank N.A.	50,498	02/22/28	0.00%	1D OBFR01	Monthly	(1)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Axsome Therapeutics, Inc.	Morgan Stanley & Co. International PLC	$78,776	12/09/27	0.20%	1D FEDL01	Monthly	$9,102
Ayvens Sa	Citibank N.A.	3,779	11/11/26	0.26%	1D ESTR	Monthly	132
Azimut Holding Spa	Citibank N.A.	97,555	11/11/26	0.26%	1D ESTR	Monthly	(2,094)
B2gold Corp.	Goldman Sachs Bank USA	4,188	08/18/26	0.20%	1D CORRA	Monthly	(373)
Babcock Intl Group PLC	Barclays Bank PLC	65,272	01/11/27	0.25%	1D SONIA	Monthly	(5,102)
Baker Hughes Co.	Barclays Bank PLC	16,064	01/11/27	0.20%	1D OBFR01	Monthly	170
Baker Hughes Co.	Citibank N.A.	9,256	02/22/28	0.20%	1D OBFR01	Monthly	1,055
Balfour Beatty PLC	Goldman Sachs Bank USA	20,135	08/19/26	0.25%	1D SONIA	Monthly	144
Banca Mediolanum Spa	Goldman Sachs Bank USA	46,407	08/19/26	0.26%	1D ESTR	Monthly	(729)
Banco Bilbao Vizcaya Argentaria SA	Citibank N.A.	233,848	11/11/26	0.26%	1D ESTR	Monthly	(680)
Banco Santander Sa	Citibank N.A.	515,298	11/11/26	0.26%	1D ESTR	Monthly	(4,973)
Bank of America Corp.	Barclays Bank PLC	1,744,106	01/11/27	0.20%	1D OBFR01	Monthly	12,750
Bank Of Nova Scotia	Citibank N.A.	807,609	02/22/28	0.20%	1D CORRA	Monthly	18,630
Bankinter Sa	Citibank N.A.	72,417	11/11/26	0.00%	1D ESTR	Monthly	(1,992)
Barclays PLC	Morgan Stanley & Co. International PLC	631,989	12/09/27	0.25%	1D SONIA	Monthly	(2,312)
Barratt Redrow PLC	Goldman Sachs Bank USA	5,394	08/19/26	0.25%	1D SONIA	Monthly	(343)
Barrick Mining Corp.	Morgan Stanley & Co. International PLC	1,283,235	12/09/27	0.20%	CABROVER	Monthly	(47,083)
Basf Se	Goldman Sachs Bank USA	556,398	08/19/26	0.10%	1D ESTR	Monthly	12,814
Baycurrent, Inc.	Citibank N.A.	157,133	02/24/27	0.25%	1D P TONA	Monthly	(25,097)
BE Semiconductor Industries NV	Morgan Stanley & Co. International PLC	59,143	12/09/27	0.26%	1D ESTR	Monthly	3,455
Becton Dickinson & Co.	Barclays Bank PLC	116,192	01/11/27	0.20%	1D OBFR01	Monthly	(3,816)
Bellway PLC	Citibank N.A.	13,004	11/11/26	0.25%	1D SONIA	Monthly	(549)
Bentley Systems, Inc.	Morgan Stanley & Co. International PLC	29,902	12/09/27	0.20%	1D FEDL01	Monthly	(2,207)
Best Buy Co, Inc.	Citibank N.A.	131,316	02/22/28	0.20%	1D OBFR01	Monthly	(6,284)
Bhp Group Ltd	Goldman Sachs Bank USA	566,247	08/19/26	0.30%	1D AONIA	Monthly	(9,286)
Bio Techne Corp.	Morgan Stanley & Co. International PLC	4,780	12/09/27	0.20%	1D FEDL01	Monthly	310
Bio Techne Corp.	Morgan Stanley & Co. International PLC	103,665	12/09/27	0.20%	1D FEDL01	Monthly	(4,974)
Biogen, Inc.	Goldman Sachs Bank USA	194,445	08/18/26	0.20%	1D FEDL01	Monthly	8,652
BioMarin Pharmaceutical, Inc.	Barclays Bank PLC	130,363	01/11/27	0.20%	1D OBFR01	Monthly	(332)
BioMarin Pharmaceutical, Inc.	Citibank N.A.	105,063	02/22/28	0.20%	1D OBFR01	Monthly	(370)
Biomerieux	Goldman Sachs Bank USA	94,275	08/19/26	0.18%	1D ESTR	Monthly	(12,844)
BioNTech SE	Citibank N.A.	220,696	02/22/28	0.20%	1D OBFR01	Monthly	(7,796)
Blackstone, Inc.	Citibank N.A.	44,757	02/22/28	0.20%	1D OBFR01	Monthly	(1,432)
Block, Inc.	Barclays Bank PLC	237,220	01/11/27	0.20%	1D OBFR01	Monthly	(6,511)
Booking Holdings, Inc.	Morgan Stanley & Co. International PLC	1,048,366	12/09/27	0.20%	1D FEDL01	Monthly	(60,598)
Boot Barn Holdings, Inc.	Morgan Stanley & Co. International PLC	77,877	12/09/27	0.20%	1D FEDL01	Monthly	3,047
Booz Allen Hamilton Holdings Corp.	Citibank N.A.	56,749	02/22/28	0.20%	1D OBFR01	Monthly	257
Booz Allen Hamilton Holdings Corp.	Goldman Sachs Bank USA	9,300	08/18/26	0.20%	1D FEDL01	Monthly	(512)
BorgWarner, Inc.	Citibank N.A.	585,628	02/22/28	0.20%	1D OBFR01	Monthly	12,215
Boston Scientific Corp.	Citibank N.A.	720,575	02/22/28	0.20%	1D OBFR01	Monthly	(77,878)
BP PLC	Goldman Sachs Bank USA	700,936	08/19/26	0.25%	1D SONIA	Monthly	19,112
BPER Banca SPA	Goldman Sachs Bank USA	33,972	08/19/26	0.26%	1D ESTR	Monthly	924
Bridgestone Corp.	Goldman Sachs Bank USA	35,699	08/19/26	0.25%	1D P TONA	Monthly	(371)
Brinker International, Inc.	Citibank N.A.	21,029	02/22/28	0.20%	1D OBFR01	Monthly	437
Bristol Myers Squibb Co.	Barclays Bank PLC	161,242	01/11/27	0.20%	1D OBFR01	Monthly	4,775

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Bristol Myers Squibb Co.	Morgan Stanley & Co. International PLC	$1,252,482	12/09/27	0.20%	1D FEDL01	Monthly	$37,418
Broadcom, Inc.	Barclays Bank PLC	96,787	01/11/27	0.20%	1D OBFR01	Monthly	(1,195)
Broadcom, Inc.	Citibank N.A.	78,218	02/22/28	0.20%	1D OBFR01	Monthly	258
Broadridge Financial Solutions, Inc.	Citibank N.A.	107,420	02/22/28	0.20%	1D OBFR01	Monthly	(3,638)
Brookfield Corp.	Citibank N.A.	463,183	02/22/28	0.20%	1D CORRA	Monthly	(3,448)
Brown & Brown, Inc.	Goldman Sachs Bank USA	6,066	08/18/26	0.20%	1D FEDL01	Monthly	(653)
Brown Forman Corp.	Morgan Stanley & Co. International PLC	7,732	12/09/27	0.20%	1D FEDL01	Monthly	(748)
BRP, Inc.	Morgan Stanley & Co. International PLC	5,428	12/09/27	0.20%	CABROVER	Monthly	—
Bureau Veritas Sa	Barclays Bank PLC	71,811	01/11/27	0.26%	1D ESTR	Monthly	1,948
BWX Technologies, Inc.	Morgan Stanley & Co. International PLC	88,516	12/09/27	0.20%	1D FEDL01	Monthly	(1,095)
Cadence Design Systems, Inc.	Citibank N.A.	54,716	02/22/28	0.20%	1D OBFR01	Monthly	(333)
Caixabank Sa	Citibank N.A.	97,000	11/11/26	0.26%	1D ESTR	Monthly	1,797
Cal Maine Foods, Inc.	Morgan Stanley & Co. International PLC	210,355	12/09/27	0.20%	1D FEDL01	Monthly	1,106
Campbell's Company/The	Goldman Sachs Bank USA	6,372	08/18/26	0.20%	1D FEDL01	Monthly	93
Campbell's Company/The	Morgan Stanley & Co. International PLC	5,621	12/09/27	0.20%	1D FEDL01	Monthly	(8)
Camtek Ltd./Israel	Goldman Sachs Bank USA	35,551	08/18/26	0.20%	1D FEDL01	Monthly	2,449
Canadian Natl Railway Co.	Goldman Sachs Bank USA	578,421	08/18/26	0.20%	1D CORRA	Monthly	4,857
Canadian Natural Resources	Citibank N.A.	380,576	02/22/28	0.20%	1D CORRA	Monthly	10,082
Canadian Pacific Kansas City	Goldman Sachs Bank USA	608,885	08/18/26	0.20%	1D CORRA	Monthly	33,063
Canadian Tire Corp. Ltd.	Barclays Bank PLC	47,291	01/11/27	0.20%	CABROVER	Monthly	(146)
Canon, Inc.	Goldman Sachs Bank USA	30,857	08/19/26	0.25%	1D P TONA	Monthly	(2,558)
Capgemini Se	Goldman Sachs Bank USA	143,154	08/19/26	0.18%	1D ESTR	Monthly	(2,931)
Capital One Financial Corp.	Citibank N.A.	151,168	02/22/28	0.20%	1D OBFR01	Monthly	(6,163)
Capitaland Ascendas Reit	Citibank N.A.	12,115	02/24/27	0.30%	SORA	Monthly	(322)
CapitaLand Integrated Commercial Trust	Citibank N.A.	65,133	02/24/27	0.30%	SORA	Monthly	(2,738)
Capstone Copper Corp.	Goldman Sachs Bank USA	190,850	08/18/26	0.20%	1D CORRA	Monthly	(16,968)
Cardinal Health, Inc.	Barclays Bank PLC	180,125	01/11/27	0.20%	1D OBFR01	Monthly	(6,726)
Cardinal Health, Inc.	Morgan Stanley & Co. International PLC	39,308	12/09/27	0.20%	1D FEDL01	Monthly	(1,503)
Caretrust REIT, Inc.	Goldman Sachs Bank USA	29,782	08/18/26	0.20%	1D FEDL01	Monthly	397
Carnival Corp.	Morgan Stanley & Co. International PLC	331,526	12/09/27	0.20%	1D FEDL01	Monthly	(4,950)
Carnival PLC	Citibank N.A.	90,393	11/11/26	0.25%	1D SONIA	Monthly	(2,666)
Carpenter Technology Corp.	Goldman Sachs Bank USA	122,588	08/18/26	0.20%	1D FEDL01	Monthly	(123)
Carpenter Technology Corp.	Goldman Sachs Bank USA	6,430	08/18/26	0.20%	1D FEDL01	Monthly	(7)
Carrier Global Corp.	Goldman Sachs Bank USA	18,268	08/18/26	0.20%	1D FEDL01	Monthly	2,689
Casey's General Stores, Inc.	Goldman Sachs Bank USA	5,895	08/18/26	0.20%	1D FEDL01	Monthly	683
Caterpillar, Inc.	Citibank N.A.	164,068	02/22/28	0.20%	1D OBFR01	Monthly	13,954
Cava Group, Inc.	Barclays Bank PLC	107,286	01/11/27	0.20%	1D OBFR01	Monthly	(2,947)
Cavco Industries, Inc.	Morgan Stanley & Co. International PLC	97,303	12/09/27	0.20%	1D FEDL01	Monthly	(3,508)
Cboe Global Markets, Inc.	Citibank N.A.	15,467	02/22/28	0.20%	1D OBFR01	Monthly	137
CBRE Group, Inc.	Citibank N.A.	157,871	02/22/28	0.20%	1D OBFR01	Monthly	(7,433)
CCL Industries, Inc.	Citibank N.A.	247,193	02/22/28	0.20%	1D CORRA	Monthly	(86)
Cdw Corp/de	Citibank N.A.	67,089	02/22/28	0.20%	1D OBFR01	Monthly	(2,605)
Cellnex Telecom Sa	Goldman Sachs Bank USA	100,164	08/19/26	0.26%	1D ESTR	Monthly	50
Cencora, Inc.	Barclays Bank PLC	5,549	01/11/27	0.20%	1D OBFR01	Monthly	(5)
Centene Corp.	Morgan Stanley & Co. International PLC	7,785	12/09/27	0.20%	1D FEDL01	Monthly	—
CF Industries Holdings, Inc.	Barclays Bank PLC	8,817	01/11/27	0.20%	1D OBFR01	Monthly	125
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
CG Oncology, Inc.	Citibank N.A.	$76,262	02/22/28	0.00%	1D OBFR01	Monthly	$1,957
CGI, Inc.	Barclays Bank PLC	439,637	01/11/27	0.20%	CABROVER	Monthly	(53,456)
CH Robinson Worldwide, Inc.	Citibank N.A.	61,270	02/22/28	0.20%	1D OBFR01	Monthly	(181)
CH Robinson Worldwide, Inc.	Morgan Stanley & Co. International PLC	87,406	12/09/27	0.20%	1D FEDL01	Monthly	(501)
Charter Communications, Inc.	Morgan Stanley & Co. International PLC	11,640	12/09/27	0.20%	1D FEDL01	Monthly	(3,711)
Charter Hall Group	Citibank N.A.	67,560	02/24/27	0.30%	1D AONIA	Monthly	(26)
Check Point Software Technologies	Morgan Stanley & Co. International PLC	424,329	12/09/27	0.20%	1D FEDL01	Monthly	(85,344)
Cheesecake Factory Inc/the	Goldman Sachs Bank USA	3,873	08/18/26	0.20%	1D FEDL01	Monthly	88
Chemed Corp.	Citibank N.A.	150,222	02/22/28	0.20%	1D OBFR01	Monthly	20,620
Cheniere Energy, Inc.	Morgan Stanley & Co. International PLC	215,374	12/09/27	0.20%	1D FEDL01	Monthly	13,660
Chevron Corp.	Barclays Bank PLC	138,249	01/11/27	0.20%	1D OBFR01	Monthly	5,187
Chevron Corp.	Goldman Sachs Bank USA	1,108,951	08/18/26	0.20%	1D FEDL01	Monthly	36,217
Chewy, Inc.	Goldman Sachs Bank USA	6,140	08/18/26	0.20%	1D FEDL01	Monthly	(396)
Chipotle Mexican Grill, Inc.	Citibank N.A.	379,765	02/22/28	0.20%	1D OBFR01	Monthly	(7,030)
Chocoladefabriken Lindt & Spruengli AG	Barclays Bank PLC	333,358	01/11/27	0.26%	SSARON	Monthly	(2,489)
Chord Energy Corp.	Goldman Sachs Bank USA	117,559	08/18/26	0.20%	1D FEDL01	Monthly	14,208
Church & Dwight Co, Inc.	Barclays Bank PLC	12,228	01/11/27	0.20%	1D OBFR01	Monthly	196
Churchill Downs, Inc.	Citibank N.A.	16,502	02/22/28	0.20%	1D OBFR01	Monthly	1,374
Cie de Saint-Gobain SA	Morgan Stanley & Co. International PLC	36,598	12/09/27	0.26%	1D ESTR	Monthly	417
Ciena Corp.	Citibank N.A.	24,450	02/22/28	0.20%	1D OBFR01	Monthly	1,402
Cincinnati Financial Corp.	Barclays Bank PLC	10,475	01/11/27	0.20%	1D OBFR01	Monthly	(168)
Cintas Corp.	Morgan Stanley & Co. International PLC	154,973	12/09/27	0.20%	1D FEDL01	Monthly	(5)
Cirrus Logic, Inc.	Morgan Stanley & Co. International PLC	4,719	12/09/27	0.20%	1D FEDL01	Monthly	174
Cisco Systems, Inc.	Barclays Bank PLC	236,509	01/11/27	0.20%	1D OBFR01	Monthly	5,509
Cisco Systems, Inc.	Citibank N.A.	339,172	02/22/28	0.20%	1D OBFR01	Monthly	8,253
Citigroup, Inc.	Barclays Bank PLC	763,202	01/11/27	0.20%	1D OBFR01	Monthly	(10,295)
Citizens Financial Group, Inc.	Goldman Sachs Bank USA	254,116	08/18/26	0.20%	1D FEDL01	Monthly	229
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	23,588	12/09/27	0.20%	1D FEDL01	Monthly	(40)
Ck Hutchison Holdings Ltd	Citibank N.A.	45,292	02/24/27	0.30%	HONIA	Monthly	634
Clean Harbors, Inc.	Goldman Sachs Bank USA	27,076	08/18/26	0.20%	1D FEDL01	Monthly	439
Cleveland Cliffs, Inc.	Citibank N.A.	148,067	02/22/28	0.20%	1D OBFR01	Monthly	10,910
Clorox Co./The	Barclays Bank PLC	38,353	01/11/27	0.20%	1D OBFR01	Monthly	(162)
CME Group, Inc.	Citibank N.A.	9,428	02/22/28	0.20%	1D OBFR01	Monthly	70
CME Group, Inc.	Morgan Stanley & Co. International PLC	55,646	12/09/27	0.20%	1D FEDL01	Monthly	479
CMS Energy Corp.	Citibank N.A.	231,226	02/22/28	0.20%	1D OBFR01	Monthly	4,519
CNX Resources Corp.	Goldman Sachs Bank USA	55,169	08/18/26	0.20%	1D FEDL01	Monthly	(617)
Coca Cola Co./the	Morgan Stanley & Co. International PLC	90,071	12/09/27	0.20%	1D FEDL01	Monthly	1,054
Coeur Mining, Inc.	Barclays Bank PLC	22,693	01/11/27	0.20%	1D OBFR01	Monthly	(1,597)
Cogent Biosciences, Inc.	Goldman Sachs Bank USA	42,462	08/18/26	0.20%	1D FEDL01	Monthly	(588)
Cognex Corp.	Barclays Bank PLC	225,127	01/11/27	0.20%	1D OBFR01	Monthly	5,961
Cognex Corp.	Morgan Stanley & Co. International PLC	35,498	12/09/27	0.20%	1D FEDL01	Monthly	972
Cognizant Technology Solutions Corp.	Citibank N.A.	420,400	02/22/28	0.20%	1D OBFR01	Monthly	(35,922)
Cognizant Technology Solutions Corp.	Goldman Sachs Bank USA	102,666	08/18/26	0.20%	1D FEDL01	Monthly	(10,091)
Coherent Corp.	Citibank N.A.	123,987	02/22/28	0.20%	1D OBFR01	Monthly	(1,857)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Coherent Corp.	Goldman Sachs Bank USA	$6,780	08/18/26	0.20%	1D FEDL01	Monthly	$253
Coles Group Ltd.	Citibank N.A.	62,434	02/24/27	0.30%	1D AONIA	Monthly	(2,523)
Colgate Palmolive Co.	Goldman Sachs Bank USA	158,989	08/18/26	0.20%	1D FEDL01	Monthly	3,024
Columbia Banking System, Inc.	Barclays Bank PLC	50,576	01/11/27	0.20%	1D OBFR01	Monthly	1,046
Comcast Corp.	Barclays Bank PLC	194,374	01/11/27	0.20%	1D OBFR01	Monthly	(9,285)
Comcast Corp.	Citibank N.A.	16,888	02/22/28	0.20%	1D OBFR01	Monthly	(1,340)
Comfort Systems Usa, Inc.	Citibank N.A.	153,527	02/22/28	0.20%	1D OBFR01	Monthly	8,415
Comfort Systems Usa, Inc.	Morgan Stanley & Co. International PLC	386,286	12/09/27	0.20%	1D FEDL01	Monthly	25,930
Compass Group Plc	Citibank N.A.	4,240	11/11/26	0.25%	1D OBFR01	Monthly	(228)
Compass Group Plc	Citibank N.A.	551,282	11/11/26	0.25%	1D OBFR01	Monthly	(25,023)
Computershare Ltd.	Barclays Bank PLC	313,022	12/11/26	0.00%	1D AONIA	Monthly	4,104
Conagra Brands, Inc.	Barclays Bank PLC	649,385	01/11/27	0.20%	1D OBFR01	Monthly	(5,902)
Conagra Brands, Inc.	Barclays Bank PLC	29,365	01/11/27	0.20%	1D OBFR01	Monthly	(364)
Conocophillips	Citibank N.A.	132,387	02/22/28	0.20%	1D OBFR01	Monthly	814
Conocophillips	Morgan Stanley & Co. International PLC	65,591	12/09/27	0.20%	1D FEDL01	Monthly	1,701
Constellation Brands, Inc.	Goldman Sachs Bank USA	129,193	08/18/26	0.20%	1D FEDL01	Monthly	(5,808)
Continental Ag	Citibank N.A.	338,867	11/11/26	0.26%	1D ESTR	Monthly	(1,107)
Cooper Cos Inc/the	Goldman Sachs Bank USA	27,413	08/18/26	0.20%	1D FEDL01	Monthly	(2,882)
Copart, Inc.	Barclays Bank PLC	5,887	01/11/27	0.20%	1D OBFR01	Monthly	7
Corning, Inc.	Morgan Stanley & Co. International PLC	35,440	12/09/27	0.20%	1D FEDL01	Monthly	(949)
Corteva, Inc.	Morgan Stanley & Co. International PLC	215,310	12/09/27	0.20%	1D FEDL01	Monthly	4,389
Corteva, Inc.	Morgan Stanley & Co. International PLC	52,212	12/09/27	0.20%	1D FEDL01	Monthly	1,092
Costco Wholesale Corp.	Barclays Bank PLC	792,737	01/11/27	0.20%	1D OBFR01	Monthly	7,728
Crane Co.	Citibank N.A.	153,541	02/22/28	0.20%	1D OBFR01	Monthly	(1,404)
Credo Technology Group Holding Ltd.	Citibank N.A.	26,150	02/22/28	0.20%	1D OBFR01	Monthly	(2,136)
CRH PLC	Goldman Sachs Bank USA	276,480	08/18/26	0.20%	1D FEDL01	Monthly	5,241
CRH PLC	Goldman Sachs Bank USA	12,202	08/18/26	0.20%	1D FEDL01	Monthly	232
Crispr Therapeutics Ag	Morgan Stanley & Co. International PLC	5,078	12/09/27	0.20%	1D FEDL01	Monthly	(367)
Crowdstrike Holdings, Inc.	Barclays Bank PLC	80,292	01/11/27	0.20%	1D OBFR01	Monthly	(3,178)
Crowdstrike Holdings, Inc.	Citibank N.A.	56,366	02/22/28	0.20%	1D OBFR01	Monthly	(1,984)
Crown Castle, Inc.	Barclays Bank PLC	36,640	01/11/27	0.20%	1D OBFR01	Monthly	736
Crown Holdings, Inc.	Barclays Bank PLC	559,052	01/11/27	0.20%	1D OBFR01	Monthly	(19,232)
Csl Ltd	Citibank N.A.	78,996	02/24/27	0.30%	1D AONIA	Monthly	(2,004)
CSX Corp.	Citibank N.A.	118,644	02/22/28	0.20%	1D OBFR01	Monthly	4,471
CSX Corp.	Goldman Sachs Bank USA	31,028	08/18/26	0.20%	1D FEDL01	Monthly	2,454
Cubesmart	Goldman Sachs Bank USA	5,258	08/18/26	0.20%	1D FEDL01	Monthly	207
Cubesmart	Morgan Stanley & Co. International PLC	167,579	12/09/27	0.20%	1D FEDL01	Monthly	5,959
Cummins, Inc.	Citibank N.A.	38,353	02/22/28	0.20%	1D OBFR01	Monthly	1,907
Curtiss Wright Corp.	Goldman Sachs Bank USA	4,392	08/18/26	0.20%	1D FEDL01	Monthly	(70)
Curtiss Wright Corp.	Morgan Stanley & Co. International PLC	410,207	12/09/27	0.20%	1D FEDL01	Monthly	5,349
CVS Health Corp.	Barclays Bank PLC	14,751	01/11/27	0.20%	1D OBFR01	Monthly	1,324
Cyberagent, Inc.	Morgan Stanley & Co. International PLC	464,204	12/09/27	0.25%	1D P TONA	Monthly	(22,934)
Dai Nippon Printing Co. Ltd.	Goldman Sachs Bank USA	183,969	08/19/26	0.25%	1D P TONA	Monthly	(240)
Daifuku Co. Ltd.	Morgan Stanley & Co. International PLC	8,104	12/09/27	0.25%	1D P TONA	Monthly	641
Daiichi Life Group, Inc.	Barclays Bank PLC	210,799	12/11/26	0.00%	1D P TONA	Monthly	(219)
Daiichi Sankyo Co. Ltd.	Barclays Bank PLC	114,427	12/11/26	0.00%	1D P TONA	Monthly	(12,089)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Daimler Truck Holding Ag	Citibank N.A.	$86,281	11/11/26	0.26%	1D ESTR	Monthly	$(335)
Daiwa House Industry Co. Ltd.	Citibank N.A.	753,508	02/24/27	0.25%	1D P TONA	Monthly	(9,040)
Daiwa Securities Group, Inc.	Goldman Sachs Bank USA	473,458	08/19/26	0.25%	1D P TONA	Monthly	(26,347)
Danaher Corp.	Citibank N.A.	120,144	02/22/28	0.20%	1D OBFR01	Monthly	(2,573)
Danaher Corp.	Citibank N.A.	45,642	02/22/28	0.20%	1D OBFR01	Monthly	(1,262)
Danone SA	Citibank N.A.	443,514	11/11/26	0.26%	1D ESTR	Monthly	(5,940)
Darden Restaurants, Inc.	Barclays Bank PLC	88,530	01/11/27	0.20%	1D OBFR01	Monthly	318
Dassault Systemes Se	Citibank N.A.	34,745	11/11/26	0.26%	1D ESTR	Monthly	362
Datadog, Inc.	Goldman Sachs Bank USA	22,451	08/18/26	0.20%	1D FEDL01	Monthly	1,079
DaVita, Inc.	Citibank N.A.	161,547	02/22/28	0.20%	1D OBFR01	Monthly	2,747
Deckers Outdoor Corp.	Barclays Bank PLC	3,769	01/11/27	0.20%	1D OBFR01	Monthly	(192)
Delivery Hero Se	Citibank N.A.	4,223	11/11/26	0.26%	1D ESTR	Monthly	231
Dell Technologies, Inc.	Morgan Stanley & Co. International PLC	524,772	12/09/27	0.20%	1D FEDL01	Monthly	(12,009)
Delta Air Lines, Inc.	Citibank N.A.	121,701	02/22/28	0.20%	1D OBFR01	Monthly	(747)
Denso Corp.	Goldman Sachs Bank USA	135,367	08/19/26	0.25%	1D P TONA	Monthly	(2,743)
Dentsu Group, Inc.	Citibank N.A.	210,166	02/24/27	0.25%	1D P TONA	Monthly	(7,018)
Deutsche Bank AG	Citibank N.A.	834,691	11/11/26	0.26%	1D ESTR	Monthly	(38,578)
Deutsche Post AG	Goldman Sachs Bank USA	1,005,662	08/19/26	0.00%	1D ESTR	Monthly	46,101
Deutsche Telekom AG	Citibank N.A.	436,566	11/11/26	0.10%	1D ESTR	Monthly	1,754
Devon Energy Corp.	Citibank N.A.	505,949	02/22/28	0.20%	1D OBFR01	Monthly	45,457
Devon Energy Corp.	Morgan Stanley & Co. International PLC	53,104	12/09/27	0.20%	1D FEDL01	Monthly	4,790
Dexcom, Inc.	Barclays Bank PLC	10,099	01/11/27	0.20%	1D OBFR01	Monthly	(154)
Dexcom, Inc.	Goldman Sachs Bank USA	38,586	08/18/26	0.20%	1D FEDL01	Monthly	(1,248)
Dexus	Citibank N.A.	33,460	02/24/27	0.30%	1D AONIA	Monthly	329
Diamondback Energy, Inc.	Morgan Stanley & Co. International PLC	42,264	12/09/27	0.20%	1D FEDL01	Monthly	2,564
Dick's Sporting Goods, Inc.	Barclays Bank PLC	112,694	01/11/27	0.20%	1D OBFR01	Monthly	(595)
Digital Realty Trust, Inc.	Barclays Bank PLC	409,878	01/11/27	0.20%	1D OBFR01	Monthly	441
Dillard's, Inc.	Citibank N.A.	89,623	02/22/28	0.20%	1D OBFR01	Monthly	(4,809)
Diploma PLC	Barclays Bank PLC	188,845	01/11/27	0.25%	1D SONIA	Monthly	(513)
Dmg Mori Co. Ltd.	Barclays Bank PLC	84,898	12/11/26	0.00%	1D P TONA	Monthly	6,410
Dollar General Corp.	Barclays Bank PLC	401,813	01/11/27	0.20%	1D OBFR01	Monthly	(17,671)
Dollar Tree, Inc.	Goldman Sachs Bank USA	478,954	08/18/26	0.20%	1D FEDL01	Monthly	(18,944)
Dollarama, Inc.	Barclays Bank PLC	226,702	01/11/27	0.20%	CABROVER	Monthly	4,108
Domino's Pizza, Inc.	Barclays Bank PLC	27,279	01/11/27	0.20%	1D OBFR01	Monthly	(2,162)
Domino's Pizza, Inc.	Goldman Sachs Bank USA	264,677	08/18/26	0.20%	1D FEDL01	Monthly	(20,634)
Donaldson Co., Inc.	Barclays Bank PLC	121,544	01/11/27	0.20%	1D OBFR01	Monthly	2,158
DoorDash, Inc.	Goldman Sachs Bank USA	18,173	08/18/26	0.20%	1D FEDL01	Monthly	(1,140)
Dover Corp.	Citibank N.A.	54,428	02/22/28	0.20%	1D OBFR01	Monthly	1,043
Dow, Inc.	Citibank N.A.	49,793	02/22/28	0.20%	1D OBFR01	Monthly	2,155
Dow, Inc.	Goldman Sachs Bank USA	82,462	08/18/26	0.20%	1D FEDL01	Monthly	3,296
Dowa Holdings Co. Ltd.	Citibank N.A.	12,497	02/24/27	0.25%	1D P TONA	Monthly	(326)
Doximity, Inc.	Goldman Sachs Bank USA	7,194	08/18/26	0.20%	1D FEDL01	Monthly	163
Dr Horton, Inc.	Citibank N.A.	35,943	02/22/28	0.20%	1D OBFR01	Monthly	(1,632)
Dr Horton, Inc.	Morgan Stanley & Co. International PLC	511,972	12/09/27	0.20%	1D FEDL01	Monthly	(22,851)
DraftKings, Inc.	Morgan Stanley & Co. International PLC	7,160	12/09/27	0.20%	1D FEDL01	Monthly	(1)
Dropbox, Inc.	Citibank N.A.	249,986	02/22/28	0.20%	1D OBFR01	Monthly	(3,612)
DSM-Firmenich AG	Barclays Bank PLC	245,794	01/11/27	0.26%	1D ESTR	Monthly	(2,757)
Dt Midstream, Inc.	Morgan Stanley & Co. International PLC	91,715	12/09/27	0.20%	1D FEDL01	Monthly	9,214
DTE Energy Co.	Barclays Bank PLC	25,335	01/11/27	0.20%	1D OBFR01	Monthly	604
Duke Energy Corp.	Citibank N.A.	418,097	02/22/28	0.20%	1D OBFR01	Monthly	9,288
DuPont De Nemours, Inc.	Goldman Sachs Bank USA	165,570	08/18/26	0.20%	1D FEDL01	Monthly	(1,011)
DuPont De Nemours, Inc.	Goldman Sachs Bank USA	86,520	08/18/26	0.20%	1D FEDL01	Monthly	(1,182)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Dynatrace, Inc.	Barclays Bank PLC	$182,647	01/11/27	0.20%	1D OBFR01	Monthly	$757
Dynatrace, Inc.	Morgan Stanley & Co. International PLC	12,492	12/09/27	0.20%	1D FEDL01	Monthly	(36)
E.on Se	Barclays Bank PLC	58,884	01/11/27	0.26%	1D ESTR	Monthly	843
Eagle Materials, Inc.	Citibank N.A.	18,570	02/22/28	0.20%	1D OBFR01	Monthly	550
East West Bancorp, Inc.	Barclays Bank PLC	63,243	01/11/27	0.20%	1D OBFR01	Monthly	2,269
East West Bancorp, Inc.	Citibank N.A.	63,972	02/22/28	0.20%	1D OBFR01	Monthly	1,540
Eastman Chemical Co.	Barclays Bank PLC	53,817	01/11/27	0.20%	1D OBFR01	Monthly	416
Eastman Chemical Co.	Morgan Stanley & Co. International PLC	27,749	12/09/27	0.20%	1D FEDL01	Monthly	391
Eaton Corp PLC	Citibank N.A.	221,725	02/22/28	0.20%	1D OBFR01	Monthly	9,502
Eaton Corp PLC	Goldman Sachs Bank USA	47,012	08/18/26	0.20%	1D FEDL01	Monthly	4,516
ebay, Inc.	Barclays Bank PLC	29,576	01/11/27	0.20%	1D OBFR01	Monthly	(602)
Ecolab, Inc.	Barclays Bank PLC	16,943	01/11/27	0.20%	1D OBFR01	Monthly	(525)
Ecolab, Inc.	Citibank N.A.	59,702	02/22/28	0.20%	1D OBFR01	Monthly	(1,849)
Edison International	Morgan Stanley & Co. International PLC	45,444	12/09/27	0.20%	1D FEDL01	Monthly	72
Edp Sa	Morgan Stanley & Co. International PLC	255,743	12/09/27	0.26%	1D ESTR	Monthly	9,668
Edwards Lifesciences Corp.	Morgan Stanley & Co. International PLC	113,533	12/09/27	0.20%	1D FEDL01	Monthly	2,866
Eiffage SA	Goldman Sachs Bank USA	24,563	08/19/26	0.18%	1D ESTR	Monthly	104
Elastic Nv	Goldman Sachs Bank USA	7,364	08/18/26	0.20%	1D FEDL01	Monthly	(167)
Elbit Systems Ltd	Citibank N.A.	46,933	11/11/26	0.75%	SHIR	Monthly	(2,008)
Element Fleet Management Corp.	Goldman Sachs Bank USA	76,958	08/18/26	0.20%	1D CORRA	Monthly	(153)
Elevance Health, Inc.	Citibank N.A.	173,895	02/22/28	0.20%	1D OBFR01	Monthly	4,904
Eli Lilly & Co.	Barclays Bank PLC	63,132	01/11/27	0.20%	1D OBFR01	Monthly	1,355
EMCOR Group, Inc.	Barclays Bank PLC	91,160	01/11/27	0.20%	1D OBFR01	Monthly	3,357
EMCOR Group, Inc.	Barclays Bank PLC	79,980	01/11/27	0.20%	1D OBFR01	Monthly	2,945
Emerson Electric Co.	Barclays Bank PLC	580,056	01/11/27	0.20%	1D OBFR01	Monthly	(4,954)
Enagas Sa	Morgan Stanley & Co. International PLC	463,212	12/09/27	0.26%	1D ESTR	Monthly	2,458
Enbridge, Inc.	Citibank N.A.	278,343	02/22/28	0.20%	1D CORRA	Monthly	8,685
Encompass Health Corp.	Citibank N.A.	210,368	02/22/28	0.20%	1D OBFR01	Monthly	(4,468)
Eneos Holdings, Inc.	Morgan Stanley & Co. International PLC	1,351,466	12/09/27	0.25%	1D P TONA	Monthly	(3,509)
Eni Spa	Barclays Bank PLC	299,686	01/11/27	0.26%	1D ESTR	Monthly	15,059
Ensign Group Inc/the	Goldman Sachs Bank USA	33,570	08/18/26	0.20%	1D FEDL01	Monthly	(1,460)
EOG Resources, Inc.	Citibank N.A.	164,932	02/22/28	0.20%	1D OBFR01	Monthly	9,374
EOG Resources, Inc.	Morgan Stanley & Co. International PLC	494,210	12/09/27	0.20%	1D FEDL01	Monthly	23,650
EPAM Systems, Inc.	Goldman Sachs Bank USA	50,460	08/18/26	0.20%	1D FEDL01	Monthly	(4,948)
EPAM Systems, Inc.	Morgan Stanley & Co. International PLC	102,789	12/09/27	0.20%	1D FEDL01	Monthly	(9,717)
EQT Corp.	Citibank N.A.	9,974	02/22/28	0.00%	1D OBFR01	Monthly	—
Equifax, Inc.	Citibank N.A.	24,391	02/22/28	0.20%	1D OBFR01	Monthly	(213)
Equinix, Inc.	Goldman Sachs Bank USA	11,153	08/18/26	0.20%	1D FEDL01	Monthly	(325)
Equinor Asa	Goldman Sachs Bank USA	30,345	08/19/26	0.26%	NOWA	Monthly	2,376
Erste Group Bank Ag	Citibank N.A.	30,768	11/11/26	0.26%	1D ESTR	Monthly	(1,708)
ESCO Technologies, Inc.	Citibank N.A.	9,330	02/22/28	0.20%	1D OBFR01	Monthly	389
EssilorLuxottica SA	Citibank N.A.	812,212	11/11/26	0.11%	1D ESTR	Monthly	(72,639)
Etsy, Inc.	Barclays Bank PLC	462,024	01/11/27	0.20%	1D OBFR01	Monthly	(11,837)
Eurofins Scientific SE	Barclays Bank PLC	53,300	01/11/27	0.26%	1D ESTR	Monthly	(2,904)
Euronext Nv	Morgan Stanley & Co. International PLC	5,536	12/09/27	0.26%	1D ESTR	Monthly	(12)
Evercore, Inc.	Barclays Bank PLC	145,531	01/11/27	0.20%	1D OBFR01	Monthly	(11,874)
Evercore, Inc.	Goldman Sachs Bank USA	249,762	08/18/26	0.20%	1D FEDL01	Monthly	(21,004)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Everest Group Ltd	Goldman Sachs Bank USA	$49,077	08/18/26	0.20%	1D FEDL01	Monthly	$1,583
Everpure, Inc.	Barclays Bank PLC	120,963	01/11/27	0.20%	1D OBFR01	Monthly	3,503
Evolution Mining Ltd	Citibank N.A.	14,578	02/24/27	0.30%	1D AONIA	Monthly	(1,016)
Exelixis, Inc.	Citibank N.A.	207,183	02/22/28	0.20%	1D OBFR01	Monthly	(9,203)
Exelon Corp.	Citibank N.A.	114,184	02/22/28	0.20%	1D OBFR01	Monthly	101
Expand Energy Corp.	Barclays Bank PLC	61,918	01/11/27	0.20%	1D OBFR01	Monthly	3,151
Expedia Group, Inc.	Goldman Sachs Bank USA	617,289	08/18/26	0.20%	1D FEDL01	Monthly	(21,698)
Expeditors International of Washington, Inc.	Barclays Bank PLC	158,705	01/11/27	0.20%	1D OBFR01	Monthly	(611)
Expeditors International of Washington, Inc.	Morgan Stanley & Co. International PLC	1,054,457	12/09/27	0.20%	1D FEDL01	Monthly	(3,551)
Exxon Mobil Corp.	Citibank N.A.	496,944	02/22/28	0.20%	1D OBFR01	Monthly	10,802
Exxon Mobil Corp.	Citibank N.A.	59,053	02/22/28	0.20%	1D OBFR01	Monthly	1,908
F5, Inc.	Morgan Stanley & Co. International PLC	14,358	12/09/27	0.20%	1D FEDL01	Monthly	(106)
Factset Research Systems, Inc.	Barclays Bank PLC	56,796	01/11/27	0.20%	1D OBFR01	Monthly	(3,543)
Factset Research Systems, Inc.	Citibank N.A.	134,340	02/22/28	0.20%	1D OBFR01	Monthly	(6,440)
Fastenal Co.	Morgan Stanley & Co. International PLC	263,969	12/09/27	0.20%	1D FEDL01	Monthly	1,118
Fedex Corp.	Citibank N.A.	347,668	02/22/28	0.20%	1D OBFR01	Monthly	14,504
Fedex Corp.	Morgan Stanley & Co. International PLC	13,122	12/09/27	0.20%	1D FEDL01	Monthly	590
Ferguson Enterprises, Inc.	Morgan Stanley & Co. International PLC	95,251	12/09/27	0.20%	1D FEDL01	Monthly	1,660
Fidelity National Financial, Inc.	Goldman Sachs Bank USA	31,279	08/18/26	0.20%	1D FEDL01	Monthly	2,506
Fidelity National Information Services, Inc.	Citibank N.A.	633,318	02/22/28	0.20%	1D OBFR01	Monthly	(13,911)
Fidelity National Information Services, Inc.	Citibank N.A.	23,824	02/22/28	0.20%	1D OBFR01	Monthly	(652)
Fifth Third BanCorp.	Goldman Sachs Bank USA	49,990	08/18/26	0.20%	1D FEDL01	Monthly	923
Fincantieri Spa	Morgan Stanley & Co. International PLC	56,970	12/09/27	0.26%	1D ESTR	Monthly	(3,824)
Finning International, Inc.	Goldman Sachs Bank USA	112,001	08/18/26	0.20%	1D CORRA	Monthly	9,132
First Horizon Corp.	Barclays Bank PLC	26,508	01/11/27	0.20%	1D OBFR01	Monthly	349
First Majestic Silver Corp.	Citibank N.A.	271,848	02/22/28	0.20%	1D CORRA	Monthly	(11,055)
First Quantum Minerals Ltd	Morgan Stanley & Co. International PLC	245,830	12/09/27	0.20%	CABROVER	Monthly	(28,839)
First Solar, Inc.	Goldman Sachs Bank USA	167,879	08/18/26	0.20%	1D FEDL01	Monthly	5,949
First Solar, Inc.	Goldman Sachs Bank USA	9,370	08/18/26	0.20%	1D FEDL01	Monthly	321
FirstEnergy Corp.	Goldman Sachs Bank USA	70,129	08/18/26	0.20%	1D FEDL01	Monthly	(2,318)
Flex Ltd	Citibank N.A.	621,685	02/22/28	0.20%	1D OBFR01	Monthly	41,777
Floor & Decor Holdings, Inc.	Citibank N.A.	17,006	02/22/28	0.20%	1D OBFR01	Monthly	(1,082)
Flowserve Corp.	Goldman Sachs Bank USA	25,380	08/18/26	0.20%	1D FEDL01	Monthly	(1,668)
Fluor Corp.	Citibank N.A.	329,942	02/22/28	0.20%	1D OBFR01	Monthly	32,037
Flutter Entertainment PLC	Citibank N.A.	54,798	02/22/28	0.20%	1D OBFR01	Monthly	678
FNB Corp.	Citibank N.A.	130,009	02/22/28	0.20%	1D OBFR01	Monthly	1,528
Ford Motor Co.	Citibank N.A.	42,146	02/22/28	0.20%	1D OBFR01	Monthly	(1,835)
Formfactor, Inc.	Goldman Sachs Bank USA	99,030	08/18/26	0.20%	1D FEDL01	Monthly	4,821
Fortescue Ltd	Goldman Sachs Bank USA	432,877	08/19/26	0.30%	1D AONIA	Monthly	(15,921)
Fortinet, Inc.	Morgan Stanley & Co. International PLC	73,591	12/09/27	0.20%	1D FEDL01	Monthly	(2,349)
Fortis, Inc.	Citibank N.A.	358,733	02/22/28	0.20%	1D CORRA	Monthly	3,661
Fortuna Mining Corp.	Goldman Sachs Bank USA	53,408	08/18/26	0.20%	1D CORRA	Monthly	(4,686)
Fortune Brands Innovations, Inc.	Citibank N.A.	7,336	02/22/28	0.20%	1D OBFR01	Monthly	2
Fox Corp.	Citibank N.A.	746,662	02/22/28	0.20%	1D OBFR01	Monthly	(20,781)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Fox Corp.	Citibank N.A.	$110,053	02/22/28	0.20%	1D OBFR01	Monthly	$(2,912)
Fox Corp.	Morgan Stanley & Co. International PLC	31,993	12/09/27	0.20%	1D FEDL01	Monthly	(1,010)
Franklin Resources, Inc.	Barclays Bank PLC	533,173	01/11/27	0.20%	1D OBFR01	Monthly	45,218
Franklin Resources, Inc.	Citibank N.A.	49,482	02/22/28	0.20%	1D OBFR01	Monthly	4,464
Freeport-McMoRan, Inc.	Morgan Stanley & Co. International PLC	460,128	12/09/27	0.20%	1D FEDL01	Monthly	(67,802)
Freeport-McMoRan, Inc.	Morgan Stanley & Co. International PLC	54,951	12/09/27	0.20%	1D FEDL01	Monthly	(9,825)
Fresenius Medical Care Ag	Citibank N.A.	465,698	11/11/26	0.05%	1D ESTR	Monthly	(7,422)
Fresenius SE & Co KGaA	Goldman Sachs Bank USA	252,889	08/19/26	0.26%	1D ESTR	Monthly	(7,884)
Frontline PLC	Morgan Stanley & Co. International PLC	45,543	12/09/27	0.20%	1D FEDL01	Monthly	2,405
Fuji Electric Co. Ltd.	Citibank N.A.	127,374	02/24/27	0.25%	1D P TONA	Monthly	15,502
FUJIFILM Holdings Corp.	Morgan Stanley & Co. International PLC	7,385	12/09/27	0.25%	1D P TONA	Monthly	(24)
Fujitsu Ltd.	Barclays Bank PLC	894,477	12/11/26	0.00%	1D P TONA	Monthly	(167,895)
Fukuoka Financial Group, Inc.	Goldman Sachs Bank USA	75,905	08/19/26	0.25%	1D P TONA	Monthly	(2,423)
Futu Holdings Ltd	Goldman Sachs Bank USA	24,914	08/18/26	0.20%	1D FEDL01	Monthly	(656)
Galaxy Entertainment Group Ltd.	Goldman Sachs Bank USA	91,737	08/19/26	0.30%	HONIA	Monthly	(2,144)
Gap Inc/the	Goldman Sachs Bank USA	101,543	08/18/26	0.20%	1D FEDL01	Monthly	(3,306)
Garmin Ltd	Barclays Bank PLC	207,788	01/11/27	0.20%	1D OBFR01	Monthly	(11,648)
GE HealthCare Technologies, Inc.	Morgan Stanley & Co. International PLC	45,680	12/09/27	0.20%	1D FEDL01	Monthly	(2,362)
GE Vernova, Inc.	Citibank N.A.	112,756	02/22/28	0.20%	1D OBFR01	Monthly	(4,410)
GE Vernova, Inc.	Morgan Stanley & Co. International PLC	62,016	12/09/27	0.20%	1D FEDL01	Monthly	(2,426)
Gea Group Ag	Barclays Bank PLC	29,807	01/11/27	0.26%	1D ESTR	Monthly	(471)
Generac Holdings, Inc.	Citibank N.A.	55,525	02/22/28	0.20%	1D OBFR01	Monthly	6,949
General Dynamics Corp.	Morgan Stanley & Co. International PLC	858,575	12/09/27	0.20%	1D FEDL01	Monthly	58,296
General Dynamics Corp.	Morgan Stanley & Co. International PLC	138,090	12/09/27	0.20%	1D FEDL01	Monthly	9,615
General Electric Co.	Citibank N.A.	992,277	02/22/28	0.20%	1D OBFR01	Monthly	46,832
General Mills, Inc.	Goldman Sachs Bank USA	528,503	08/18/26	0.20%	1D FEDL01	Monthly	9,198
General Mills, Inc.	Goldman Sachs Bank USA	8,132	08/18/26	0.20%	1D FEDL01	Monthly	60
General Motors Co.	Barclays Bank PLC	270,432	01/11/27	0.20%	1D OBFR01	Monthly	(7,083)
Generali	Barclays Bank PLC	724,650	01/11/27	0.26%	1D ESTR	Monthly	16,137
Genmab A/s	Citibank N.A.	83,377	11/11/26	0.26%	DESTR	Monthly	(4,209)
Genpact Ltd	Goldman Sachs Bank USA	196,488	08/18/26	0.20%	1D FEDL01	Monthly	(5,467)
Genting Singapore Ltd	Citibank N.A.	40,588	02/24/27	0.30%	SORA	Monthly	(985)
Genuine Parts Co.	Barclays Bank PLC	29,835	01/11/27	0.20%	1D OBFR01	Monthly	(1,204)
George Weston Ltd.	Citibank N.A.	295,169	02/22/28	0.20%	1D CORRA	Monthly	4,185
Gibson Energy, Inc.	Citibank N.A.	221,301	02/22/28	0.20%	1D CORRA	Monthly	13,878
Gilead Sciences, Inc.	Citibank N.A.	129,797	02/22/28	0.20%	1D OBFR01	Monthly	(134)
Gilead Sciences, Inc.	Morgan Stanley & Co. International PLC	187,095	12/09/27	0.20%	1D FEDL01	Monthly	(2,087)
Glaukos Corp.	Citibank N.A.	94,210	02/22/28	0.20%	1D OBFR01	Monthly	17,278
Glencore PLC	Goldman Sachs Bank USA	75,644	08/19/26	0.25%	1D SONIA	Monthly	1,864
Global-e Online Ltd.	Barclays Bank PLC	236,664	01/11/27	0.20%	1D OBFR01	Monthly	(9,607)
Globalfoundries, Inc.	Goldman Sachs Bank USA	19,035	08/18/26	0.20%	1D FEDL01	Monthly	2,800
Globe Life, Inc.	Citibank N.A.	199,650	02/22/28	0.20%	1D OBFR01	Monthly	4,026
Globe Life, Inc.	Morgan Stanley & Co. International PLC	15,125	12/09/27	0.20%	1D FEDL01	Monthly	305
Globus Medical, Inc.	Citibank N.A.	122,431	02/22/28	0.20%	1D OBFR01	Monthly	(4,476)
Goldman Sachs Group, Inc./The	Citibank N.A.	1,027,622	02/22/28	0.20%	1D OBFR01	Monthly	(7,780)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Gpt Group	Citibank N.A.	$52,625	02/24/27	0.30%	1D AONIA	Monthly	$4
Graco, Inc.	Goldman Sachs Bank USA	71,308	08/18/26	0.20%	1D FEDL01	Monthly	(189)
Grifols Sa	Morgan Stanley & Co. International PLC	27,452	12/09/27	0.26%	1D ESTR	Monthly	(121)
Groupe Bruxelles Lambert Nv	Barclays Bank PLC	265,309	01/11/27	0.26%	1D ESTR	Monthly	(1,688)
Guidewire Software, Inc.	Citibank N.A.	9,580	02/22/28	0.20%	1D OBFR01	Monthly	(308)
Guidewire Software, Inc.	Goldman Sachs Bank USA	56,130	08/18/26	0.20%	1D FEDL01	Monthly	748
GXO Logistics, Inc.	Goldman Sachs Bank USA	148,571	08/18/26	0.20%	1D FEDL01	Monthly	2,424
H & M Hennes & Mauritz AB	Citibank N.A.	140,742	11/11/26	0.15%	TN STIBOR	Monthly	(4,644)
H&R Block, Inc.	Barclays Bank PLC	25,184	01/11/27	0.20%	1D OBFR01	Monthly	200
Halliburton Co.	Citibank N.A.	913,337	02/22/28	0.20%	1D OBFR01	Monthly	64,047
Halliburton Co.	Citibank N.A.	42,982	02/22/28	0.20%	1D OBFR01	Monthly	3,506
Halozyme Therapeutics, Inc.	Barclays Bank PLC	109,991	01/11/27	0.20%	1D OBFR01	Monthly	(5,461)
Hamamatsu Photonics Kk	Morgan Stanley & Co. International PLC	111,785	12/09/27	0.25%	1D P TONA	Monthly	4,229
Hamilton Lane, Inc.	Goldman Sachs Bank USA	59,498	08/18/26	0.20%	1D FEDL01	Monthly	(7,432)
Hanover Insurance Group Inc/The	Morgan Stanley & Co. International PLC	80,496	12/09/27	0.20%	1D FEDL01	Monthly	3,964
Hartford Insurance Group, Inc./The	Citibank N.A.	100,058	02/22/28	0.20%	1D OBFR01	Monthly	(460)
Hasbro, Inc.	Morgan Stanley & Co. International PLC	444,779	12/09/27	0.20%	1D FEDL01	Monthly	24,741
Hasbro, Inc.	Morgan Stanley & Co. International PLC	61,162	12/09/27	0.20%	1D FEDL01	Monthly	3,530
HCA Healthcare, Inc.	Citibank N.A.	769,193	02/22/28	0.20%	1D OBFR01	Monthly	(54,957)
Healthcare Realty Trust, Inc.	Citibank N.A.	224,476	02/22/28	0.20%	1D OBFR01	Monthly	3,777
Hecla Mining Co.	Morgan Stanley & Co. International PLC	51,788	12/09/27	0.20%	1D FEDL01	Monthly	(1,800)
HEICO Corp.	Barclays Bank PLC	176,074	01/11/27	0.20%	1D OBFR01	Monthly	1,384
HEICO Corp.	Morgan Stanley & Co. International PLC	435,493	12/09/27	0.20%	1D FEDL01	Monthly	3,127
Heidelberg Materials Ag	Barclays Bank PLC	63,162	01/11/27	0.26%	1D ESTR	Monthly	383
Henry Schein, Inc.	Citibank N.A.	35,591	02/22/28	0.20%	1D OBFR01	Monthly	(832)
Hershey Co/the	Citibank N.A.	18,865	02/22/28	0.20%	1D OBFR01	Monthly	(291)
Hershey Co/the	Morgan Stanley & Co. International PLC	7,169	12/09/27	0.20%	1D FEDL01	Monthly	(111)
Hexagon AB	Goldman Sachs Bank USA	113,061	08/19/26	0.26%	1D STIBOR	Monthly	5,584
Hexcel Corp.	Goldman Sachs Bank USA	14,409	08/18/26	0.20%	1D FEDL01	Monthly	1,830
HF Sinclair Corp.	Citibank N.A.	230,943	02/22/28	0.20%	1D OBFR01	Monthly	30,101
HF Sinclair Corp.	Morgan Stanley & Co. International PLC	65,584	12/09/27	0.20%	1D FEDL01	Monthly	8,548
Hikma Pharmaceuticals PLC	Citibank N.A.	18,799	11/11/26	0.25%	1D SONIA	Monthly	1,070
Hitachi Construction Machinery Co. Ltd.	Barclays Bank PLC	34,548	12/11/26	0.00%	1D P TONA	Monthly	456
Hitachi Ltd	Morgan Stanley & Co. International PLC	286,178	12/09/27	0.25%	1D P TONA	Monthly	(3,173)
Holcim AG	Morgan Stanley & Co. International PLC	328,016	12/09/27	0.26%	SSARON	Monthly	4,753
Home Depot, Inc./The	Morgan Stanley & Co. International PLC	12,901	12/09/27	0.20%	1D FEDL01	Monthly	(407)
Honeywell International, Inc.	Barclays Bank PLC	23,097	01/11/27	0.20%	1D OBFR01	Monthly	(592)
Horiba Ltd	Goldman Sachs Bank USA	95,522	08/19/26	0.25%	1D P TONA	Monthly	1,944
Hormel Foods Corp.	Barclays Bank PLC	9,901	01/11/27	0.20%	1D OBFR01	Monthly	18
Host Hotels & Resorts, Inc.	Citibank N.A.	42,847	02/22/28	0.20%	1D OBFR01	Monthly	575
Houlihan Lokey, Inc.	Morgan Stanley & Co. International PLC	41,927	12/09/27	0.20%	1D FEDL01	Monthly	(1,537)
Howmet Aerospace, Inc.	Citibank N.A.	126,221	02/22/28	0.20%	1D OBFR01	Monthly	1,132

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Howmet Aerospace, Inc.	Morgan Stanley & Co. International PLC	$47,935	12/09/27	0.20%	1D FEDL01	Monthly	$430
Hsbc Holdings PLC	Morgan Stanley & Co. International PLC	43,603	12/09/27	0.25%	1D SONIA	Monthly	318
Hubbell, Inc.	Barclays Bank PLC	45,080	01/11/27	0.20%	1D OBFR01	Monthly	(3,410)
Hubbell, Inc.	Citibank N.A.	9,896	02/22/28	0.20%	1D OBFR01	Monthly	(748)
Hubspot, Inc.	Goldman Sachs Bank USA	49,627	08/18/26	0.20%	1D FEDL01	Monthly	713
Hubspot, Inc.	Morgan Stanley & Co. International PLC	23,741	12/09/27	0.20%	1D FEDL01	Monthly	(1,121)
Hudbay Minerals, Inc.	Citibank N.A.	164,202	02/22/28	0.20%	1D CORRA	Monthly	(6,935)
Huntington Bancshares, Inc.	Barclays Bank PLC	13,624	01/11/27	0.20%	1D OBFR01	Monthly	(49)
Huntington Bancshares, Inc.	Citibank N.A.	346,111	02/22/28	0.20%	1D OBFR01	Monthly	1,542
Huntington Ingalls Industries, Inc.	Citibank N.A.	59,305	02/22/28	0.20%	1D OBFR01	Monthly	75
Huntington Ingalls Industries, Inc.	Morgan Stanley & Co. International PLC	24,948	12/09/27	0.20%	1D FEDL01	Monthly	(176)
ICON PLC	Citibank N.A.	3,925	02/22/28	0.20%	1D OBFR01	Monthly	99
Idemitsu Kosan Co. Ltd.	Citibank N.A.	191,089	02/24/27	0.25%	1D P TONA	Monthly	(6,273)
Idex Corp.	Morgan Stanley & Co. International PLC	59,053	12/09/27	0.20%	1D FEDL01	Monthly	4,124
IDEXX Laboratories, Inc.	Morgan Stanley & Co. International PLC	143,071	12/09/27	0.20%	1D FEDL01	Monthly	(3,431)
IES Holdings, Inc.	Barclays Bank PLC	32,604	01/11/27	0.20%	1D OBFR01	Monthly	3,464
IGM Financial, Inc.	Goldman Sachs Bank USA	63,806	08/18/26	0.20%	1D CORRA	Monthly	2,204
IHI Corp.	Citibank N.A.	35,656	02/24/27	0.25%	1D P TONA	Monthly	(951)
Illinois Tool Works, Inc.	Citibank N.A.	47,275	02/22/28	0.20%	1D OBFR01	Monthly	(1,607)
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC	579,669	12/09/27	0.20%	1D FEDL01	Monthly	(19,013)
Illumina, Inc.	Barclays Bank PLC	192,618	01/11/27	0.20%	1D OBFR01	Monthly	(5,550)
IMI PLC	Citibank N.A.	159,310	11/11/26	0.25%	1D SONIA	Monthly	(2,311)
Imperial Brands PLC	Citibank N.A.	147,349	11/11/26	0.25%	1D SONIA	Monthly	1,354
Imperial Oil Ltd	Citibank N.A.	53,206	02/22/28	0.20%	1D CORRA	Monthly	3,324
Incyte Corp.	Barclays Bank PLC	152,111	01/11/27	0.20%	1D OBFR01	Monthly	(2,251)
Incyte Corp.	Citibank N.A.	96,835	02/22/28	0.20%	1D OBFR01	Monthly	(1,565)
Industria de Diseno Textil SA	Citibank N.A.	334,034	11/11/26	0.26%	1D ESTR	Monthly	(3,778)
Indutrade Ab	Goldman Sachs Bank USA	141,929	08/19/26	0.26%	1D STIBOR	Monthly	(18,420)
Informa PLC	Goldman Sachs Bank USA	215,628	08/19/26	0.25%	1D SONIA	Monthly	(4,781)
INFRONEER Holdings, Inc.	Citibank N.A.	130,067	02/24/27	0.25%	1D P TONA	Monthly	3,348
Ingredion, Inc.	Goldman Sachs Bank USA	36,256	08/18/26	0.20%	1D FEDL01	Monthly	(52)
Insmed, Inc.	Citibank N.A.	99,646	02/22/28	0.20%	1D OBFR01	Monthly	(5,306)
Insmed, Inc.	Citibank N.A.	40,888	02/22/28	0.20%	1D OBFR01	Monthly	(2,306)
Installed Building Products, Inc.	Citibank N.A.	24,801	02/22/28	0.20%	1D OBFR01	Monthly	(1,428)
Installed Building Products, Inc.	Morgan Stanley & Co. International PLC	214,551	12/09/27	0.20%	1D FEDL01	Monthly	(9,969)
Insulet Corp.	Goldman Sachs Bank USA	66,371	08/18/26	0.20%	1D FEDL01	Monthly	(8,360)
Intact Financial Corp.	Barclays Bank PLC	442,704	01/11/27	0.20%	CABROVER	Monthly	5,685
Intercontinental Exchange, Inc.	Citibank N.A.	4,765	02/22/28	0.20%	1D OBFR01	Monthly	(22)
InterContinental Hotels Group PLC	Goldman Sachs Bank USA	8,219	08/19/26	0.25%	1D FEDL01	Monthly	74
Interdigital, Inc.	Morgan Stanley & Co. International PLC	24,463	12/09/27	0.20%	1D FEDL01	Monthly	(5,186)
International Flavors & Fragrances, Inc.	Barclays Bank PLC	15,800	01/11/27	0.20%	1D OBFR01	Monthly	(215)
International Paper Co.	Goldman Sachs Bank USA	20,300	08/18/26	0.20%	1D FEDL01	Monthly	(3,386)
Intertek Group PLC	Citibank N.A.	544,535	11/11/26	0.25%	1D SONIA	Monthly	(24,810)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Intesa Sanpaolo SpA	Morgan Stanley & Co. International PLC	$1,573,866	12/09/27	0.26%	1D ESTR	Monthly	$16,813
Intl Business Machines Corp.	Citibank N.A.	110,063	02/22/28	0.20%	1D OBFR01	Monthly	(9,125)
Intl Business Machines Corp.	Goldman Sachs Bank USA	31,782	08/18/26	0.20%	1D FEDL01	Monthly	(137)
Intuit, Inc.	Goldman Sachs Bank USA	329,208	08/18/26	0.20%	1D FEDL01	Monthly	(1,314)
Intuit, Inc.	Morgan Stanley & Co. International PLC	99,927	12/09/27	0.20%	1D FEDL01	Monthly	(4,745)
Invesco Ltd.	Citibank N.A.	10,837	02/22/28	0.20%	1D OBFR01	Monthly	276
Invesco Ltd.	Goldman Sachs Bank USA	331,225	08/18/26	0.20%	1D FEDL01	Monthly	17,683
Ionis Pharmaceuticals, Inc.	Barclays Bank PLC	23,695	01/11/27	0.20%	1D OBFR01	Monthly	154
Ionis Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	204,400	12/09/27	0.20%	1D FEDL01	Monthly	592
Ipsen SA	Barclays Bank PLC	195,104	01/11/27	0.26%	1D ESTR	Monthly	8,172
IQVIA Holdings, Inc.	Goldman Sachs Bank USA	159,799	08/18/26	0.20%	1D FEDL01	Monthly	(12,832)
Israel Discount Bank Ltd.	Citibank N.A.	51,276	11/11/26	0.75%	SHIR	Monthly	(3,695)
ITOCHU Corp.	Citibank N.A.	101,343	02/24/27	0.25%	1D P TONA	Monthly	281
ITT, Inc.	Barclays Bank PLC	132,673	01/11/27	0.20%	1D OBFR01	Monthly	(1,497)
ITT, Inc.	Goldman Sachs Bank USA	374,974	08/18/26	0.20%	1D FEDL01	Monthly	(2,451)
ITT, Inc.	Goldman Sachs Bank USA	18,553	08/18/26	0.20%	1D FEDL01	Monthly	(120)
J Sainsbury PLC	Barclays Bank PLC	723,479	01/11/27	0.25%	1D SONIA	Monthly	(49,789)
Jabil, Inc.	Barclays Bank PLC	507,309	01/11/27	0.20%	1D OBFR01	Monthly	1,625
Jack Henry & Associates, Inc.	Morgan Stanley & Co. International PLC	148,193	12/09/27	0.20%	1D FEDL01	Monthly	(1,515)
Jacobs Solutions, Inc.	Citibank N.A.	884,198	02/22/28	0.20%	1D OBFR01	Monthly	13,519
Japan Airlines Co. Ltd.	Barclays Bank PLC	48,251	12/11/26	0.00%	1D P TONA	Monthly	(1,074)
Japan Post Holdings Co. Ltd.	Barclays Bank PLC	232,293	12/11/26	0.00%	1D P TONA	Monthly	1,968
Japan Tobacco, Inc.	Morgan Stanley & Co. International PLC	539,828	12/09/27	0.25%	1D P TONA	Monthly	15,267
Jardine Matheson Holdings Ltd	Morgan Stanley & Co. International PLC	110,220	12/09/27	0.30%	1D FEDL01	Monthly	(7,962)
Jazz Pharmaceuticals PLC	Goldman Sachs Bank USA	79,333	08/18/26	0.20%	1D FEDL01	Monthly	1,469
JB Hi-Fi Ltd.	Citibank N.A.	262,566	02/24/27	0.30%	1D AONIA	Monthly	1,534
JB Hunt Transport Services, Inc.	Morgan Stanley & Co. International PLC	23,221	12/09/27	0.20%	1D FEDL01	Monthly	423
Jefferies Financial Group, Inc.	Morgan Stanley & Co. International PLC	373,154	12/09/27	0.20%	1D FEDL01	Monthly	9,328
Jm Smucker Co./the	Citibank N.A.	148,380	02/22/28	0.20%	1D OBFR01	Monthly	3,567
Johnson & Johnson	Citibank N.A.	329,010	02/22/28	0.20%	1D OBFR01	Monthly	3,124
Johnson & Johnson	Morgan Stanley & Co. International PLC	133,012	12/09/27	0.20%	1D FEDL01	Monthly	1,910
Johnson Controls International PLC	Barclays Bank PLC	34,953	01/11/27	0.20%	1D OBFR01	Monthly	1,555
Johnson Controls International PLC	Goldman Sachs Bank USA	52,140	08/18/26	0.20%	1D FEDL01	Monthly	3,352
Johnson Matthey PLC	Citibank N.A.	153,638	11/11/26	0.25%	1D SONIA	Monthly	920
JPMorgan Chase & Co.	Goldman Sachs Bank USA	345,169	08/18/26	0.20%	1D FEDL01	Monthly	8,154
Kajima Corp.	Goldman Sachs Bank USA	625,435	08/19/26	0.25%	1D P TONA	Monthly	(91)
Kandenko Co. Ltd.	Citibank N.A.	77,315	02/24/27	0.25%	1D P TONA	Monthly	9,928
Kao Corp.	Citibank N.A.	647,684	02/24/27	0.25%	1D P TONA	Monthly	(17,908)
Kawasaki Kisen Kaisha Ltd	Barclays Bank PLC	103,191	12/11/26	0.00%	1D P TONA	Monthly	1,564
Kddi Corp.	Goldman Sachs Bank USA	19,823	08/19/26	0.25%	1D P TONA	Monthly	(186)
Keppel Ltd	Citibank N.A.	5,671	02/24/27	0.30%	SORA	Monthly	(535)
Keppel Reit	Citibank N.A.	0	02/24/27	0.00%	SORA	Monthly	46
Kerry Group PLC	Barclays Bank PLC	272,582	01/11/27	0.26%	1D ESTR	Monthly	18,613
KeyCorp.	Goldman Sachs Bank USA	23,511	08/18/26	0.20%	1D FEDL01	Monthly	589
KeyCorp.	Morgan Stanley & Co. International PLC	4,855	12/09/27	0.20%	1D FEDL01	Monthly	98
Keysight Technologies, Inc.	Goldman Sachs Bank USA	28,622	08/18/26	0.20%	1D FEDL01	Monthly	2,170

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Keysight Technologies, Inc.	Morgan Stanley & Co. International PLC	$64,033	12/09/27	0.20%	1D FEDL01	Monthly	$1,750
Kimberly Clark Corp.	Barclays Bank PLC	80,034	01/11/27	0.20%	1D OBFR01	Monthly	1,368
Kimberly Clark Corp.	Goldman Sachs Bank USA	20,318	08/18/26	0.20%	1D FEDL01	Monthly	352
Kinden Corp.	Citibank N.A.	58,135	02/24/27	0.25%	1D P TONA	Monthly	11,520
Kinder Morgan, Inc.	Barclays Bank PLC	76,412	01/11/27	0.20%	1D OBFR01	Monthly	1,621
Kinder Morgan, Inc.	Morgan Stanley & Co. International PLC	90,728	12/09/27	0.20%	1D FEDL01	Monthly	3,050
Kingfisher PLC	Morgan Stanley & Co. International PLC	183,848	12/09/27	0.25%	1D SONIA	Monthly	(2,050)
Kinross Gold Corp.	Barclays Bank PLC	558,958	01/11/27	0.20%	CABROVER	Monthly	(39,808)
Kinsale Capital Group, Inc.	Morgan Stanley & Co. International PLC	27,262	12/09/27	0.20%	1D FEDL01	Monthly	(2,020)
Kion Group Ag	Goldman Sachs Bank USA	194,271	08/19/26	0.26%	1D ESTR	Monthly	(7,322)
Kirby Corp.	Citibank N.A.	129,597	02/22/28	0.20%	1D OBFR01	Monthly	1,975
Kirby Corp.	Goldman Sachs Bank USA	40,846	08/18/26	0.20%	1D FEDL01	Monthly	1,305
KLA Corp.	Citibank N.A.	375,200	02/22/28	0.20%	1D OBFR01	Monthly	(14,628)
KLA Corp.	Morgan Stanley & Co. International PLC	76,107	12/09/27	0.20%	1D FEDL01	Monthly	(2,592)
Klepierre SA	Citibank N.A.	277,449	11/11/26	0.26%	1D ESTR	Monthly	(4,572)
Knight-Swift Transportation Holdings, Inc.	Barclays Bank PLC	4,499	01/11/27	0.20%	1D OBFR01	Monthly	(21)
Kobe Bussan Co. Ltd.	Citibank N.A.	41,664	02/24/27	0.25%	1D P TONA	Monthly	(1,400)
Kobe Steel Ltd	Morgan Stanley & Co. International PLC	64,691	12/09/27	0.25%	1D P TONA	Monthly	1,859
Kokusai Electric Corp.	Citibank N.A.	93,281	02/24/27	0.25%	1D P TONA	Monthly	(693)
Koninklijke Ahold Delhaize NV	Citibank N.A.	633,343	11/11/26	0.26%	1D ESTR	Monthly	(20,579)
Koninklijke Kpn Nv	Citibank N.A.	130,220	11/11/26	0.26%	1D ESTR	Monthly	(703)
Koninklijke Philips Nv	Barclays Bank PLC	400,533	01/11/27	0.26%	1D ESTR	Monthly	(22,381)
Kraft Heinz Co/the	Citibank N.A.	10,113	02/22/28	0.20%	1D OBFR01	Monthly	356
Kratos Defense & Security Solutions, Inc.	Barclays Bank PLC	3,705	01/11/27	0.20%	1D OBFR01	Monthly	(300)
Kroger Co./The	Goldman Sachs Bank USA	362,999	08/18/26	0.20%	1D FEDL01	Monthly	5,260
Kubota Corp.	Citibank N.A.	163,214	02/24/27	0.25%	1D P TONA	Monthly	(1,602)
L3harris Technologies, Inc.	Citibank N.A.	145,206	02/22/28	0.20%	1D OBFR01	Monthly	(958)
Labcorp Holdings, Inc.	Morgan Stanley & Co. International PLC	48,254	12/09/27	0.20%	1D FEDL01	Monthly	(2,800)
Lam Research Corp.	Goldman Sachs Bank USA	872,698	08/18/26	0.20%	1D FEDL01	Monthly	(11,961)
Lam Research Corp.	Morgan Stanley & Co. International PLC	193,131	12/09/27	0.20%	1D FEDL01	Monthly	(2,830)
Lamar Advertising Co.	Morgan Stanley & Co. International PLC	6,203	12/09/27	0.20%	1D FEDL01	Monthly	—
Landstar System, Inc.	Goldman Sachs Bank USA	100,702	08/18/26	0.20%	1D FEDL01	Monthly	7,899
Las Vegas Sands Corp.	Citibank N.A.	156,849	02/22/28	0.20%	1D OBFR01	Monthly	(6,180)
Las Vegas Sands Corp.	Goldman Sachs Bank USA	22,448	08/18/26	0.20%	1D FEDL01	Monthly	(658)
Lattice Semiconductor Corp.	Citibank N.A.	13,986	02/22/28	0.20%	1D OBFR01	Monthly	809
Lazard, Inc.	Citibank N.A.	32,665	02/22/28	0.20%	1D OBFR01	Monthly	751
Lear Corp.	Citibank N.A.	11,014	02/22/28	0.20%	1D OBFR01	Monthly	(81)
Leg Immobilien Se	Citibank N.A.	13,991	11/11/26	0.26%	1D ESTR	Monthly	(379)
Legal and General Group PLC	Morgan Stanley & Co. International PLC	491,969	12/09/27	0.25%	1D SONIA	Monthly	(28,000)
Legrand Sa	Goldman Sachs Bank USA	29,002	08/19/26	0.18%	1D ESTR	Monthly	560
Leidos Holdings, Inc.	Goldman Sachs Bank USA	365,563	08/18/26	0.20%	1D FEDL01	Monthly	(17,582)
Lennar Corp.	Barclays Bank PLC	92,080	01/11/27	0.20%	1D OBFR01	Monthly	(2,954)
Lennar Corp.	Goldman Sachs Bank USA	301,402	08/18/26	0.20%	1D FEDL01	Monthly	3,722
Lennox International, Inc.	Morgan Stanley & Co. International PLC	26,447	12/09/27	0.20%	1D FEDL01	Monthly	2,437
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Leonardo Drs, Inc.	Morgan Stanley & Co. International PLC	$58,688	12/09/27	0.20%	1D FEDL01	Monthly	$(2,009)
Leonardo Spa	Goldman Sachs Bank USA	22,013	08/19/26	0.26%	1D ESTR	Monthly	(781)
Levi Strauss & Co.	Citibank N.A.	55,202	02/22/28	0.20%	1D OBFR01	Monthly	(1,306)
Lincoln Electric Holdings, Inc.	Citibank N.A.	31,294	02/22/28	0.20%	1D OBFR01	Monthly	771
Linde PLC	Goldman Sachs Bank USA	19,918	08/18/26	0.20%	1D FEDL01	Monthly	128
Link Reit	Goldman Sachs Bank USA	149,504	08/19/26	0.30%	HONIA	Monthly	3,065
Lithia Motors, Inc.	Goldman Sachs Bank USA	81,010	08/18/26	0.20%	1D FEDL01	Monthly	4,285
Littelfuse, Inc.	Citibank N.A.	23,033	02/22/28	0.20%	1D OBFR01	Monthly	408
Littelfuse, Inc.	Goldman Sachs Bank USA	39,676	08/18/26	0.20%	1D FEDL01	Monthly	1,146
LKQ Corp.	Citibank N.A.	34,785	02/22/28	0.20%	1D OBFR01	Monthly	269
LKQ Corp.	Citibank N.A.	39,006	02/22/28	0.20%	1D OBFR01	Monthly	532
Lloyds Banking Group PLC	Goldman Sachs Bank USA	75,903	08/19/26	0.25%	1D SONIA	Monthly	(1,646)
Loblaw Companies Ltd.	Citibank N.A.	144,577	02/22/28	0.20%	1D CORRA	Monthly	1,284
Lockheed Martin Corp.	Barclays Bank PLC	89,838	01/11/27	0.20%	1D OBFR01	Monthly	(3,855)
Lockheed Martin Corp.	Morgan Stanley & Co. International PLC	793,286	12/09/27	0.20%	1D FEDL01	Monthly	(39,122)
Logitech International SA	Citibank N.A.	92,101	11/11/26	0.02%	SSARON	Monthly	(299)
Lonza Group AG	Citibank N.A.	27,304	11/11/26	0.26%	SSARON	Monthly	(252)
L'Oreal SA	Morgan Stanley & Co. International PLC	151,775	12/09/27	0.26%	1D ESTR	Monthly	8,872
Louisiana Pacific Corp.	Barclays Bank PLC	9,565	01/11/27	0.20%	1D OBFR01	Monthly	(181)
Louisiana Pacific Corp.	Morgan Stanley & Co. International PLC	122,754	12/09/27	0.20%	1D FEDL01	Monthly	(2,052)
Lululemon Athletica, Inc.	Morgan Stanley & Co. International PLC	150,217	12/09/27	0.20%	1D FEDL01	Monthly	(18,439)
Lumentum Holdings, Inc.	Goldman Sachs Bank USA	252,543	08/18/26	0.20%	1D FEDL01	Monthly	20,860
Lundin Gold, Inc.	Barclays Bank PLC	234,006	01/11/27	0.20%	CABROVER	Monthly	(32,588)
LVMH Moet Hennessy Louis Vuitton SE	Morgan Stanley & Co. International PLC	61,259	12/09/27	0.26%	1D ESTR	Monthly	175
LY Corp.	Morgan Stanley & Co. International PLC	114,830	12/09/27	0.25%	1D P TONA	Monthly	(4,097)
LyondellBasell Industries NV	Citibank N.A.	475,025	02/22/28	0.20%	1D OBFR01	Monthly	15,395
LyondellBasell Industries NV	Goldman Sachs Bank USA	82,125	08/18/26	0.20%	1D FEDL01	Monthly	1,651
M &T Bank Corp.	Morgan Stanley & Co. International PLC	146,878	12/09/27	0.20%	1D FEDL01	Monthly	1,134
M and G PLC	Barclays Bank PLC	57,672	01/11/27	0.25%	1D SONIA	Monthly	1,799
MACOM Technology Solutions Holdings, Inc.	Goldman Sachs Bank USA	28,205	08/18/26	0.20%	1D FEDL01	Monthly	2,209
Macquarie Group Ltd	Morgan Stanley & Co. International PLC	721,549	12/09/27	0.29%	1D AONIA	Monthly	20,078
Madrigal Pharmaceuticals, Inc.	Citibank N.A.	9,525	02/22/28	0.20%	1D OBFR01	Monthly	(212)
Madrigal Pharmaceuticals, Inc.	Citibank N.A.	45,811	02/22/28	0.20%	1D OBFR01	Monthly	(798)
Magna International, Inc.	Goldman Sachs Bank USA	666,313	08/18/26	0.20%	1D CORRA	Monthly	72,905
Magnolia Oil & Gas Corp.	Goldman Sachs Bank USA	66,726	08/18/26	0.20%	1D FEDL01	Monthly	4,852
Manhattan Associates, Inc.	Morgan Stanley & Co. International PLC	135,514	12/09/27	0.20%	1D FEDL01	Monthly	(4,518)
Manulife Financial Corp.	Barclays Bank PLC	261,665	01/11/27	0.20%	CABROVER	Monthly	4,176
Mara Holdings, Inc.	Citibank N.A.	52,060	02/22/28	0.20%	1D OBFR01	Monthly	660
Marathon Petroleum Corp.	Morgan Stanley & Co. International PLC	842,413	12/09/27	0.20%	1D FEDL01	Monthly	87,681
Markel Group, Inc.	Goldman Sachs Bank USA	281,439	08/18/26	0.20%	1D FEDL01	Monthly	(24,430)
Marketaxess Holdings, Inc.	Barclays Bank PLC	72,772	01/11/27	0.20%	1D OBFR01	Monthly	(2,037)
Marsh & McLennan Cos, Inc.	Citibank N.A.	38,610	02/22/28	0.20%	1D OBFR01	Monthly	(1,714)
Martin Marietta Materials, Inc.	Goldman Sachs Bank USA	32,028	08/18/26	0.20%	1D FEDL01	Monthly	163
Marvell Technology, Inc.	Citibank N.A.	64,673	02/22/28	0.20%	1D OBFR01	Monthly	2,873
Marvell Technology, Inc.	Goldman Sachs Bank USA	31,362	08/18/26	0.20%	1D FEDL01	Monthly	7,118

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Masco Corp.	Morgan Stanley & Co. International PLC	$40,678	12/09/27	0.20%	1D FEDL01	Monthly	$(1,177)
Mastec, Inc.	Citibank N.A.	476,142	02/22/28	0.20%	1D OBFR01	Monthly	21,937
Mastercard, Inc.	Barclays Bank PLC	109,684	01/11/27	0.20%	1D OBFR01	Monthly	(1,557)
Mastercard, Inc.	Goldman Sachs Bank USA	31,198	08/18/26	0.20%	1D FEDL01	Monthly	(1,022)
Match Group, Inc.	Goldman Sachs Bank USA	49,398	08/18/26	0.20%	1D FEDL01	Monthly	4,150
Mcdonald's Corp.	Morgan Stanley & Co. International PLC	139,640	12/09/27	0.20%	1D FEDL01	Monthly	(2,240)
Mckesson Corp.	Barclays Bank PLC	477,092	01/11/27	0.20%	1D OBFR01	Monthly	(6,721)
Mckesson Corp.	Barclays Bank PLC	81,178	01/11/27	0.20%	1D OBFR01	Monthly	(1,289)
Medpace Holdings, Inc.	Barclays Bank PLC	237,959	01/11/27	0.20%	1D OBFR01	Monthly	(42,026)
Medtronic PLC	Citibank N.A.	272,810	02/22/28	0.20%	1D OBFR01	Monthly	(5,690)
Meiji Holdings Co. Ltd.	Barclays Bank PLC	89,405	12/11/26	0.00%	1D P TONA	Monthly	787
Mercadolibre, Inc.	Barclays Bank PLC	441,052	01/11/27	0.20%	1D OBFR01	Monthly	(16,199)
Mercedes-Benz Group AG	Citibank N.A.	12,801	11/11/26	0.26%	1D ESTR	Monthly	(35)
Merck & Co, Inc.	Citibank N.A.	194,171	02/22/28	0.20%	1D OBFR01	Monthly	(6,381)
Merck Kgaa	Citibank N.A.	251,439	11/11/26	0.26%	1D ESTR	Monthly	(5,543)
Meritage Homes Corp.	Citibank N.A.	101,760	02/22/28	0.20%	1D OBFR01	Monthly	(2,029)
Meta Platforms, Inc.	Barclays Bank PLC	78,875	01/11/27	0.20%	1D OBFR01	Monthly	(7,281)
Metlife, Inc.	Barclays Bank PLC	787,599	01/11/27	0.20%	1D OBFR01	Monthly	29,902
Mettler-Toledo International, Inc.	Citibank N.A.	49,783	02/22/28	0.20%	1D OBFR01	Monthly	(1,271)
Mettler-Toledo International, Inc.	Goldman Sachs Bank USA	422,683	08/18/26	0.20%	1D FEDL01	Monthly	(9,061)
MGIC Investment Corp.	Barclays Bank PLC	52,509	01/11/27	0.20%	1D OBFR01	Monthly	(3,150)
Microchip Technology, Inc.	Citibank N.A.	273,738	02/22/28	0.20%	1D OBFR01	Monthly	20,508
Microchip Technology, Inc.	Goldman Sachs Bank USA	147,863	08/18/26	0.20%	1D FEDL01	Monthly	36,564
Micron Technology, Inc.	Barclays Bank PLC	51,440	01/11/27	0.20%	1D OBFR01	Monthly	2,345
Micron Technology, Inc.	Morgan Stanley & Co. International PLC	285,663	12/09/27	0.20%	1D FEDL01	Monthly	17,392
Microsoft Corp.	Citibank N.A.	236,792	02/22/28	0.20%	1D OBFR01	Monthly	(13,328)
Microsoft Corp.	Morgan Stanley & Co. International PLC	104,953	12/09/27	0.20%	1D FEDL01	Monthly	(3,416)
Middleby Corp.	Citibank N.A.	13,580	02/22/28	0.20%	1D OBFR01	Monthly	(246)
Millicom International Cellular Sa	Citibank N.A.	176,029	02/22/28	0.20%	1D OBFR01	Monthly	3,662
Mineral Resources Ltd	Goldman Sachs Bank USA	208,882	08/19/26	0.30%	1D AONIA	Monthly	24,351
Mirum Pharmaceuticals, Inc.	Goldman Sachs Bank USA	20,077	08/18/26	0.20%	1D FEDL01	Monthly	455
Mirvac Group	Barclays Bank PLC	245,654	12/11/26	0.00%	1D AONIA	Monthly	(8,830)
Mitsubishi Corp.	Goldman Sachs Bank USA	139,257	08/19/26	0.25%	1D P TONA	Monthly	1,660
Mitsubishi Electric Corp.	Goldman Sachs Bank USA	48,253	08/19/26	0.25%	1D P TONA	Monthly	3,917
Mitsubishi Gas Chemical Co, Inc.	Citibank N.A.	27,652	02/24/27	0.25%	1D P TONA	Monthly	503
Mitsubishi Hc Capital, Inc.	Goldman Sachs Bank USA	7,196	08/19/26	0.25%	1D P TONA	Monthly	70
Mitsubishi Heavy Industries Ltd.	Barclays Bank PLC	775,344	12/11/26	0.00%	1D P TONA	Monthly	27,511
Mitsubishi Materials Corp.	Citibank N.A.	3,461	02/24/27	0.25%	1D P TONA	Monthly	(166)
Mitsubishi UFJ Financial Group, Inc.	Citibank N.A.	154,932	02/24/27	0.25%	1D P TONA	Monthly	1,345
Mitsui Chemicals, Inc.	Citibank N.A.	181,664	02/24/27	0.25%	1D P TONA	Monthly	(3,557)
Mitsui Fudosan Co. Ltd.	Barclays Bank PLC	811,127	12/11/26	0.00%	1D P TONA	Monthly	(1,773)
Mitsui Osk Lines Ltd	Goldman Sachs Bank USA	3,833	08/19/26	0.25%	1D P TONA	Monthly	(55)
MKS, Inc.	Citibank N.A.	27,845	02/22/28	0.20%	1D OBFR01	Monthly	530
MKS, Inc.	Goldman Sachs Bank USA	380,931	08/18/26	0.20%	1D FEDL01	Monthly	18,589
Mobileye Global, Inc.	Citibank N.A.	24,119	02/22/28	0.20%	1D OBFR01	Monthly	2,412
Modec, Inc.	Goldman Sachs Bank USA	44,777	08/19/26	0.25%	1D P TONA	Monthly	(3,436)
Moderna, Inc.	Barclays Bank PLC	145,060	01/11/27	0.20%	1D OBFR01	Monthly	(25,203)
Moelis & Co.	Goldman Sachs Bank USA	221,840	08/18/26	0.20%	1D FEDL01	Monthly	(4,404)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Molson Coors Beverage Co.	Goldman Sachs Bank USA	$106,157	08/18/26	0.20%	1D FEDL01	Monthly	$(1,486)
Monday.com Ltd.	Goldman Sachs Bank USA	6,281	08/18/26	0.20%	1D FEDL01	Monthly	42
MongoDB, Inc.	Barclays Bank PLC	88,668	01/11/27	0.20%	1D OBFR01	Monthly	(5,141)
Monolithic Power Systems, Inc.	Barclays Bank PLC	47,183	01/11/27	0.20%	1D OBFR01	Monthly	2,863
Monster Beverage Corp.	Barclays Bank PLC	131,849	01/11/27	0.20%	1D OBFR01	Monthly	1,944
Monster Beverage Corp.	Morgan Stanley & Co. International PLC	14,734	12/09/27	0.20%	1D FEDL01	Monthly	217
Moody S Corp.	Morgan Stanley & Co. International PLC	101,312	12/09/27	0.20%	1D FEDL01	Monthly	(628)
Morgan Stanley	Goldman Sachs Bank USA	1,358,282	08/18/26	0.20%	1D FEDL01	Monthly	(1,472)
Morningstar, Inc.	Barclays Bank PLC	37,418	01/11/27	0.20%	1D OBFR01	Monthly	(3,507)
Motorola Solutions, Inc.	Barclays Bank PLC	709,563	01/11/27	0.20%	1D OBFR01	Monthly	(2,285)
Motorola Solutions, Inc.	Morgan Stanley & Co. International PLC	174,204	12/09/27	0.20%	1D FEDL01	Monthly	91
Mowi Asa	Goldman Sachs Bank USA	132,418	08/19/26	0.26%	NOWA	Monthly	(1,824)
MP Materials Corp.	Citibank N.A.	23,317	02/22/28	0.20%	1D OBFR01	Monthly	(1,062)
MSCI, Inc.	Morgan Stanley & Co. International PLC	51,075	12/09/27	0.20%	1D FEDL01	Monthly	(1,397)
Mueller Industries, Inc.	Citibank N.A.	12,954	02/22/28	0.20%	1D OBFR01	Monthly	47
Murata Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	1,095,570	12/09/27	0.25%	1D P TONA	Monthly	61,862
Murphy Oil Corp.	Goldman Sachs Bank USA	24,575	08/18/26	0.20%	1D FEDL01	Monthly	2,276
MYR Group, Inc.	Goldman Sachs Bank USA	33,020	08/18/26	0.20%	1D FEDL01	Monthly	7,056
Nasdaq, Inc.	Morgan Stanley & Co. International PLC	37,139	12/09/27	0.20%	1D FEDL01	Monthly	2,382
Natera, Inc.	Citibank N.A.	64,204	02/22/28	0.20%	1D OBFR01	Monthly	(501)
Naturgy Energy Group Sa	Goldman Sachs Bank USA	359,388	08/19/26	0.26%	1D ESTR	Monthly	(2,842)
Natwest Group PLC	Citibank N.A.	798,340	11/11/26	0.25%	1D SONIA	Monthly	(5,650)
Navitas Semiconductor Corp.	Citibank N.A.	14,388	02/22/28	0.20%	1D OBFR01	Monthly	(1,535)
NEC Corp.	Citibank N.A.	1,234,642	02/24/27	0.25%	1D P TONA	Monthly	(96,162)
Nemetschek Se	Morgan Stanley & Co. International PLC	93,584	12/09/27	0.26%	1D ESTR	Monthly	(7,148)
Nestle SA	Goldman Sachs Bank USA	240,074	08/19/26	0.26%	SSARON	Monthly	(1,857)
Netapp, Inc.	Citibank N.A.	81,538	02/22/28	0.20%	1D OBFR01	Monthly	653
Netapp, Inc.	Citibank N.A.	169,790	02/22/28	0.20%	1D OBFR01	Monthly	(90)
Netflix, Inc.	Barclays Bank PLC	70,583	01/11/27	0.20%	1D OBFR01	Monthly	280
Neurocrine Biosciences, Inc.	Citibank N.A.	182,641	02/22/28	0.20%	1D OBFR01	Monthly	907
New York Times Co./The	Citibank N.A.	107,283	02/22/28	0.20%	1D OBFR01	Monthly	(1,699)
Newmarket Corp.	Goldman Sachs Bank USA	57,086	08/18/26	0.20%	1D FEDL01	Monthly	3,044
Newmont Corp.	Barclays Bank PLC	79,525	01/11/27	0.20%	1D OBFR01	Monthly	(540)
Newmont Corp.	Citibank N.A.	1,011,461	02/22/28	0.20%	1D OBFR01	Monthly	(8,208)
News Corp.	Barclays Bank PLC	82,077	01/11/27	0.20%	1D OBFR01	Monthly	(853)
Nexans Sa	Goldman Sachs Bank USA	96,304	08/19/26	0.18%	1D ESTR	Monthly	15,875
Next PLC	Citibank N.A.	212,436	11/11/26	0.25%	1D SONIA	Monthly	(5,415)
Nextpower, Inc.	Goldman Sachs Bank USA	3,854	08/18/26	0.20%	1D FEDL01	Monthly	315
NGK Corp.	Citibank N.A.	340,608	02/24/27	0.25%	1D P TONA	Monthly	36,152
Nh Foods Ltd	Morgan Stanley & Co. International PLC	439,182	12/09/27	0.25%	1D P TONA	Monthly	(10,680)
Nidec Corp.	Citibank N.A.	60,510	02/24/27	0.25%	1D P TONA	Monthly	(435)
NIKE, Inc.	Morgan Stanley & Co. International PLC	12,242	12/09/27	0.20%	1D FEDL01	Monthly	(354)
NIKE, Inc.	Morgan Stanley & Co. International PLC	168,989	12/09/27	0.20%	1D FEDL01	Monthly	(4,015)
Nintendo Co. Ltd.	Citibank N.A.	86,483	02/24/27	0.25%	1D P TONA	Monthly	(3,321)
Nippon Electric Glass Co. Ltd.	Goldman Sachs Bank USA	279,391	08/19/26	0.25%	1D P TONA	Monthly	33,824
NiSource, Inc.	Citibank N.A.	114,653	02/22/28	0.20%	1D OBFR01	Monthly	1,412
Nissan Chemical Corp.	Citibank N.A.	96,889	02/24/27	0.25%	1D P TONA	Monthly	2,562

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Nitto Denko Corp.	Citibank N.A.	$586,695	02/24/27	0.25%	1D P TONA	Monthly	$(63,638)
Nitto Denko Corp.	Goldman Sachs Bank USA	226,437	08/19/26	0.25%	1D P TONA	Monthly	(17,214)
Nn Group Nv	Morgan Stanley & Co. International PLC	298,974	12/09/27	0.26%	1D ESTR	Monthly	3,631
NNN REIT, Inc.	Morgan Stanley & Co. International PLC	201,880	12/09/27	0.20%	1D FEDL01	Monthly	605
Noble Corp PLC	Goldman Sachs Bank USA	83,270	08/18/26	0.20%	1D FEDL01	Monthly	6,339
Nokia Oyj	Citibank N.A.	60,855	11/11/26	0.26%	1D ESTR	Monthly	16,566
Nomura Holdings, Inc.	Citibank N.A.	141,699	02/24/27	0.25%	1D P TONA	Monthly	(7,935)
Nomura Real Estate Holdings, Inc.	Citibank N.A.	231,058	02/24/27	0.25%	1D P TONA	Monthly	3,163
Nomura Research Institute Ltd.	Goldman Sachs Bank USA	559,440	08/19/26	0.25%	1D P TONA	Monthly	(73,625)
Nordex Se	Morgan Stanley & Co. International PLC	392,170	12/09/27	0.26%	1D ESTR	Monthly	30,309
Nordson Corp.	Citibank N.A.	60,920	02/22/28	0.20%	1D OBFR01	Monthly	1,962
Nordson Corp.	Morgan Stanley & Co. International PLC	19,404	12/09/27	0.20%	1D FEDL01	Monthly	211
Northland Power, Inc.	Citibank N.A.	280,196	02/22/28	0.20%	1D CORRA	Monthly	5,504
Northrop Grumman Corp.	Barclays Bank PLC	14,151	01/11/27	0.20%	1D OBFR01	Monthly	(243)
Northrop Grumman Corp.	Morgan Stanley & Co. International PLC	405,605	12/09/27	0.20%	1D FEDL01	Monthly	(5,763)
Nov, Inc.	Citibank N.A.	5,575	02/22/28	0.20%	1D OBFR01	Monthly	195
Nova Ltd	Barclays Bank PLC	82,858	01/11/27	0.20%	1D OBFR01	Monthly	(3,290)
NRG Energy, Inc.	Morgan Stanley & Co. International PLC	172,914	12/09/27	0.20%	1D FEDL01	Monthly	3,047
Nsk Ltd	Citibank N.A.	104,766	02/24/27	0.25%	1D P TONA	Monthly	5,698
Nucor Corp.	Morgan Stanley & Co. International PLC	125,771	12/09/27	0.20%	1D FEDL01	Monthly	6,475
nVent Electric PLC	Barclays Bank PLC	312,910	01/11/27	0.20%	1D OBFR01	Monthly	6,043
nVent Electric PLC	Morgan Stanley & Co. International PLC	15,835	12/09/27	0.20%	1D FEDL01	Monthly	313
NVIDIA Corp.	Barclays Bank PLC	134,136	01/11/27	0.20%	1D OBFR01	Monthly	(2,420)
NVIDIA Corp.	Citibank N.A.	147,622	02/22/28	0.20%	1D OBFR01	Monthly	(2,136)
NVR, Inc.	Barclays Bank PLC	39,665	01/11/27	0.20%	1D OBFR01	Monthly	(1,769)
NVR, Inc.	Morgan Stanley & Co. International PLC	514,077	12/09/27	0.20%	1D FEDL01	Monthly	(21,439)
Nxp Semiconductors Nv	Citibank N.A.	263,192	02/22/28	0.20%	1D OBFR01	Monthly	44,490
O Reilly Automotive, Inc.	Barclays Bank PLC	44,988	01/11/27	0.20%	1D OBFR01	Monthly	2,625
O Reilly Automotive, Inc.	Citibank N.A.	234,652	02/22/28	0.20%	1D OBFR01	Monthly	11,562
Obayashi Corp.	Morgan Stanley & Co. International PLC	766,090	12/09/27	0.25%	1D P TONA	Monthly	7,411
Oji Holdings Corp.	Citibank N.A.	17,481	02/24/27	0.25%	1D P TONA	Monthly	(131)
Old Dominion Freight Line, Inc.	Barclays Bank PLC	188,011	01/11/27	0.20%	1D OBFR01	Monthly	(5,746)
Old Dominion Freight Line, Inc.	Morgan Stanley & Co. International PLC	17,016	12/09/27	0.20%	1D FEDL01	Monthly	(234)
Old Republic Intl Corp.	Goldman Sachs Bank USA	161,086	08/18/26	0.20%	1D FEDL01	Monthly	(5,001)
Ollie's Bargain Outlet Holdings, Inc.	Barclays Bank PLC	130,923	01/11/27	0.20%	1D OBFR01	Monthly	(3,148)
Ollie's Bargain Outlet Holdings, Inc.	Citibank N.A.	37,599	02/22/28	0.20%	1D OBFR01	Monthly	(832)
Omega Healthcare Investors, Inc.	Barclays Bank PLC	42,245	01/11/27	0.20%	1D OBFR01	Monthly	1,390
Omnicom Group, Inc.	Goldman Sachs Bank USA	44,711	08/18/26	0.20%	1D FEDL01	Monthly	(136)
Omnicom Group, Inc.	Goldman Sachs Bank USA	49,917	08/18/26	0.20%	1D FEDL01	Monthly	(433)
Omv Ag	Goldman Sachs Bank USA	33,832	08/19/26	0.26%	1D ESTR	Monthly	545
ON Semiconductor Corp.	Goldman Sachs Bank USA	10,140	08/18/26	0.20%	1D FEDL01	Monthly	3,973
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
OneMain Holdings, Inc.	Goldman Sachs Bank USA	$11,283	08/18/26	0.20%	1D FEDL01	Monthly	$118
ONEOK, Inc.	Barclays Bank PLC	60,328	01/11/27	0.20%	1D OBFR01	Monthly	4,486
Ono Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	597,288	12/09/27	0.25%	1D P TONA	Monthly	(1,245)
Onto Innovation, Inc.	Citibank N.A.	36,275	02/22/28	0.20%	1D OBFR01	Monthly	(278)
Onto Innovation, Inc.	Morgan Stanley & Co. International PLC	101,329	12/09/27	0.20%	1D FEDL01	Monthly	(419)
OR Royalties, Inc.	Goldman Sachs Bank USA	135,845	08/18/26	0.20%	1D CORRA	Monthly	(11,797)
Oracle Corp Japan	Citibank N.A.	6,164	02/24/27	0.25%	1D P TONA	Monthly	(643)
Oracle Corp.	Citibank N.A.	10,125	02/22/28	0.20%	1D OBFR01	Monthly	(1,410)
Orica Ltd	Citibank N.A.	355,478	02/24/27	0.30%	1D AONIA	Monthly	3,474
Oshkosh Corp.	Morgan Stanley & Co. International PLC	17,214	12/09/27	0.20%	1D FEDL01	Monthly	916
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	152,253	12/09/27	0.20%	1D FEDL01	Monthly	158
Otis Worldwide Corp.	Morgan Stanley & Co. International PLC	29,049	12/09/27	0.20%	1D FEDL01	Monthly	—
Otsuka Corp.	Barclays Bank PLC	147,475	12/11/26	0.00%	1D P TONA	Monthly	(10,470)
Owens Corning	Citibank N.A.	78,766	02/22/28	0.20%	1D OBFR01	Monthly	295
Owens Corning	Citibank N.A.	17,695	02/22/28	0.20%	1D OBFR01	Monthly	66
PACCAR, Inc.	Barclays Bank PLC	6,514	01/11/27	0.20%	1D OBFR01	Monthly	(336)
Packaging Corp Of America	Morgan Stanley & Co. International PLC	106,930	12/09/27	0.20%	1D FEDL01	Monthly	4,277
Palantir Technologies, Inc.	Citibank N.A.	7,936	02/22/28	0.20%	1D OBFR01	Monthly	(703)
Pan American Silver Corp.	Goldman Sachs Bank USA	209,449	08/18/26	0.20%	1D CORRA	Monthly	(17,823)
Pan Pacific International Holdings Corp.	Barclays Bank PLC	197,959	12/11/26	0.00%	1D P TONA	Monthly	(13,007)
Pandora A/s	Citibank N.A.	73,561	11/11/26	0.26%	DESTR	Monthly	(2,332)
Parker Hannifin Corp.	Goldman Sachs Bank USA	14,456	08/18/26	0.20%	1D FEDL01	Monthly	(815)
Parker Hannifin Corp.	Morgan Stanley & Co. International PLC	1,127,231	12/09/27	0.20%	1D FEDL01	Monthly	(50,477)
Paychex, Inc.	Citibank N.A.	292,768	02/22/28	0.20%	1D OBFR01	Monthly	(2,003)
Pearson PLC	Barclays Bank PLC	137,164	01/11/27	0.25%	1D SONIA	Monthly	(1,813)
Pegasystems, Inc.	Goldman Sachs Bank USA	14,883	08/18/26	0.20%	1D FEDL01	Monthly	(885)
Pembina Pipeline Corp.	Citibank N.A.	172,427	02/22/28	0.20%	1D CORRA	Monthly	8,695
Penske Automotive Group, Inc.	Morgan Stanley & Co. International PLC	96,639	12/09/27	0.20%	1D FEDL01	Monthly	7,302
Pentair PLC	Barclays Bank PLC	6,606	01/11/27	0.20%	1D OBFR01	Monthly	(795)
Pentair PLC	Citibank N.A.	40,051	02/22/28	0.20%	1D OBFR01	Monthly	(3,974)
Penta-Ocean Construction C.o Ltd.	Citibank N.A.	30,592	02/24/27	0.25%	1D P TONA	Monthly	1,900
Permian Resources Corp.	Morgan Stanley & Co. International PLC	110,825	12/09/27	0.20%	1D FEDL01	Monthly	7,090
Pfizer, Inc.	Citibank N.A.	228,389	02/22/28	0.20%	1D OBFR01	Monthly	(50)
Pfizer, Inc.	Morgan Stanley & Co. International PLC	101,838	12/09/27	0.20%	1D FEDL01	Monthly	(378)
PG&E Corp.	Morgan Stanley & Co. International PLC	329,367	12/09/27	0.20%	1D FEDL01	Monthly	(1,654)
Phillips 66	Barclays Bank PLC	55,906	01/11/27	0.20%	1D OBFR01	Monthly	6,438
Phillips 66	Goldman Sachs Bank USA	330,180	08/18/26	0.20%	1D FEDL01	Monthly	31,882
PJT Partners, Inc.	Citibank N.A.	89,501	02/22/28	0.20%	1D OBFR01	Monthly	(2,134)
Planet Fitness, Inc.	Goldman Sachs Bank USA	254,258	08/18/26	0.20%	1D FEDL01	Monthly	(15,379)
Pls Group Ltd	Goldman Sachs Bank USA	58,449	08/19/26	0.30%	1D AONIA	Monthly	8,568
Pool Corp.	Citibank N.A.	406,004	02/22/28	0.20%	1D OBFR01	Monthly	(32,481)
Pool Corp.	Citibank N.A.	85,490	02/22/28	0.20%	1D OBFR01	Monthly	(7,629)
Popular, Inc.	Citibank N.A.	80,454	02/22/28	0.20%	1D OBFR01	Monthly	1,025
Portland General Electric Co.	Citibank N.A.	73,536	02/22/28	0.20%	1D OBFR01	Monthly	2,126

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Poste Italiane Spa	Morgan Stanley & Co. International PLC	$491,986	12/09/27	0.26%	1D ESTR	Monthly	$4,598
Power Corp Of Canada	Goldman Sachs Bank USA	97,662	08/18/26	0.20%	1D CORRA	Monthly	2,255
PPG Industries, Inc.	Goldman Sachs Bank USA	71,270	08/18/26	0.20%	1D FEDL01	Monthly	15
PPG Industries, Inc.	Morgan Stanley & Co. International PLC	56,170	12/09/27	0.20%	1D FEDL01	Monthly	(1,595)
Principal Financial Group, Inc.	Citibank N.A.	135,525	02/22/28	0.20%	1D OBFR01	Monthly	4,841
Principal Financial Group, Inc.	Morgan Stanley & Co. International PLC	82,670	12/09/27	0.20%	1D FEDL01	Monthly	2,599
Procore Technologies, Inc.	Citibank N.A.	59,863	02/22/28	0.20%	1D OBFR01	Monthly	(284)
Procter & Gamble Co./The	Morgan Stanley & Co. International PLC	447,467	12/09/27	0.20%	1D FEDL01	Monthly	12,043
Progressive Corp.	Barclays Bank PLC	174,412	01/11/27	0.20%	1D OBFR01	Monthly	(1,110)
Prologis, Inc.	Barclays Bank PLC	84,981	01/11/27	0.20%	1D OBFR01	Monthly	657
Prudential Financial, Inc.	Citibank N.A.	393,010	02/22/28	0.20%	1D OBFR01	Monthly	12,773
Prudential PLC	Citibank N.A.	95,905	11/11/26	0.25%	1D SONIA	Monthly	(1,208)
Prysmian Spa	Citibank N.A.	179,616	11/11/26	0.26%	1D ESTR	Monthly	11,890
PTC Therapeutics, Inc.	Goldman Sachs Bank USA	135,240	08/18/26	0.20%	1D FEDL01	Monthly	(13,058)
PTC, Inc.	Goldman Sachs Bank USA	64,450	08/18/26	0.20%	1D FEDL01	Monthly	(252)
Public Service Enterprise Group, Inc.	Citibank N.A.	260,400	02/22/28	0.20%	1D OBFR01	Monthly	6,057
Publicis Groupe SA	Goldman Sachs Bank USA	626,451	08/19/26	0.05%	1D ESTR	Monthly	6,119
Pultegroup, Inc.	Citibank N.A.	17,450	02/22/28	0.20%	1D OBFR01	Monthly	(442)
Pultegroup, Inc.	Citibank N.A.	27,170	02/22/28	0.20%	1D OBFR01	Monthly	(1,108)
Qantas Airways Ltd	Morgan Stanley & Co. International PLC	64,019	12/09/27	0.29%	1D AONIA	Monthly	(2,722)
QIAGEN NV	Barclays Bank PLC	214,738	01/11/27	0.20%	1D OBFR01	Monthly	(25,344)
QIAGEN NV	Citibank N.A.	38,707	11/11/26	0.26%	1D ESTR	Monthly	(2,958)
QIAGEN NV	Goldman Sachs Bank USA	170,113	08/18/26	0.20%	1D FEDL01	Monthly	(28,023)
QUALCOMM, Inc.	Citibank N.A.	990,772	02/22/28	0.20%	1D OBFR01	Monthly	295,739
QUALCOMM, Inc.	Citibank N.A.	189,954	02/22/28	0.20%	1D OBFR01	Monthly	60,740
Quebecor, Inc.	Goldman Sachs Bank USA	517,150	08/18/26	0.20%	1D CORRA	Monthly	17,080
Quest Diagnostics, Inc.	Barclays Bank PLC	37,480	01/11/27	0.20%	1D OBFR01	Monthly	195
Quest Diagnostics, Inc.	Citibank N.A.	49,572	02/22/28	0.20%	1D OBFR01	Monthly	(2,381)
Rakuten Group, Inc.	Morgan Stanley & Co. International PLC	504,518	12/09/27	0.25%	1D P TONA	Monthly	(18,610)
Ralph Lauren Corp.	Morgan Stanley & Co. International PLC	86,692	12/09/27	0.20%	1D FEDL01	Monthly	(3,846)
Rambus, Inc.	Morgan Stanley & Co. International PLC	23,547	12/09/27	0.20%	1D FEDL01	Monthly	(2,943)
Range Resources Corp.	Morgan Stanley & Co. International PLC	47,964	12/09/27	0.20%	1D FEDL01	Monthly	277
Raymond James Financial, Inc.	Barclays Bank PLC	32,074	01/11/27	0.20%	1D OBFR01	Monthly	539
Raymond James Financial, Inc.	Morgan Stanley & Co. International PLC	26,344	12/09/27	0.20%	1D FEDL01	Monthly	571
Rbc Bearings, Inc.	Goldman Sachs Bank USA	15,848	08/18/26	0.20%	1D FEDL01	Monthly	327
Rbc Bearings, Inc.	Morgan Stanley & Co. International PLC	45,922	12/09/27	0.20%	1D FEDL01	Monthly	807
Rea Group Ltd	Barclays Bank PLC	113,488	12/11/26	0.00%	1D AONIA	Monthly	(2,559)
Reckitt Benckiser Group PLC	Morgan Stanley & Co. International PLC	411,513	12/09/27	0.25%	1D SONIA	Monthly	(1,173)
Recordati Industria Chimica e Farmaceutica SpA	Goldman Sachs Bank USA	121,590	08/19/26	0.26%	1D ESTR	Monthly	(611)
Recruit Holdings Co. Ltd.	Goldman Sachs Bank USA	224,267	08/19/26	0.25%	1D P TONA	Monthly	2,726
Reddit, Inc.	Citibank N.A.	112,219	02/22/28	0.20%	1D OBFR01	Monthly	(9,158)
Regal Rexnord Corp.	Goldman Sachs Bank USA	3,868	08/18/26	0.20%	1D FEDL01	Monthly	432
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Regeneron Pharmaceuticals, Inc.	Barclays Bank PLC	$141,130	01/11/27	0.20%	1D OBFR01	Monthly	$(6,081)
Regeneron Pharmaceuticals, Inc.	Goldman Sachs Bank USA	208,340	08/18/26	0.20%	1D FEDL01	Monthly	(9,656)
Regions Financial Corp.	Barclays Bank PLC	127,791	01/11/27	0.20%	1D OBFR01	Monthly	1,540
Regions Financial Corp.	Morgan Stanley & Co. International PLC	42,271	12/09/27	0.20%	1D FEDL01	Monthly	554
Regis Resources Ltd	Citibank N.A.	33,903	02/24/27	0.30%	1D AONIA	Monthly	(1,794)
Reinsurance Group of America, Inc.	Goldman Sachs Bank USA	5,402	08/18/26	0.20%	1D FEDL01	Monthly	96
Reliance, Inc.	Morgan Stanley & Co. International PLC	88,419	12/09/27	0.20%	1D FEDL01	Monthly	2,931
Reliance, Inc.	Morgan Stanley & Co. International PLC	78,581	12/09/27	0.20%	1D FEDL01	Monthly	2,256
Repligen Corp.	Barclays Bank PLC	9,206	01/11/27	0.20%	1D OBFR01	Monthly	(451)
Repsol Sa	Morgan Stanley & Co. International PLC	19,632	12/09/27	0.26%	1D ESTR	Monthly	460
Republic Services, Inc.	Goldman Sachs Bank USA	6,537	08/18/26	0.20%	1D FEDL01	Monthly	(51)
ResMed, Inc.	Citibank N.A.	205,960	02/22/28	0.20%	1D OBFR01	Monthly	(6,047)
ResMed, Inc.	Morgan Stanley & Co. International PLC	11,102	12/09/27	0.20%	1D FEDL01	Monthly	(412)
Resonac Holdings Corp.	Citibank N.A.	64,632	02/24/27	0.25%	1D P TONA	Monthly	(572)
Revolution Medicines, Inc.	Morgan Stanley & Co. International PLC	61,694	12/09/27	0.20%	1D FEDL01	Monthly	1,142
Revvity, Inc.	Citibank N.A.	83,189	02/22/28	0.20%	1D OBFR01	Monthly	(4,971)
Rhythm Pharmaceuticals, Inc.	Goldman Sachs Bank USA	15,630	08/18/26	0.20%	1D FEDL01	Monthly	(1,148)
Rio Tinto Ltd	Goldman Sachs Bank USA	124,305	08/19/26	0.30%	1D AONIA	Monthly	(2,550)
RioCan Real Estate Investment Trust	Barclays Bank PLC	190,633	01/11/27	0.20%	CABROVER	Monthly	3,006
Robert Half, Inc.	Goldman Sachs Bank USA	102,172	08/18/26	0.20%	1D FEDL01	Monthly	(3,156)
Rocket Lab Corp.	Goldman Sachs Bank USA	15,875	08/18/26	0.20%	1D FEDL01	Monthly	627
Rockwell Automation, Inc.	Citibank N.A.	971,402	02/22/28	0.20%	1D OBFR01	Monthly	5,484
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC	87,172	12/09/27	0.20%	1D FEDL01	Monthly	334
Roivant Sciences Ltd	Morgan Stanley & Co. International PLC	4,927	12/09/27	0.20%	1D FEDL01	Monthly	180
Roku, Inc.	Citibank N.A.	327,304	02/22/28	0.20%	1D OBFR01	Monthly	(4,433)
Roku, Inc.	Citibank N.A.	112,982	02/22/28	0.20%	1D OBFR01	Monthly	(1,085)
Rollins, Inc.	Barclays Bank PLC	175,041	01/11/27	0.20%	1D OBFR01	Monthly	1,122
Roper Technologies, Inc.	Barclays Bank PLC	86,921	01/11/27	0.20%	1D OBFR01	Monthly	(2,122)
Ross Stores, Inc.	Morgan Stanley & Co. International PLC	82,840	12/09/27	0.20%	1D FEDL01	Monthly	531
Royal Gold, Inc.	Barclays Bank PLC	75,965	01/11/27	0.20%	1D OBFR01	Monthly	(5,484)
Royalty Pharma PLC	Goldman Sachs Bank USA	27,856	08/18/26	0.20%	1D FEDL01	Monthly	795
RPM International, Inc.	Citibank N.A.	84,364	02/22/28	0.20%	1D OBFR01	Monthly	(3,667)
RTX Corp.	Barclays Bank PLC	950,773	01/11/27	0.20%	1D OBFR01	Monthly	(19,363)
RTX Corp.	Barclays Bank PLC	21,890	01/11/27	0.20%	1D OBFR01	Monthly	(586)
Rubrik, Inc.	Morgan Stanley & Co. International PLC	5,100	12/09/27	0.20%	1D FEDL01	Monthly	(48)
Rwe Ag	Citibank N.A.	506,271	11/11/26	0.26%	1D ESTR	Monthly	14,047
S&P Global, Inc.	Morgan Stanley & Co. International PLC	71,339	12/09/27	0.20%	1D FEDL01	Monthly	(2,343)
Safran Sa	Citibank N.A.	591,543	11/11/26	0.26%	1D ESTR	Monthly	2,515
Sage Group PLC/The	Morgan Stanley & Co. International PLC	559,516	12/09/27	0.25%	1D SONIA	Monthly	(28,351)
Saia, Inc.	Goldman Sachs Bank USA	24,503	08/18/26	0.20%	1D FEDL01	Monthly	1,528
Saipem Spa	Goldman Sachs Bank USA	334,876	08/19/26	0.26%	1D ESTR	Monthly	38,536
Salesforce, Inc.	Citibank N.A.	67,379	02/22/28	0.20%	1D OBFR01	Monthly	(4,711)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Salesforce, Inc.	Goldman Sachs Bank USA	$460,773	08/18/26	0.20%	1D FEDL01	Monthly	$(5,855)
Salmar Asa	Morgan Stanley & Co. International PLC	4,713	04/24/28	0.26%	NOWA	Monthly	174
Sampo OYJ	Morgan Stanley & Co. International PLC	5,340	12/09/27	0.26%	1D ESTR	Monthly	1
Samsara, Inc.	Goldman Sachs Bank USA	11,107	08/18/26	0.20%	1D FEDL01	Monthly	(42)
Sandfire Resources Ltd	Barclays Bank PLC	147,426	12/11/26	0.00%	1D AONIA	Monthly	(8,983)
Sands China Ltd	Goldman Sachs Bank USA	167,778	08/19/26	0.30%	HONIA	Monthly	(4,961)
Sandvik Ab	Morgan Stanley & Co. International PLC	167,756	12/09/27	0.26%	1D STIBOR	Monthly	(1,339)
Sanofi SA	Goldman Sachs Bank USA	273,233	08/19/26	0.18%	1D ESTR	Monthly	(3,920)
Santos Ltd	Citibank N.A.	294,950	02/24/27	0.30%	1D AONIA	Monthly	21,915
Sap Se	Citibank N.A.	202,894	11/11/26	0.26%	1D ESTR	Monthly	(6,795)
SBI Holdings, Inc.	Morgan Stanley & Co. International PLC	40,007	12/09/27	0.25%	1D P TONA	Monthly	349
Schindler Holding AG	Citibank N.A.	150,982	11/11/26	0.26%	SSARON	Monthly	1,802
Schneider Electric Se	Goldman Sachs Bank USA	90,395	08/19/26	0.18%	1D ESTR	Monthly	295
Schwab (charles) Corp.	Barclays Bank PLC	426,084	01/11/27	0.20%	1D OBFR01	Monthly	591
Scout24 Se	Morgan Stanley & Co. International PLC	89,347	12/09/27	0.26%	1D ESTR	Monthly	(7)
Sea Ltd	Citibank N.A.	296,528	02/22/28	0.20%	1D OBFR01	Monthly	(4,541)
Seagate Technology Holdings PLC	Barclays Bank PLC	57,969	01/11/27	0.20%	1D OBFR01	Monthly	9,395
Securitas AB	Morgan Stanley & Co. International PLC	184,329	12/09/27	0.26%	1D STIBOR	Monthly	(12,371)
SEI Investments Co.	Citibank N.A.	472,777	02/22/28	0.20%	1D OBFR01	Monthly	30,134
SEI Investments Co.	Citibank N.A.	58,309	02/22/28	0.00%	1D OBFR01	Monthly	(2)
Sekisui House Ltd	Citibank N.A.	4,423	02/24/27	0.25%	1D P TONA	Monthly	(68)
Sempra	Goldman Sachs Bank USA	378,686	08/18/26	0.20%	1D FEDL01	Monthly	1,508
Servicenow, Inc.	Citibank N.A.	383,936	02/22/28	0.20%	1D OBFR01	Monthly	(54,981)
Servicenow, Inc.	Citibank N.A.	93,175	02/22/28	0.20%	1D OBFR01	Monthly	(13,343)
ServiceTitan, Inc.	Morgan Stanley & Co. International PLC	9,301	12/09/27	0.20%	1D FEDL01	Monthly	(739)
Seven & i Holdings Co Ltd.	Goldman Sachs Bank USA	27,423	08/19/26	0.25%	1D P TONA	Monthly	(1,131)
Severn Trent PLC	Morgan Stanley & Co. International PLC	12,722	12/09/27	0.25%	1D SONIA	Monthly	481
SGS SA	Goldman Sachs Bank USA	73,963	08/19/26	0.26%	SSARON	Monthly	(393)
Sharkninja, Inc.	Morgan Stanley & Co. International PLC	9,501	12/09/27	0.20%	1D FEDL01	Monthly	(143)
Shell PLC	Citibank N.A.	1,205,328	11/11/26	0.25%	1D SONIA	Monthly	15,955
Sherwin Williams Co./the	Citibank N.A.	76,749	02/22/28	0.20%	1D OBFR01	Monthly	(3,101)
Shimamura Co Ltd.	Citibank N.A.	27,710	02/24/27	0.25%	1D P TONA	Monthly	(524)
Shimizu Corp.	Morgan Stanley & Co. International PLC	457,803	12/09/27	0.25%	1D P TONA	Monthly	29,064
Shizuoka Financial Group, Inc.	Goldman Sachs Bank USA	189,495	08/19/26	0.25%	1D P TONA	Monthly	(5,161)
Shopify, Inc.	Citibank N.A.	84,303	02/22/28	0.20%	1D CORRA	Monthly	(7,347)
Siemens AG	Citibank N.A.	209,379	11/11/26	0.05%	1D ESTR	Monthly	9,332
Siemens Energy Ag	Citibank N.A.	684,214	11/11/26	0.26%	1D ESTR	Monthly	8,558
Singapore Technologies Engineering Ltd	Morgan Stanley & Co. International PLC	358,854	12/09/27	0.30%	SORA	Monthly	(14,791)
Skanska AB	Citibank N.A.	602,615	11/11/26	0.26%	TN STIBOR	Monthly	(11,830)
SKF AB	Goldman Sachs Bank USA	57,354	08/19/26	0.26%	1D STIBOR	Monthly	431
Skyworks Solutions, Inc.	Barclays Bank PLC	152,362	01/11/27	0.20%	1D OBFR01	Monthly	20,257
Skyworks Solutions, Inc.	Citibank N.A.	1,021,609	02/22/28	0.20%	1D OBFR01	Monthly	131,284
Slb Ltd	Barclays Bank PLC	66,060	01/11/27	0.20%	1D OBFR01	Monthly	2,651
Slb Ltd	Citibank N.A.	476,637	02/22/28	0.20%	1D OBFR01	Monthly	20,950
Smiths Group PLC	Citibank N.A.	275,655	11/11/26	0.25%	1D SONIA	Monthly	861
Snam Spa	Citibank N.A.	185,567	11/11/26	0.26%	1D ESTR	Monthly	781
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Snap, Inc.	Goldman Sachs Bank USA	$22,088	08/18/26	0.20%	1D FEDL01	Monthly	$110
Snap-on, Inc.	Citibank N.A.	209,544	02/22/28	0.20%	1D OBFR01	Monthly	559
Snowflake, Inc.	Citibank N.A.	207,203	02/22/28	0.20%	1D OBFR01	Monthly	(16,691)
Societe Generale Sa	Morgan Stanley & Co. International PLC	4,917	12/09/27	0.26%	1D ESTR	Monthly	(167)
SoFi Technologies, Inc.	Morgan Stanley & Co. International PLC	4,822	12/09/27	0.20%	1D FEDL01	Monthly	(749)
Softbank Corp.	Citibank N.A.	369,952	02/24/27	0.25%	1D P TONA	Monthly	1,338
Sony Group Corp.	Morgan Stanley & Co. International PLC	931,328	12/09/27	0.25%	1D P TONA	Monthly	(53,781)
South Bow Corp.	Citibank N.A.	75,708	02/22/28	0.20%	1D CORRA	Monthly	5,663
South32 Ltd	Citibank N.A.	18,145	02/24/27	0.30%	1D AONIA	Monthly	(794)
Southstate Bank Corp.	Morgan Stanley & Co. International PLC	52,970	12/09/27	0.20%	1D FEDL01	Monthly	65
Southwest Airlines Co.	Citibank N.A.	73,801	02/22/28	0.20%	1D OBFR01	Monthly	(1,222)
Southwest Airlines Co.	Goldman Sachs Bank USA	1,918	08/18/26	0.20%	1D FEDL01	Monthly	(174)
Spirax Group PLC	Morgan Stanley & Co. International PLC	6,146	12/09/27	0.25%	1D SONIA	Monthly	3
Sportradar Group AG	Barclays Bank PLC	82,843	01/11/27	0.20%	1D OBFR01	Monthly	64
Spotify Technology Sa	Barclays Bank PLC	752,673	01/11/27	0.20%	1D OBFR01	Monthly	(98,031)
Spotify Technology Sa	Citibank N.A.	85,841	02/22/28	0.20%	1D OBFR01	Monthly	(4,122)
Sprouts Farmers Market, Inc.	Barclays Bank PLC	39,799	01/11/27	0.20%	1D OBFR01	Monthly	2,517
SPX Technologies, Inc.	Goldman Sachs Bank USA	11,219	08/18/26	0.20%	1D FEDL01	Monthly	(55)
Square Enix Holdings Co. Ltd.	Citibank N.A.	4,927	02/24/27	0.25%	1D P TONA	Monthly	(218)
SS&C Technologies Holdings, Inc.	Citibank N.A.	608,412	02/22/28	0.20%	1D OBFR01	Monthly	(7,650)
SSR Mining, Inc.	Goldman Sachs Bank USA	49,033	08/18/26	0.20%	1D CORRA	Monthly	(4,279)
St James's Place PLC	Citibank N.A.	55,212	11/11/26	0.25%	1D SONIA	Monthly	(1,383)
Standard Chartered PLC	Morgan Stanley & Co. International PLC	263,784	12/09/27	0.25%	1D SONIA	Monthly	12,815
Standard Life PLC	Citibank N.A.	13,889	11/11/26	0.25%	1D SONIA	Monthly	(329)
Stanley Black & Decker, Inc.	Citibank N.A.	177,064	02/22/28	0.20%	1D OBFR01	Monthly	3,485
Stanley Black & Decker, Inc.	Citibank N.A.	22,937	02/22/28	0.20%	1D OBFR01	Monthly	745
Stantec, Inc.	Barclays Bank PLC	461,867	01/11/27	0.20%	CABROVER	Monthly	3,467
Starbucks Corp.	Morgan Stanley & Co. International PLC	97,977	12/09/27	0.20%	1D FEDL01	Monthly	5,352
State Street Corp.	Citibank N.A.	115,033	02/22/28	0.20%	1D OBFR01	Monthly	820
Steel Dynamics, Inc.	Morgan Stanley & Co. International PLC	92,442	12/09/27	0.20%	1D FEDL01	Monthly	623
Steris PLC	Morgan Stanley & Co. International PLC	159,929	12/09/27	0.20%	1D FEDL01	Monthly	(4,209)
Stifel Financial Corp.	Goldman Sachs Bank USA	334,631	08/18/26	0.20%	1D FEDL01	Monthly	(11,904)
Stockland	Morgan Stanley & Co. International PLC	4,897	12/09/27	0.29%	1D AONIA	Monthly	27
Straumann Holding AG	Morgan Stanley & Co. International PLC	4,516	12/09/27	0.26%	SSARON	Monthly	42
Stride, Inc.	Goldman Sachs Bank USA	7,991	08/18/26	0.20%	1D FEDL01	Monthly	268
Stryker Corp.	Morgan Stanley & Co. International PLC	74,443	12/09/27	0.20%	1D FEDL01	Monthly	(2,908)
SUMCO Corp.	Citibank N.A.	111,653	02/24/27	0.25%	1D P TONA	Monthly	12,793
Sumitomo Chemical Co Ltd.	Morgan Stanley & Co. International PLC	774,718	12/09/27	0.25%	1D P TONA	Monthly	2,549
Sumitomo Metal Mining Co. Ltd.	Goldman Sachs Bank USA	82,002	08/19/26	0.25%	1D P TONA	Monthly	(8,223)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	278,024	12/09/27	0.25%	1D P TONA	Monthly	4,448
Sumitomo Mitsui Trust Group, Inc.	Morgan Stanley & Co. International PLC	477,778	12/09/27	0.25%	1D P TONA	Monthly	7,005

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Sun Communities, Inc.	Citibank N.A.	$68,196	02/22/28	0.20%	1D OBFR01	Monthly	$(57)
Sun Life Financial, Inc.	Barclays Bank PLC	266,981	01/11/27	0.20%	CABROVER	Monthly	3,857
Suncor Energy, Inc.	Citibank N.A.	920,608	02/22/28	0.20%	1D CORRA	Monthly	56,274
Sunrise Communications AG	Goldman Sachs Bank USA	54,171	08/19/26	0.26%	SSARON	Monthly	1,186
Svenska Handelsbanken AB	Goldman Sachs Bank USA	18,162	08/19/26	0.26%	1D STIBOR	Monthly	(87)
Swissquote Group Holding SA	Citibank N.A.	50,628	11/11/26	0.26%	SSARON	Monthly	(2,549)
Symrise Ag	Morgan Stanley & Co. International PLC	26,234	12/09/27	0.26%	1D ESTR	Monthly	39
Sysmex Corp.	Morgan Stanley & Co. International PLC	225,160	12/09/27	0.25%	1D P TONA	Monthly	(4,399)
T Rowe Price Group, Inc.	Morgan Stanley & Co. International PLC	10,926	12/09/27	0.20%	1D FEDL01	Monthly	288
T Rowe Price Group, Inc.	Morgan Stanley & Co. International PLC	360,065	12/09/27	0.20%	1D FEDL01	Monthly	9,171
T&D Holdings, Inc.	Morgan Stanley & Co. International PLC	9,630	12/09/27	0.25%	1D P TONA	Monthly	62
Taisei Corp.	Barclays Bank PLC	369,093	12/11/26	0.00%	1D P TONA	Monthly	21,294
Taiyo Yuden Co. Ltd.	Citibank N.A.	60,017	02/24/27	0.25%	1D P TONA	Monthly	1,482
Takeda Pharmaceutical Co. Ltd.	Citibank N.A.	166,088	02/24/27	0.25%	1D P TONA	Monthly	(2,268)
Take-Two Interactive Software, Inc.	Citibank N.A.	565,764	02/22/28	0.20%	1D OBFR01	Monthly	(10,201)
Take-Two Interactive Software, Inc.	Citibank N.A.	17,019	02/22/28	0.20%	1D OBFR01	Monthly	(346)
Tapestry, Inc.	Barclays Bank PLC	76,186	01/11/27	0.20%	1D OBFR01	Monthly	(330)
Targa Resources Corp.	Goldman Sachs Bank USA	38,200	08/18/26	0.20%	1D FEDL01	Monthly	3,413
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	56,234	12/09/27	0.25%	1D SONIA	Monthly	(4,626)
TD SYNNEX Corp.	Barclays Bank PLC	68,103	01/11/27	0.20%	1D OBFR01	Monthly	1,491
TDK Corp.	Goldman Sachs Bank USA	372,412	08/19/26	0.25%	1D P TONA	Monthly	93,840
Te Connectivity PLC	Citibank N.A.	351,764	02/22/28	0.20%	1D OBFR01	Monthly	(11,626)
Technology One Ltd	Citibank N.A.	248,222	02/24/27	0.30%	1D AONIA	Monthly	(13,834)
Tele2 AB	Citibank N.A.	376,450	11/11/26	0.26%	TN STIBOR	Monthly	(371)
Teledyne Technologies, Inc.	Barclays Bank PLC	512,968	01/11/27	0.20%	1D OBFR01	Monthly	(5,975)
Teledyne Technologies, Inc.	Citibank N.A.	14,122	02/22/28	0.20%	1D OBFR01	Monthly	87
Telefonica Sa	Goldman Sachs Bank USA	523,267	08/19/26	0.26%	1D ESTR	Monthly	1,949
Telenor Asa	Citibank N.A.	86,448	11/11/26	0.26%	NOWA	Monthly	(3,867)
Telia Co Ab	Goldman Sachs Bank USA	37,337	08/19/26	0.26%	1D STIBOR	Monthly	925
Telstra Group Ltd	Goldman Sachs Bank USA	4,676	08/19/26	0.30%	1D AONIA	Monthly	(6)
Telus Corp.	Barclays Bank PLC	427,616	01/11/27	0.20%	CABROVER	Monthly	4,713
Temenos Ag Reg	Barclays Bank PLC	149,184	01/11/27	0.26%	SSARON	Monthly	(10,428)
Tenaris Sa	Morgan Stanley & Co. International PLC	236,924	12/09/27	0.26%	1D ESTR	Monthly	7,721
Tenet Healthcare Corp.	Citibank N.A.	160,820	02/22/28	0.20%	1D OBFR01	Monthly	(11,153)
Teradyne, Inc.	Citibank N.A.	92,297	02/22/28	0.20%	1D OBFR01	Monthly	(9,864)
Terumo Corp.	Citibank N.A.	93,106	02/24/27	0.25%	1D P TONA	Monthly	(5,311)
Tesco PLC	Goldman Sachs Bank USA	509,688	08/19/26	0.25%	1D SONIA	Monthly	9,588
Tesla, Inc.	Barclays Bank PLC	131,567	01/11/27	0.20%	1D OBFR01	Monthly	(1,432)
Tetra Tech, Inc.	Morgan Stanley & Co. International PLC	134,282	12/09/27	0.20%	1D FEDL01	Monthly	3,627
Texas Instruments, Inc.	Barclays Bank PLC	159,303	01/11/27	0.20%	1D OBFR01	Monthly	3,442
Texas Instruments, Inc.	Citibank N.A.	207,291	02/22/28	0.20%	1D OBFR01	Monthly	37,249
Texas Roadhouse, Inc.	Barclays Bank PLC	219,188	01/11/27	0.20%	1D OBFR01	Monthly	3,622
Texas Roadhouse, Inc.	Citibank N.A.	60,198	02/22/28	0.20%	1D OBFR01	Monthly	495
TG Therapeutics, Inc.	Barclays Bank PLC	44,248	01/11/27	0.20%	1D OBFR01	Monthly	(5,232)
The Cigna Group/The	Morgan Stanley & Co. International PLC	85,696	12/09/27	0.20%	1D FEDL01	Monthly	3,222
Thermo Fisher Scientific, Inc.	Citibank N.A.	226,680	02/22/28	0.20%	1D OBFR01	Monthly	(11,148)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Thk Co. Ltd.	Morgan Stanley & Co. International PLC	$53,205	12/09/27	0.25%	1D P TONA	Monthly	$3,029
Thomson Reuters Corp.	Citibank N.A.	923,621	02/22/28	0.20%	1D CORRA	Monthly	22,076
Tis, Inc.	Citibank N.A.	81,799	02/24/27	0.25%	1D P TONA	Monthly	(5,516)
TJX Companies, Inc.	Citibank N.A.	146,228	02/22/28	0.20%	1D OBFR01	Monthly	(1,391)
TKO Group Holdings, Inc.	Morgan Stanley & Co. International PLC	55,032	12/09/27	0.20%	1D FEDL01	Monthly	50
T-Mobile U.S., Inc.	Barclays Bank PLC	753,910	01/11/27	0.20%	1D OBFR01	Monthly	21,834
Tmx Group Ltd	Morgan Stanley & Co. International PLC	165,697	12/09/27	0.20%	CABROVER	Monthly	2,459
Toast, Inc.	Citibank N.A.	122,070	02/22/28	0.20%	1D OBFR01	Monthly	(3,027)
Tokyo Electric Power Co Holdings, Inc.	Barclays Bank PLC	49,927	12/11/26	0.00%	1D P TONA	Monthly	(2,337)
Tokyo Electron Ltd	Citibank N.A.	1,189,484	02/24/27	0.25%	1D P TONA	Monthly	18,715
Tokyo Gas Co. Ltd.	Morgan Stanley & Co. International PLC	8,551	12/09/27	0.25%	1D P TONA	Monthly	(57)
Tokyo Seimitsu Co. Ltd.	Citibank N.A.	21,270	02/24/27	0.25%	1D P TONA	Monthly	829
Tokyu Fudosan Holdings Corp.	Citibank N.A.	151,775	02/24/27	0.25%	1D P TONA	Monthly	(1,075)
Toray Industries, Inc.	Goldman Sachs Bank USA	9,730	08/19/26	0.25%	1D P TONA	Monthly	(396)
Toro Co./The	Goldman Sachs Bank USA	125,823	08/18/26	0.20%	1D FEDL01	Monthly	3,227
Toromont Industries Ltd	Goldman Sachs Bank USA	209,658	08/18/26	0.20%	1D CORRA	Monthly	3,374
Tosoh Corp.	Citibank N.A.	153,246	02/24/27	0.25%	1D P TONA	Monthly	852
Tourmaline Oil Corp.	Citibank N.A.	366,170	02/22/28	0.20%	1D CORRA	Monthly	27,075
Toyo Tire Corp.	Morgan Stanley & Co. International PLC	77,582	12/09/27	0.25%	1D P TONA	Monthly	(1,576)
TPG, Inc.	Barclays Bank PLC	129,903	01/11/27	0.20%	1D OBFR01	Monthly	(5,586)
TPG, Inc.	Citibank N.A.	13,720	02/22/28	0.20%	1D OBFR01	Monthly	(590)
Tractor Supply Co.	Citibank N.A.	262,659	02/22/28	0.20%	1D OBFR01	Monthly	(14,362)
Tractor Supply Co.	Citibank N.A.	95,958	02/22/28	0.20%	1D OBFR01	Monthly	(9,507)
Trade Desk Inc/The	Barclays Bank PLC	22,241	01/11/27	0.20%	1D OBFR01	Monthly	28
Trade Desk Inc/The	Morgan Stanley & Co. International PLC	198,954	12/09/27	0.20%	1D FEDL01	Monthly	(67)
Tradeweb Markets, Inc.	Goldman Sachs Bank USA	86,428	08/18/26	0.20%	1D FEDL01	Monthly	(3,982)
Trane Technologies PLC	Barclays Bank PLC	178,946	01/11/27	0.20%	1D OBFR01	Monthly	5,756
Trane Technologies PLC	Barclays Bank PLC	76,312	01/11/27	0.20%	1D OBFR01	Monthly	2,002
Transalta Corp.	Citibank N.A.	225,903	02/22/28	0.20%	1D CORRA	Monthly	2,058
Transurban Group	Morgan Stanley & Co. International PLC	6,608	12/09/27	0.29%	1D FEDL01	Monthly	41
Travelers Cos Inc/the	Morgan Stanley & Co. International PLC	172,476	12/09/27	0.20%	1D FEDL01	Monthly	1,759
Trelleborg AB	Citibank N.A.	24,942	11/11/26	0.26%	TN STIBOR	Monthly	(102)
Trend Micro, Inc./Japan	Citibank N.A.	289,153	02/24/27	0.25%	1D P TONA	Monthly	(21,131)
Trimble, Inc.	Goldman Sachs Bank USA	194,402	08/18/26	0.20%	1D FEDL01	Monthly	1,095
Trimble, Inc.	Goldman Sachs Bank USA	7,414	08/18/26	0.20%	1D FEDL01	Monthly	59
Truist Financial Corp.	Citibank N.A.	443,670	02/22/28	0.20%	1D OBFR01	Monthly	4,689
Tryg A/s	Barclays Bank PLC	245,824	01/11/27	0.26%	DESTR	Monthly	(5,707)
TTM Technologies, Inc.	Morgan Stanley & Co. International PLC	111,125	12/09/27	0.20%	1D FEDL01	Monthly	27,634
Twilio, Inc.	Goldman Sachs Bank USA	269,928	08/18/26	0.20%	1D FEDL01	Monthly	24,563
Twilio, Inc.	Goldman Sachs Bank USA	5,363	08/18/26	0.20%	1D FEDL01	Monthly	560
Tyler Technologies, Inc.	Morgan Stanley & Co. International PLC	13,162	12/09/27	0.20%	1D FEDL01	Monthly	(199)
Tyson Foods, Inc.	Citibank N.A.	555,482	02/22/28	0.20%	1D OBFR01	Monthly	(2,430)
U.S. Bancorp	Morgan Stanley & Co. International PLC	86,144	12/09/27	0.20%	1D FEDL01	Monthly	149
Ubiquiti, Inc.	Goldman Sachs Bank USA	72,081	08/18/26	0.20%	1D FEDL01	Monthly	784
UiPath, Inc.	Citibank N.A.	63,934	02/22/28	0.20%	1D OBFR01	Monthly	(3,184)
UiPath, Inc.	Citibank N.A.	43,538	02/22/28	0.20%	1D OBFR01	Monthly	(2,359)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Ulta Beauty, Inc.	Citibank N.A.	$114,689	02/22/28	0.20%	1D OBFR01	Monthly	$(4,505)
Unicaja Banco Sa	Citibank N.A.	36,372	11/11/26	0.26%	1D ESTR	Monthly	425
Unicharm Corp.	Barclays Bank PLC	57,472	12/11/26	0.00%	1D P TONA	Monthly	(3,873)
Unicredit Spa	Citibank N.A.	61,833	11/11/26	0.26%	1D ESTR	Monthly	148
Union Pacific Corp.	Citibank N.A.	81,304	02/22/28	0.08%	1D OBFR01	Monthly	6,546
Union Pacific Corp.	Goldman Sachs Bank USA	444,528	08/18/26	0.20%	1D FEDL01	Monthly	38,381
Unipol Assicurazioni Spa	Citibank N.A.	54,935	11/11/26	0.26%	1D ESTR	Monthly	(326)
United Airlines Holdings, Inc.	Citibank N.A.	345,325	02/22/28	0.20%	1D OBFR01	Monthly	(5,575)
United Parcel Service, Inc.	Citibank N.A.	257,657	02/22/28	0.20%	1D OBFR01	Monthly	7,162
United Parcel Service, Inc.	Morgan Stanley & Co. International PLC	175,261	12/09/27	0.20%	1D FEDL01	Monthly	5,782
United Therapeutics Corp.	Barclays Bank PLC	209,919	01/11/27	0.20%	1D OBFR01	Monthly	(805)
Unitedhealth Group, Inc.	Barclays Bank PLC	70,704	01/11/27	0.20%	1D OBFR01	Monthly	3,392
Unitedhealth Group, Inc.	Citibank N.A.	132,413	02/22/28	0.20%	1D OBFR01	Monthly	2,071
Unity Software, Inc.	Citibank N.A.	110,045	02/22/28	0.20%	1D OBFR01	Monthly	2,557
Universal Display Corp.	Citibank N.A.	140,337	02/22/28	0.20%	1D OBFR01	Monthly	(14,579)
Universal Display Corp.	Morgan Stanley & Co. International PLC	298,400	12/09/27	0.20%	1D FEDL01	Monthly	(32,601)
Universal Health Services, Inc.	Goldman Sachs Bank USA	262,580	08/18/26	0.20%	1D FEDL01	Monthly	(12,531)
Unum Group	Goldman Sachs Bank USA	31,797	08/18/26	0.20%	1D FEDL01	Monthly	596
Unum Group	Morgan Stanley & Co. International PLC	6,350	12/09/27	0.20%	1D FEDL01	Monthly	—
Urban Outfitters, Inc.	Citibank N.A.	164,169	02/22/28	0.20%	1D OBFR01	Monthly	(9,773)
Urban Outfitters, Inc.	Morgan Stanley & Co. International PLC	68,548	12/09/27	0.20%	1D FEDL01	Monthly	(3,624)
Vail Resorts, Inc.	Barclays Bank PLC	52,316	01/11/27	0.20%	1D OBFR01	Monthly	(1,190)
Valeo SE	Citibank N.A.	32,982	11/11/26	0.26%	1D ESTR	Monthly	(306)
Valero Energy Corp.	Barclays Bank PLC	33,748	01/11/27	0.20%	1D OBFR01	Monthly	2,624
Valero Energy Corp.	Citibank N.A.	1,086,300	02/22/28	0.20%	1D OBFR01	Monthly	75,820
Var Energi Asa	Barclays Bank PLC	367,168	01/11/27	0.26%	NOWA	Monthly	18,696
Vat Group Ag	Citibank N.A.	90,140	11/11/26	0.26%	SSARON	Monthly	10
Veeva Systems, Inc.	Citibank N.A.	139,049	02/22/28	0.20%	1D OBFR01	Monthly	(6,318)
Ventas, Inc.	Barclays Bank PLC	559,312	01/11/27	0.20%	1D OBFR01	Monthly	39,103
Veralto Corp.	Barclays Bank PLC	169,793	01/11/27	0.20%	1D OBFR01	Monthly	(1,507)
Veralto Corp.	Goldman Sachs Bank USA	10,981	08/18/26	0.20%	1D FEDL01	Monthly	132
VeriSign, Inc.	Citibank N.A.	126,280	02/22/28	0.20%	1D OBFR01	Monthly	(548)
Verizon Communications, Inc.	Citibank N.A.	549,170	02/22/28	0.20%	1D OBFR01	Monthly	21,714
Verizon Communications, Inc.	Morgan Stanley & Co. International PLC	22,622	12/09/27	0.20%	1D FEDL01	Monthly	1,009
Vertex Pharmaceuticals, Inc.	Citibank N.A.	181,520	02/22/28	0.20%	1D OBFR01	Monthly	(3,303)
Vertex Pharmaceuticals, Inc.	Goldman Sachs Bank USA	108,774	08/18/26	0.20%	1D FEDL01	Monthly	(2,784)
Vertiv Holdings Co.	Barclays Bank PLC	15,257	01/11/27	0.20%	1D OBFR01	Monthly	1,168
Vestas Wind Systems A/s	Goldman Sachs Bank USA	436,456	08/19/26	0.26%	DESTR	Monthly	(11,376)
Viatris, Inc.	Goldman Sachs Bank USA	23,880	08/18/26	0.20%	1D FEDL01	Monthly	1,025
Vici Properties, Inc.	Citibank N.A.	176,459	02/22/28	0.20%	1D OBFR01	Monthly	5,749
Vici Properties, Inc.	Goldman Sachs Bank USA	5,317	08/18/26	0.20%	1D FEDL01	Monthly	202
Viking Holdings Ltd.	Goldman Sachs Bank USA	178,199	08/18/26	0.20%	1D FEDL01	Monthly	1,758
Vinci Sa	Citibank N.A.	301,296	11/11/26	0.26%	1D ESTR	Monthly	544
Virtu Financial, Inc.	Morgan Stanley & Co. International PLC	10,248	12/09/27	0.20%	1D FEDL01	Monthly	(118)
Visa, Inc.	Citibank N.A.	359,346	02/22/28	0.20%	1D OBFR01	Monthly	19,970
Visa, Inc.	Goldman Sachs Bank USA	67,116	08/18/26	0.20%	1D FEDL01	Monthly	1,490
Vodafone Group PLC	Morgan Stanley & Co. International PLC	15,720	12/09/27	0.25%	1D SONIA	Monthly	113
Voestalpine Ag	Citibank N.A.	54,636	11/11/26	0.26%	1D ESTR	Monthly	1,151
Vonovia Se	Barclays Bank PLC	407,258	01/11/27	0.26%	1D ESTR	Monthly	(8,444)
Vontier Corp.	Morgan Stanley & Co. International PLC	5,634	12/09/27	0.20%	1D FEDL01	Monthly	—
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Voya Financial, Inc.	Morgan Stanley & Co. International PLC	$184,969	12/09/27	0.20%	1D FEDL01	Monthly	$14,686
Vulcan Materials Co.	Goldman Sachs Bank USA	290,197	08/18/26	0.20%	1D FEDL01	Monthly	9,431
Vulcan Materials Co.	Goldman Sachs Bank USA	71,227	08/18/26	0.20%	1D FEDL01	Monthly	2,700
W R Berkley Corp.	Goldman Sachs Bank USA	120,624	08/18/26	0.20%	1D FEDL01	Monthly	(263)
W R Berkley Corp.	Goldman Sachs Bank USA	22,408	08/18/26	0.20%	1D FEDL01	Monthly	247
Walmart, Inc.	Citibank N.A.	104,600	02/22/28	0.20%	1D OBFR01	Monthly	1,736
Walt Disney Co/the	Citibank N.A.	523,097	02/22/28	0.20%	1D OBFR01	Monthly	2,501
Walt Disney Co/the	Goldman Sachs Bank USA	29,125	08/18/26	0.20%	1D FEDL01	Monthly	236
Warby Parker, Inc.	Goldman Sachs Bank USA	3,715	08/18/26	0.20%	1D FEDL01	Monthly	(242)
Warner Music Group Corp.	Barclays Bank PLC	55,073	01/11/27	0.20%	1D OBFR01	Monthly	(1,954)
Wartsila Oyj Abp	Barclays Bank PLC	59,122	01/11/27	0.26%	1D ESTR	Monthly	(2,006)
Waste Connections, Inc.	Goldman Sachs Bank USA	86,133	08/18/26	0.20%	1D FEDL01	Monthly	1,663
Waste Management, Inc.	Barclays Bank PLC	136,461	01/11/27	0.20%	1D OBFR01	Monthly	1,441
Waste Management, Inc.	Goldman Sachs Bank USA	12,596	08/18/26	0.20%	1D FEDL01	Monthly	427
Waters Corp.	Barclays Bank PLC	63,198	01/11/27	0.20%	1D OBFR01	Monthly	(4,753)
Watsco, Inc.	Barclays Bank PLC	362,232	01/11/27	0.20%	1D OBFR01	Monthly	4,240
Wayfair, Inc.	Morgan Stanley & Co. International PLC	232,911	12/09/27	0.20%	1D FEDL01	Monthly	(48,217)
Weatherford International PLC	Goldman Sachs Bank USA	4,590	08/18/26	0.20%	1D FEDL01	Monthly	486
Wec Energy Group, Inc.	Citibank N.A.	253,754	02/22/28	0.20%	1D OBFR01	Monthly	8,545
Weir Group Plc/the	Citibank N.A.	74,989	11/11/26	0.25%	1D SONIA	Monthly	(8,805)
Wells Fargo & Co.	Goldman Sachs Bank USA	1,228,421	08/18/26	0.20%	1D FEDL01	Monthly	26,080
Wesfarmers Ltd	Barclays Bank PLC	103,268	12/11/26	0.00%	1D AONIA	Monthly	(742)
West Japan Railway Co.	Citibank N.A.	47,822	02/24/27	0.25%	1D P TONA	Monthly	(2,568)
West Pharmaceutical Services, Inc.	Barclays Bank PLC	129,796	01/11/27	0.20%	1D OBFR01	Monthly	10,964
Western Digital Corp.	Goldman Sachs Bank USA	33,083	08/18/26	0.20%	1D FEDL01	Monthly	5,589
Westlake Corp.	Morgan Stanley & Co. International PLC	6,743	12/09/27	0.20%	1D FEDL01	Monthly	59
Wh Group Ltd	Citibank N.A.	4,087	02/24/27	0.30%	HONIA	Monthly	(440)
Wheaton Precious Metals Corp.	Citibank N.A.	97,969	02/22/28	0.20%	1D CORRA	Monthly	(13,085)
Williams Cos., Inc.	Morgan Stanley & Co. International PLC	126,112	12/09/27	0.20%	1D FEDL01	Monthly	7,659
Williams Sonoma, Inc.	Barclays Bank PLC	48,139	01/11/27	0.20%	1D OBFR01	Monthly	(3,924)
Williams Sonoma, Inc.	Morgan Stanley & Co. International PLC	10,062	12/09/27	0.20%	1D FEDL01	Monthly	(820)
Wix.com Ltd.	Morgan Stanley & Co. International PLC	157,835	12/09/27	0.20%	1D FEDL01	Monthly	(4,496)
Wolters Kluwer NV	Citibank N.A.	129,842	11/11/26	0.26%	1D ESTR	Monthly	(3,721)
Woodward, Inc.	Barclays Bank PLC	329,052	01/11/27	0.20%	1D OBFR01	Monthly	(2,361)
Workday, Inc.	Citibank N.A.	13,040	02/22/28	0.20%	1D OBFR01	Monthly	(433)
Wp Carey, Inc.	Barclays Bank PLC	173,846	01/11/27	0.20%	1D OBFR01	Monthly	311
WW Grainger, Inc.	Barclays Bank PLC	72,792	01/11/27	0.20%	1D OBFR01	Monthly	373
Wyndham Hotels and Resorts, Inc.	Morgan Stanley & Co. International PLC	25,913	12/09/27	0.20%	1D FEDL01	Monthly	(1,173)
Xcel Energy, Inc.	Morgan Stanley & Co. International PLC	56,867	12/09/27	0.20%	1D FEDL01	Monthly	1,945
XPO, Inc.	Goldman Sachs Bank USA	249,402	08/18/26	0.20%	1D FEDL01	Monthly	8,590
Xylem, Inc.	Citibank N.A.	245,668	02/22/28	0.20%	1D OBFR01	Monthly	(4,504)
Xylem, Inc.	Citibank N.A.	96,075	02/22/28	0.20%	1D OBFR01	Monthly	(2,610)
Yaskawa Electric Corp.	Morgan Stanley & Co. International PLC	721,669	12/09/27	0.25%	1D P TONA	Monthly	26,537
Yum! Brands, Inc.	Morgan Stanley & Co. International PLC	49,878	12/09/27	0.20%	1D FEDL01	Monthly	411
Zions Bancorp Na	Citibank N.A.	143,210	02/22/28	0.20%	1D OBFR01	Monthly	3,290
Zoetis, Inc.	Barclays Bank PLC	85,024	01/11/27	0.20%	1D OBFR01	Monthly	(291)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Zoetis, Inc.	Citibank N.A.	$120,264	02/22/28	0.20%	1D OBFR01	Monthly	$(2,305)
Zscaler, Inc.	Goldman Sachs Bank USA	211,775	08/18/26	0.20%	1D FEDL01	Monthly	(2,426)
Zurn Elkay Water Solutions Corp.	Goldman Sachs Bank USA	34,731	08/18/26	0.20%	1D FEDL01	Monthly	2,576
Total long positions of equity swaps							398,973
Short Contracts(b)
3i Group PLC	Goldman Sachs Bank USA	$(67,733)	08/19/26	(0.25)%	1D SONIA	Monthly	$6,281
A O Smith Corp.	Citibank N.A.	(45,237)	02/22/28	0.00%	1D OBFR01	Monthly	2,073
AAON, Inc.	Morgan Stanley & Co. International PLC	(87,271)	12/09/27	(0.15)%	1D FEDL01	Monthly	3,199
ABN AMRO Bank NV	Citibank N.A.	(835,716)	11/11/26	0.00%	1D ESTR	Monthly	2,480
Admiral Group PLC	Citibank N.A.	(291,843)	11/11/26	0.00%	1D SONIA	Monthly	3,268
Advance Auto Parts, Inc.	Barclays Bank PLC	(78,080)	01/11/27	(0.15)%	1D OBFR01	Monthly	(56)
Advanced Drainage Systems, Inc.	Citibank N.A.	(3,538)	02/22/28	0.00%	1D OBFR01	Monthly	105
Adyen Nv	Barclays Bank PLC	(776,080)	01/11/27	(0.26)%	1D ESTR	Monthly	6,474
Aedifica SA	Barclays Bank PLC	(14,668)	01/11/27	(0.26)%	1D ESTR	Monthly	—
Aedifica SA	Goldman Sachs Bank USA	(30,561)	08/19/26	(0.26)%	1D ESTR	Monthly	382
Aegon Ltd	Barclays Bank PLC	(9,330)	01/11/27	(0.26)%	1D OBFR01	Monthly	(50)
Aegon Ltd	Citibank N.A.	(38,829)	11/11/26	0.00%	1D ESTR	Monthly	(913)
Aena Sme Sa	Barclays Bank PLC	(35,669)	01/11/27	(0.26)%	1D ESTR	Monthly	(56)
Aena Sme Sa	Goldman Sachs Bank USA	(426,450)	08/19/26	(0.26)%	1D ESTR	Monthly	41,697
Aeon Co. Ltd.	Barclays Bank PLC	(38,298)	12/11/26	(0.20)%	1D P TONA	Monthly	3,576
Aeon Co. Ltd.	Citibank N.A.	(5,753)	02/24/27	0.00%	1D P TONA	Monthly	(34)
Aeroports de Paris SA	Citibank N.A.	(81,746)	11/11/26	0.00%	1D ESTR	Monthly	4,156
Aerovironment, Inc.	Goldman Sachs Bank USA	(36,524)	08/18/26	(0.15)%	1D FEDL01	Monthly	445
Affiliated Managers Group, Inc.	Citibank N.A.	(11,148)	02/22/28	0.00%	1D OBFR01	Monthly	245
Affirm Holdings, Inc.	Barclays Bank PLC	(61,187)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,114
Affirm Holdings, Inc.	Citibank N.A.	(22,625)	02/22/28	0.00%	1D OBFR01	Monthly	255
AGCO Corp.	Citibank N.A.	(21,874)	02/22/28	0.00%	1D OBFR01	Monthly	(514)
AGCO Corp.	Morgan Stanley & Co. International PLC	(131,483)	12/09/27	(0.15)%	1D FEDL01	Monthly	(3,091)
AGNC Investment Corp.	Citibank N.A.	(124,679)	02/22/28	0.00%	1D OBFR01	Monthly	(1,257)
AGNC Investment Corp.	Morgan Stanley & Co. International PLC	(88,633)	12/09/27	(0.15)%	1D FEDL01	Monthly	(894)
Agnico Eagle Mines Ltd.	Goldman Sachs Bank USA	(284,323)	08/18/26	(0.15)%	1D CORRA	Monthly	37,985
Aib Group PLC	Barclays Bank PLC	(471,665)	01/11/27	(0.26)%	1D ESTR	Monthly	(9,834)
Air Products and Chemicals, Inc.	Barclays Bank PLC	(385,435)	01/11/27	(0.15)%	1D OBFR01	Monthly	(2,830)
Airbus Se	Barclays Bank PLC	(1,057,644)	01/11/27	(0.26)%	1D ESTR	Monthly	(50,875)
Airtel Africa PLC	Citibank N.A.	(3,149)	11/11/26	0.00%	1D SONIA	Monthly	53
Aixtron Se	Citibank N.A.	(67,519)	11/11/26	0.00%	1D ESTR	Monthly	(664)
Aixtron Se	Goldman Sachs Bank USA	(20,362)	08/19/26	(0.26)%	1D ESTR	Monthly	(579)
Aixtron Se	Morgan Stanley & Co. International PLC	(33,381)	12/09/27	(0.26)%	1D ESTR	Monthly	(1,318)
Akamai Technologies, Inc.	Barclays Bank PLC	(71,667)	01/11/27	(0.15)%	1D OBFR01	Monthly	(4,332)
Alamos Gold, Inc.	Goldman Sachs Bank USA	(81,234)	08/18/26	(0.15)%	1D CORRA	Monthly	12,045
Alaska Air Group, Inc.	Barclays Bank PLC	(224,442)	01/11/27	(0.15)%	1D OBFR01	Monthly	7,186
Albertsons Cos., Inc.	Citibank N.A.	(25,429)	02/22/28	0.00%	1D OBFR01	Monthly	120
Albertsons Cos., Inc.	Goldman Sachs Bank USA	(67,031)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,010)
Alcon, Inc.	Morgan Stanley & Co. International PLC	(134,660)	12/09/27	(0.26)%	SSARON	Monthly	4,616
Alexandria Real Estate Equities, Inc.	Morgan Stanley & Co. International PLC	(50,055)	12/09/27	(0.15)%	1D FEDL01	Monthly	6,588
Alfa Laval Ab	Goldman Sachs Bank USA	(37,223)	08/19/26	(0.26)%	1D STIBOR	Monthly	92
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Alimentation Couche Tard, Inc.	Morgan Stanley & Co. International PLC	$(95,534)	12/09/27	(0.20)%	CABROVER	Monthly	$(2,376)
Allegion PLC	Citibank N.A.	(57,649)	02/22/28	0.00%	1D OBFR01	Monthly	1,832
Allegro MicroSystems, Inc.	Goldman Sachs Bank USA	(90,480)	08/18/26	(0.15)%	1D FEDL01	Monthly	(27,326)
Alliant Energy Corp.	Barclays Bank PLC	(31,151)	01/11/27	(0.15)%	1D OBFR01	Monthly	(1,084)
Alliant Energy Corp.	Citibank N.A.	(222,079)	02/22/28	0.00%	1D OBFR01	Monthly	(5,040)
Allison Transmission Holdings, Inc.	Goldman Sachs Bank USA	(536,662)	08/18/26	(0.15)%	1D FEDL01	Monthly	(30,564)
Allstate Corp.	Morgan Stanley & Co. International PLC	(104,057)	12/09/27	(0.15)%	1D FEDL01	Monthly	(880)
Ally Financial, Inc.	Morgan Stanley & Co. International PLC	(121,524)	12/09/27	(0.15)%	1D FEDL01	Monthly	3,535
Als Ltd	Barclays Bank PLC	(61,460)	12/11/26	(0.25)%	1D AONIA	Monthly	1,765
Altagas Ltd	Morgan Stanley & Co. International PLC	(163,936)	12/09/27	(0.20)%	CABROVER	Monthly	(3,221)
Amadeus It Group Sa	Morgan Stanley & Co. International PLC	(4,830)	12/09/27	(0.26)%	1D ESTR	Monthly	(74)
Amcor PLC	Citibank N.A.	(135,629)	02/22/28	0.00%	1D OBFR01	Monthly	7,511
Amer Sports, Inc.	Goldman Sachs Bank USA	(308,566)	08/18/26	(0.15)%	1D FEDL01	Monthly	8,472
Ameren Corp.	Citibank N.A.	(122,634)	02/22/28	0.00%	1D OBFR01	Monthly	(4,768)
American Airlines Group, Inc.	Citibank N.A.	(133,945)	02/22/28	0.00%	1D OBFR01	Monthly	(2,300)
American Electric Power Co., Inc.	Citibank N.A.	(687,722)	02/22/28	0.00%	1D OBFR01	Monthly	(17,572)
American Electric Power Co., Inc.	Citibank N.A.	(70,812)	02/22/28	0.00%	1D OBFR01	Monthly	(2,954)
American Express Co.	Goldman Sachs Bank USA	(23,034)	08/18/26	(0.15)%	1D FEDL01	Monthly	421
American Healthcare REIT, Inc.	Goldman Sachs Bank USA	(276,264)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,921)
American Homes 4 Rent	Citibank N.A.	(217,059)	02/22/28	0.00%	1D OBFR01	Monthly	(8,687)
American Homes 4 Rent	Morgan Stanley & Co. International PLC	(16,569)	12/09/27	(0.15)%	1D FEDL01	Monthly	(911)
American Tower Corp.	Citibank N.A.	(100,849)	02/22/28	0.00%	1D OBFR01	Monthly	(3,661)
American Water Works Co., Inc.	Citibank N.A.	(890,953)	02/22/28	0.00%	1D OBFR01	Monthly	18,339
American Water Works Co., Inc.	Citibank N.A.	(183,507)	02/22/28	0.00%	1D OBFR01	Monthly	3,976
Amrize Ltd	Goldman Sachs Bank USA	(18,522)	08/18/26	(0.15)%	1D FEDL01	Monthly	613
Anglo American PLC	Barclays Bank PLC	(18,346)	01/11/27	(0.25)%	1D OBFR01	Monthly	(260)
Anglo American PLC	Goldman Sachs Bank USA	(68,345)	08/19/26	(0.25)%	1D SONIA	Monthly	(736)
Annaly Capital Management, Inc.	Citibank N.A.	(179,095)	02/22/28	0.00%	1D OBFR01	Monthly	(1,632)
Annaly Capital Management, Inc.	Citibank N.A.	(258,369)	02/22/28	0.00%	1D OBFR01	Monthly	(2,805)
Antero Midstream Corp.	Morgan Stanley & Co. International PLC	(308,223)	12/09/27	(0.15)%	1D FEDL01	Monthly	(8,660)
Antero Resources Corp.	Goldman Sachs Bank USA	(23,294)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,872)
Anz Group Holdings Ltd	Barclays Bank PLC	(504,141)	12/11/26	(0.25)%	1D AONIA	Monthly	(6,637)
Aon PLC	Citibank N.A.	(1,159,163)	02/22/28	0.00%	1D OBFR01	Monthly	47,508
Aon PLC	Goldman Sachs Bank USA	(11,811)	08/18/26	(0.15)%	1D FEDL01	Monthly	591
APA Corp.	Barclays Bank PLC	(195,230)	01/11/27	(0.15)%	1D OBFR01	Monthly	(13,389)
API Group Corp.	Citibank N.A.	(12,371)	02/22/28	0.00%	1D OBFR01	Monthly	712
Apollo Global Management, Inc.	Goldman Sachs Bank USA	(54,862)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,705)
Apollo Global Management, Inc.	Morgan Stanley & Co. International PLC	(709,499)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,164)
Applied Digital Corp.	Barclays Bank PLC	(5,351)	01/11/27	(0.38)%	1D OBFR01	Monthly	(300)
Applied Digital Corp.	Citibank N.A.	(75,018)	02/22/28	0.00%	1D OBFR01	Monthly	(4,100)
Applied Optoelectronics, Inc.	Citibank N.A.	(78,894)	02/22/28	0.00%	1D OBFR01	Monthly	(7,888)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Applied Optoelectronics, Inc.	Citibank N.A.	$(18,827)	02/22/28	0.00%	1D OBFR01	Monthly	$(1,882)
Applovin Corp.	Morgan Stanley & Co. International PLC	(495,803)	12/09/27	(0.15)%	1D FEDL01	Monthly	38,294
AptarGroup, Inc.	Citibank N.A.	(398,837)	02/22/28	0.00%	1D OBFR01	Monthly	2,442
Aramark	Goldman Sachs Bank USA	(5,126)	08/18/26	(0.15)%	1D FEDL01	Monthly	(220)
ArcelorMittal SA	Morgan Stanley & Co. International PLC	(77,773)	12/09/27	(0.26)%	1D ESTR	Monthly	4,159
Arch Capital Group Ltd	Goldman Sachs Bank USA	(19,822)	08/18/26	(0.15)%	1D FEDL01	Monthly	552
Archer Aviation, Inc.	Citibank N.A.	(25,246)	02/22/28	0.00%	1D OBFR01	Monthly	1,333
Archer Daniels Midland Co.	Goldman Sachs Bank USA	(10,294)	08/18/26	(0.15)%	1D FEDL01	Monthly	(663)
Argenx Se	Citibank N.A.	(89,971)	11/11/26	0.00%	1D ESTR	Monthly	1,353
Aris Mining Corp.	Goldman Sachs Bank USA	(336,068)	08/18/26	(0.15)%	1D CORRA	Monthly	37,347
Arista Networks, Inc.	Citibank N.A.	(63,983)	02/22/28	0.00%	1D OBFR01	Monthly	944
Aritzia, Inc.	Morgan Stanley & Co. International PLC	(4,529)	12/09/27	(0.20)%	CABROVER	Monthly	(115)
Armstrong World Industries, Inc.	Citibank N.A.	(107,635)	02/22/28	0.00%	1D OBFR01	Monthly	3,867
Arrow Electronics, Inc.	Goldman Sachs Bank USA	(118,286)	08/18/26	(0.15)%	1D FEDL01	Monthly	(13,195)
Arrowhead Pharmaceuticals, Inc.	Citibank N.A.	(169,093)	02/22/28	0.00%	1D OBFR01	Monthly	16
Artemis Gold, Inc.	Morgan Stanley & Co. International PLC	(26,268)	12/09/27	(0.20)%	CABROVER	Monthly	2,573
Arthur J Gallagher & Co.	Morgan Stanley & Co. International PLC	(1,181,397)	12/09/27	(0.15)%	1D FEDL01	Monthly	69,107
Asahi Group Holdings Ltd	Barclays Bank PLC	(237,816)	12/11/26	(0.20)%	1D P TONA	Monthly	4,475
Asahi Group Holdings Ltd	Citibank N.A.	(20,100)	02/24/27	0.00%	1D P TONA	Monthly	408
Asahi Intecc Co. Ltd.	Citibank N.A.	(6,276)	02/24/27	0.00%	1D P TONA	Monthly	(37)
Asics Corp.	Citibank N.A.	(643,694)	02/24/27	0.00%	1D P TONA	Monthly	16,107
Associated British Foods PLC	Citibank N.A.	(46,256)	11/11/26	0.00%	1D SONIA	Monthly	587
Assurant, Inc.	Citibank N.A.	(53,232)	02/22/28	0.00%	1D OBFR01	Monthly	(1,347)
AST Spacemobile, Inc.	Merrill Lynch International	(40,669)	02/15/28	(0.48)%	1D OBFR01	Monthly	4,163
AST Spacemobile, Inc.	Morgan Stanley & Co. International PLC	(21,673)	12/09/27	(0.15)%	1D FEDL01	Monthly	2,755
Astera Labs, Inc.	Goldman Sachs Bank USA	(257,025)	08/18/26	(0.15)%	1D FEDL01	Monthly	(29,048)
Asx Ltd	Barclays Bank PLC	(88,281)	12/11/26	(0.25)%	1D AONIA	Monthly	(2,417)
Asx Ltd	Citibank N.A.	(5,624)	02/24/27	(0.50)%	1D AONIA	Monthly	(154)
Athabasca Oil Corp.	Morgan Stanley & Co. International PLC	(195,690)	12/09/27	(0.20)%	CABROVER	Monthly	(6,345)
Atkinsrealis Group, Inc.	Morgan Stanley & Co. International PLC	(162,234)	12/09/27	(0.20)%	CABROVER	Monthly	(3,442)
Atlas Copco AB	Barclays Bank PLC	(116,489)	01/11/27	(0.26)%	1D STIBOR	Monthly	4,599
Atlas Copco AB	Citibank N.A.	(209,695)	11/11/26	0.00%	TN STIBOR	Monthly	9,312
Atlassian Corp.	Goldman Sachs Bank USA	(71,148)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,792)
Atmos Energy Corp.	Citibank N.A.	(221,698)	02/22/28	0.00%	1D OBFR01	Monthly	(6,278)
Atmos Energy Corp.	Morgan Stanley & Co. International PLC	(10,037)	12/09/27	(0.15)%	1D FEDL01	Monthly	(412)
Auckland International Airport Ltd.	Citibank N.A.	(259,357)	02/24/27	(0.50)%	1M BBR	Monthly	(947)
Autodesk, Inc.	Goldman Sachs Bank USA	(4,456)	08/18/26	(0.15)%	1D FEDL01	Monthly	190
Automatic Data Processing, Inc.	Barclays Bank PLC	(729,519)	01/11/27	(0.15)%	1D OBFR01	Monthly	(33,253)
Autonation, Inc.	Citibank N.A.	(97,419)	02/22/28	0.00%	1D OBFR01	Monthly	(4,311)
Autonation, Inc.	Citibank N.A.	(173,529)	02/22/28	0.00%	1D OBFR01	Monthly	(7,631)
Autozone, Inc.	Citibank N.A.	(653,669)	02/22/28	0.00%	1D OBFR01	Monthly	(20,464)
Autozone, Inc.	Goldman Sachs Bank USA	(3,536)	08/18/26	(0.15)%	1D FEDL01	Monthly	(168)
AvalonBay Communities, Inc.	Citibank N.A.	(68,053)	02/22/28	0.00%	1D OBFR01	Monthly	(3,683)
AvalonBay Communities, Inc.	Citibank N.A.	(8,223)	02/22/28	0.00%	1D OBFR01	Monthly	(561)
Avantor, Inc.	Barclays Bank PLC	(131,493)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,391
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Avery Dennison Corp.	Citibank N.A.	$(83,468)	02/22/28	0.00%	1D OBFR01	Monthly	$684
Avis Budget Group, Inc.	Barclays Bank PLC	(36,997)	01/11/27	(3.50)%	1D OBFR01	Monthly	20,194
Avis Budget Group, Inc.	Citibank N.A.	(13,433)	02/22/28	(3.39)%	1D OBFR01	Monthly	63
Avis Budget Group, Inc.	Merrill Lynch International	(38,271)	02/15/28	(3.71)%	1D OBFR01	Monthly	3,401
Aviva PLC	Citibank N.A.	(27,054)	11/11/26	0.00%	1D SONIA	Monthly	457
Axon Enterprise, Inc.	Barclays Bank PLC	(338,794)	01/11/27	(0.15)%	1D OBFR01	Monthly	914
Axon Enterprise, Inc.	Barclays Bank PLC	(28,624)	01/11/27	(0.15)%	1D OBFR01	Monthly	99
Axsome Therapeutics, Inc.	Citibank N.A.	(5,779)	02/22/28	0.00%	1D OBFR01	Monthly	(661)
Bae Systems PLC	Citibank N.A.	(63,515)	11/11/26	0.00%	1D SONIA	Monthly	2,074
Ball Corp.	Citibank N.A.	(88,430)	02/22/28	0.00%	1D OBFR01	Monthly	536
Ball Corp.	Citibank N.A.	(2,883)	02/22/28	0.00%	1D OBFR01	Monthly	73
Banca Monte dei Paschi di Siena SpA	Goldman Sachs Bank USA	(413,711)	08/19/26	(0.26)%	1D ESTR	Monthly	(22,857)
Banco Bpm Spa	Morgan Stanley & Co. International PLC	(26,768)	12/09/27	(0.26)%	1D ESTR	Monthly	(29)
Banco Comercial Portugues SA	Barclays Bank PLC	(445,525)	01/11/27	(0.26)%	1D ESTR	Monthly	(10,793)
Banco De Sabadell Sa	Barclays Bank PLC	(17,971)	01/11/27	(0.26)%	1D ESTR	Monthly	(26)
Banco De Sabadell Sa	Citibank N.A.	(125,882)	11/11/26	0.00%	1D ESTR	Monthly	(3,175)
Bandai Namco Holdings, Inc.	Citibank N.A.	(889,307)	02/24/27	0.00%	1D P TONA	Monthly	67,508
Bank Hapoalim Bm	Goldman Sachs Bank USA	(8,172)	08/19/26	(0.55)%	SHIR	Monthly	176
Bank Leumi Le-Israel BM	Goldman Sachs Bank USA	(4,571)	08/19/26	(0.55)%	SHIR	Monthly	14
Bank of America Corp.	Barclays Bank PLC	(197,483)	01/11/27	(0.15)%	1D OBFR01	Monthly	(1,655)
Bank Of Ireland Group PLC	Barclays Bank PLC	(7,327)	01/11/27	(0.26)%	1D ESTR	Monthly	(20)
Bank Of Ireland Group PLC	Citibank N.A.	(213,231)	11/11/26	0.00%	1D ESTR	Monthly	(1,510)
Bank Of Montreal	Goldman Sachs Bank USA	(499,454)	08/18/26	(0.15)%	1D CORRA	Monthly	(1,677)
Bank of New York Mellon Corp.	Citibank N.A.	(764,220)	02/22/28	0.00%	1D OBFR01	Monthly	5,030
Bank of New York Mellon Corp.	Citibank N.A.	(81,528)	02/22/28	0.00%	1D OBFR01	Monthly	906
Banque Cantonale Vaudoise	Barclays Bank PLC	(60,459)	01/11/27	(0.26)%	SSARON	Monthly	(207)
Bath & Body Works, Inc.	Barclays Bank PLC	(46,749)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,504
Bawag Group Ag	Citibank N.A.	(28,159)	11/11/26	(0.04)%	1D ESTR	Monthly	931
Bawag Group Ag	Goldman Sachs Bank USA	(105,096)	08/19/26	(0.26)%	1D ESTR	Monthly	1,318
Baxter International, Inc.	Citibank N.A.	(37,114)	02/22/28	0.00%	1D OBFR01	Monthly	1,480
Bayer AG	Barclays Bank PLC	(6,295)	01/11/27	(0.26)%	1D ESTR	Monthly	(27)
Bayer AG	Morgan Stanley & Co. International PLC	(564,785)	12/09/27	(0.26)%	1D ESTR	Monthly	27,629
Bayerische Motoren Werke Ag	Barclays Bank PLC	(127,957)	01/11/27	(0.26)%	1D ESTR	Monthly	(161)
Bayerische Motoren Werke Ag	Citibank N.A.	(520,661)	11/11/26	(0.08)%	1D ESTR	Monthly	24,843
Bayerische Motoren Werke Ag	Goldman Sachs Bank USA	(490,182)	08/19/26	(0.26)%	1D ESTR	Monthly	15,320
Bayerische Motoren Werke AG	Barclays Bank PLC	(8,929)	01/11/27	(0.26)%	1D ESTR	Monthly	(13)
Bayerische Motoren Werke AG	Citibank N.A.	(14,943)	11/11/26	0.00%	1D ESTR	Monthly	343
BCE, Inc.	Goldman Sachs Bank USA	(195,329)	08/18/26	(0.15)%	1D CORRA	Monthly	2,744
Becton Dickinson & Co.	Citibank N.A.	(628,826)	02/22/28	0.00%	1D OBFR01	Monthly	26,704
Beiersdorf Ag	Citibank N.A.	(322,910)	11/11/26	0.00%	1D ESTR	Monthly	14,937
Belimo Holding AG	Citibank N.A.	(67,716)	11/11/26	0.00%	SSARON	Monthly	(50)
Bellring Brands, Inc.	Barclays Bank PLC	(76,464)	01/11/27	(0.15)%	1D OBFR01	Monthly	(5,256)
Berkshire Hathaway, Inc.	Citibank N.A.	(58,175)	02/22/28	0.00%	1D OBFR01	Monthly	(1,025)
Berkshire Hathaway, Inc.	Goldman Sachs Bank USA	(210,496)	08/18/26	(0.15)%	1D FEDL01	Monthly	218
Bill Holdings, Inc.	Barclays Bank PLC	(16,136)	01/11/27	(0.15)%	1D OBFR01	Monthly	822
Biogen, Inc.	Goldman Sachs Bank USA	(7,402)	08/18/26	(0.15)%	1D FEDL01	Monthly	(358)
Bio-Rad Laboratories, Inc.	Citibank N.A.	(102,466)	02/22/28	0.00%	1D OBFR01	Monthly	4,144
Birkenstock Holding PLC	Citibank N.A.	(52,746)	02/22/28	0.00%	1D OBFR01	Monthly	2,810
BitMine Immersion Technologies, Inc.	Morgan Stanley & Co. International PLC	(156,766)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,145)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs Bank USA	$(69,812)	08/18/26	(0.15)%	1D FEDL01	Monthly	$(1,732)
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs Bank USA	(6,349)	08/18/26	(0.15)%	1D FEDL01	Monthly	(223)
Block, Inc.	Barclays Bank PLC	(82,505)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,265
Bloom Energy Corp.	Citibank N.A.	(24,624)	02/22/28	0.00%	1D OBFR01	Monthly	(5,695)
Bloom Energy Corp.	Citibank N.A.	(18,380)	02/22/28	0.00%	1D OBFR01	Monthly	(4,289)
BNP Paribas SA	Morgan Stanley & Co. International PLC	(23,317)	12/09/27	(0.26)%	1D ESTR	Monthly	2
Boc Hong Kong Holdings Ltd	Citibank N.A.	(59,145)	02/24/27	0.00%	HONIA	Monthly	(1,253)
Boeing Co/the	Citibank N.A.	(189,895)	02/22/28	0.00%	1D OBFR01	Monthly	946
Boeing Co/the	Citibank N.A.	(80,948)	02/22/28	0.00%	1D OBFR01	Monthly	788
Boliden Ab	Goldman Sachs Bank USA	(75,339)	08/19/26	(0.26)%	1D STIBOR	Monthly	8,738
Bollore Se	Citibank N.A.	(113,456)	11/11/26	0.00%	1D ESTR	Monthly	(3,938)
Bombardier, Inc.	Morgan Stanley & Co. International PLC	(368,590)	12/09/27	(0.20)%	CABROVER	Monthly	(55,121)
Boston Scientific Corp.	Goldman Sachs Bank USA	(24,293)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,632
Bouygues Sa	Barclays Bank PLC	(8,142)	01/11/27	(0.26)%	1D ESTR	Monthly	(19)
Bouygues Sa	Citibank N.A.	(141,135)	11/11/26	0.00%	1D ESTR	Monthly	2,984
Boyd Gaming Corp.	Goldman Sachs Bank USA	(82,300)	08/18/26	(0.15)%	1D FEDL01	Monthly	(911)
Bridgebio Pharma, Inc.	Barclays Bank PLC	(64,093)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,867
Bridgebio Pharma, Inc.	Goldman Sachs Bank USA	(123,465)	08/18/26	(0.15)%	1D FEDL01	Monthly	10,472
Bright Horizons Family Solutions, Inc.	Goldman Sachs Bank USA	(9,232)	08/18/26	(0.15)%	1D FEDL01	Monthly	310
BrightSpring Health Services, Inc.	Citibank N.A.	(94,822)	02/22/28	0.00%	1D OBFR01	Monthly	(734)
BrightSpring Health Services, Inc.	Morgan Stanley & Co. International PLC	(16,840)	12/09/27	(0.15)%	1D FEDL01	Monthly	(286)
British American Tobacco PLC	Barclays Bank PLC	(61,512)	01/11/27	(0.25)%	1D OBFR01	Monthly	(92)
British American Tobacco PLC	Citibank N.A.	(174,764)	11/11/26	0.00%	1D SONIA	Monthly	(4,276)
Brixmor Property Group, Inc.	Citibank N.A.	(30,939)	02/22/28	0.00%	1D OBFR01	Monthly	7
Broadridge Financial Solutions, Inc.	Barclays Bank PLC	(4,807)	01/11/27	(0.15)%	1D OBFR01	Monthly	34
Brookfield Asset Management Ltd.	Goldman Sachs Bank USA	(435,298)	08/18/26	(0.15)%	1D CORRA	Monthly	10,737
Brown & Brown, Inc.	Morgan Stanley & Co. International PLC	(1,197,342)	12/09/27	(0.15)%	1D FEDL01	Monthly	125,349
Brown Forman Corp.	Barclays Bank PLC	(86,360)	01/11/27	(0.15)%	1D OBFR01	Monthly	8,355
Bruker Corp.	Barclays Bank PLC	(48,278)	01/11/27	(0.15)%	1D OBFR01	Monthly	3,602
Bruker Corp.	Citibank N.A.	(117,526)	02/22/28	0.00%	1D OBFR01	Monthly	4,092
Bt Group PLC	Citibank N.A.	(63,965)	11/11/26	0.00%	1D SONIA	Monthly	(32)
Builders Firstsource, Inc.	Barclays Bank PLC	(6,032)	01/11/27	(0.15)%	1D OBFR01	Monthly	733
Builders Firstsource, Inc.	Citibank N.A.	(91,695)	02/22/28	0.00%	1D OBFR01	Monthly	10,074
Bunge Global Sa	Citibank N.A.	(365,131)	02/22/28	0.00%	1D OBFR01	Monthly	(3,753)
Bunge Global Sa	Morgan Stanley & Co. International PLC	(46,158)	12/09/27	(0.15)%	1D FEDL01	Monthly	(477)
Bunzl PLC	Barclays Bank PLC	(19,777)	01/11/27	(0.25)%	1D SONIA	Monthly	(3)
Bunzl PLC	Citibank N.A.	(163,039)	11/11/26	0.00%	1D SONIA	Monthly	(539)
Burlington Stores, Inc.	Citibank N.A.	(166,681)	02/22/28	0.00%	1D OBFR01	Monthly	5,716
Buzzi Spa	Morgan Stanley & Co. International PLC	(210,543)	12/09/27	(0.26)%	1D ESTR	Monthly	5,654
BXP, Inc.	Citibank N.A.	(116,666)	02/22/28	0.00%	1D OBFR01	Monthly	(430)
CACI International, Inc.	Citibank N.A.	(52,669)	02/22/28	0.00%	1D OBFR01	Monthly	(843)
CACI International, Inc.	Morgan Stanley & Co. International PLC	(63,515)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,428)
Cadence Design Systems, Inc.	Citibank N.A.	(634,411)	02/22/28	0.00%	1D OBFR01	Monthly	2,916
CAE, Inc.	Morgan Stanley & Co. International PLC	(368,906)	12/09/27	(0.20)%	CABROVER	Monthly	(7,041)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Caesars Entertainment, Inc.	Citibank N.A.	$(111,609)	02/22/28	0.00%	1D OBFR01	Monthly	$(1,259)
Camden Property Trust	Goldman Sachs Bank USA	(61,740)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,217)
Camden Property Trust	Morgan Stanley & Co. International PLC	(7,104)	12/09/27	(0.15)%	1D FEDL01	Monthly	(248)
Cameco Corp.	Goldman Sachs Bank USA	(495,314)	08/18/26	(0.15)%	1D CORRA	Monthly	(8,693)
Canadian Apartment Properties REIT	Morgan Stanley & Co. International PLC	(6,214)	12/09/27	(0.20)%	CABROVER	Monthly	(33)
Canadian Imperial Bank of Commerce	Goldman Sachs Bank USA	(381,367)	08/18/26	(0.15)%	1D CORRA	Monthly	(6,834)
Canadian Utilities Ltd.	Morgan Stanley & Co. International PLC	(143,956)	12/09/27	(0.20)%	CABROVER	Monthly	(4,154)
Capcom Co. Ltd.	Barclays Bank PLC	(409,005)	12/11/26	(0.20)%	1D P TONA	Monthly	22,625
Capital One Financial Corp.	Goldman Sachs Bank USA	(32,680)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,880
Capital Power Corp.	Morgan Stanley & Co. International PLC	(58,755)	12/09/27	(0.20)%	CABROVER	Monthly	576
Car Group Ltd	Barclays Bank PLC	(226,863)	12/11/26	(0.25)%	1D AONIA	Monthly	1,037
Car Group Ltd	Goldman Sachs Bank USA	(2,837)	08/19/26	(0.30)%	1D AONIA	Monthly	(188)
Caretrust REIT, Inc.	Citibank N.A.	(588,122)	02/22/28	0.00%	1D OBFR01	Monthly	(31,480)
Carlisle Cos, Inc.	Citibank N.A.	(4,242)	02/22/28	0.00%	1D OBFR01	Monthly	(21)
Carlsberg AS	Citibank N.A.	(91,349)	11/11/26	0.00%	DESTR	Monthly	(4,795)
Carlyle Group Inc/the	Citibank N.A.	(122,055)	02/22/28	0.00%	1D OBFR01	Monthly	(216)
CarMax, Inc.	Morgan Stanley & Co. International PLC	(256,137)	12/09/27	(0.15)%	1D FEDL01	Monthly	426
Carnival Corp.	Citibank N.A.	(4,310)	02/22/28	0.00%	1D OBFR01	Monthly	69
Carrier Global Corp.	Citibank N.A.	(155,185)	02/22/28	0.00%	1D OBFR01	Monthly	(11,867)
Carvana Co.	Barclays Bank PLC	(396,367)	01/11/27	(0.15)%	1D OBFR01	Monthly	19,961
Carvana Co.	Goldman Sachs Bank USA	(6,679)	08/18/26	(0.15)%	1D FEDL01	Monthly	(445)
Casella Waste Systems, Inc.	Barclays Bank PLC	(71,948)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,415
Casella Waste Systems, Inc.	Goldman Sachs Bank USA	(30,414)	08/18/26	(0.15)%	1D FEDL01	Monthly	854
Casey's General Stores, Inc.	Citibank N.A.	(168,543)	02/22/28	0.00%	1D OBFR01	Monthly	(6,574)
Caterpillar, Inc.	Citibank N.A.	(29,119)	02/22/28	0.00%	1D OBFR01	Monthly	(2,925)
Cava Group, Inc.	Citibank N.A.	(115,229)	02/22/28	0.00%	1D OBFR01	Monthly	3,978
CBRE Group, Inc.	Barclays Bank PLC	(144,155)	01/11/27	(0.15)%	1D OBFR01	Monthly	10,132
Cdw Corp/de	Morgan Stanley & Co. International PLC	(4,465)	12/09/27	(0.15)%	1D FEDL01	Monthly	(53)
Celanese Corp.	Citibank N.A.	(180,326)	02/22/28	0.00%	1D OBFR01	Monthly	(6,556)
Celestica, Inc.	Goldman Sachs Bank USA	(18,998)	08/18/26	(0.15)%	1D CORRA	Monthly	113
Celsius Holdings, Inc.	Citibank N.A.	(153,827)	02/22/28	0.00%	1D OBFR01	Monthly	(1,501)
Celsius Holdings, Inc.	Citibank N.A.	(23,980)	02/22/28	0.00%	1D OBFR01	Monthly	(224)
Cencora, Inc.	Goldman Sachs Bank USA	(286,139)	08/18/26	(0.15)%	1D FEDL01	Monthly	8,623
Cenovus Energy, Inc.	Morgan Stanley & Co. International PLC	(655,446)	12/09/27	(0.20)%	CABROVER	Monthly	(72,212)
Centene Corp.	Citibank N.A.	(83,466)	02/22/28	0.00%	1D OBFR01	Monthly	(31,645)
CenterPoint Energy, Inc.	Citibank N.A.	(216,870)	02/22/28	0.00%	1D OBFR01	Monthly	(5,265)
CenterPoint Energy, Inc.	Citibank N.A.	(183,290)	02/22/28	0.00%	1D OBFR01	Monthly	(5,235)
Central Japan Railway Co.	Barclays Bank PLC	(7,951)	12/11/26	(0.20)%	1D P TONA	Monthly	753
Central Japan Railway Co.	Citibank N.A.	(703,377)	02/24/27	0.00%	1D P TONA	Monthly	62,832
Centrica PLC	Citibank N.A.	(161,439)	11/11/26	0.00%	1D SONIA	Monthly	(3,769)
Centrus Energy Corp.	Merrill Lynch International	(32,246)	02/15/28	0.00%	1D OBFR01	Monthly	(2,562)
Centrus Energy Corp.	Morgan Stanley & Co. International PLC	(77,303)	12/09/27	(0.24)%	1D FEDL01	Monthly	2,413
Century Aluminum Company	Goldman Sachs Bank USA	(14,036)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,018
CF Industries Holdings, Inc.	Citibank N.A.	(381,066)	02/22/28	0.00%	1D OBFR01	Monthly	(5,072)
Charles River Laboratories International, Inc.	Citibank N.A.	(52,066)	02/22/28	0.00%	1D OBFR01	Monthly	3,811
Charter Communications, Inc.	Citibank N.A.	(252,346)	02/22/28	0.00%	1D OBFR01	Monthly	44,893
Cheniere Energy, Inc.	Goldman Sachs Bank USA	(145,530)	08/18/26	(0.15)%	1D FEDL01	Monthly	(9,817)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Chewy, Inc.	Morgan Stanley & Co. International PLC	$(18,036)	12/09/27	(0.15)%	1D FEDL01	Monthly	$1,081
Chubb Ltd	Citibank N.A.	(44,258)	02/22/28	0.00%	1D OBFR01	Monthly	(214)
Chubb Ltd	Morgan Stanley & Co. International PLC	(205,641)	12/09/27	(0.15)%	1D FEDL01	Monthly	(42)
Chubu Electric Power Co, Inc.	Citibank N.A.	(206,751)	02/24/27	0.00%	1D P TONA	Monthly	(4,795)
Chugai Pharmaceutical Co. Ltd.	Citibank N.A.	(285,369)	02/24/27	0.00%	1D P TONA	Monthly	13,390
Church & Dwight Co, Inc.	Morgan Stanley & Co. International PLC	(8,547)	12/09/27	(0.15)%	1D FEDL01	Monthly	(383)
Churchill Downs, Inc.	Citibank N.A.	(42,602)	02/22/28	0.00%	1D OBFR01	Monthly	(5,772)
Cie Financiere Richemont SA	Citibank N.A.	(590,565)	11/11/26	0.00%	SSARON	Monthly	2,915
Cie Generale des Etablissements Michelin SCA	Citibank N.A.	(213,665)	11/11/26	0.00%	1D ESTR	Monthly	5,366
Ciena Corp.	Citibank N.A.	(343,773)	02/22/28	0.00%	1D OBFR01	Monthly	(19,730)
Cincinnati Financial Corp.	Barclays Bank PLC	(404,282)	01/11/27	(0.15)%	1D OBFR01	Monthly	5,098
Cinemark Holdings, Inc.	Citibank N.A.	(33,009)	02/22/28	0.00%	1D OBFR01	Monthly	(1,145)
Cintas Corp.	Goldman Sachs Bank USA	(403,971)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,885
Circle Internet Group, Inc.	Citibank N.A.	(319,591)	02/22/28	0.00%	1D OBFR01	Monthly	36,500
Citigroup, Inc.	Merrill Lynch International	(5,268)	02/15/28	0.10%	1D OBFR01	Monthly	148
Citigroup, Inc.	Morgan Stanley & Co. International PLC	(91,589)	12/09/27	(0.15)%	1D FEDL01	Monthly	1,235
CK Infrastructure Holdings Ltd.	Barclays Bank PLC	(46,556)	12/11/26	(0.30)%	HONIA	Monthly	254
CK Infrastructure Holdings Ltd.	Citibank N.A.	(12,697)	02/24/27	0.00%	HONIA	Monthly	69
Clean Harbors, Inc.	Citibank N.A.	(28,918)	02/22/28	0.00%	1D OBFR01	Monthly	(787)
Clear Secure, Inc.	Citibank N.A.	(53,833)	02/22/28	0.00%	1D OBFR01	Monthly	1,885
Cleveland Cliffs, Inc.	Citibank N.A.	(65,816)	02/22/28	0.00%	1D OBFR01	Monthly	(3,595)
Clorox Co./The	Morgan Stanley & Co. International PLC	(369,817)	12/09/27	(0.15)%	1D FEDL01	Monthly	1,512
Cloudflare, Inc.	Goldman Sachs Bank USA	(123,687)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,494)
Cloudflare, Inc.	Goldman Sachs Bank USA	(5,134)	08/18/26	(0.15)%	1D FEDL01	Monthly	(401)
Clp Holdings Ltd	Goldman Sachs Bank USA	(9,499)	08/19/26	(0.30)%	HONIA	Monthly	(116)
CMS Energy Corp.	Citibank N.A.	(158,623)	02/22/28	0.00%	1D OBFR01	Monthly	(2,837)
Cnh Industrial Nv	Barclays Bank PLC	(37,650)	01/11/27	(0.15)%	1D OBFR01	Monthly	(863)
CNX Resources Corp.	Goldman Sachs Bank USA	(55,444)	08/18/26	(0.15)%	1D FEDL01	Monthly	620
Coca Cola Co./the	Morgan Stanley & Co. International PLC	(92,558)	12/09/27	(0.15)%	1D FEDL01	Monthly	(2,269)
Coca Cola Consolidated, Inc.	Citibank N.A.	(298,556)	02/22/28	0.00%	1D OBFR01	Monthly	(28,325)
Coca Cola Consolidated, Inc.	Goldman Sachs Bank USA	(41,736)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,995)
Coca-Cola Europacific Partners PLC	Barclays Bank PLC	(606,983)	01/11/27	(0.15)%	1D OBFR01	Monthly	10,057
Coca-Cola Europacific Partners PLC	Morgan Stanley & Co. International PLC	(54,376)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1)
Coca-Cola HBC AG	Barclays Bank PLC	(15,314)	01/11/27	(0.25)%	1D SONIA	Monthly	(26)
Coca-Cola HBC AG	Goldman Sachs Bank USA	(125,594)	08/19/26	(0.25)%	1D SONIA	Monthly	71
Cochlear Ltd.	Barclays Bank PLC	(183,533)	12/11/26	(0.25)%	1D AONIA	Monthly	9,348
Cochlear Ltd.	Goldman Sachs Bank USA	(67,612)	08/19/26	(0.30)%	1D AONIA	Monthly	30,461
Coeur Mining, Inc.	Citibank N.A.	(143,090)	02/22/28	0.00%	1D OBFR01	Monthly	7,615
Coinbase Global, Inc.	Goldman Sachs Bank USA	(662,084)	08/18/26	(0.15)%	1D FEDL01	Monthly	24,793
Coinbase Global, Inc.	Goldman Sachs Bank USA	(16,064)	08/18/26	(0.15)%	1D FEDL01	Monthly	667
Colgate Palmolive Co.	Citibank N.A.	(36,893)	02/22/28	0.00%	1D OBFR01	Monthly	(1,348)
Coloplast A/S	Citibank N.A.	(138,690)	11/11/26	0.00%	DESTR	Monthly	9,460
Columbia Banking System, Inc.	Citibank N.A.	(39,817)	02/22/28	0.00%	1D OBFR01	Monthly	(824)
Commerce Bancshares, Inc.	Citibank N.A.	(12,599)	02/22/28	0.00%	1D OBFR01	Monthly	(356)
Commercial Metals Co.	Goldman Sachs Bank USA	(6,166)	08/18/26	(0.15)%	1D FEDL01	Monthly	(385)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Commonwealth Bank of Australia	Barclays Bank PLC	$(554,921)	12/11/26	(0.25)%	1D AONIA	Monthly	$(1,556)
Commvault Systems, Inc.	Morgan Stanley & Co. International PLC	(97,300)	12/09/27	(0.15)%	1D FEDL01	Monthly	(3,359)
Compass, Inc.	Goldman Sachs Bank USA	(82,053)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,269)
Consolidated Edison, Inc.	Citibank N.A.	(327,611)	02/22/28	0.00%	1D OBFR01	Monthly	(8,642)
Consolidated Edison, Inc.	Morgan Stanley & Co. International PLC	(126,512)	12/09/27	(0.15)%	1D FEDL01	Monthly	(3,931)
Constellation Brands, Inc.	Goldman Sachs Bank USA	(13,936)	08/18/26	(0.15)%	1D FEDL01	Monthly	626
Constellation Energy Corp.	Citibank N.A.	(569,965)	02/22/28	0.00%	1D OBFR01	Monthly	(36,942)
Constellation Energy Corp.	Citibank N.A.	(53,699)	02/22/28	0.00%	1D OBFR01	Monthly	(4,832)
Constellation Software, Inc./Canada	Morgan Stanley & Co. International PLC	(421,585)	12/09/27	(0.20)%	CABROVER	Monthly	24,553
Construction Partners, Inc.	Goldman Sachs Bank USA	(87,664)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,791)
Contact Energy Ltd.	Citibank N.A.	(50,191)	02/24/27	(0.50)%	1M BBR	Monthly	(588)
Convatec Group PLC	Citibank N.A.	(4,072)	11/11/26	0.00%	1D SONIA	Monthly	367
Cooper Cos Inc/the	Barclays Bank PLC	(264,825)	01/11/27	(0.15)%	1D OBFR01	Monthly	14,672
Copart, Inc.	Morgan Stanley & Co. International PLC	(23,239)	12/09/27	(0.15)%	1D FEDL01	Monthly	393
Core & Main, Inc.	Citibank N.A.	(24,529)	02/22/28	0.00%	1D OBFR01	Monthly	(706)
Core & Main, Inc.	Morgan Stanley & Co. International PLC	(198,059)	12/09/27	(0.15)%	1D FEDL01	Monthly	(5,487)
Corebridge Financial, Inc.	Goldman Sachs Bank USA	(19,319)	08/18/26	(0.15)%	1D FEDL01	Monthly	(592)
Corebridge Financial, Inc.	Morgan Stanley & Co. International PLC	(5,342)	12/09/27	(0.15)%	1D FEDL01	Monthly	—
CoreWeave, Inc.	Citibank N.A.	(42,131)	02/22/28	0.00%	1D OBFR01	Monthly	2,736
CoreWeave, Inc.	Goldman Sachs Bank USA	(38,337)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,290
Corning, Inc.	Barclays Bank PLC	(1,164,527)	01/11/27	(0.15)%	1D OBFR01	Monthly	28,315
Corpay, Inc.	Goldman Sachs Bank USA	(236,266)	08/18/26	(0.15)%	1D FEDL01	Monthly	11,317
Corpay, Inc.	Morgan Stanley & Co. International PLC	(158,536)	12/09/27	(0.15)%	1D FEDL01	Monthly	9,898
Costar Group, Inc.	Goldman Sachs Bank USA	(404,389)	08/18/26	(0.15)%	1D FEDL01	Monthly	42,715
Costar Group, Inc.	Goldman Sachs Bank USA	(15,016)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,795
Covivio SA/France	Barclays Bank PLC	(4,786)	01/11/27	(0.26)%	1D ESTR	Monthly	24
Credit Acceptance Corp.	Citibank N.A.	(102,191)	02/22/28	(0.03)%	1D OBFR01	Monthly	4,239
Credit Agricole Sa	Barclays Bank PLC	(39,238)	01/11/27	(0.26)%	1D ESTR	Monthly	(119)
Credit Agricole Sa	Citibank N.A.	(124,476)	11/11/26	0.00%	1D ESTR	Monthly	4,314
Credo Technology Group Holding Ltd.	Goldman Sachs Bank USA	(434,922)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,411)
Crescent Energy Co.	Goldman Sachs Bank USA	(95,108)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,793)
Crocs, Inc.	Morgan Stanley & Co. International PLC	(77,955)	12/09/27	(0.15)%	1D FEDL01	Monthly	2,082
Croda International PLC	Barclays Bank PLC	(5,272)	01/11/27	(0.25)%	1D OBFR01	Monthly	(3)
Croda International PLC	Citibank N.A.	(7,608)	11/11/26	0.00%	1D SONIA	Monthly	316
Crown Castle, Inc.	Barclays Bank PLC	(96,847)	01/11/27	(0.15)%	1D OBFR01	Monthly	(3,119)
Crown Holdings, Inc.	Citibank N.A.	(8,049)	02/22/28	0.00%	1D OBFR01	Monthly	282
CTS Eventim AG & Co KGaA	Citibank N.A.	(79,643)	11/11/26	0.00%	1D ESTR	Monthly	1,032
Cullen/Frost Bankers, Inc.	Citibank N.A.	(74,978)	02/22/28	0.00%	1D OBFR01	Monthly	(820)
Cummins, Inc.	Citibank N.A.	(267,217)	02/22/28	0.09%	1D OBFR01	Monthly	(12,595)
CVC Capital Partners PLC	Citibank N.A.	(244,854)	11/11/26	0.00%	1D ESTR	Monthly	3,938
CVS Health Corp.	Citibank N.A.	(100,551)	02/22/28	0.00%	1D OBFR01	Monthly	(7,726)
Cytokinetics, Inc.	Citibank N.A.	(65,113)	02/22/28	0.00%	1D OBFR01	Monthly	247
Daikin Industries Ltd	Barclays Bank PLC	(13,961)	12/11/26	(0.20)%	1D P TONA	Monthly	(169)
Daikin Industries Ltd	Citibank N.A.	(42,082)	02/24/27	0.00%	1D P TONA	Monthly	(306)
Daito Trust Construction Co. Ltd.	Barclays Bank PLC	(11,233)	12/11/26	0.00%	1D P TONA	Monthly	(13)
Danske Bank A/s	Barclays Bank PLC	(270,939)	01/11/27	(0.26)%	DESTR	Monthly	(1,269)
Darden Restaurants, Inc.	Goldman Sachs Bank USA	(550,175)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,969)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Darling Ingredients, Inc.	Citibank N.A.	$(37,656)	02/22/28	0.00%	1D OBFR01	Monthly	$(2,488)
Darling Ingredients, Inc.	Goldman Sachs Bank USA	(57,668)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,342)
Dassault Aviation Sa	Citibank N.A.	(899,797)	11/11/26	0.00%	1D ESTR	Monthly	15,062
Datadog, Inc.	Goldman Sachs Bank USA	(56,310)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3)
Davide Campari-Milano NV	Barclays Bank PLC	(65,949)	01/11/27	(0.26)%	1D ESTR	Monthly	86
DaVita, Inc.	Barclays Bank PLC	(130,167)	01/11/27	(0.15)%	1D OBFR01	Monthly	(2,323)
Deckers Outdoor Corp.	Citibank N.A.	(297,145)	02/22/28	0.00%	1D OBFR01	Monthly	11,904
Deere & Co.	Barclays Bank PLC	(120,570)	01/11/27	(0.15)%	1D OBFR01	Monthly	(2,123)
Deere & Co.	Goldman Sachs Bank USA	(543,772)	08/18/26	(0.15)%	1D FEDL01	Monthly	(12,476)
Dell Technologies, Inc.	Citibank N.A.	(101,098)	02/22/28	0.00%	1D OBFR01	Monthly	2,264
Descartes Systems Group, Inc./The	Goldman Sachs Bank USA	(306,566)	08/18/26	(0.15)%	1D CORRA	Monthly	5,036
Deutsche Boerse Ag	Morgan Stanley & Co. International PLC	(13,457)	12/09/27	(0.26)%	1D ESTR	Monthly	265
Deutsche Lufthansa AG	Barclays Bank PLC	(39,430)	01/11/27	(0.26)%	1D ESTR	Monthly	966
Deutsche Lufthansa AG	Citibank N.A.	(45,183)	11/11/26	(0.26)%	1D ESTR	Monthly	1,107
Deutsche Lufthansa AG	Goldman Sachs Bank USA	(6,553)	08/19/26	(0.26)%	1D ESTR	Monthly	435
Diageo PLC	Citibank N.A.	(410,854)	11/11/26	0.00%	1D SONIA	Monthly	(509)
Diamondback Energy, Inc.	Barclays Bank PLC	(369,516)	01/11/27	(0.15)%	1D OBFR01	Monthly	(22,415)
Dick's Sporting Goods, Inc.	Citibank N.A.	(458,931)	02/22/28	0.00%	1D OBFR01	Monthly	779
D'ieteren Group	Goldman Sachs Bank USA	(268,413)	08/19/26	(0.26)%	1D ESTR	Monthly	(3,734)
Digital Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(24,103)	12/09/27	(0.15)%	1D FEDL01	Monthly	(10)
Digitalocean Holdings, Inc.	Morgan Stanley & Co. International PLC	(63,521)	12/09/27	(0.15)%	1D FEDL01	Monthly	(605)
Disco Corp.	Barclays Bank PLC	(47,265)	12/11/26	0.00%	1D P TONA	Monthly	(314)
Discovery Silver Corp.	Goldman Sachs Bank USA	(4,654)	08/18/26	(0.20)%	1D CORRA	Monthly	842
Discovery Silver Corp.	Morgan Stanley & Co. International PLC	(133,712)	12/09/27	(0.20)%	CABROVER	Monthly	17,724
Dnb Bank Asa	Morgan Stanley & Co. International PLC	(121,229)	04/24/28	(0.26)%	NOWA	Monthly	(843)
Docusign, Inc.	Morgan Stanley & Co. International PLC	(62,679)	12/09/27	(0.15)%	1D FEDL01	Monthly	2,018
Docusign, Inc.	Morgan Stanley & Co. International PLC	(7,271)	12/09/27	(0.15)%	1D FEDL01	Monthly	234
Dollar General Corp.	Morgan Stanley & Co. International PLC	(44,614)	12/09/27	(0.15)%	1D FEDL01	Monthly	2,086
Dollar Tree, Inc.	Barclays Bank PLC	(37,549)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,424
Dominion Energy, Inc.	Barclays Bank PLC	(46,139)	01/11/27	(0.15)%	1D OBFR01	Monthly	(2,687)
Dominion Energy, Inc.	Citibank N.A.	(536,731)	02/22/28	0.00%	1D OBFR01	Monthly	(27,193)
DoorDash, Inc.	Citibank N.A.	(398,384)	02/22/28	0.00%	1D OBFR01	Monthly	29,378
DraftKings, Inc.	Citibank N.A.	(37,165)	02/22/28	0.00%	1D OBFR01	Monthly	(1,406)
Drax Group PLC	Citibank N.A.	(137,023)	11/11/26	0.00%	1D SONIA	Monthly	(2,174)
Dropbox, Inc.	Barclays Bank PLC	(120,142)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,946
Dsv A/s	Citibank N.A.	(1,161,227)	11/11/26	0.00%	DESTR	Monthly	86,224
Dt Midstream, Inc.	Morgan Stanley & Co. International PLC	(244,498)	12/09/27	(0.15)%	1D FEDL01	Monthly	(28,248)
DTE Energy Co.	Citibank N.A.	(184,880)	02/22/28	0.00%	1D OBFR01	Monthly	(8,677)
Duke Energy Corp.	Citibank N.A.	(246,662)	02/22/28	0.00%	1D OBFR01	Monthly	(7,645)
Duolingo, Inc.	Goldman Sachs Bank USA	(30,622)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,509)
Dutch Bros, Inc.	Goldman Sachs Bank USA	(57,978)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,491)
Dycom Industries, Inc.	Goldman Sachs Bank USA	(33,970)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,643)
Dynex Capital, Inc.	Goldman Sachs Bank USA	(183,436)	08/18/26	(0.63)%	1D FEDL01	Monthly	(2,545)
Eagle Materials, Inc.	Citibank N.A.	(54,522)	02/22/28	0.00%	1D OBFR01	Monthly	(1,368)
EastGroup Properties, Inc.	Citibank N.A.	(245,374)	02/22/28	0.00%	1D OBFR01	Monthly	(493)
Easyjet PLC	Citibank N.A.	(50,164)	11/11/26	0.00%	1D SONIA	Monthly	1,822
Ebara Corp.	Barclays Bank PLC	(502,575)	12/11/26	(0.20)%	1D P TONA	Monthly	9,981
Ebara Corp.	Citibank N.A.	(6,989)	02/24/27	0.00%	1D P TONA	Monthly	148
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
ebay, Inc.	Morgan Stanley & Co. International PLC	$(34,429)	12/09/27	(0.15)%	1D FEDL01	Monthly	$(961)
EchoStar Corp.	Citibank N.A.	(43,748)	02/22/28	0.00%	1D OBFR01	Monthly	(337)
Edenred SE	Citibank N.A.	(51,578)	11/11/26	0.00%	1D ESTR	Monthly	(639)
Edison International	Goldman Sachs Bank USA	(18,194)	08/18/26	(0.15)%	1D FEDL01	Monthly	474
Edp Renovaveis Sa	Morgan Stanley & Co. International PLC	(167,417)	12/09/27	(0.26)%	1D ESTR	Monthly	(8,870)
Edwards Lifesciences Corp.	Goldman Sachs Bank USA	(19,240)	08/18/26	(0.15)%	1D FEDL01	Monthly	(466)
Elanco Animal Health, Inc.	Citibank N.A.	(171,370)	02/22/28	0.00%	1D OBFR01	Monthly	687
Elanco Animal Health, Inc.	Morgan Stanley & Co. International PLC	(62,122)	12/09/27	(0.15)%	1D FEDL01	Monthly	224
Elastic Nv	Morgan Stanley & Co. International PLC	(134,356)	12/09/27	(0.15)%	1D FEDL01	Monthly	7,277
Eldorado Gold Corp.	Goldman Sachs Bank USA	(223,338)	08/18/26	(0.15)%	1D CORRA	Monthly	25,345
Electric Power Development Co. Ltd.	Barclays Bank PLC	(63,875)	12/11/26	(0.20)%	1D P TONA	Monthly	246
Electric Power Development Co. Ltd.	Citibank N.A.	(70,777)	02/24/27	0.00%	1D P TONA	Monthly	(194)
Element Solutions, Inc.	Citibank N.A.	(263,867)	02/22/28	0.00%	1D OBFR01	Monthly	(25,149)
elf Beauty, Inc.	Morgan Stanley & Co. International PLC	(135,284)	12/09/27	(0.15)%	1D FEDL01	Monthly	2,034
Eli Lilly & Co.	Citibank N.A.	(192,786)	02/22/28	0.00%	1D OBFR01	Monthly	(2,545)
Elia Group Sa/nv	Morgan Stanley & Co. International PLC	(317,902)	12/09/27	(0.26)%	1D ESTR	Monthly	(4,493)
Emera, Inc.	Goldman Sachs Bank USA	(64,352)	08/18/26	(0.15)%	1D CORRA	Monthly	(310)
Empire Co. Ltd.	Morgan Stanley & Co. International PLC	(4,286)	12/09/27	(0.20)%	CABROVER	Monthly	41
Endesa Sa	Barclays Bank PLC	(12,190)	01/11/27	(0.26)%	1D ESTR	Monthly	44
Enel Spa	Citibank N.A.	(8,427)	11/11/26	0.00%	1D ESTR	Monthly	(143)
Enersys	Goldman Sachs Bank USA	(21,728)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,157)
Engie SA	Citibank N.A.	(118,931)	11/11/26	0.00%	1D ESTR	Monthly	826
Enphase Energy, Inc.	Citibank N.A.	(91,863)	02/22/28	0.00%	1D OBFR01	Monthly	6,398
Ensign Group Inc/the	Citibank N.A.	(6,890)	02/22/28	0.00%	1D OBFR01	Monthly	(17)
Entegris, Inc.	Citibank N.A.	(175,889)	02/22/28	0.00%	1D OBFR01	Monthly	7,788
Entegris, Inc.	Goldman Sachs Bank USA	(11,645)	08/18/26	(0.15)%	1D FEDL01	Monthly	(373)
Entergy Corp.	Citibank N.A.	(944,188)	02/22/28	0.00%	1D OBFR01	Monthly	(49,557)
Entergy Corp.	Citibank N.A.	(175,173)	02/22/28	0.00%	1D OBFR01	Monthly	(10,772)
Epiroc AB	Citibank N.A.	(3,865)	11/11/26	0.00%	TN STIBOR	Monthly	(221)
Epiroc AB	Goldman Sachs Bank USA	(55,489)	08/19/26	(0.26)%	1D STIBOR	Monthly	(3,838)
Eqt Ab	Morgan Stanley & Co. International PLC	(98,877)	12/09/27	(0.26)%	1D STIBOR	Monthly	7,022
EQT Corp.	Citibank N.A.	(172,386)	02/22/28	0.00%	1D OBFR01	Monthly	(3,047)
Equifax, Inc.	Goldman Sachs Bank USA	(5,045)	08/18/26	(0.15)%	1D FEDL01	Monthly	349
Equinix, Inc.	Citibank N.A.	(95,996)	02/22/28	0.00%	1D OBFR01	Monthly	1,789
Equinox Gold Corp.	Morgan Stanley & Co. International PLC	(4,807)	12/09/27	(0.20)%	CABROVER	Monthly	(153)
Equity LifeStyle Properties, Inc.	Citibank N.A.	(74,520)	02/22/28	0.00%	1D OBFR01	Monthly	(605)
Equity Residential	Goldman Sachs Bank USA	(225,646)	08/18/26	(0.15)%	1D FEDL01	Monthly	(10,638)
Equity Residential	Morgan Stanley & Co. International PLC	(28,814)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,719)
Erie Indemnity Co.	Citibank N.A.	(10,223)	02/22/28	0.00%	1D OBFR01	Monthly	590
Essent Group Ltd	Goldman Sachs Bank USA	(38,031)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,477
Essential Properties Realty Trust, Inc.	Morgan Stanley & Co. International PLC	(18,465)	12/09/27	(0.15)%	1D FEDL01	Monthly	(79)
Essex Property Trust, Inc.	Citibank N.A.	(287,751)	02/22/28	0.00%	1D OBFR01	Monthly	(8,097)
Essex Property Trust, Inc.	Citibank N.A.	(21,941)	02/22/28	0.00%	1D OBFR01	Monthly	(959)
Essity AB	Barclays Bank PLC	(260,431)	01/11/27	(0.26)%	1D STIBOR	Monthly	194

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Estee Lauder Cos Inc/The	Goldman Sachs Bank USA	$(57,910)	08/18/26	(0.15)%	1D FEDL01	Monthly	$(83)
Estee Lauder Cos Inc/The	Morgan Stanley & Co. International PLC	(110,927)	12/09/27	(0.15)%	1D FEDL01	Monthly	(72)
Etsy, Inc.	Morgan Stanley & Co. International PLC	(117,455)	12/09/27	(0.15)%	1D FEDL01	Monthly	3,058
Everest Group Ltd	Morgan Stanley & Co. International PLC	(1,227,332)	12/09/27	(0.15)%	1D FEDL01	Monthly	(40,593)
Evergy, Inc.	Barclays Bank PLC	(318,908)	01/11/27	(0.15)%	1D OBFR01	Monthly	(10,961)
Evergy, Inc.	Goldman Sachs Bank USA	(66,346)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,003)
Everpure, Inc.	Barclays Bank PLC	(18,116)	01/11/27	(0.15)%	1D OBFR01	Monthly	(103)
Eversource Energy	Citibank N.A.	(159,215)	02/22/28	0.00%	1D OBFR01	Monthly	(5,304)
Eversource Energy	Morgan Stanley & Co. International PLC	(30,240)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,646)
Evolution Ab	Citibank N.A.	(229,765)	11/11/26	0.00%	TN STIBOR	Monthly	(7,527)
Evonik Industries Ag	Barclays Bank PLC	(36,320)	01/11/27	(0.26)%	1D ESTR	Monthly	(123)
Exelon Corp.	Citibank N.A.	(233,051)	02/22/28	0.00%	1D OBFR01	Monthly	(72)
Exor Nv	Morgan Stanley & Co. International PLC	(210,456)	12/09/27	(0.26)%	1D ESTR	Monthly	7,994
Expand Energy Corp.	Goldman Sachs Bank USA	(15,224)	08/18/26	(0.15)%	1D FEDL01	Monthly	(915)
Expedia Group, Inc.	Barclays Bank PLC	(30,694)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,883
Experian PLC	Goldman Sachs Bank USA	(286,565)	08/19/26	0.08%	1D SONIA	Monthly	4,574
Extra Space Storage, Inc.	Barclays Bank PLC	(247,116)	01/11/27	(0.15)%	1D OBFR01	Monthly	(3,568)
Extra Space Storage, Inc.	Barclays Bank PLC	(54,114)	01/11/27	(0.15)%	1D OBFR01	Monthly	(781)
F5, Inc.	Barclays Bank PLC	(9,335)	01/11/27	(0.15)%	1D OBFR01	Monthly	(382)
Fabrinet	Goldman Sachs Bank USA	(270,743)	08/18/26	(0.15)%	1D FEDL01	Monthly	89
Fair Isaac Corp.	Goldman Sachs Bank USA	(18,555)	08/18/26	(0.15)%	1D FEDL01	Monthly	105
Fair Isaac Corp.	Morgan Stanley & Co. International PLC	(197,152)	12/09/27	(0.15)%	1D FEDL01	Monthly	(10,923)
Fairfax Financial Holdings Ltd.	Morgan Stanley & Co. International PLC	(151,070)	12/09/27	(0.20)%	CABROVER	Monthly	7,436
Fanuc Corp.	Barclays Bank PLC	(8,781)	12/11/26	0.00%	1D P TONA	Monthly	(54)
Fast Retailing Co. Ltd.	Barclays Bank PLC	(515,888)	12/11/26	(0.20)%	1D P TONA	Monthly	(1,932)
Fastenal Co.	Goldman Sachs Bank USA	(1,225,641)	08/18/26	(0.15)%	1D FEDL01	Monthly	(12,315)
Fastly, Inc.	Goldman Sachs Bank USA	(46,550)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,733)
Federal Realty Invs Trust	Goldman Sachs Bank USA	(434,995)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,394)
Ferguson Enterprises, Inc.	Citibank N.A.	(51,180)	02/22/28	0.00%	1D OBFR01	Monthly	(756)
Ferrari Nv	Citibank N.A.	(716,606)	11/11/26	0.00%	1D ESTR	Monthly	22,082
Ferrovial SE	Barclays Bank PLC	(15,566)	01/11/27	(0.26)%	1D ESTR	Monthly	(22)
Ferrovial SE	Morgan Stanley & Co. International PLC	(595,129)	12/09/27	(0.26)%	1D ESTR	Monthly	10,735
Fifth Third BanCorp.	Citibank N.A.	(746,502)	02/22/28	0.00%	1D OBFR01	Monthly	(3,223)
FinecoBank Banca Fineco SpA	Citibank N.A.	(70,110)	11/11/26	0.00%	1D ESTR	Monthly	1,989
First Citizens BancShares, Inc.	Citibank N.A.	(79,788)	02/22/28	0.00%	1D OBFR01	Monthly	2,419
First Citizens BancShares, Inc.	Citibank N.A.	(125,839)	02/22/28	0.00%	1D OBFR01	Monthly	2,842
First Horizon Corp.	Morgan Stanley & Co. International PLC	(15,436)	12/09/27	(0.15)%	1D FEDL01	Monthly	(239)
First Industrial Realty Trust, Inc.	Goldman Sachs Bank USA	(63,300)	08/18/26	(0.15)%	1D FEDL01	Monthly	49
FirstCash Holdings, Inc.	Morgan Stanley & Co. International PLC	(345,949)	12/09/27	(0.15)%	1D FEDL01	Monthly	(19,133)
FirstEnergy Corp.	Barclays Bank PLC	(20,026)	01/11/27	(0.15)%	1D OBFR01	Monthly	210
FirstService Corp.	Goldman Sachs Bank USA	(14,644)	08/18/26	(0.15)%	1D CORRA	Monthly	575
Fiserv, Inc.	Citibank N.A.	(81,605)	02/22/28	0.00%	1D OBFR01	Monthly	787
Fiserv, Inc.	Goldman Sachs Bank USA	(446,369)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,588)
Five Below, Inc.	Goldman Sachs Bank USA	(62,110)	08/18/26	(0.15)%	1D FEDL01	Monthly	(104)
Five Below, Inc.	Goldman Sachs Bank USA	(11,166)	08/18/26	(0.15)%	1D FEDL01	Monthly	(617)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Flex Ltd	Morgan Stanley & Co. International PLC	$(52,362)	12/09/27	(0.15)%	1D FEDL01	Monthly	$(3,758)
Floor & Decor Holdings, Inc.	Barclays Bank PLC	(98,211)	01/11/27	(0.15)%	1D OBFR01	Monthly	6,251
Flowserve Corp.	Goldman Sachs Bank USA	(71,568)	08/18/26	(0.15)%	1D FEDL01	Monthly	4,998
Fluence Energy, Inc.	Merrill Lynch International	(23,104)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,603
Fluor Corp.	Barclays Bank PLC	(64,816)	01/11/27	(0.15)%	1D OBFR01	Monthly	(7,420)
Food & Life Cos. Ltd.	Barclays Bank PLC	(128,341)	12/11/26	(0.20)%	1D P TONA	Monthly	365
Food & Life Cos. Ltd.	Citibank N.A.	(46,710)	02/24/27	0.00%	1D P TONA	Monthly	173
Formfactor, Inc.	Citibank N.A.	(133,526)	02/22/28	0.00%	1D OBFR01	Monthly	8,335
Fortinet, Inc.	Barclays Bank PLC	(495,835)	01/11/27	(0.15)%	1D OBFR01	Monthly	14,510
Fortive Corp.	Citibank N.A.	(37,672)	02/22/28	0.00%	1D OBFR01	Monthly	662
Fortive Corp.	Morgan Stanley & Co. International PLC	(16,202)	12/09/27	0.20%	1D FEDL01	Monthly	(1)
Fortum Oyj	Citibank N.A.	(45,836)	11/11/26	0.00%	1D ESTR	Monthly	765
Fortum Oyj	Morgan Stanley & Co. International PLC	(258,286)	12/09/27	(0.26)%	1D ESTR	Monthly	4,088
Fortune Brands Innovations, Inc.	Goldman Sachs Bank USA	(133,865)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,728)
Freshpet, Inc.	Barclays Bank PLC	(17,677)	01/11/27	(0.15)%	1D OBFR01	Monthly	(381)
Fresnillo PLC	Barclays Bank PLC	(5,431)	01/11/27	(0.25)%	1D OBFR01	Monthly	(45)
Fresnillo PLC	Morgan Stanley & Co. International PLC	(125,803)	12/09/27	(0.25)%	1D SONIA	Monthly	14,264
Ftai Aviation Ltd	Citibank N.A.	(290,815)	02/22/28	0.00%	1D OBFR01	Monthly	(27,515)
Ftai Aviation Ltd	Morgan Stanley & Co. International PLC	(15,232)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,995)
Fujikura Ltd	Barclays Bank PLC	(133,803)	12/11/26	(0.20)%	1D P TONA	Monthly	(1,238)
Fujikura Ltd	Citibank N.A.	(367,074)	02/24/27	0.00%	1D P TONA	Monthly	(3,323)
Furukawa Electric Co. Ltd.	Goldman Sachs Bank USA	(108,911)	08/19/26	0.20%	1D P TONA	Monthly	277
G Mining Venture Corp.	Barclays Bank PLC	(65,803)	01/11/27	(0.50)%	CABROVER	Monthly	2,860
G Mining Venture Corp.	Goldman Sachs Bank USA	(180,824)	08/18/26	(1.03)%	1D CORRA	Monthly	26,207
G Mining Venture Corp.	Morgan Stanley & Co. International PLC	(222,082)	12/09/27	(0.50)%	CABROVER	Monthly	16,897
Galderma Group Ag	Goldman Sachs Bank USA	(10,031)	08/19/26	(0.26)%	SSARON	Monthly	(879)
Galp Energia Sgps Sa	Goldman Sachs Bank USA	(46,552)	08/19/26	(0.26)%	1D ESTR	Monthly	(1,468)
Games Workshop Group PLC	Barclays Bank PLC	(8,219)	01/11/27	(0.25)%	1D SONIA	Monthly	(3)
Games Workshop Group PLC	Goldman Sachs Bank USA	(85,486)	08/19/26	(0.25)%	1D SONIA	Monthly	(182)
GameStop Corp.	Goldman Sachs Bank USA	(34,532)	08/18/26	(0.15)%	1D FEDL01	Monthly	(223)
Gaming and Leisure Properties, Inc.	Citibank N.A.	(28,267)	02/22/28	0.00%	1D OBFR01	Monthly	(664)
Gap Inc/the	Citibank N.A.	(45,750)	02/22/28	0.00%	1D OBFR01	Monthly	2,103
Gartner, Inc.	Barclays Bank PLC	(5,570)	01/11/27	(0.15)%	1D OBFR01	Monthly	76
Gartner, Inc.	Goldman Sachs Bank USA	(38,253)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,428
Gaztransport Et Technigaz SA	Barclays Bank PLC	(9,716)	01/11/27	(0.26)%	1D ESTR	Monthly	(16)
Gaztransport Et Technigaz SA	Citibank N.A.	(59,206)	11/11/26	0.00%	1D ESTR	Monthly	(2,104)
GE HealthCare Technologies, Inc.	Morgan Stanley & Co. International PLC	(76,721)	12/09/27	(0.15)%	1D FEDL01	Monthly	5,355
Geberit AG	Barclays Bank PLC	(435,982)	01/11/27	(0.26)%	SSARON	Monthly	4,847
Gecina Sa	Citibank N.A.	(82,488)	11/11/26	0.00%	1D ESTR	Monthly	(112)
Gen Digital, Inc.	Morgan Stanley & Co. International PLC	(413,113)	12/09/27	(0.15)%	1D FEDL01	Monthly	14,466
Gen Digital, Inc.	Morgan Stanley & Co. International PLC	(14,693)	12/09/27	(0.15)%	1D FEDL01	Monthly	515
Generac Holdings, Inc.	Citibank N.A.	(24,788)	02/22/28	0.00%	1D OBFR01	Monthly	(5,283)
General Motors Co.	Barclays Bank PLC	(72,008)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,808
Genesis Minerals Ltd	Barclays Bank PLC	(121,903)	12/11/26	(0.25)%	1D AONIA	Monthly	11,526
Genpact Ltd	Barclays Bank PLC	(8,258)	01/11/27	(0.15)%	1D OBFR01	Monthly	335
Genuine Parts Co.	Barclays Bank PLC	(250,186)	01/11/27	(0.15)%	1D OBFR01	Monthly	10,098

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
GFL Environmental, Inc.	Morgan Stanley & Co. International PLC	$(8,104)	12/09/27	(0.20)%	CABROVER	Monthly	$(1)
Gildan Activewear, Inc.	Morgan Stanley & Co. International PLC	(436,410)	12/09/27	(0.20)%	CABROVER	Monthly	(7,696)
Gitlab, Inc.	Goldman Sachs Bank USA	(23,566)	08/18/26	(0.15)%	1D FEDL01	Monthly	(412)
Givaudan SA	Citibank N.A.	(262,945)	11/11/26	0.00%	SSARON	Monthly	2,622
Glacier Bancorp, Inc.	Citibank N.A.	(34,478)	02/22/28	0.00%	1D OBFR01	Monthly	(151)
Glaukos Corp.	Citibank N.A.	(9,905)	02/22/28	0.00%	1D OBFR01	Monthly	(2,020)
Global Payments, Inc.	Citibank N.A.	(104,791)	02/22/28	0.00%	1D OBFR01	Monthly	(990)
Global Payments, Inc.	Goldman Sachs Bank USA	(739,848)	08/18/26	(0.15)%	1D FEDL01	Monthly	(18,323)
Globalfoundries, Inc.	Citibank N.A.	(15,943)	02/22/28	0.00%	1D OBFR01	Monthly	(1,111)
Globant Sa	Barclays Bank PLC	(139,933)	01/11/27	(0.15)%	1D OBFR01	Monthly	9,976
Globus Medical, Inc.	Morgan Stanley & Co. International PLC	(4,741)	12/09/27	(0.15)%	1D FEDL01	Monthly	(129)
GoDaddy, Inc.	Barclays Bank PLC	(17,680)	01/11/27	(0.15)%	1D OBFR01	Monthly	322
GoDaddy, Inc.	Citibank N.A.	(4,774)	02/22/28	0.00%	1D OBFR01	Monthly	87
Goldman Sachs Group, Inc./The	Merrill Lynch International	(43,577)	02/15/28	0.00%	1D OBFR01	Monthly	(764)
Goldman Sachs Group, Inc./The	Morgan Stanley & Co. International PLC	(86,940)	12/09/27	(0.15)%	1D FEDL01	Monthly	1,030
Goodman Group	Barclays Bank PLC	(428,075)	12/11/26	(0.25)%	1D AONIA	Monthly	(6,973)
Goodman Group	Goldman Sachs Bank USA	(8,976)	08/19/26	(0.30)%	1D AONIA	Monthly	(535)
Grab Holdings Ltd.	Citibank N.A.	(22,440)	02/22/28	0.00%	1D OBFR01	Monthly	1,326
Graco, Inc.	Citibank N.A.	(157,422)	02/22/28	0.00%	1D OBFR01	Monthly	8,120
Graphic Packaging Holding Co.	Citibank N.A.	(9,990)	02/22/28	0.00%	1D OBFR01	Monthly	(302)
Great West Lifeco, Inc.	Morgan Stanley & Co. International PLC	(383,809)	12/09/27	(0.20)%	CABROVER	Monthly	(4,057)
Greatland Resources Ltd	Barclays Bank PLC	(7,963)	01/11/27	(0.25)%	1D SONIA	Monthly	(11)
Greatland Resources Ltd	Citibank N.A.	(33,979)	11/11/26	(0.25)%	1D SONIA	Monthly	1,589
Greatland Resources Ltd	Goldman Sachs Bank USA	(72,872)	08/19/26	(0.26)%	1D SONIA	Monthly	4,597
GS Yuasa Corp.	Barclays Bank PLC	(143,049)	12/11/26	(0.20)%	1D P TONA	Monthly	1,524
GS Yuasa Corp.	Citibank N.A.	(16,485)	02/24/27	0.00%	1D P TONA	Monthly	311
GSK PLC	Barclays Bank PLC	(19,205)	01/11/27	(0.25)%	1D SONIA	Monthly	14
GSK PLC	Citibank N.A.	(788,573)	11/11/26	0.00%	1D SONIA	Monthly	50,578
Guardant Health, Inc.	Goldman Sachs Bank USA	(35,912)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,097)
Haleon PLC	Citibank N.A.	(398,754)	11/11/26	0.00%	1D SONIA	Monthly	7,537
Halma PLC	Barclays Bank PLC	(16,733)	01/11/27	(0.25)%	1D SONIA	Monthly	(56)
Halozyme Therapeutics, Inc.	Citibank N.A.	(112,663)	02/22/28	0.00%	1D OBFR01	Monthly	6,224
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC	(621,547)	12/11/26	(0.20)%	1D P TONA	Monthly	1,081
Hankyu Hanshin Holdings, Inc.	Citibank N.A.	(115,665)	02/24/27	0.00%	1D P TONA	Monthly	230
Hannover Rueck Se	Goldman Sachs Bank USA	(89,407)	08/19/26	(0.26)%	1D ESTR	Monthly	3,596
Harbour Energy PLC	Citibank N.A.	(20,962)	11/11/26	0.00%	1D SONIA	Monthly	(433)
Hartford Insurance Group, Inc./The	Barclays Bank PLC	(24,584)	01/11/27	(0.15)%	1D OBFR01	Monthly	231
HCA Healthcare, Inc.	Citibank N.A.	(78,234)	02/22/28	0.00%	1D OBFR01	Monthly	3,943
HealthEquity, Inc.	Goldman Sachs Bank USA	(9,521)	08/18/26	(0.15)%	1D FEDL01	Monthly	170
Healthpeak Properties, Inc.	Citibank N.A.	(28,088)	02/22/28	0.00%	1D OBFR01	Monthly	275
Healthpeak Properties, Inc.	Citibank N.A.	(28,169)	02/22/28	0.00%	1D OBFR01	Monthly	276
Hecla Mining Co.	Morgan Stanley & Co. International PLC	(164,213)	12/09/27	(0.15)%	1D FEDL01	Monthly	8,141
Heineken Nv	Barclays Bank PLC	(20,799)	01/11/27	(0.26)%	1D ESTR	Monthly	(64)
Heineken Nv	Citibank N.A.	(249,644)	11/11/26	0.00%	1D ESTR	Monthly	3,249
Helvetia Baloise Holding Ag	Morgan Stanley & Co. International PLC	(111,340)	12/09/27	(0.26)%	SSARON	Monthly	3,311
Henkel AG & Co KGaA	Citibank N.A.	(15,608)	11/11/26	0.00%	1D ESTR	Monthly	446
Henkel AG & Co KGaA	Citibank N.A.	(69,089)	11/11/26	0.00%	1D ESTR	Monthly	3,889
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Henkel AG & Co KGaA	Morgan Stanley & Co. International PLC	$(130,557)	12/09/27	(0.26)%	1D ESTR	Monthly	$1,030
Henry Schein, Inc.	Barclays Bank PLC	(32,884)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,482
Herc Holdings, Inc.	Goldman Sachs Bank USA	(67,134)	08/18/26	(0.15)%	1D FEDL01	Monthly	(17,775)
Hermes International SCA	Barclays Bank PLC	(872,548)	01/11/27	(0.26)%	1D ESTR	Monthly	5,913
Hewlett Packard Enterprise Co.	Citibank N.A.	(161,583)	02/22/28	0.00%	1D OBFR01	Monthly	(1,687)
Hewlett Packard Enterprise Co.	Morgan Stanley & Co. International PLC	(54,747)	12/09/27	(0.15)%	1D FEDL01	Monthly	(578)
Hexcel Corp.	Citibank N.A.	(88,719)	02/22/28	0.00%	1D OBFR01	Monthly	(6,841)
Hikari Tsushin, Inc.	Barclays Bank PLC	(200,415)	12/11/26	(0.20)%	1D P TONA	Monthly	6,146
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	(83,800)	01/11/27	(0.15)%	1D OBFR01	Monthly	(135)
Hilton Worldwide Holdings, Inc.	Citibank N.A.	(13,680)	02/22/28	0.00%	1D OBFR01	Monthly	394
Hims & Hers Health, Inc.	Barclays Bank PLC	(47,779)	01/11/27	(0.15)%	1D OBFR01	Monthly	3,030
Hiscox Ltd.	Barclays Bank PLC	(5,454)	01/11/27	(0.25)%	1D SONIA	Monthly	4
Hiscox Ltd.	Citibank N.A.	(54,289)	11/11/26	0.00%	1D SONIA	Monthly	1,199
HKT Trust & HKT Ltd.	Barclays Bank PLC	(11,323)	12/11/26	(0.30)%	HONIA	Monthly	(32)
HKT Trust & HKT Ltd.	Goldman Sachs Bank USA	(11,066)	08/19/26	(0.30)%	HONIA	Monthly	(289)
Hokuhoku Financial Group, Inc.	Barclays Bank PLC	(3,717)	12/11/26	(0.20)%	1D P TONA	Monthly	(95)
Holmen AB	Citibank N.A.	(67,053)	11/11/26	0.00%	TN STIBOR	Monthly	3,139
Home Depot, Inc./The	Citibank N.A.	(495,670)	02/22/28	0.00%	1D OBFR01	Monthly	15,622
Honda Motor Co. Ltd.	Barclays Bank PLC	(277,374)	12/11/26	(0.20)%	1D P TONA	Monthly	7,164
Honda Motor Co. Ltd.	Citibank N.A.	(29,566)	02/24/27	0.00%	1D P TONA	Monthly	1,166
Honeywell International, Inc.	Citibank N.A.	(366,034)	02/22/28	0.00%	1D OBFR01	Monthly	7,031
Hong Kong & China Gas Co. Ltd.	Citibank N.A.	(1,856)	02/24/27	0.00%	HONIA	Monthly	5
Hong Kong & China Gas Co. Ltd.	Morgan Stanley & Co. International PLC	(34,343)	12/09/27	(0.30)%	HONIA	Monthly	87
Hormel Foods Corp.	Citibank N.A.	(202,106)	02/22/28	0.00%	1D OBFR01	Monthly	(377)
Host Hotels & Resorts, Inc.	Morgan Stanley & Co. International PLC	(10,383)	12/09/27	(0.15)%	1D FEDL01	Monthly	(139)
Houlihan Lokey, Inc.	Barclays Bank PLC	(34,056)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,249
Howden Joinery Group PLC	Goldman Sachs Bank USA	(31,130)	08/19/26	(0.25)%	1D SONIA	Monthly	1,874
Hoya Corp.	Citibank N.A.	(201,479)	02/24/27	0.00%	1D P TONA	Monthly	(3,939)
HP, Inc.	Citibank N.A.	(82,634)	02/22/28	0.00%	1D OBFR01	Monthly	(1,557)
HP, Inc.	Morgan Stanley & Co. International PLC	(24,303)	12/09/27	(0.15)%	1D FEDL01	Monthly	(499)
Hulic Co. Ltd.	Barclays Bank PLC	(120,366)	12/11/26	(0.20)%	1D P TONA	Monthly	4,197
Humana, Inc.	Barclays Bank PLC	(11,347)	01/11/27	(0.15)%	1D OBFR01	Monthly	(475)
Humana, Inc.	Citibank N.A.	(20,870)	02/22/28	0.00%	1D OBFR01	Monthly	(1,828)
Hyatt Hotels Corp.	Citibank N.A.	(21,176)	02/22/28	(0.15)%	1D OBFR01	Monthly	(273)
Hyatt Hotels Corp.	Morgan Stanley & Co. International PLC	(85,698)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,103)
Hydro One Ltd	Morgan Stanley & Co. International PLC	(44,722)	12/09/27	(0.20)%	CABROVER	Monthly	(1,164)
iA Financial Corp, Inc.	Morgan Stanley & Co. International PLC	(31,845)	12/09/27	(0.20)%	CABROVER	Monthly	(72)
Iberdrola Sa	Barclays Bank PLC	(75,637)	01/11/27	(0.26)%	1D OBFR01	Monthly	(112)
Iberdrola Sa	Citibank N.A.	(632,325)	11/11/26	0.00%	1D ESTR	Monthly	(974)
Ibiden Co. Ltd.	Barclays Bank PLC	(93,002)	12/11/26	(0.20)%	1D P TONA	Monthly	(18,187)
Ibiden Co. Ltd.	Citibank N.A.	(7,154)	02/24/27	0.00%	1D P TONA	Monthly	(1,399)
ICON PLC	Citibank N.A.	(144,851)	02/22/28	0.00%	1D OBFR01	Monthly	(9,333)
Idex Corp.	Citibank N.A.	(552,276)	02/22/28	0.00%	1D OBFR01	Monthly	(38,097)
IDEXX Laboratories, Inc.	Citibank N.A.	(47,657)	02/22/28	0.00%	1D OBFR01	Monthly	550
IG Group Holdings PLC	Goldman Sachs Bank USA	(7,642)	08/19/26	(0.25)%	1D SONIA	Monthly	177

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Illumina, Inc.	Citibank N.A.	$(10,440)	02/22/28	0.00%	1D OBFR01	Monthly	$301
Imcd Nv	Morgan Stanley & Co. International PLC	(42,062)	12/09/27	(0.26)%	1D ESTR	Monthly	(1,680)
Immunitybio, Inc.	Barclays Bank PLC	(53,031)	01/11/27	(4.88)%	1D OBFR01	Monthly	5,134
Immunitybio, Inc.	Citibank N.A.	(10,911)	02/22/28	(8.69)%	1D OBFR01	Monthly	1,311
Industrivarden AB	Citibank N.A.	(60,986)	11/11/26	0.00%	TN STIBOR	Monthly	688
Infineon Technologies Ag	Barclays Bank PLC	(25,072)	01/11/27	(0.26)%	1D ESTR	Monthly	(82)
Infineon Technologies Ag	Citibank N.A.	(1,717,190)	11/11/26	0.00%	1D ESTR	Monthly	(270,741)
Infratil Ltd	Morgan Stanley & Co. International PLC	(87,114)	12/09/27	(0.40)%	1D NZOCO	Monthly	(68)
Ing Groep Nv	Morgan Stanley & Co. International PLC	(95,490)	12/09/27	(0.26)%	1D ESTR	Monthly	(2,014)
Ingersoll Rand, Inc.	Citibank N.A.	(261,060)	02/22/28	0.00%	1D OBFR01	Monthly	11,977
Ingersoll Rand, Inc.	Citibank N.A.	(52,402)	02/22/28	0.00%	1D OBFR01	Monthly	1,850
Inpex Corp.	Barclays Bank PLC	(379,104)	12/11/26	(0.20)%	1D P TONA	Monthly	(24,984)
Inpex Corp.	Citibank N.A.	(24,317)	02/24/27	0.00%	1D P TONA	Monthly	(1,753)
Insulet Corp.	Citibank N.A.	(183,135)	02/22/28	0.00%	1D OBFR01	Monthly	8,757
Insurance Australia Group Ltd.	Barclays Bank PLC	(44,358)	12/11/26	(0.25)%	1D AONIA	Monthly	(495)
Intel Corp.	Citibank N.A.	(73,584)	02/22/28	0.00%	1D OBFR01	Monthly	(27,132)
Intel Corp.	Merrill Lynch International	(6,624)	02/15/28	0.10%	1D OBFR01	Monthly	(3,013)
Interactive Brokers Group, Inc.	Barclays Bank PLC	(19,873)	01/11/27	(0.15)%	1D OBFR01	Monthly	(400)
Intercontinental Exchange, Inc.	Citibank N.A.	(196,931)	02/22/28	0.00%	1D OBFR01	Monthly	583
Interdigital, Inc.	Citibank N.A.	(73,012)	02/22/28	0.00%	1D OBFR01	Monthly	15,479
International Consolidated Airlines Group SA	Barclays Bank PLC	(13,168)	01/11/27	(0.25)%	1D SONIA	Monthly	19
International Consolidated Airlines Group SA	Citibank N.A.	(120,660)	11/11/26	0.00%	1D SONIA	Monthly	1,597
International Flavors & Fragrances, Inc.	Citibank N.A.	(327,983)	02/22/28	0.00%	1D OBFR01	Monthly	3,659
International Paper Co.	Morgan Stanley & Co. International PLC	(151,585)	12/09/27	(0.15)%	1D FEDL01	Monthly	13,235
Intuitive Machines, Inc.	Goldman Sachs Bank USA	(45,491)	08/18/26	(0.49)%	1D FEDL01	Monthly	(2,800)
Intuitive Surgical, Inc.	Citibank N.A.	(24,665)	02/22/28	0.00%	1D OBFR01	Monthly	1,327
Intuitive Surgical, Inc.	Goldman Sachs Bank USA	(66,352)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,202
Investor AB	Barclays Bank PLC	(1,316,421)	01/11/27	(0.26)%	1D STIBOR	Monthly	20,443
Invitation Homes, Inc.	Citibank N.A.	(271,852)	02/22/28	0.00%	1D OBFR01	Monthly	(11,072)
Invitation Homes, Inc.	Citibank N.A.	(40,927)	02/22/28	0.00%	1D OBFR01	Monthly	(3,206)
Ionq, Inc.	Citibank N.A.	(7,341)	02/22/28	0.00%	1D OBFR01	Monthly	347
Ionq, Inc.	Goldman Sachs Bank USA	(23,744)	08/18/26	(0.73)%	1D FEDL01	Monthly	(1,027)
Ionq, Inc.	Morgan Stanley & Co. International PLC	(12,692)	12/09/27	(0.59)%	1D FEDL01	Monthly	600
IQVIA Holdings, Inc.	Barclays Bank PLC	(95,579)	01/11/27	(0.15)%	1D OBFR01	Monthly	6,416
Iren Ltd	Barclays Bank PLC	(61,310)	01/11/27	(0.15)%	1D OBFR01	Monthly	3,649
Iren Ltd	Morgan Stanley & Co. International PLC	(73,456)	12/09/27	(0.15)%	1D FEDL01	Monthly	4,372
IRhythm Holdings, Inc.	Goldman Sachs Bank USA	(29,435)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,305)
Iron Mountain, Inc.	Citibank N.A.	(252,279)	02/22/28	0.00%	1D OBFR01	Monthly	(18,852)
Iron Mountain, Inc.	Morgan Stanley & Co. International PLC	(53,926)	12/09/27	(0.15)%	1D FEDL01	Monthly	(4,030)
Isetan Mitsukoshi Holdings Ltd.	Barclays Bank PLC	(45,323)	12/11/26	(0.20)%	1D P TONA	Monthly	1,616
Isetan Mitsukoshi Holdings Ltd.	Citibank N.A.	(54,273)	02/24/27	0.00%	1D P TONA	Monthly	1,064
Itron, Inc.	Goldman Sachs Bank USA	(105,984)	08/18/26	(0.15)%	1D FEDL01	Monthly	10,787
Ivanhoe Mines Ltd.	Morgan Stanley & Co. International PLC	(121,079)	12/09/27	(0.20)%	CABROVER	Monthly	12,532
J Front Retailing Co. Ltd.	Citibank N.A.	(210,978)	02/24/27	0.00%	1D P TONA	Monthly	13,055
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Jabil, Inc.	Morgan Stanley & Co. International PLC	$(46,423)	12/09/27	(0.15)%	1D FEDL01	Monthly	$(150)
Jack Henry & Associates, Inc.	Goldman Sachs Bank USA	(249,501)	08/18/26	(0.15)%	1D FEDL01	Monthly	(650)
Jacobs Solutions, Inc.	Barclays Bank PLC	(6,122)	01/11/27	(0.15)%	1D OBFR01	Monthly	(89)
James Hardie Industries PLC	Citibank N.A.	(19,812)	02/22/28	0.00%	1D OBFR01	Monthly	(2)
James Hardie Industries PLC	Goldman Sachs Bank USA	(129,606)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,703)
Japan Exchange Group, Inc.	Citibank N.A.	(137,797)	02/24/27	0.00%	1D P TONA	Monthly	(379)
Japan Petroleum Exploration Co. Ltd.	Barclays Bank PLC	(20,851)	12/11/26	(0.20)%	1D P TONA	Monthly	(608)
Japan Post Bank Co. Ltd.	Barclays Bank PLC	(168,694)	12/11/26	(0.20)%	1D P TONA	Monthly	(8,057)
Japan Post Bank Co. Ltd.	Citibank N.A.	(252,962)	02/24/27	0.00%	1D P TONA	Monthly	(13,022)
Japan Post Insurance Co. Ltd.	Barclays Bank PLC	(31,576)	12/11/26	(0.20)%	1D P TONA	Monthly	(601)
Japan Post Insurance Co. Ltd.	Citibank N.A.	(38,274)	02/24/27	0.00%	1D P TONA	Monthly	(728)
Japan Steel Works Ltd.	Barclays Bank PLC	(90,927)	12/11/26	(0.20)%	1D P TONA	Monthly	(739)
Jazz Pharmaceuticals PLC	Citibank N.A.	(43,718)	02/22/28	0.00%	1D OBFR01	Monthly	(134)
JB Hunt Transport Services, Inc.	Barclays Bank PLC	(27,629)	01/11/27	(0.15)%	1D OBFR01	Monthly	(290)
JBT Marel Corp.	Barclays Bank PLC	(284,263)	01/11/27	(0.15)%	1D OBFR01	Monthly	28,695
JBT Marel Corp.	Barclays Bank PLC	(54,466)	01/11/27	(0.15)%	1D OBFR01	Monthly	3,447
Jd Sports Fashion PLC	Barclays Bank PLC	(65,332)	01/11/27	(0.25)%	1D SONIA	Monthly	5,301
Jefferies Financial Group, Inc.	Morgan Stanley & Co. International PLC	(72,203)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,622)
Jetblue Airways Corp.	Barclays Bank PLC	(35,575)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,976
Jfrog Ltd	Citibank N.A.	(33,188)	02/22/28	0.00%	1D OBFR01	Monthly	262
Jm Smucker Co./the	Citibank N.A.	(17,573)	02/22/28	0.00%	1D OBFR01	Monthly	(562)
Jones Lang Lasalle, Inc.	Citibank N.A.	(6,321)	02/22/28	0.00%	1D OBFR01	Monthly	595
Jones Lang Lasalle, Inc.	Citibank N.A.	(110,622)	02/22/28	0.00%	1D OBFR01	Monthly	10,411
JPMorgan Chase & Co.	Citibank N.A.	(208,563)	02/22/28	0.00%	1D OBFR01	Monthly	(361)
JPMorgan Chase & Co.	Merrill Lynch International	(53,935)	02/15/28	0.10%	1D OBFR01	Monthly	(880)
JX Advanced Metals Corp.	Barclays Bank PLC	(550,576)	12/11/26	(0.20)%	1D P TONA	Monthly	(1,657)
JX Advanced Metals Corp.	Citibank N.A.	(486,880)	02/24/27	0.00%	1D P TONA	Monthly	(202)
Karman Holdings, Inc.	Barclays Bank PLC	(31,866)	01/11/27	(0.15)%	1D OBFR01	Monthly	4,062
Karman Holdings, Inc.	Goldman Sachs Bank USA	(41,543)	08/18/26	(0.15)%	1D FEDL01	Monthly	11,088
Kawasaki Heavy Industries Ltd.	Barclays Bank PLC	(348,837)	12/11/26	(0.20)%	1D P TONA	Monthly	(12,991)
Kawasaki Heavy Industries Ltd.	Citibank N.A.	(3,962)	02/24/27	0.00%	1D P TONA	Monthly	(150)
Kbc Group Nv	Citibank N.A.	(79,944)	11/11/26	0.00%	1D ESTR	Monthly	1,416
Kering SA	Barclays Bank PLC	(12,511)	01/11/27	(0.26)%	1D ESTR	Monthly	130
Kesko OYJ	Morgan Stanley & Co. International PLC	(93,794)	12/09/27	(0.26)%	1D ESTR	Monthly	(1,825)
Keurig Dr Pepper, Inc.	Citibank N.A.	(747,702)	02/22/28	0.00%	1D OBFR01	Monthly	(58,740)
Keurig Dr Pepper, Inc.	Citibank N.A.	(27,993)	02/22/28	0.00%	1D OBFR01	Monthly	(1,848)
Keyence Corp.	Barclays Bank PLC	(285,267)	12/11/26	(0.20)%	1D P TONA	Monthly	(35,799)
Keyence Corp.	Citibank N.A.	(611,287)	02/24/27	0.00%	1D P TONA	Monthly	(76,712)
Keyera Corp.	Morgan Stanley & Co. International PLC	(6,181)	12/09/27	(0.20)%	CABROVER	Monthly	(1)
Kikkoman Corp.	Barclays Bank PLC	(371,585)	12/11/26	(0.20)%	1D P TONA	Monthly	5,446
Kimco Realty Corp.	Citibank N.A.	(155,698)	02/22/28	0.00%	1D OBFR01	Monthly	(303)
Kimco Realty Corp.	Citibank N.A.	(45,419)	02/22/28	0.00%	1D OBFR01	Monthly	(135)
Kinetik Holdings, Inc.	Citibank N.A.	(80,611)	02/22/28	(1.64)%	1D OBFR01	Monthly	(4,195)
Kinetik Holdings, Inc.	Goldman Sachs Bank USA	(23,769)	08/18/26	(1.77)%	1D FEDL01	Monthly	(1,905)
Kingspan Group PLC	Citibank N.A.	(390,736)	11/11/26	0.00%	1D ESTR	Monthly	7,133
Kinsale Capital Group, Inc.	Goldman Sachs Bank USA	(27,566)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,648
Kioxia Holdings Corp.	Citibank N.A.	(694,361)	02/24/27	0.00%	1D P TONA	Monthly	(55,710)
Kirin Holdings Co. Ltd.	Barclays Bank PLC	(65,944)	12/11/26	(0.20)%	1D P TONA	Monthly	1,290
KKR & Co, Inc.	Citibank N.A.	(330,253)	02/22/28	0.00%	1D OBFR01	Monthly	(2,279)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
KKR & Co, Inc.	Morgan Stanley & Co. International PLC	$(99,450)	12/09/27	(0.15)%	1D FEDL01	Monthly	$432
Klaviyo, Inc.	Citibank N.A.	(47,609)	02/22/28	0.00%	1D OBFR01	Monthly	498
Knorr-Bremse AG	Goldman Sachs Bank USA	(120,231)	08/19/26	(0.26)%	1D ESTR	Monthly	2,898
Kohl's Corp.	Citibank N.A.	(7,121)	02/22/28	0.00%	1D OBFR01	Monthly	603
Komatsu Ltd	Barclays Bank PLC	(951,277)	12/11/26	(0.20)%	1D P TONA	Monthly	22,126
Komatsu Ltd	Citibank N.A.	(127,129)	02/24/27	0.00%	1D P TONA	Monthly	2,957
Komatsu Ltd	Goldman Sachs Bank USA	(55,201)	08/19/26	0.20%	1D P TONA	Monthly	(463)
Konami Group Corp.	Barclays Bank PLC	(12,916)	12/11/26	(0.20)%	1D P TONA	Monthly	908
Konami Group Corp.	Citibank N.A.	(270,378)	02/24/27	0.00%	1D P TONA	Monthly	18,224
Kone OYJ	Citibank N.A.	(52,810)	11/11/26	0.00%	1D ESTR	Monthly	1,602
Kongsberg Gruppen Asa	Goldman Sachs Bank USA	(65,603)	08/19/26	(0.26)%	NOWA	Monthly	11,565
Kraft Heinz Co/the	Citibank N.A.	(69,929)	02/22/28	0.00%	1D OBFR01	Monthly	(679)
Kroger Co./The	Citibank N.A.	(118,137)	02/22/28	0.00%	1D OBFR01	Monthly	(168)
Krystal Biotech, Inc.	Morgan Stanley & Co. International PLC	(123,621)	12/09/27	(0.15)%	1D FEDL01	Monthly	6,129
Kurita Water Industries Ltd	Citibank N.A.	(94,882)	02/24/27	0.00%	1D P TONA	Monthly	(7,808)
Kymera Therapeutics, Inc.	Citibank N.A.	(3,640)	02/22/28	0.00%	1D OBFR01	Monthly	316
Kyowa Kirin Co. Ltd.	Citibank N.A.	(59,488)	02/24/27	0.00%	1D P TONA	Monthly	731
L E Lundbergforetagen AB	Citibank N.A.	(426,846)	11/11/26	0.00%	TN STIBOR	Monthly	17,791
Labcorp Holdings, Inc.	Barclays Bank PLC	(22,544)	01/11/27	(0.15)%	1D OBFR01	Monthly	203
Lamb Weston Holdings, Inc.	Citibank N.A.	(14,865)	02/22/28	0.00%	1D OBFR01	Monthly	406
Lamb Weston Holdings, Inc.	Citibank N.A.	(40,284)	02/22/28	0.00%	1D OBFR01	Monthly	1,307
Land Securities Group PLC	Citibank N.A.	(111,477)	11/11/26	0.00%	1D SONIA	Monthly	3,326
Lantheus Holdings, Inc.	Citibank N.A.	(28,262)	02/22/28	0.00%	1D OBFR01	Monthly	(593)
Lasertec Corp.	Barclays Bank PLC	(284,808)	12/11/26	(0.20)%	1D P TONA	Monthly	8,430
Lattice Semiconductor Corp.	Citibank N.A.	(17,223)	02/22/28	0.00%	1D OBFR01	Monthly	(997)
Leidos Holdings, Inc.	Goldman Sachs Bank USA	(16,381)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,011
Lemonade, Inc.	Citibank N.A.	(7,249)	02/22/28	0.00%	1D OBFR01	Monthly	1,075
Lennox International, Inc.	Goldman Sachs Bank USA	(320,959)	08/18/26	(0.15)%	1D FEDL01	Monthly	(29,929)
Liberty Broadband Corp.	Goldman Sachs Bank USA	(36,420)	08/18/26	(0.15)%	1D FEDL01	Monthly	9,169
Liberty Energy, Inc.	Goldman Sachs Bank USA	(19,431)	08/18/26	(0.15)%	1D FEDL01	Monthly	(505)
Liberty Media Corp-Liberty Formula One	Citibank N.A.	(56,413)	02/22/28	0.00%	1D OBFR01	Monthly	1,233
Life Time Group Holdings, Inc.	Morgan Stanley & Co. International PLC	(125,552)	12/09/27	(0.15)%	1D FEDL01	Monthly	4,558
Lincoln Electric Holdings, Inc.	Goldman Sachs Bank USA	(34,066)	08/18/26	(0.15)%	1D FEDL01	Monthly	(649)
Lincoln National Corp.	Goldman Sachs Bank USA	(283,714)	08/18/26	(0.15)%	1D FEDL01	Monthly	(12,452)
Linde PLC	Citibank N.A.	(351,678)	02/22/28	0.00%	1D OBFR01	Monthly	(3,129)
Lithia Motors, Inc.	Barclays Bank PLC	(201,091)	01/11/27	(0.15)%	1D OBFR01	Monthly	(9,826)
Live Nation Entertainment, Inc.	Citibank N.A.	(16,545)	02/22/28	0.00%	1D OBFR01	Monthly	(354)
Loews Corp.	Morgan Stanley & Co. International PLC	(159,336)	12/09/27	(0.15)%	1D FEDL01	Monthly	(2,822)
London Stock Exchange Group PLC	Goldman Sachs Bank USA	(67,283)	08/19/26	(0.25)%	1D SONIA	Monthly	1,367
Lottery Corp Ltd/the	Barclays Bank PLC	(136,684)	12/11/26	(0.25)%	1D AONIA	Monthly	919
Lottomatica Group Spa	Citibank N.A.	(60,297)	11/11/26	0.00%	1D ESTR	Monthly	1,082
Lotus Bakeries NV	Citibank N.A.	(11,737)	11/11/26	0.00%	1D ESTR	Monthly	(302)
Lowe's Cos, Inc.	Barclays Bank PLC	(438,155)	01/11/27	(0.15)%	1D OBFR01	Monthly	11,437
Lowe's Cos, Inc.	Morgan Stanley & Co. International PLC	(13,240)	12/09/27	(0.15)%	1D FEDL01	Monthly	346
LPL Financial Holdings, Inc.	Citibank N.A.	(507,199)	02/22/28	0.00%	1D OBFR01	Monthly	(9,366)
LPL Financial Holdings, Inc.	Goldman Sachs Bank USA	(22,204)	08/18/26	(0.15)%	1D FEDL01	Monthly	(182)
Lululemon Athletica, Inc.	Citibank N.A.	(24,707)	02/22/28	0.00%	1D OBFR01	Monthly	1,022
Lumen Technologies, Inc.	Barclays Bank PLC	(17,538)	01/11/27	(0.15)%	1D OBFR01	Monthly	795
Lumen Technologies, Inc.	Citibank N.A.	(88,048)	02/22/28	0.00%	1D OBFR01	Monthly	3,423
Lundin Mining Corp.	Morgan Stanley & Co. International PLC	(133,426)	12/09/27	(0.20)%	CABROVER	Monthly	8,573
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Lyft, Inc.	Citibank N.A.	$(118,480)	02/22/28	0.00%	1D OBFR01	Monthly	$2,379
Lyft, Inc.	Citibank N.A.	(78,557)	02/22/28	0.00%	1D OBFR01	Monthly	1,425
Lynas Rare Earths Ltd	Barclays Bank PLC	(97,362)	12/11/26	(0.25)%	1D AONIA	Monthly	(253)
Lynas Rare Earths Ltd	Morgan Stanley & Co. International PLC	(43,663)	12/09/27	(0.31)%	1D AONIA	Monthly	12
M &T Bank Corp.	Morgan Stanley & Co. International PLC	(11,531)	12/09/27	(0.15)%	1D FEDL01	Monthly	(56)
MACOM Technology Solutions Holdings, Inc.	Barclays Bank PLC	(193,092)	01/11/27	(0.15)%	1D OBFR01	Monthly	(2,909)
Macy's, Inc.	Goldman Sachs Bank USA	(20,893)	08/18/26	(0.15)%	1D FEDL01	Monthly	(436)
Madison Square Garden Sports Corp.	Goldman Sachs Bank USA	(48,546)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,111)
Makita Corp.	Citibank N.A.	(6,992)	02/24/27	0.00%	1D P TONA	Monthly	(435)
Mapfre Sa	Morgan Stanley & Co. International PLC	(167,744)	12/09/27	(0.26)%	1D ESTR	Monthly	427
Maplebear, Inc.	Citibank N.A.	(184,617)	02/22/28	0.00%	1D OBFR01	Monthly	4,418
Maplebear, Inc.	Goldman Sachs Bank USA	(5,409)	08/18/26	(0.15)%	1D FEDL01	Monthly	(139)
Marathon Petroleum Corp.	Goldman Sachs Bank USA	(64,219)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,033)
Marex Group PLC	Barclays Bank PLC	(20,666)	01/11/27	(0.15)%	1D OBFR01	Monthly	(87)
Markel Group, Inc.	Barclays Bank PLC	(19,440)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,716
Marks & Spencer Group PLC	Citibank N.A.	(173,762)	11/11/26	0.00%	1D SONIA	Monthly	9,127
Marriott International, Inc.	Goldman Sachs Bank USA	(114,856)	08/18/26	(0.15)%	1D FEDL01	Monthly	(885)
Marsh & McLennan Cos, Inc.	Citibank N.A.	(836,960)	02/22/28	0.00%	1D OBFR01	Monthly	37,151
Marsh & McLennan Cos, Inc.	Goldman Sachs Bank USA	(339,490)	08/18/26	(0.15)%	1D FEDL01	Monthly	7,760
Marubeni Corp.	Barclays Bank PLC	(52,833)	12/11/26	(0.20)%	1D P TONA	Monthly	(1,657)
Marubeni Corp.	Citibank N.A.	(480,753)	02/24/27	0.00%	1D P TONA	Monthly	(13,545)
Maruwa Co. Ltd./Aichi	Citibank N.A.	(143,068)	02/24/27	0.00%	1D P TONA	Monthly	1,346
Masco Corp.	Morgan Stanley & Co. International PLC	(279,051)	12/09/27	(0.15)%	1D FEDL01	Monthly	8,074
Mastec, Inc.	Morgan Stanley & Co. International PLC	(24,849)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,158)
Matador Resources Co.	Goldman Sachs Bank USA	(51,733)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,919)
Match Group, Inc.	Barclays Bank PLC	(29,553)	01/11/27	(0.15)%	1D OBFR01	Monthly	(720)
Mattel, Inc.	Barclays Bank PLC	(35,375)	01/11/27	(0.15)%	1D OBFR01	Monthly	163
Mazda Motor Corp.	Barclays Bank PLC	(24,489)	12/11/26	(0.20)%	1D P TONA	Monthly	672
McCormick & Co., Inc.	Barclays Bank PLC	(10,088)	01/11/27	(0.15)%	1D OBFR01	Monthly	123
McCormick & Co., Inc.	Citibank N.A.	(244,082)	02/22/28	0.00%	1D OBFR01	Monthly	2,490
Mcdonald's Corp.	Citibank N.A.	(1,188,558)	02/22/28	0.00%	1D OBFR01	Monthly	9,501
Mda Space Ltd	Morgan Stanley & Co. International PLC	(133,546)	12/09/27	(0.20)%	CABROVER	Monthly	15,839
Medibank Pvt. Ltd.	Barclays Bank PLC	(134,549)	12/11/26	(0.25)%	1D AONIA	Monthly	(825)
Medtronic PLC	Goldman Sachs Bank USA	(183,955)	08/18/26	(0.15)%	1D FEDL01	Monthly	12,947
Meiko Electronics Co. Ltd.	Citibank N.A.	(18,735)	02/24/27	0.00%	1D P TONA	Monthly	(1,456)
Melrose Industries PLC	Citibank N.A.	(3,865)	11/11/26	0.00%	1D SONIA	Monthly	137
Mercari, Inc.	Barclays Bank PLC	(46,226)	12/11/26	(0.20)%	1D P TONA	Monthly	2,432
Mercari, Inc.	Citibank N.A.	(197,579)	02/24/27	0.00%	1D P TONA	Monthly	12,670
Merck & Co, Inc.	Citibank N.A.	(489,475)	02/22/28	0.00%	1D OBFR01	Monthly	14,979
Merlin Properties Socimi Sa	Barclays Bank PLC	(7,478)	01/11/27	(0.26)%	1D ESTR	Monthly	(24)
Merlin Properties Socimi Sa	Citibank N.A.	(24,521)	11/11/26	0.00%	1D ESTR	Monthly	74
Meta Platforms, Inc.	Goldman Sachs Bank USA	(361,950)	08/18/26	(0.15)%	1D FEDL01	Monthly	31,519
Methanex Corp.	Morgan Stanley & Co. International PLC	(272,067)	12/09/27	(0.20)%	CABROVER	Monthly	(21,985)
Metlife, Inc.	Barclays Bank PLC	(131,022)	01/11/27	(0.15)%	1D OBFR01	Monthly	(5,388)
Metro Inc/cn	Morgan Stanley & Co. International PLC	(114,144)	12/09/27	(0.20)%	CABROVER	Monthly	(825)
Mgm Resorts International	Citibank N.A.	(49,521)	02/22/28	0.00%	1D OBFR01	Monthly	457
Mgm Resorts International	Morgan Stanley & Co. International PLC	(80,050)	12/09/27	(0.15)%	1D FEDL01	Monthly	612

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Mid-America Apartment Communities, Inc.	Goldman Sachs Bank USA	$(76,501)	08/18/26	(0.15)%	1D FEDL01	Monthly	$(3,074)
Middleby Corp.	Citibank N.A.	(49,622)	02/22/28	0.00%	1D OBFR01	Monthly	1,478
MINEBEA MITSUMI, Inc.	Barclays Bank PLC	(316,413)	12/11/26	(0.20)%	1D P TONA	Monthly	(3,476)
Mirion Technologies, Inc.	Citibank N.A.	(193,388)	02/22/28	0.00%	1D OBFR01	Monthly	(4,408)
Mirion Technologies, Inc.	Goldman Sachs Bank USA	(6,462)	08/18/26	(0.15)%	1D FEDL01	Monthly	3
MISUMI Group, Inc.	Barclays Bank PLC	(122,297)	12/11/26	(0.20)%	1D P TONA	Monthly	(18,116)
MISUMI Group, Inc.	Citibank N.A.	(102,384)	02/24/27	0.00%	1D P TONA	Monthly	(17,312)
Mitsubishi Chemical Group Corp.	Barclays Bank PLC	(56,306)	12/11/26	(0.20)%	1D P TONA	Monthly	1,199
Mitsubishi Chemical Group Corp.	Citibank N.A.	(55,322)	02/24/27	0.00%	1D P TONA	Monthly	1,387
Mitsubishi Estate Co. Ltd.	Barclays Bank PLC	(36,827)	12/11/26	(0.20)%	1D P TONA	Monthly	(220)
Mitsubishi Estate Co. Ltd.	Citibank N.A.	(141,644)	02/24/27	0.00%	1D P TONA	Monthly	(848)
Mitsubishi Motors Corp.	Barclays Bank PLC	(2,049)	12/11/26	(0.20)%	1D P TONA	Monthly	96
Mitsubishi Motors Corp.	Citibank N.A.	(14,754)	02/24/27	0.00%	1D P TONA	Monthly	692
Mitsui Kinzoku Co. Ltd.	Citibank N.A.	(124,801)	02/24/27	0.00%	1D P TONA	Monthly	(12,579)
Mizuho Financial Group, Inc.	Barclays Bank PLC	(160,515)	12/11/26	(0.20)%	1D P TONA	Monthly	(2,895)
Mizuho Financial Group, Inc.	Citibank N.A.	(173,187)	02/24/27	0.00%	1D P TONA	Monthly	(3,124)
Mizuho Financial Group, Inc.	Goldman Sachs Bank USA	(51,514)	08/19/26	0.20%	1D P TONA	Monthly	(89)
Moderna, Inc.	Goldman Sachs Bank USA	(7,976)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,223
Modine Manufacturing Co.	Citibank N.A.	(17,214)	02/22/28	0.00%	1D OBFR01	Monthly	(101)
Modine Manufacturing Co.	Morgan Stanley & Co. International PLC	(451,067)	12/09/27	(0.15)%	1D FEDL01	Monthly	(3,957)
Mohawk Industries, Inc.	Citibank N.A.	(20,596)	02/22/28	0.00%	1D OBFR01	Monthly	540
Molina Healthcare, Inc.	Citibank N.A.	(22,070)	02/22/28	0.00%	1D OBFR01	Monthly	(4,982)
Molina Healthcare, Inc.	Citibank N.A.	(93,483)	02/22/28	0.00%	1D OBFR01	Monthly	(25,430)
Molson Coors Beverage Co.	Citibank N.A.	(18,276)	02/22/28	0.00%	1D OBFR01	Monthly	(17)
Moncler Spa	Citibank N.A.	(245,964)	11/11/26	0.00%	1D ESTR	Monthly	19,389
Monday.com Ltd.	Goldman Sachs Bank USA	(7,721)	08/18/26	(0.15)%	1D FEDL01	Monthly	(52)
Mondelez International, Inc.	Barclays Bank PLC	(15,585)	01/11/27	(0.15)%	1D OBFR01	Monthly	(1,496)
Mondelez International, Inc.	Citibank N.A.	(734,972)	02/22/28	0.00%	1D OBFR01	Monthly	(61,966)
Mondi PLC	Goldman Sachs Bank USA	(7,120)	08/19/26	(0.25)%	1D SONIA	Monthly	828
Mondi PLC	Morgan Stanley & Co. International PLC	(42,214)	12/09/27	(0.25)%	1D SONIA	Monthly	3,967
MongoDB, Inc.	Goldman Sachs Bank USA	(199,832)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,340)
Monolithic Power Systems, Inc.	Citibank N.A.	(785,886)	02/22/28	0.00%	1D OBFR01	Monthly	(42,307)
Monotaro Co. Ltd.	Barclays Bank PLC	(68,249)	12/11/26	(0.20)%	1D P TONA	Monthly	472
Moody S Corp.	Goldman Sachs Bank USA	(370,234)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,326)
Morgan Stanley	Barclays Bank PLC	(106,415)	01/11/27	(0.15)%	1D OBFR01	Monthly	256
Morgan Stanley	Merrill Lynch International	(26,955)	02/15/28	0.10%	1D OBFR01	Monthly	82
Mosaic Co/the	Citibank N.A.	(90,704)	02/22/28	0.00%	1D OBFR01	Monthly	3,977
Mosaic Co/the	Goldman Sachs Bank USA	(35,880)	08/18/26	(0.15)%	1D FEDL01	Monthly	696
MP Materials Corp.	Citibank N.A.	(22,556)	02/22/28	0.00%	1D OBFR01	Monthly	1,027
MP Materials Corp.	Merrill Lynch International	(8,511)	02/15/28	(0.15)%	1D OBFR01	Monthly	(932)
MS&AD Insurance Group Holdings, Inc.	Barclays Bank PLC	(109,756)	12/11/26	(0.20)%	1D P TONA	Monthly	(815)
MS&AD Insurance Group Holdings, Inc.	Citibank N.A.	(17,867)	02/24/27	0.00%	1D P TONA	Monthly	(133)
Msa Safety, Inc.	Citibank N.A.	(18,201)	02/22/28	0.00%	1D OBFR01	Monthly	397
MSCI, Inc.	Goldman Sachs Bank USA	(192,849)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,456)
Mtr Corp.	Goldman Sachs Bank USA	(73,795)	08/19/26	(0.30)%	HONIA	Monthly	1,151
Mtu Aero Engines Ag	Barclays Bank PLC	(4,451)	01/11/27	(0.26)%	1D ESTR	Monthly	(7)
Mueller Industries, Inc.	Goldman Sachs Bank USA	(4,858)	08/18/26	(0.15)%	1D FEDL01	Monthly	(18)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Citibank N.A.	(70,174)	11/11/26	0.00%	1D ESTR	Monthly	6,170
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Murphy USA, Inc.	Barclays Bank PLC	$(82,125)	01/11/27	(0.15)%	1D OBFR01	Monthly	$(10,779)
Murphy USA, Inc.	Goldman Sachs Bank USA	(22,961)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,087)
Nasdaq, Inc.	Goldman Sachs Bank USA	(60,725)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,049)
Natera, Inc.	Citibank N.A.	(3,948)	02/22/28	0.00%	1D OBFR01	Monthly	31
National Australia Bank Ltd	Barclays Bank PLC	(173,130)	12/11/26	(0.25)%	1D AONIA	Monthly	171
National Bank Of Canada	Goldman Sachs Bank USA	(22,778)	08/18/26	(0.20)%	1D CORRA	Monthly	(468)
National Bank Of Canada	Morgan Stanley & Co. International PLC	(355,184)	12/09/27	(0.20)%	CABROVER	Monthly	(4,374)
National Grid PLC	Barclays Bank PLC	(55,895)	01/11/27	(0.25)%	1D SONIA	Monthly	(152)
National Grid PLC	Citibank N.A.	(217,145)	11/11/26	0.00%	1D SONIA	Monthly	(5,932)
Neste OYJ	Barclays Bank PLC	(5,238)	01/11/27	(0.26)%	1D OBFR01	Monthly	(12)
Neste OYJ	Citibank N.A.	(99,020)	11/11/26	0.00%	1D ESTR	Monthly	(12,968)
Netflix, Inc.	Citibank N.A.	(95,407)	02/22/28	0.00%	1D OBFR01	Monthly	(356)
New York Times Co./The	Citibank N.A.	(139,179)	02/22/28	0.00%	1D OBFR01	Monthly	2,457
Newmarket Corp.	Citibank N.A.	(36,571)	02/22/28	0.00%	1D OBFR01	Monthly	(1,939)
News Corp.	Citibank N.A.	(329,044)	02/22/28	0.00%	1D OBFR01	Monthly	2,887
Nexon Co. Ltd.	Barclays Bank PLC	(113,388)	12/11/26	(0.20)%	1D P TONA	Monthly	3,652
Nexstar Media Group, Inc.	Goldman Sachs Bank USA	(171,426)	08/18/26	(0.15)%	1D FEDL01	Monthly	(10,072)
Next Vision Stabilized Systems Ltd.	Barclays Bank PLC	(7,617)	01/11/27	(0.90)%	SHIR	Monthly	(866)
Nextera Energy, Inc.	Citibank N.A.	(535,724)	02/22/28	0.00%	1D OBFR01	Monthly	(30,414)
Nextera Energy, Inc.	Goldman Sachs Bank USA	(69,292)	08/18/26	(0.15)%	1D FEDL01	Monthly	(986)
Nextpower, Inc.	Citibank N.A.	(110,401)	02/22/28	0.00%	1D OBFR01	Monthly	(2,296)
Nippon Building Fund, Inc.	Barclays Bank PLC	(81,652)	12/11/26	(0.20)%	1D P TONA	Monthly	1,261
Nippon Express Holdings, Inc.	Citibank N.A.	(2,416)	02/24/27	0.00%	1D P TONA	Monthly	(211)
Nippon Paint Holdings Co. Ltd.	Barclays Bank PLC	(660,926)	12/11/26	(0.20)%	1D P TONA	Monthly	1,211
Nippon Paint Holdings Co. Ltd.	Citibank N.A.	(73,934)	02/24/27	0.00%	1D P TONA	Monthly	142
Nippon Sanso Holdings Corp.	Barclays Bank PLC	(87,167)	12/11/26	(0.20)%	1D P TONA	Monthly	2,554
Nippon Sanso Holdings Corp.	Citibank N.A.	(18,160)	02/24/27	0.00%	1D P TONA	Monthly	532
NiSource, Inc.	Barclays Bank PLC	(76,600)	01/11/27	(0.15)%	1D OBFR01	Monthly	(2,338)
Niterra Co. Ltd.	Barclays Bank PLC	(316,535)	12/11/26	(0.20)%	1D P TONA	Monthly	3,013
Niterra Co. Ltd.	Citibank N.A.	(136,000)	02/24/27	0.00%	1D P TONA	Monthly	862
Nitori Holdings Co. Ltd.	Barclays Bank PLC	(63,957)	12/11/26	(0.20)%	1D P TONA	Monthly	3,239
Nkt A/s	Citibank N.A.	(25,615)	11/11/26	0.00%	DESTR	Monthly	(382)
Nordea Bank Abp	Goldman Sachs Bank USA	(106,515)	08/19/26	(0.26)%	1D ESTR	Monthly	(842)
Norsk Hydro Asa	Barclays Bank PLC	(146,032)	01/11/27	(0.26)%	NOWA	Monthly	6,873
Northern Star Resources Ltd	Barclays Bank PLC	(202,882)	12/11/26	(0.25)%	1D AONIA	Monthly	11,908
Northern Trust Corp.	Barclays Bank PLC	(70,992)	01/11/27	(0.15)%	1D OBFR01	Monthly	630
Northern Trust Corp.	Morgan Stanley & Co. International PLC	(21,482)	12/09/27	(0.15)%	1D FEDL01	Monthly	191
Norwegian Cruise Line Holdings Ltd.	Citibank N.A.	(417,330)	02/22/28	0.00%	1D OBFR01	Monthly	16,588
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley & Co. International PLC	(176,415)	12/09/27	(0.15)%	1D FEDL01	Monthly	5,196
Novagold Resources, Inc.	Goldman Sachs Bank USA	(83,490)	08/18/26	(0.15)%	1D CORRA	Monthly	16,405
Novartis AG	Goldman Sachs Bank USA	(1,494,283)	08/19/26	(0.10)%	SSARON	Monthly	27,914
Novo Nordisk A/S	Citibank N.A.	(722,184)	11/11/26	0.00%	DESTR	Monthly	(50,439)
Novonesis (novozymes) B	Citibank N.A.	(1,063,811)	11/11/26	0.00%	DESTR	Monthly	(21,198)
NRG Energy, Inc.	Citibank N.A.	(153,686)	02/22/28	0.00%	1D OBFR01	Monthly	(5,317)
NTT, Inc.	Barclays Bank PLC	(715,511)	12/11/26	(0.20)%	1D P TONA	Monthly	(4,125)
NTT, Inc.	Citibank N.A.	(107,513)	02/24/27	0.00%	1D P TONA	Monthly	(705)
Nucor Corp.	Citibank N.A.	(113,844)	02/22/28	0.00%	1D OBFR01	Monthly	(3,306)
Nutanix, Inc.	Citibank N.A.	(115,847)	02/22/28	0.00%	1D OBFR01	Monthly	1,395
Nutanix, Inc.	Citibank N.A.	(82,547)	02/22/28	0.00%	1D OBFR01	Monthly	1,135
Nutrien Ltd	Morgan Stanley & Co. International PLC	(55,212)	12/09/27	(0.20)%	CABROVER	Monthly	(3,089)
Nuvalent, Inc.	Morgan Stanley & Co. International PLC	(127,785)	12/09/27	(0.15)%	1D FEDL01	Monthly	8,051

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Obic Co. Ltd.	Citibank N.A.	$(55,609)	02/24/27	0.00%	1D P TONA	Monthly	$5,120
Occidental Petroleum Corp.	Citibank N.A.	(120,786)	02/22/28	0.00%	1D OBFR01	Monthly	(4,978)
Occidental Petroleum Corp.	Goldman Sachs Bank USA	(78,395)	08/18/26	(0.15)%	1D FEDL01	Monthly	(6,962)
OGE Energy Corp.	Citibank N.A.	(10,378)	02/22/28	0.00%	1D OBFR01	Monthly	(504)
Okta, Inc.	Goldman Sachs Bank USA	(105,672)	08/18/26	(0.15)%	1D FEDL01	Monthly	(9,885)
Okta, Inc.	Morgan Stanley & Co. International PLC	(85,626)	12/09/27	(0.15)%	1D FEDL01	Monthly	5,494
Old National BanCorp.	Barclays Bank PLC	(76,696)	01/11/27	(0.15)%	1D OBFR01	Monthly	160
Old National BanCorp.	Barclays Bank PLC	(38,288)	01/11/27	(0.15)%	1D OBFR01	Monthly	80
Old Republic Intl Corp.	Citibank N.A.	(118,043)	02/22/28	0.00%	1D OBFR01	Monthly	4,346
Olin Corp.	Goldman Sachs Bank USA	(73,631)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,866)
Olympus Corp.	Barclays Bank PLC	(18,775)	12/11/26	0.00%	1D OBFR01	Monthly	88
Omega Healthcare Investors, Inc.	Citibank N.A.	(146,559)	02/22/28	0.00%	1D OBFR01	Monthly	(3,510)
Omron Corp.	Citibank N.A.	(16,889)	02/24/27	0.00%	1D P TONA	Monthly	(1,071)
On Holding AG	Barclays Bank PLC	(26,239)	01/11/27	(0.15)%	1D OBFR01	Monthly	101
ON Semiconductor Corp.	Citibank N.A.	(211,426)	02/22/28	0.00%	1D OBFR01	Monthly	(18,925)
OneMain Holdings, Inc.	Goldman Sachs Bank USA	(10,494)	08/18/26	(0.15)%	1D FEDL01	Monthly	(202)
ONEOK, Inc.	Morgan Stanley & Co. International PLC	(1,027,451)	12/09/27	(0.15)%	1D FEDL01	Monthly	(69,217)
Open Text Corp.	Morgan Stanley & Co. International PLC	(267,380)	12/09/27	(0.20)%	CABROVER	Monthly	10,992
Opendoor Technologies, Inc.	Goldman Sachs Bank USA	(36,738)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,268)
Oracle Corp.	Citibank N.A.	(1,362,700)	02/22/28	0.00%	1D OBFR01	Monthly	128,067
Orange SA	Goldman Sachs Bank USA	(309,029)	08/19/26	(0.18)%	1D ESTR	Monthly	1,274
Organo Corp.	Barclays Bank PLC	(50,541)	12/11/26	(0.20)%	1D P TONA	Monthly	15
Organo Corp.	Citibank N.A.	(111,191)	02/24/27	0.00%	1D P TONA	Monthly	33
Oriental Land Co Ltd/Japan	Barclays Bank PLC	(309,069)	12/11/26	(0.20)%	1D P TONA	Monthly	48,896
Orion OYJ	Citibank N.A.	(7,834)	11/11/26	0.00%	1D ESTR	Monthly	482
ORIX Corp.	Citibank N.A.	(23,581)	02/24/27	0.00%	1D P TONA	Monthly	22
Orkla Asa	Citibank N.A.	(32,460)	11/11/26	0.00%	NOWA	Monthly	206
Orla Mining Ltd	Morgan Stanley & Co. International PLC	(137,978)	12/09/27	(0.20)%	CABROVER	Monthly	15,140
Ormat Technologies, Inc.	Citibank N.A.	(36,273)	02/22/28	0.00%	1D OBFR01	Monthly	(2,678)
Ormat Technologies, Inc.	Goldman Sachs Bank USA	(132,761)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,557)
Orsted A/S	Morgan Stanley & Co. International PLC	(92,912)	12/09/27	(0.26)%	DESTR	Monthly	(4,060)
Osaka Gas Co Ltd.	Citibank N.A.	(193,486)	02/24/27	0.00%	1D P TONA	Monthly	6,632
Osaka Gas Co. Ltd.	Barclays Bank PLC	(29,797)	12/11/26	(0.20)%	1D P TONA	Monthly	1,050
Oscar Health, Inc.	Citibank N.A.	(57,737)	02/22/28	(0.17)%	1D OBFR01	Monthly	(7,094)
Otsuka Holdings Co. Ltd.	Citibank N.A.	(213,360)	02/24/27	0.00%	1D P TONA	Monthly	(12,575)
Oversea Chinese Banking Corp.	Goldman Sachs Bank USA	(1,221,213)	08/19/26	(0.30)%	SORA	Monthly	41,135
Oversea Chinese Banking Corp.	Morgan Stanley & Co. International PLC	(258,928)	12/09/27	(0.30)%	SORA	Monthly	(1,586)
Ovintiv, Inc.	Goldman Sachs Bank USA	(11,103)	08/18/26	(0.15)%	1D FEDL01	Monthly	(899)
PACCAR, Inc.	Citibank N.A.	(351,215)	02/22/28	0.00%	1D OBFR01	Monthly	14,773
Packaging Corp Of America	Morgan Stanley & Co. International PLC	(533,145)	12/09/27	(0.15)%	1D FEDL01	Monthly	(18,624)
Palantir Technologies, Inc.	Goldman Sachs Bank USA	(267,756)	08/18/26	(0.15)%	1D FEDL01	Monthly	9,012
Palo Alto Networks, Inc.	Citibank N.A.	(7,248)	02/22/28	0.00%	1D OBFR01	Monthly	75
Palo Alto Networks, Inc.	Goldman Sachs Bank USA	(507,622)	08/18/26	(0.15)%	1D FEDL01	Monthly	(44,325)
Pan African Resources PLC	Citibank N.A.	(32,891)	11/11/26	0.00%	1D SONIA	Monthly	2,977
Panasonic Holdings Corp.	Citibank N.A.	(70,547)	02/24/27	0.00%	1D P TONA	Monthly	(5,139)
Panasonic Holdings Corp.	Goldman Sachs Bank USA	(92,734)	08/19/26	0.20%	1D P TONA	Monthly	(1,363)
Paramount Skydance Corp.	Morgan Stanley & Co. International PLC	(27,943)	12/09/27	(1.00)%	1D FEDL01	Monthly	2,466
Parsons Corp.	Barclays Bank PLC	(75,966)	01/11/27	(0.15)%	1D OBFR01	Monthly	4,283
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Partners Group Holding Ag	Citibank N.A.	$(241,479)	11/11/26	0.00%	SSARON	Monthly	$19,690
Paychex, Inc.	Goldman Sachs Bank USA	(1,346,884)	08/18/26	(0.15)%	1D FEDL01	Monthly	(29,783)
Paycom Software, Inc.	Goldman Sachs Bank USA	(5,687)	08/18/26	(0.15)%	1D FEDL01	Monthly	(144)
Paylocity Holding Corp.	Goldman Sachs Bank USA	(62,322)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,081)
Paypal Holdings, Inc.	Barclays Bank PLC	(47,327)	01/11/27	(0.15)%	1D OBFR01	Monthly	998
Paypal Holdings, Inc.	Citibank N.A.	(180,404)	02/22/28	0.00%	1D OBFR01	Monthly	3,059
Paypal Holdings, Inc.	Merrill Lynch International	(38,318)	02/15/28	0.00%	1D OBFR01	Monthly	(441)
PBF Energy, Inc.	Morgan Stanley & Co. International PLC	(97,797)	12/09/27	(0.15)%	1D FEDL01	Monthly	(6,787)
PennyMac Financial Services, Inc.	Citibank N.A.	(38,626)	02/22/28	0.00%	1D OBFR01	Monthly	73
PepsiCo, Inc.	Citibank N.A.	(90,275)	02/22/28	0.00%	1D OBFR01	Monthly	(2,759)
PepsiCo, Inc.	Citibank N.A.	(21,838)	02/22/28	0.00%	1D OBFR01	Monthly	(667)
Performance Food Group Co.	Citibank N.A.	(10,019)	02/22/28	0.00%	1D OBFR01	Monthly	58
Performance Food Group Co.	Citibank N.A.	(88,034)	02/22/28	0.00%	1D OBFR01	Monthly	1,096
Permian Resources Corp.	Barclays Bank PLC	(178,044)	01/11/27	(0.15)%	1D OBFR01	Monthly	(11,391)
Pernod Ricard Sa	Goldman Sachs Bank USA	(94,352)	08/19/26	(0.18)%	1D ESTR	Monthly	4,473
Persimmon PLC	Morgan Stanley & Co. International PLC	(50,128)	12/09/27	(0.25)%	1D SONIA	Monthly	3,409
PG&E Corp.	Citibank N.A.	(217,118)	02/22/28	0.00%	1D OBFR01	Monthly	2,138
Philip Morris International, Inc.	Barclays Bank PLC	(61,739)	01/11/27	(0.15)%	1D OBFR01	Monthly	167
Philip Morris International, Inc.	Goldman Sachs Bank USA	(1,477,253)	08/18/26	(0.15)%	1D FEDL01	Monthly	(56,908)
Phoenix Financial Ltd	Citibank N.A.	(46,586)	11/11/26	0.00%	SHIR	Monthly	16
Pinnacle Financial Partners, Inc.	Citibank N.A.	(378,930)	02/22/28	0.00%	1D OBFR01	Monthly	(10,300)
Pinnacle West Capital Corp.	Citibank N.A.	(54,490)	02/22/28	0.00%	1D OBFR01	Monthly	(1,311)
Planet Fitness, Inc.	Citibank N.A.	(41,311)	02/22/28	0.00%	1D OBFR01	Monthly	1,509
Planet Labs Pbc	Goldman Sachs Bank USA	(35,238)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,324)
Plug Power, Inc.	Barclays Bank PLC	(6,740)	01/11/27	(0.41)%	1D OBFR01	Monthly	127
Plug Power, Inc.	Morgan Stanley & Co. International PLC	(62,677)	12/09/27	(0.36)%	1D FEDL01	Monthly	1,179
PNC Financial Services Group, Inc./The	Citibank N.A.	(108,970)	02/22/28	0.00%	1D OBFR01	Monthly	815
PNC Financial Services Group, Inc./The	Citibank N.A.	(84,398)	02/22/28	0.00%	1D OBFR01	Monthly	773
Polaris, Inc.	Goldman Sachs Bank USA	(10,364)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,094)
Porsche Automobil Holding SE	Barclays Bank PLC	(18,869)	01/11/27	(0.26)%	1D ESTR	Monthly	(15)
Porsche Automobil Holding SE	Citibank N.A.	(617,200)	11/11/26	0.00%	1D ESTR	Monthly	19,194
Post Holdings, Inc.	Citibank N.A.	(158,042)	02/22/28	0.00%	1D OBFR01	Monthly	(1,073)
Powell Industries, Inc.	Goldman Sachs Bank USA	(143,674)	08/18/26	(0.15)%	1D FEDL01	Monthly	(24,628)
Power Assets Holdings Ltd	Barclays Bank PLC	(4,079)	12/11/26	(0.30)%	HONIA	Monthly	(53)
PPL Corp.	Citibank N.A.	(55,763)	02/22/28	0.00%	1D OBFR01	Monthly	502
PPL Corp.	Morgan Stanley & Co. International PLC	(56,509)	12/09/27	(0.15)%	1D FEDL01	Monthly	799
Primo Brands Corp.	Citibank N.A.	(43,031)	02/22/28	0.00%	1D OBFR01	Monthly	(643)
Primo Brands Corp.	Morgan Stanley & Co. International PLC	(288,710)	12/09/27	(0.15)%	1D FEDL01	Monthly	(4,313)
Primoris Services Corp.	Goldman Sachs Bank USA	(75,751)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,216)
Pro Medicus Ltd	Barclays Bank PLC	(85,599)	12/11/26	(0.25)%	1D AONIA	Monthly	2,370
Procter & Gamble Co./The	Morgan Stanley & Co. International PLC	(53,426)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,586)
Progressive Corp.	Citibank N.A.	(720,071)	02/22/28	0.00%	1D OBFR01	Monthly	2,709
Prosperity Bancshares, Inc.	Citibank N.A.	(44,171)	02/22/28	0.00%	1D OBFR01	Monthly	82
Prosus Nv	Barclays Bank PLC	(57,451)	01/11/27	(0.26)%	1D ESTR	Monthly	(354)
Prosus Nv	Goldman Sachs Bank USA	(944,049)	08/19/26	(0.17)%	1D ESTR	Monthly	24,154
Protagonist Therapeutics, Inc.	Citibank N.A.	(115,178)	02/22/28	0.00%	1D OBFR01	Monthly	5,124
Prudential Financial, Inc.	Barclays Bank PLC	(51,029)	01/11/27	(0.15)%	1D OBFR01	Monthly	(1,754)
PTC Therapeutics, Inc.	Barclays Bank PLC	(170,956)	01/11/27	(0.15)%	1D OBFR01	Monthly	10,258

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
PTC, Inc.	Barclays Bank PLC	$(129,124)	01/11/27	(0.15)%	1D OBFR01	Monthly	$3,047
Public Service Enterprise Group, Inc.	Citibank N.A.	(81,847)	02/22/28	0.00%	1D OBFR01	Monthly	(3,161)
Public Storage	Goldman Sachs Bank USA	(1,133,211)	08/18/26	(0.15)%	1D FEDL01	Monthly	(7,932)
PVH Corp.	Goldman Sachs Bank USA	(160,002)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,628
Qbe Insurance Group Ltd	Barclays Bank PLC	(4,985)	12/11/26	0.00%	1D AONIA	Monthly	(36)
Qbe Insurance Group Ltd	Goldman Sachs Bank USA	(49,390)	08/19/26	0.00%	1D AONIA	Monthly	666
Quanta Services, Inc.	Citibank N.A.	(23,324)	02/22/28	0.00%	1D OBFR01	Monthly	(4,332)
Quanta Services, Inc.	Morgan Stanley & Co. International PLC	(166,747)	12/09/27	(0.15)%	1D FEDL01	Monthly	(14,468)
Quantum Computing, Inc.	Citibank N.A.	(13,696)	02/22/28	(0.25)%	1D OBFR01	Monthly	1,167
Quantum Computing, Inc.	Morgan Stanley & Co. International PLC	(12,424)	12/09/27	(0.69)%	1D FEDL01	Monthly	1,058
QXO, Inc.	Citibank N.A.	(71,767)	02/22/28	(1.79)%	1D OBFR01	Monthly	3,047
QXO, Inc.	Morgan Stanley & Co. International PLC	(40,474)	12/09/27	(1.19)%	1D FEDL01	Monthly	1,719
Raiffeisen Bank International AG	Citibank N.A.	(5,314)	11/11/26	(0.25)%	1D ESTR	Monthly	(304)
Rakuten Bank Ltd	Citibank N.A.	(31,330)	02/24/27	0.00%	1D P TONA	Monthly	(994)
Rambus, Inc.	Goldman Sachs Bank USA	(142,161)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,641
Randstad Nv	Citibank N.A.	(44,867)	11/11/26	0.00%	1D ESTR	Monthly	480
Range Resources Corp.	Citibank N.A.	(60,865)	02/22/28	0.00%	1D OBFR01	Monthly	(513)
Rayonier, Inc.	Citibank N.A.	(113,036)	02/22/28	0.00%	1D OBFR01	Monthly	(480)
Rb Global, Inc.	Morgan Stanley & Co. International PLC	(982,038)	12/09/27	(0.20)%	CABROVER	Monthly	(6,758)
Realty Income Corp.	Citibank N.A.	(814,087)	02/22/28	0.00%	1D OBFR01	Monthly	(10,691)
Realty Income Corp.	Citibank N.A.	(14,188)	02/22/28	0.00%	1D OBFR01	Monthly	(202)
Red Cat Holdings, Inc.	Citibank N.A.	(6,748)	02/22/28	(0.54)%	1D OBFR01	Monthly	911
Reddit, Inc.	Goldman Sachs Bank USA	(86,060)	08/18/26	(0.15)%	1D FEDL01	Monthly	4,494
Redeia Corp Sa	Citibank N.A.	(4,036)	11/11/26	0.00%	1D ESTR	Monthly	(38)
Regal Rexnord Corp.	Barclays Bank PLC	(19,847)	01/11/27	(0.15)%	1D OBFR01	Monthly	(366)
Regency Centers Corp.	Citibank N.A.	(65,093)	02/22/28	0.00%	1D OBFR01	Monthly	867
Regency Centers Corp.	Citibank N.A.	(28,045)	02/22/28	0.00%	1D OBFR01	Monthly	408
Reinsurance Group of America, Inc.	Morgan Stanley & Co. International PLC	(27,342)	12/09/27	(0.15)%	1D FEDL01	Monthly	(570)
RELX PLC	Citibank N.A.	(524,961)	11/11/26	0.00%	1D SONIA	Monthly	6,993
RenaissanceRe Holdings Ltd.	Citibank N.A.	(16,486)	02/22/28	0.00%	1D OBFR01	Monthly	216
Renault Sa	Barclays Bank PLC	(6,532)	01/11/27	(0.26)%	1D ESTR	Monthly	(37)
Renault Sa	Citibank N.A.	(208,830)	11/11/26	0.00%	1D ESTR	Monthly	7,118
Renesas Electronics Corp.	Barclays Bank PLC	(3,951)	12/11/26	(0.20)%	1D P TONA	Monthly	(93)
Renesas Electronics Corp.	Citibank N.A.	(268,690)	02/24/27	0.00%	1D P TONA	Monthly	(6,338)
Renesas Electronics Corp.	Goldman Sachs Bank USA	(15,837)	08/19/26	0.20%	1D P TONA	Monthly	(341)
Rentokil Initial PLC	Morgan Stanley & Co. International PLC	(392,523)	12/09/27	(0.25)%	1D SONIA	Monthly	1,386
Repligen Corp.	Citibank N.A.	(54,736)	02/22/28	0.00%	1D OBFR01	Monthly	2,680
Republic Services, Inc.	Citibank N.A.	(198,721)	02/22/28	0.00%	1D OBFR01	Monthly	(3,804)
Resona Holdings, Inc.	Barclays Bank PLC	(104,833)	12/11/26	(0.20)%	1D P TONA	Monthly	(3,984)
Resona Holdings, Inc.	Citibank N.A.	(5,926)	02/24/27	0.00%	1D P TONA	Monthly	(328)
Restaurant Brands International, Inc.	Goldman Sachs Bank USA	(302,473)	08/18/26	(0.15)%	1D CORRA	Monthly	(1,580)
Revvity, Inc.	Citibank N.A.	(27,745)	02/22/28	0.00%	1D OBFR01	Monthly	1,240
Rexel Sa	Barclays Bank PLC	(244,337)	01/11/27	(0.26)%	1D ESTR	Monthly	(5,659)
Rexel Sa	Goldman Sachs Bank USA	(40,449)	08/19/26	0.00%	1D ESTR	Monthly	1,455
Rexford Industrial Realty, Inc.	Barclays Bank PLC	(219,482)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,240
Rexford Industrial Realty, Inc.	Barclays Bank PLC	(11,458)	01/11/27	(0.15)%	1D OBFR01	Monthly	117
Rh	Citibank N.A.	(41,256)	02/22/28	0.00%	1D OBFR01	Monthly	1,404
Rheinmetall Ag	Citibank N.A.	(1,085,818)	11/11/26	0.00%	1D ESTR	Monthly	36,433
Rigetti Computing, Inc.	Goldman Sachs Bank USA	(36,984)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,490
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Rightmove PLC	Citibank N.A.	$(13,445)	11/11/26	0.00%	1D SONIA	Monthly	$570
Rio Tinto PLC	Barclays Bank PLC	(16,595)	01/11/27	(0.25)%	1D SONIA	Monthly	(128)
Rio Tinto PLC	Morgan Stanley & Co. International PLC	(298,434)	12/09/27	(0.25)%	1D SONIA	Monthly	2,067
Rivian Automotive, Inc.	Barclays Bank PLC	(72,361)	01/11/27	(0.15)%	1D OBFR01	Monthly	5,466
Robinhood Markets, Inc.	Citibank N.A.	(983,745)	02/22/28	0.00%	1D OBFR01	Monthly	164,753
Robinhood Markets, Inc.	Goldman Sachs Bank USA	(40,984)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,227
Robinhood Markets, Inc.	Merrill Lynch International	(9,081)	02/15/28	0.10%	1D OBFR01	Monthly	1,501
ROBLOX Corp.	Citibank N.A.	(76,699)	02/22/28	0.00%	1D OBFR01	Monthly	3,590
ROBLOX Corp.	Goldman Sachs Bank USA	(4,245)	08/18/26	(0.15)%	1D FEDL01	Monthly	322
Roche Holding Ag	Citibank N.A.	(138,648)	11/11/26	0.00%	SSARON	Monthly	(2,347)
Rocket Cos, Inc.	Barclays Bank PLC	(45,027)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,029
Rocket Cos, Inc.	Citibank N.A.	(89,730)	02/22/28	(0.12)%	1D OBFR01	Monthly	3,092
Rocket Lab Corp.	Goldman Sachs Bank USA	(302,193)	08/18/26	(0.15)%	1D FEDL01	Monthly	(33,871)
ROCKWOOL A/S	Citibank N.A.	(188,543)	11/11/26	0.00%	DESTR	Monthly	4,710
Rogers Communications, Inc.	Goldman Sachs Bank USA	(81,427)	08/18/26	(0.15)%	1D CORRA	Monthly	(4,997)
Rohm Co. Ltd.	Citibank N.A.	(7,073)	02/24/27	0.00%	1D P TONA	Monthly	582
Roivant Sciences Ltd	Citibank N.A.	(12,301)	02/22/28	0.00%	1D OBFR01	Monthly	262
Rollins, Inc.	Citibank N.A.	(218,689)	02/22/28	0.00%	1D OBFR01	Monthly	(1,333)
Rolls Royce Holdings PLC	Goldman Sachs Bank USA	(39,115)	08/19/26	(0.25)%	1D SONIA	Monthly	(2,015)
Roper Technologies, Inc.	Citibank N.A.	(1,589,126)	02/22/28	0.00%	1D OBFR01	Monthly	38,961
Rorze Corp.	Citibank N.A.	(2,278)	02/24/27	0.00%	1D P TONA	Monthly	(119)
Ross Stores, Inc.	Goldman Sachs Bank USA	(22,181)	08/18/26	(0.15)%	1D FEDL01	Monthly	(142)
Royal Bank Of Canada	Citibank N.A.	(355)	02/22/28	0.00%	1D CORRA	Monthly	(4)
Royal Bank Of Canada	Goldman Sachs Bank USA	(1,916,350)	08/18/26	(0.39)%	1D CORRA	Monthly	(21,799)
Royal Bank Of Canada	Morgan Stanley & Co. International PLC	(323,750)	12/09/27	(0.20)%	CABROVER	Monthly	(1,613)
Royal Caribbean Cruises Ltd	Citibank N.A.	(538,424)	02/22/28	0.00%	1D OBFR01	Monthly	1,936
Royal Gold, Inc.	Goldman Sachs Bank USA	(201,690)	08/18/26	(0.15)%	1D FEDL01	Monthly	27,355
RPM International, Inc.	Citibank N.A.	(269,443)	02/22/28	0.00%	1D OBFR01	Monthly	9,317
Rubrik, Inc.	Citibank N.A.	(105,066)	02/22/28	0.00%	1D OBFR01	Monthly	3,918
Ryan Specialty Holdings, Inc.	Citibank N.A.	(9,290)	02/22/28	0.00%	1D OBFR01	Monthly	389
Ryan Specialty Holdings, Inc.	Morgan Stanley & Co. International PLC	(75,919)	12/09/27	(0.15)%	1D FEDL01	Monthly	3,180
Ryanair Holdings PLC	Goldman Sachs Bank USA	(37,050)	08/19/26	(0.26)%	1D ESTR	Monthly	4,595
Ryder System, Inc.	Morgan Stanley & Co. International PLC	(5,837)	12/09/27	(0.15)%	1D FEDL01	Monthly	—
Ryman Hospitality Properties, Inc.	Citibank N.A.	(220,240)	02/22/28	0.00%	1D OBFR01	Monthly	(10,748)
Ryohin Keikaku Co. Ltd.	Barclays Bank PLC	(105,450)	12/11/26	(0.20)%	1D P TONA	Monthly	3,794
Ryohin Keikaku Co. Ltd.	Citibank N.A.	(234,113)	02/24/27	0.00%	1D P TONA	Monthly	7,696
S&P Global, Inc.	Goldman Sachs Bank USA	(829,051)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,814
Saab AB	Citibank N.A.	(110,249)	11/11/26	0.00%	TN STIBOR	Monthly	801
Sable Offshore Corp.	Morgan Stanley & Co. International PLC	(17,941)	12/09/27	(0.15)%	1D FEDL01	Monthly	391
Sagax AB	Citibank N.A.	(70,820)	11/11/26	0.00%	TN STIBOR	Monthly	3,117
Saia, Inc.	Citibank N.A.	(175,069)	02/22/28	0.00%	1D OBFR01	Monthly	(7,152)
Samsara, Inc.	Morgan Stanley & Co. International PLC	(250,014)	12/09/27	(0.15)%	1D FEDL01	Monthly	23,744
Sandisk Corp.	Morgan Stanley & Co. International PLC	(37,616)	12/09/27	(0.15)%	1D FEDL01	Monthly	(4,051)
Sandoz Group Ag	Morgan Stanley & Co. International PLC	(127,901)	12/09/27	(0.26)%	SSARON	Monthly	763
Sanmina Corp.	Goldman Sachs Bank USA	(20,523)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,447)
Sanmina Corp.	Morgan Stanley & Co. International PLC	(5,217)	12/09/27	(0.15)%	1D FEDL01	Monthly	(229)
Saputo, Inc.	Morgan Stanley & Co. International PLC	(6,533)	12/09/27	(0.20)%	CABROVER	Monthly	(341)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Sartorius AG	Barclays Bank PLC	$(5,865)	01/11/27	(0.26)%	1D OBFR01	Monthly	$(11)
Sartorius AG	Citibank N.A.	(15,247)	11/11/26	0.00%	1D ESTR	Monthly	1,196
Sartorius AG	Goldman Sachs Bank USA	(7,815)	08/19/26	(0.26)%	1D ESTR	Monthly	150
Sartorius Stedim Biotech	Barclays Bank PLC	(10,297)	01/11/27	(0.26)%	1D OBFR01	Monthly	(53)
Sartorius Stedim Biotech	Citibank N.A.	(278,991)	11/11/26	0.00%	1D ESTR	Monthly	38,367
Sba Communications Corp.	Citibank N.A.	(203,675)	02/22/28	0.00%	1D OBFR01	Monthly	(5,359)
Sba Communications Corp.	Citibank N.A.	(141,734)	02/22/28	0.00%	1D OBFR01	Monthly	(6,248)
Sbm Offshore Nv	Barclays Bank PLC	(4,978)	01/11/27	(0.26)%	1D ESTR	Monthly	(27)
Schwab (charles) Corp.	Goldman Sachs Bank USA	(25,068)	08/18/26	(0.15)%	1D FEDL01	Monthly	142
Scor Se	Goldman Sachs Bank USA	(274,510)	08/19/26	(0.18)%	1D ESTR	Monthly	8,768
Screen Holdings Co. Ltd.	Barclays Bank PLC	(113,312)	12/11/26	(0.20)%	1D P TONA	Monthly	600
Seagate Technology Holdings PLC	Citibank N.A.	(229,520)	02/22/28	0.00%	1D OBFR01	Monthly	(29,832)
Secom Co. Ltd.	Citibank N.A.	(3,707)	02/24/27	0.00%	1D P TONA	Monthly	41
Segro PLC	Morgan Stanley & Co. International PLC	(75,488)	12/09/27	(0.25)%	1D SONIA	Monthly	1,853
Seibu Holdings, Inc.	Barclays Bank PLC	(89,403)	12/11/26	(0.20)%	1D P TONA	Monthly	7,039
Seibu Holdings, Inc.	Citibank N.A.	(145,599)	02/24/27	0.00%	1D P TONA	Monthly	11,464
Sekisui Chemical Co. Ltd.	Barclays Bank PLC	(384,965)	12/11/26	(0.20)%	1D P TONA	Monthly	7,998
Sembcorp Industries Ltd.	Barclays Bank PLC	(81,740)	12/11/26	(0.46)%	SORA	Monthly	2,496
Sempra	Morgan Stanley & Co. International PLC	(6,929)	12/09/27	(0.15)%	1D FEDL01	Monthly	(206)
Semtech Corp.	Citibank N.A.	(44,393)	02/22/28	0.00%	1D OBFR01	Monthly	(674)
Semtech Corp.	Morgan Stanley & Co. International PLC	(16,453)	12/09/27	(0.15)%	1D FEDL01	Monthly	(250)
SentinelOne, Inc.	Barclays Bank PLC	(18,068)	01/11/27	(0.15)%	1D OBFR01	Monthly	580
Service Corp. International	Barclays Bank PLC	(25,957)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,081
Service Corp. International	Goldman Sachs Bank USA	(11,765)	08/18/26	(0.15)%	1D FEDL01	Monthly	(66)
ServiceTitan, Inc.	Citibank N.A.	(2,454)	02/22/28	0.00%	1D OBFR01	Monthly	195
Sg Holdings Co. Ltd.	Barclays Bank PLC	(59,602)	12/11/26	(0.20)%	1D P TONA	Monthly	1,576
Sharkninja, Inc.	Citibank N.A.	(78,943)	02/22/28	0.00%	1D OBFR01	Monthly	1,191
Sherwin Williams Co./the	Goldman Sachs Bank USA	(20,779)	08/18/26	(0.15)%	1D FEDL01	Monthly	839
Shimadzu Corp.	Barclays Bank PLC	(13,917)	12/11/26	0.00%	1D P TONA	Monthly	(30)
Shimadzu Corp.	Citibank N.A.	(75,158)	02/24/27	0.00%	1D P TONA	Monthly	773
Shimano, Inc.	Barclays Bank PLC	(236,856)	12/11/26	(0.20)%	1D P TONA	Monthly	6,043
Shimano, Inc.	Citibank N.A.	(53,535)	02/24/27	0.00%	1D P TONA	Monthly	1,078
Shin-Etsu Chemical Co. Ltd.	Barclays Bank PLC	(207,887)	12/11/26	(0.20)%	1D P TONA	Monthly	(17,719)
Shin-Etsu Chemical Co. Ltd.	Citibank N.A.	(403,423)	02/24/27	0.00%	1D P TONA	Monthly	(29,374)
Shionogi & Co. Ltd.	Barclays Bank PLC	(43,366)	12/11/26	(0.20)%	1D P TONA	Monthly	(1,080)
Shionogi & Co. Ltd.	Citibank N.A.	(35,481)	02/24/27	0.00%	1D P TONA	Monthly	(884)
Siemens Healthineers Ag	Goldman Sachs Bank USA	(54,865)	08/19/26	(0.26)%	1D ESTR	Monthly	(121)
Sigma Healthcare Ltd	Barclays Bank PLC	(311,891)	12/11/26	(0.25)%	1D AONIA	Monthly	1,128
Sigma Healthcare Ltd	Goldman Sachs Bank USA	(3,666)	08/19/26	(0.30)%	1D AONIA	Monthly	(147)
Signet Jewelers Ltd	Citibank N.A.	(49,108)	02/22/28	0.00%	1D OBFR01	Monthly	586
Sika AG	Citibank N.A.	(32,547)	11/11/26	0.00%	SSARON	Monthly	634
Simon Property Group, Inc.	Goldman Sachs Bank USA	(228,145)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,251)
Simon Property Group, Inc.	Goldman Sachs Bank USA	(36,895)	08/18/26	(0.15)%	1D FEDL01	Monthly	(384)
Singapore Airlines Ltd	Barclays Bank PLC	(93,316)	12/11/26	(0.30)%	SORA	Monthly	2,186
Singapore Exchange Ltd	Goldman Sachs Bank USA	(202,126)	08/19/26	(0.30)%	SORA	Monthly	(4,769)
Sirius Xm Holdings, Inc.	Citibank N.A.	(99,166)	02/22/28	0.00%	1D OBFR01	Monthly	2,936
SiteOne Landscape Supply, Inc.	Goldman Sachs Bank USA	(18,163)	08/18/26	(0.15)%	1D FEDL01	Monthly	516
SiteOne Landscape Supply, Inc.	Morgan Stanley & Co. International PLC	(76,727)	12/09/27	(0.15)%	1D FEDL01	Monthly	7,778
Sitime Corp.	Morgan Stanley & Co. International PLC	(103,880)	12/09/27	(0.15)%	1D FEDL01	Monthly	(7,426)
Skandinaviska Enskilda Banken AB	Morgan Stanley & Co. International PLC	(316,381)	12/09/27	(0.26)%	1D STIBOR	Monthly	(2,154)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Skeena Resources Ltd	Goldman Sachs Bank USA	$(98,244)	08/18/26	(0.15)%	1D CORRA	Monthly	$7,847
SKY Perfect JSAT Corp.	Citibank N.A.	(16,199)	02/24/27	0.00%	1D P TONA	Monthly	(1,267)
SLM Corp.	Citibank N.A.	(147,711)	02/22/28	0.00%	1D OBFR01	Monthly	114
Sm Energy Co.	Citibank N.A.	(179,351)	02/22/28	0.00%	1D OBFR01	Monthly	(10,367)
Sm Energy Co.	Goldman Sachs Bank USA	(8,213)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,251)
SMC Corp.	Citibank N.A.	(135,556)	02/24/27	0.00%	1D P TONA	Monthly	(11,966)
Smith and Nephew PLC	Citibank N.A.	(36,455)	11/11/26	0.00%	1D SONIA	Monthly	370
Smurfit Westrock PLC	Citibank N.A.	(300,187)	02/22/28	0.00%	1D OBFR01	Monthly	9,575
Snap, Inc.	Morgan Stanley & Co. International PLC	(70,757)	12/09/27	(0.15)%	1D FEDL01	Monthly	(2,714)
Snap-on, Inc.	Citibank N.A.	(383,546)	02/22/28	0.00%	1D OBFR01	Monthly	(1,004)
Snowflake, Inc.	Goldman Sachs Bank USA	(29,618)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,642
SoFi Technologies, Inc.	Goldman Sachs Bank USA	(33,162)	08/18/26	(0.15)%	1D FEDL01	Monthly	995
Softbank Group Corp.	Goldman Sachs Bank USA	(287,857)	08/19/26	0.20%	1D P TONA	Monthly	(5,909)
SOITEC	Barclays Bank PLC	(7,006)	01/11/27	(0.26)%	1D ESTR	Monthly	(968)
Sojitz Corp.	Citibank N.A.	(331,753)	02/24/27	0.00%	1D P TONA	Monthly	2,152
Solaredge Technologies, Inc.	Goldman Sachs Bank USA	(6,091)	08/18/26	(0.45)%	1D FEDL01	Monthly	(810)
Solaredge Technologies, Inc.	Merrill Lynch International	(64,541)	02/15/28	(0.15)%	1D OBFR01	Monthly	(6,649)
Solaria Energia y Medio Ambiente SA	Citibank N.A.	(39,352)	11/11/26	0.00%	1D ESTR	Monthly	484
Solaris Energy Infrastructure, Inc.	Citibank N.A.	(49,958)	02/22/28	0.00%	1D OBFR01	Monthly	(5,791)
Solventum Corp.	Citibank N.A.	(49,690)	02/22/28	0.00%	1D OBFR01	Monthly	1,258
Solventum Corp.	Morgan Stanley & Co. International PLC	(15,300)	12/09/27	(0.15)%	1D FEDL01	Monthly	9
Somnigroup International, Inc.	Citibank N.A.	(234,258)	02/22/28	0.00%	1D OBFR01	Monthly	8,954
Somnigroup International, Inc.	Goldman Sachs Bank USA	(15,377)	08/18/26	(0.15)%	1D FEDL01	Monthly	888
Sompo Holdings, Inc.	Barclays Bank PLC	(367,804)	12/11/26	(0.20)%	1D P TONA	Monthly	(628)
Sompo Holdings, Inc.	Citibank N.A.	(133,832)	02/24/27	0.00%	1D P TONA	Monthly	(144)
Sonova Holding AG	Morgan Stanley & Co. International PLC	(12,706)	12/09/27	(0.26)%	SSARON	Monthly	(8)
SoundHound AI, Inc.	Barclays Bank PLC	(5,088)	01/11/27	(18.00)%	1D OBFR01	Monthly	161
Southern Co/the	Barclays Bank PLC	(187,904)	01/11/27	(0.15)%	1D OBFR01	Monthly	(9,654)
Southern Co/the	Citibank N.A.	(661,191)	02/22/28	0.00%	1D OBFR01	Monthly	(25,572)
Southstate Bank Corp.	Morgan Stanley & Co. International PLC	(5,274)	12/09/27	(0.15)%	1D FEDL01	Monthly	—
Sprott, Inc.	Goldman Sachs Bank USA	(5,415)	08/18/26	(0.15)%	1D CORRA	Monthly	583
Sprouts Farmers Market, Inc.	Citibank N.A.	(36,662)	02/22/28	0.00%	1D OBFR01	Monthly	(3,199)
SPX Technologies, Inc.	Citibank N.A.	(84,054)	02/22/28	0.00%	1D OBFR01	Monthly	649
SS&C Technologies Holdings, Inc.	Barclays Bank PLC	(36,754)	01/11/27	(0.15)%	1D OBFR01	Monthly	718
SSAB AB	Barclays Bank PLC	(2,783)	01/11/27	(0.26)%	1D STIBOR	Monthly	(39)
SSE PLC	Goldman Sachs Bank USA	(582,356)	08/19/26	0.10%	1D SONIA	Monthly	11,241
SSE PLC	Morgan Stanley & Co. International PLC	(496,648)	12/09/27	(0.25)%	1D SONIA	Monthly	(1,462)
STAG Industrial, Inc.	Goldman Sachs Bank USA	(50,600)	08/18/26	(0.15)%	1D FEDL01	Monthly	(171)
Starbucks Corp.	Goldman Sachs Bank USA	(92,323)	08/18/26	(0.15)%	1D FEDL01	Monthly	(4,476)
Starwood Property Trust, Inc.	Goldman Sachs Bank USA	(182,485)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,144)
State Street Corp.	Barclays Bank PLC	(51,816)	01/11/27	(0.15)%	1D OBFR01	Monthly	(150)
Steel Dynamics, Inc.	Citibank N.A.	(351,217)	02/22/28	0.00%	1D OBFR01	Monthly	(2,520)
Stellantis Nv	Merrill Lynch International	(104,533)	02/15/28	0.00%	1D OBFR01	Monthly	9,653
Stellantis Nv	Morgan Stanley & Co. International PLC	(71,893)	12/09/27	(0.15)%	1D FEDL01	Monthly	10,319
Steris PLC	Barclays Bank PLC	(72,654)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,168
Sterling Infrastructure, Inc.	Goldman Sachs Bank USA	(38,311)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,001)
Stmicroelectronics NV	Barclays Bank PLC	(22,948)	01/11/27	(0.26)%	1D OBFR01	Monthly	(205)
Stmicroelectronics NV	Citibank N.A.	(340,450)	11/11/26	0.00%	1D ESTR	Monthly	(72,532)
Stonex Group, Inc.	Citibank N.A.	(17,467)	02/22/28	0.00%	1D OBFR01	Monthly	(346)

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Stora Enso OYJ	Barclays Bank PLC	$(112,779)	01/11/27	(0.26)%	1D ESTR	Monthly	$7,680
Strategy, Inc.	Goldman Sachs Bank USA	(75,933)	08/18/26	(0.15)%	1D FEDL01	Monthly	(11,590)
Stryker Corp.	Morgan Stanley & Co. International PLC	(83,780)	12/09/27	(0.15)%	1D FEDL01	Monthly	270
Subaru Corp.	Barclays Bank PLC	(97,429)	12/11/26	(0.20)%	1D P TONA	Monthly	6,569
Subaru Corp.	Citibank N.A.	(127,776)	02/24/27	0.00%	1D P TONA	Monthly	8,615
Sumitomo Corp.	Citibank N.A.	(92,955)	02/24/27	0.00%	1D P TONA	Monthly	(1)
Sumitomo Electric Industries Ltd.	Barclays Bank PLC	(45,553)	12/11/26	(0.20)%	1D P TONA	Monthly	(531)
Sumitomo Forestry Co. Ltd.	Barclays Bank PLC	(5,313)	12/11/26	0.00%	1D P TONA	Monthly	(110)
Sumitomo Realty & Development Co. Ltd.	Barclays Bank PLC	(36,299)	12/11/26	(0.20)%	1D P TONA	Monthly	(900)
Sun Communities, Inc.	Citibank N.A.	(45,514)	02/22/28	0.00%	1D OBFR01	Monthly	3
Sun Hung Kai Properties Ltd.	Goldman Sachs Bank USA	(96,591)	08/19/26	(0.30)%	HONIA	Monthly	302
Sunbelt Rentals Holdings, Inc.	Citibank N.A.	(11,082)	11/11/26	0.00%	1D SONIA	Monthly	(869)
Suncorp Group Ltd.	Barclays Bank PLC	(52,288)	12/11/26	(0.25)%	1D AONIA	Monthly	(1,758)
Sunrun, Inc.	Barclays Bank PLC	(12,774)	01/11/27	(0.15)%	1D OBFR01	Monthly	(20)
Suntory Beverage & Food Ltd.	Barclays Bank PLC	(731,361)	12/11/26	(0.20)%	1D P TONA	Monthly	(3,507)
Super Micro Computer, Inc.	Morgan Stanley & Co. International PLC	(22,139)	12/09/27	(0.15)%	1D FEDL01	Monthly	986
Suzuki Motor Corp.	Barclays Bank PLC	(7,794)	12/11/26	0.00%	1D P TONA	Monthly	(35)
Svenska Cellulosa AB SCA	Citibank N.A.	(154,276)	11/11/26	(0.35)%	TN STIBOR	Monthly	3,847
Svenska Cellulosa AB SCA	Goldman Sachs Bank USA	(339,693)	08/19/26	(0.26)%	1D STIBOR	Monthly	7,360
Swedbank AB	Citibank N.A.	(334,879)	11/11/26	(0.01)%	TN STIBOR	Monthly	1,359
Swedbank AB	Goldman Sachs Bank USA	(141,966)	08/19/26	(0.26)%	1D STIBOR	Monthly	4,670
Swire Pacific Ltd.	Citibank N.A.	(21,704)	02/24/27	0.00%	HONIA	Monthly	(50)
Swire Pacific Ltd.	Goldman Sachs Bank USA	(21,896)	08/19/26	(0.30)%	HONIA	Monthly	142
Swiss Life Holding AG	Citibank N.A.	(495,735)	11/11/26	0.00%	SSARON	Monthly	9,657
Swiss Prime Site AG	Barclays Bank PLC	(541,504)	01/11/27	(0.26)%	SSARON	Monthly	1,688
Swiss Re Ag	Morgan Stanley & Co. International PLC	(877,939)	12/09/27	(0.26)%	SSARON	Monthly	29,485
Swisscom AG	Citibank N.A.	(810,629)	11/11/26	0.00%	SSARON	Monthly	(5,594)
Syensqo Sa	Citibank N.A.	(53,528)	11/11/26	0.00%	1D ESTR	Monthly	(1,135)
Synchrony Financial	Morgan Stanley & Co. International PLC	(45,135)	12/09/27	(0.15)%	1D FEDL01	Monthly	(128)
Synchrony Financial	Morgan Stanley & Co. International PLC	(70,113)	12/09/27	(0.15)%	1D FEDL01	Monthly	2,219
Synopsys, Inc.	Morgan Stanley & Co. International PLC	(1,338,839)	12/09/27	(0.15)%	1D FEDL01	Monthly	(9,062)
Synopsys, Inc.	Morgan Stanley & Co. International PLC	(2,386)	12/09/27	(0.15)%	1D FEDL01	Monthly	(27)
Sysco Corp.	Goldman Sachs Bank USA	(41,200)	08/18/26	(0.15)%	1D FEDL01	Monthly	(189)
Sysco Corp.	Morgan Stanley & Co. International PLC	(69,865)	12/09/27	(0.15)%	1D FEDL01	Monthly	759
Takashimaya Co. Ltd.	Citibank N.A.	(16,695)	02/24/27	0.00%	1D P TONA	Monthly	50
Talanx Ag	Barclays Bank PLC	(87,512)	01/11/27	(0.26)%	1D ESTR	Monthly	3,963
Talen Energy Corp.	Goldman Sachs Bank USA	(37,097)	08/18/26	(0.15)%	1D FEDL01	Monthly	(2,008)
Talen Energy Corp.	Morgan Stanley & Co. International PLC	(148,004)	12/09/27	(0.15)%	1D FEDL01	Monthly	(12,882)
Tamarack Valley Energy Ltd	Morgan Stanley & Co. International PLC	(19,665)	12/09/27	(0.20)%	CABROVER	Monthly	(453)
Tapestry, Inc.	Goldman Sachs Bank USA	(6,431)	08/18/26	(0.15)%	1D FEDL01	Monthly	50
Target Corp.	Morgan Stanley & Co. International PLC	(60,972)	12/09/27	(0.15)%	1D FEDL01	Monthly	(399)
Taylor Morrison Home Corp.	Citibank N.A.	(84,872)	02/22/28	0.00%	1D OBFR01	Monthly	2,509
Taylor Morrison Home Corp.	Citibank N.A.	(8,864)	02/22/28	0.00%	1D OBFR01	Monthly	300
Tc Energy Corp.	Goldman Sachs Bank USA	(552,985)	08/18/26	(0.15)%	1D CORRA	Monthly	(35,261)
Technip Energies Nv	Barclays Bank PLC	(6,337)	01/11/27	(0.26)%	1D ESTR	Monthly	(3)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Technip Energies Nv	Citibank N.A.	$(31,507)	11/11/26	0.00%	1D ESTR	Monthly	$—
Teleflex, Inc.	Barclays Bank PLC	(60,799)	01/11/27	(0.15)%	1D OBFR01	Monthly	6,526
Teleflex, Inc.	Morgan Stanley & Co. International PLC	(35,674)	12/09/27	(0.15)%	1D FEDL01	Monthly	3,829
Telefonaktiebolaget LM Ericsson	Morgan Stanley & Co. International PLC	(44,766)	12/09/27	(0.26)%	1D STIBOR	Monthly	(2,019)
Teleperformance SE	Barclays Bank PLC	(151,869)	01/11/27	(0.26)%	1D ESTR	Monthly	(7,362)
Tempus AI, Inc.	Citibank N.A.	(32,584)	02/22/28	(0.07)%	1D OBFR01	Monthly	18
Tempus AI, Inc.	Morgan Stanley & Co. International PLC	(28,515)	12/09/27	(0.29)%	1D FEDL01	Monthly	(1,000)
Tenet Healthcare Corp.	Barclays Bank PLC	(79,940)	01/11/27	(0.15)%	1D OBFR01	Monthly	5,018
Teradyne, Inc.	Citibank N.A.	(70,103)	02/22/28	0.00%	1D OBFR01	Monthly	7,591
Terawulf, Inc.	Citibank N.A.	(78,994)	02/22/28	(0.33)%	1D OBFR01	Monthly	(4,536)
Terex Corp.	Goldman Sachs Bank USA	(157,538)	08/18/26	(0.15)%	1D FEDL01	Monthly	(8,599)
Terex Corp.	Goldman Sachs Bank USA	(5,925)	08/18/26	(0.15)%	1D FEDL01	Monthly	(358)
Terreno Realty Corp.	Citibank N.A.	(349,688)	02/22/28	0.00%	1D OBFR01	Monthly	3,933
Tesla, Inc.	Goldman Sachs Bank USA	(582,253)	08/18/26	(0.15)%	1D FEDL01	Monthly	17,059
Teva Pharmaceutical Industries Ltd.	Citibank N.A.	(65,655)	02/22/28	0.00%	1D OBFR01	Monthly	(4,450)
Texas Pacific Land Corp.	Barclays Bank PLC	(544,049)	01/11/27	(0.15)%	1D OBFR01	Monthly	(5,214)
Texas Pacific Land Corp.	Goldman Sachs Bank USA	(16,692)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,055)
Textron, Inc.	Barclays Bank PLC	(55,734)	01/11/27	(0.15)%	1D OBFR01	Monthly	(4,050)
Textron, Inc.	Morgan Stanley & Co. International PLC	(5,028)	12/09/27	(0.15)%	1D FEDL01	Monthly	(346)
TFI International, Inc.	Goldman Sachs Bank USA	(71,248)	08/18/26	(0.15)%	1D CORRA	Monthly	(5,159)
Thales Sa	Citibank N.A.	(61,143)	11/11/26	0.00%	1D ESTR	Monthly	1,800
The Cigna Group/The	Barclays Bank PLC	(12,361)	01/11/27	(0.15)%	1D OBFR01	Monthly	(715)
Thermo Fisher Scientific, Inc.	Goldman Sachs Bank USA	(20,667)	08/18/26	(0.15)%	1D FEDL01	Monthly	(407)
Thyssenkrupp Ag	Goldman Sachs Bank USA	(230,772)	08/19/26	(0.26)%	1D ESTR	Monthly	(31,612)
Timken Co./The	Citibank N.A.	(199,697)	02/22/28	0.00%	1D OBFR01	Monthly	(7,667)
TKO Group Holdings, Inc.	Barclays Bank PLC	(530,099)	01/11/27	(0.15)%	1D OBFR01	Monthly	301
T-Mobile U.S., Inc.	Merrill Lynch International	(78,929)	02/15/28	0.10%	1D OBFR01	Monthly	(2,204)
T-Mobile U.S., Inc.	Morgan Stanley & Co. International PLC	(75,757)	12/09/27	(0.15)%	1D FEDL01	Monthly	(2,639)
Toast, Inc.	Citibank N.A.	(24,303)	02/22/28	0.00%	1D OBFR01	Monthly	232
Toho Co. Ltd./Tokyo	Barclays Bank PLC	(63,555)	12/11/26	(0.20)%	1D P TONA	Monthly	(639)
Tokio Marine Holdings, Inc.	Barclays Bank PLC	(318,059)	12/11/26	(0.20)%	1D P TONA	Monthly	2,061
Tokyo Ohka Kogyo Co. Ltd.	Citibank N.A.	(41,355)	02/24/27	0.00%	1D P TONA	Monthly	202
Tokyu Corp.	Barclays Bank PLC	(285,958)	12/11/26	(0.20)%	1D P TONA	Monthly	8,461
Tokyu Corp.	Citibank N.A.	(7,679)	02/24/27	0.00%	1D P TONA	Monthly	237
TOPPAN Holdings, Inc.	Barclays Bank PLC	(54,407)	12/11/26	(0.20)%	1D P TONA	Monthly	(2,068)
TOPPAN Holdings, Inc.	Citibank N.A.	(197,584)	02/24/27	0.00%	1D P TONA	Monthly	(7,509)
Torex Gold Resources, Inc.	Morgan Stanley & Co. International PLC	(63,817)	12/09/27	(0.20)%	CABROVER	Monthly	6,944
Toronto Dominion Bank	Goldman Sachs Bank USA	(861,403)	08/18/26	(0.15)%	1D CORRA	Monthly	(20,876)
Toronto Dominion Bank	Morgan Stanley & Co. International PLC	(518,264)	12/09/27	(0.20)%	CABROVER	Monthly	(6,686)
Totalenergies Se	Morgan Stanley & Co. International PLC	(1,373,154)	12/09/27	(0.26)%	1D ESTR	Monthly	(56,128)
Toto Ltd	Barclays Bank PLC	(97,102)	12/11/26	(0.20)%	1D P TONA	Monthly	(4,770)
Toto Ltd	Citibank N.A.	(20,439)	02/24/27	0.00%	1D P TONA	Monthly	(638)
Tower Semiconductor Ltd.	Goldman Sachs Bank USA	(14,073)	08/19/26	(0.86)%	SHIR	Monthly	736
Tower Semiconductor Ltd.	Morgan Stanley & Co. International PLC	(4,639)	03/27/28	(0.75)%	SHIR	Monthly	(154)
Toyo Suisan Kaisha Ltd	Barclays Bank PLC	(20,598)	12/11/26	(0.20)%	1D P TONA	Monthly	(79)
Toyo Suisan Kaisha Ltd	Citibank N.A.	(170,068)	02/24/27	0.00%	1D P TONA	Monthly	(2,236)
Toyota Motor Corp.	Barclays Bank PLC	(646,129)	12/11/26	(0.20)%	1D P TONA	Monthly	37,634
Toyota Motor Corp.	Citibank N.A.	(666,468)	02/24/27	0.00%	1D P TONA	Monthly	38,778

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Toyota Motor Corp.	Goldman Sachs Bank USA	$(320,193)	08/19/26	0.13%	1D P TONA	Monthly	$7,308
Toyota Tsusho Corp.	Barclays Bank PLC	(1,108,796)	12/11/26	(0.20)%	1D P TONA	Monthly	5,709
Tradeweb Markets, Inc.	Citibank N.A.	(224,112)	02/22/28	0.00%	1D OBFR01	Monthly	1,802
Transdigm Group, Inc.	Barclays Bank PLC	(151,356)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,879
Transdigm Group, Inc.	Morgan Stanley & Co. International PLC	(338,509)	12/09/27	(0.15)%	1D FEDL01	Monthly	7,914
Transmedics Group, Inc.	Citibank N.A.	(77,824)	02/22/28	0.00%	1D OBFR01	Monthly	7,372
Transocean Ltd	Morgan Stanley & Co. International PLC	(73,817)	12/09/27	(0.15)%	1D FEDL01	Monthly	(9,258)
Transunion	Goldman Sachs Bank USA	(393,022)	08/18/26	(0.15)%	1D FEDL01	Monthly	18,994
Transunion	Morgan Stanley & Co. International PLC	(34,627)	12/09/27	(0.15)%	1D FEDL01	Monthly	1,399
Triple Flag Precious Metals Corp.	Goldman Sachs Bank USA	(22,002)	08/18/26	(0.15)%	1D CORRA	Monthly	1,477
Tritax Big Box Reit PLC	Citibank N.A.	(53,869)	11/11/26	0.00%	1D SONIA	Monthly	984
Truist Financial Corp.	Citibank N.A.	(50,950)	02/22/28	0.00%	1D OBFR01	Monthly	(550)
Tui Ag	Barclays Bank PLC	(6,354)	01/11/27	(0.26)%	1D ESTR	Monthly	36
Tyler Technologies, Inc.	Morgan Stanley & Co. International PLC	(220,200)	12/09/27	(0.15)%	1D FEDL01	Monthly	3,235
Tyson Foods, Inc.	Citibank N.A.	(24,400)	02/22/28	0.00%	1D OBFR01	Monthly	181
U.S. Bancorp	Citibank N.A.	(38,545)	02/22/28	0.00%	1D OBFR01	Monthly	(41)
Uber Technologies, Inc.	Goldman Sachs Bank USA	(240,727)	08/18/26	(0.15)%	1D FEDL01	Monthly	8,317
Ubiquiti, Inc.	Citibank N.A.	(4,019)	02/22/28	0.00%	1D OBFR01	Monthly	(29)
UBS Group AG	Citibank N.A.	(195,664)	11/11/26	0.00%	SSARON	Monthly	(5,549)
Ucb Sa	Morgan Stanley & Co. International PLC	(4,487)	12/09/27	(0.26)%	1D ESTR	Monthly	130
UDR, Inc.	Citibank N.A.	(469,120)	02/22/28	0.00%	1D OBFR01	Monthly	(23,686)
UDR, Inc.	Citibank N.A.	(30,058)	02/22/28	0.00%	1D OBFR01	Monthly	(1,594)
UFP Industries, Inc.	Citibank N.A.	(20,325)	02/22/28	0.00%	1D OBFR01	Monthly	816
UGI Corp.	Citibank N.A.	(4,953)	02/22/28	0.00%	1D OBFR01	Monthly	8
UGI Corp.	Goldman Sachs Bank USA	(11,724)	08/18/26	(0.15)%	1D FEDL01	Monthly	319
UL Solutions, Inc.	Citibank N.A.	(28,625)	02/22/28	0.00%	1D OBFR01	Monthly	(241)
Ulta Beauty, Inc.	Goldman Sachs Bank USA	(272,965)	08/18/26	(0.15)%	1D FEDL01	Monthly	1,000
Umb Financial Corp.	Citibank N.A.	(41,204)	02/22/28	0.00%	1D OBFR01	Monthly	(684)
Unibail-Rodamco-Westfield	Citibank N.A.	(257,972)	11/11/26	(0.01)%	1D ESTR	Monthly	1,559
Unilever PLC	Goldman Sachs Bank USA	(761,610)	08/19/26	0.10%	1D SONIA	Monthly	(6,342)
United Airlines Holdings, Inc.	Citibank N.A.	(114,309)	02/22/28	0.00%	1D OBFR01	Monthly	1,449
United Overseas Bank Ltd	Morgan Stanley & Co. International PLC	(116,308)	12/09/27	(0.30)%	SORA	Monthly	2,392
United Rentals, Inc.	Citibank N.A.	(32,112)	02/22/28	0.00%	1D OBFR01	Monthly	(6,282)
United Rentals, Inc.	Goldman Sachs Bank USA	(148,466)	08/18/26	(0.15)%	1D FEDL01	Monthly	(37,743)
United Therapeutics Corp.	Citibank N.A.	(8,614)	02/22/28	0.00%	1D OBFR01	Monthly	44
United Utilities Group PLC	Citibank N.A.	(14,402)	11/11/26	0.00%	1D SONIA	Monthly	(1,404)
Unity Software, Inc.	Morgan Stanley & Co. International PLC	(105,191)	12/09/27	(0.15)%	1D FEDL01	Monthly	(2,127)
Universal Health Services, Inc.	Citibank N.A.	(69,673)	02/22/28	0.00%	1D OBFR01	Monthly	3,375
Universal Music Group Nv	Barclays Bank PLC	(1,261,214)	01/11/27	(0.26)%	1D ESTR	Monthly	130,012
Upm Kymmene OYJ	Citibank N.A.	(69,578)	11/11/26	0.00%	1D ESTR	Monthly	2,192
Upstart Holdings, Inc.	Citibank N.A.	(34,393)	02/22/28	0.00%	1D OBFR01	Monthly	3,128
Us Foods Holding Corp.	Goldman Sachs Bank USA	(336,844)	08/18/26	(0.15)%	1D FEDL01	Monthly	(12,248)
Us Foods Holding Corp.	Morgan Stanley & Co. International PLC	(88,707)	12/09/27	(0.15)%	1D FEDL01	Monthly	(1,511)
Valvoline, Inc.	Goldman Sachs Bank USA	(39,808)	08/18/26	(0.15)%	1D FEDL01	Monthly	(500)
Vaxcyte, Inc.	Citibank N.A.	(7,723)	02/22/28	0.00%	1D OBFR01	Monthly	453
Ventas, Inc.	Morgan Stanley & Co. International PLC	(73,147)	12/09/27	(0.15)%	1D FEDL01	Monthly	(4,522)
Veolia Environnement SA	Citibank N.A.	(306,881)	11/11/26	0.00%	1D ESTR	Monthly	(6,313)
Verbund Ag	Citibank N.A.	(95,694)	11/11/26	(0.02)%	1D ESTR	Monthly	(283)
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
VeriSign, Inc.	Goldman Sachs Bank USA	$(46,950)	08/18/26	(0.15)%	1D FEDL01	Monthly	$203
Verisk Analytics, Inc.	Barclays Bank PLC	(8,766)	01/11/27	(0.15)%	1D OBFR01	Monthly	(274)
Verisk Analytics, Inc.	Morgan Stanley & Co. International PLC	(23,786)	12/09/27	(0.15)%	1D FEDL01	Monthly	(382)
Vertiv Holdings Co.	Citibank N.A.	(104,053)	02/22/28	0.00%	1D OBFR01	Monthly	(7,962)
VF Corp.	Morgan Stanley & Co. International PLC	(35,299)	12/09/27	(0.15)%	1D FEDL01	Monthly	4,292
VF Corp.	Morgan Stanley & Co. International PLC	(102,625)	12/09/27	(0.15)%	1D FEDL01	Monthly	9,187
Viasat, Inc.	Barclays Bank PLC	(4,463)	01/11/27	(0.15)%	1D OBFR01	Monthly	(282)
Viasat, Inc.	Citibank N.A.	(55,258)	02/22/28	0.00%	1D OBFR01	Monthly	(2,479)
Viatris, Inc.	Goldman Sachs Bank USA	(26,837)	08/18/26	(0.15)%	1D FEDL01	Monthly	(234)
Viavi Solutions, Inc.	Citibank N.A.	(43,475)	02/22/28	0.00%	1D OBFR01	Monthly	(7,458)
Viavi Solutions, Inc.	Goldman Sachs Bank USA	(29,406)	08/18/26	(0.15)%	1D FEDL01	Monthly	(9,842)
Vicinity Ltd.	Barclays Bank PLC	(102,650)	12/11/26	(0.25)%	1D AONIA	Monthly	2,323
Vicinity Ltd.	Citibank N.A.	(4,717)	02/24/27	0.00%	1D AONIA	Monthly	135
Vicor Corp.	Morgan Stanley & Co. International PLC	(6,291)	12/09/27	(0.15)%	1D FEDL01	Monthly	98
Victoria's Secret & Co.	Citibank N.A.	(108,089)	02/22/28	0.00%	1D OBFR01	Monthly	1,216
Viking Holdings Ltd	Goldman Sachs Bank USA	(9,903)	08/18/26	(0.15)%	1D FEDL01	Monthly	(90)
Viper Energy, Inc.	Citibank N.A.	(926,508)	02/22/28	0.00%	1D OBFR01	Monthly	(30,970)
Vistance Networks, Inc.	Citibank N.A.	(39,024)	02/22/28	0.00%	1D OBFR01	Monthly	4,439
Vistra Corp.	Barclays Bank PLC	(170,417)	01/11/27	(0.15)%	1D OBFR01	Monthly	(1,786)
Vistra Corp.	Goldman Sachs Bank USA	(8,257)	08/18/26	(0.15)%	1D FEDL01	Monthly	(109)
Volkswagen AG	Barclays Bank PLC	(955,138)	01/11/27	(0.26)%	1D ESTR	Monthly	16,605
Volvo AB	Morgan Stanley & Co. International PLC	(472,953)	12/09/27	(0.26)%	1D STIBOR	Monthly	(5,630)
Vse Corp.	Goldman Sachs Bank USA	(616,089)	08/18/26	(0.15)%	1D FEDL01	Monthly	129,548
Walmart, Inc.	Barclays Bank PLC	(99,045)	01/11/27	0.10%	1D OBFR01	Monthly	(1,486)
Washington H Soul Pattinson & Co. Ltd.	Barclays Bank PLC	(9,369)	12/11/26	(0.25)%	1D AONIA	Monthly	(23)
Washington H Soul Pattinson & Co. Ltd.	Goldman Sachs Bank USA	(101,970)	08/19/26	(0.30)%	1D AONIA	Monthly	2,316
Waters Corp.	Citibank N.A.	(761,422)	02/22/28	0.00%	1D OBFR01	Monthly	50,811
Watsco, Inc.	Goldman Sachs Bank USA	(125,725)	08/18/26	(0.15)%	1D FEDL01	Monthly	(5,190)
Watts Water Technologies, Inc.	Citibank N.A.	(11,112)	02/22/28	0.00%	1D OBFR01	Monthly	6
Wayfair, Inc.	Citibank N.A.	(117,637)	02/22/28	0.00%	1D OBFR01	Monthly	22,765
Waystar Holding Corp.	Citibank N.A.	(114,856)	02/22/28	0.00%	1D OBFR01	Monthly	17,150
Waystar Holding Corp.	Goldman Sachs Bank USA	(32,105)	08/18/26	(0.15)%	1D FEDL01	Monthly	4,488
Weatherford International PLC	Goldman Sachs Bank USA	(34,727)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,675)
Wec Energy Group, Inc.	Goldman Sachs Bank USA	(50,241)	08/18/26	(0.15)%	1D FEDL01	Monthly	(1,298)
Wells Fargo & Co.	Citibank N.A.	(189,768)	02/22/28	0.00%	1D OBFR01	Monthly	(3,637)
Welltower, Inc.	Citibank N.A.	(645,009)	02/22/28	0.00%	1D OBFR01	Monthly	(50,914)
Welltower, Inc.	Citibank N.A.	(18,173)	02/22/28	0.00%	1D OBFR01	Monthly	(1,605)
Wesco International, Inc.	Barclays Bank PLC	(5,700)	01/11/27	(0.15)%	1D OBFR01	Monthly	(584)
Wesco International, Inc.	Citibank N.A.	(28,615)	02/22/28	0.00%	1D OBFR01	Monthly	(3,155)
West Pharmaceutical Services, Inc.	Citibank N.A.	(15,916)	02/22/28	0.00%	1D OBFR01	Monthly	(1,344)
Western Alliance BanCorp.	Barclays Bank PLC	(86,129)	01/11/27	(0.15)%	1D OBFR01	Monthly	(3,484)
Western Digital Corp.	Citibank N.A.	(184,897)	02/22/28	0.00%	1D OBFR01	Monthly	(15,417)
Westinghouse Air Brake Technologies Corp.	Goldman Sachs Bank USA	(42,814)	08/18/26	(0.15)%	1D FEDL01	Monthly	(909)
Westpac Banking Corp.	Barclays Bank PLC	(502,285)	12/11/26	(0.25)%	1D AONIA	Monthly	6,259
WEX, Inc.	Citibank N.A.	(4,623)	02/22/28	0.00%	1D OBFR01	Monthly	865
WEX, Inc.	Goldman Sachs Bank USA	(245,102)	08/18/26	(0.15)%	1D FEDL01	Monthly	5,777
Weyerhaeuser Co.	Barclays Bank PLC	(279,672)	01/11/27	(0.15)%	1D OBFR01	Monthly	2,375

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Weyerhaeuser Co.	Morgan Stanley & Co. International PLC	$(12,013)	12/09/27	(0.15)%	1D FEDL01	Monthly	$121
Wharf Holdings Ltd.	Barclays Bank PLC	(66,344)	12/11/26	(0.30)%	HONIA	Monthly	(6,292)
Whitecap Resources, Inc.	Morgan Stanley & Co. International PLC	(189,028)	12/09/27	(0.20)%	CABROVER	Monthly	(6,291)
Williams Cos., Inc.	Citibank N.A.	(1,099,958)	02/22/28	0.00%	1D OBFR01	Monthly	(67,737)
Willis Towers Watson PLC	Citibank N.A.	(342,241)	02/22/28	0.00%	1D OBFR01	Monthly	39,156
Wilmar International Ltd	Barclays Bank PLC	(205,686)	12/11/26	(0.30)%	SORA	Monthly	13,721
Wingstop, Inc.	Goldman Sachs Bank USA	(15,886)	08/18/26	(0.15)%	1D FEDL01	Monthly	2,269
Wintrust Financial Corp.	Citibank N.A.	(7,247)	02/22/28	0.00%	1D OBFR01	Monthly	(131)
Wise PLC	Citibank N.A.	(21,663)	11/11/26	0.00%	1D SONIA	Monthly	268
Wisetech Global Ltd	Barclays Bank PLC	(362,441)	12/11/26	(0.25)%	1D AONIA	Monthly	15,770
Wisetech Global Ltd	Goldman Sachs Bank USA	(2,647)	08/19/26	(0.30)%	1D AONIA	Monthly	(251)
Woodside Energy Group Ltd	Barclays Bank PLC	(18,894)	12/11/26	0.00%	1D AONIA	Monthly	31
Woolworths Group Ltd	Barclays Bank PLC	(295,047)	12/11/26	(0.25)%	1D AONIA	Monthly	26,803
Workday, Inc.	Citibank N.A.	(159,223)	02/22/28	0.00%	1D OBFR01	Monthly	3,898
Wp Carey, Inc.	Goldman Sachs Bank USA	(31,567)	08/18/26	(0.15)%	1D FEDL01	Monthly	(595)
Wsp Global, Inc.	Morgan Stanley & Co. International PLC	(77,463)	12/09/27	(0.20)%	CABROVER	Monthly	(69)
WW Grainger, Inc.	Citibank N.A.	(947,621)	02/22/28	0.00%	1D OBFR01	Monthly	(5,847)
Wyndham Hotels and Resorts, Inc.	Citibank N.A.	(43,579)	02/22/28	0.00%	1D OBFR01	Monthly	1,587
Wynn Resorts Ltd	Citibank N.A.	(15,783)	02/22/28	0.00%	1D OBFR01	Monthly	(70)
Wynn Resorts Ltd	Morgan Stanley & Co. International PLC	(41,163)	12/09/27	(0.15)%	1D FEDL01	Monthly	(181)
Xcel Energy, Inc.	Citibank N.A.	(125,833)	02/22/28	0.00%	1D OBFR01	Monthly	(7,385)
Xero Ltd	Barclays Bank PLC	(9,063)	12/11/26	(0.25)%	1D AONIA	Monthly	(40)
XPO, Inc.	Morgan Stanley & Co. International PLC	(38,917)	12/09/27	(0.15)%	1D FEDL01	Monthly	174
Yamaha Motor Co. Ltd.	Barclays Bank PLC	(36,185)	12/11/26	(0.20)%	1D P TONA	Monthly	1,066
Yamaha Motor Co. Ltd.	Citibank N.A.	(46,317)	02/24/27	0.00%	1D P TONA	Monthly	1,364
Yangzijiang Shipbuilding Holdings Ltd	Goldman Sachs Bank USA	(116,991)	08/19/26	(0.30)%	SORA	Monthly	(8,173)
Yara International Asa	Citibank N.A.	(10,096)	11/11/26	0.00%	NOWA	Monthly	(34)
Yokogawa Electric Corp.	Citibank N.A.	(170,485)	02/24/27	0.00%	1D P TONA	Monthly	(122)
Yokohama Rubber Co. Ltd./The	Citibank N.A.	(116,762)	02/24/27	0.00%	1D P TONA	Monthly	2,797
Yum! Brands, Inc.	Citibank N.A.	(846,534)	02/22/28	0.00%	1D OBFR01	Monthly	(3,283)
Zebra Technologies Corp.	Barclays Bank PLC	(53,153)	01/11/27	(0.15)%	1D OBFR01	Monthly	1,113
Zebra Technologies Corp.	Goldman Sachs Bank USA	(304,184)	08/18/26	(0.15)%	1D FEDL01	Monthly	3,937
Zensho Holdings Co. Ltd.	Barclays Bank PLC	(5,252)	12/11/26	(0.20)%	1D P TONA	Monthly	(259)
Zensho Holdings Co. Ltd.	Citibank N.A.	(478,844)	02/24/27	0.00%	1D P TONA	Monthly	(22,702)
Zeta Global Holdings Corp.	Barclays Bank PLC	(25,406)	01/11/27	(0.15)%	1D OBFR01	Monthly	(364)
Zillow Group, Inc.	Goldman Sachs Bank USA	(260,058)	08/18/26	(0.15)%	1D FEDL01	Monthly	(3,633)
Zillow Group, Inc.	Goldman Sachs Bank USA	(36,889)	08/18/26	(0.15)%	1D FEDL01	Monthly	(629)
Zimmer Biomet Holdings, Inc.	Citibank N.A.	(395,434)	02/22/28	0.00%	1D OBFR01	Monthly	37,605
Zimmer Biomet Holdings, Inc.	Citibank N.A.	(26,211)	02/22/28	0.00%	1D OBFR01	Monthly	(496)
Zoom Communications, Inc.	Citibank N.A.	(13,512)	02/22/28	0.00%	1D OBFR01	Monthly	(769)
Zoom Communications, Inc.	Morgan Stanley & Co. International PLC	(495,224)	12/09/27	(0.15)%	1D FEDL01	Monthly	(26,374)
Zozo, Inc.	Barclays Bank PLC	(100,485)	12/11/26	(0.20)%	1D P TONA	Monthly	2,192
Zscaler, Inc.	Goldman Sachs Bank USA	(21,617)	08/18/26	(0.15)%	1D FEDL01	Monthly	54
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Zurich Insurance Group Ag	Goldman Sachs Bank USA	$(247,717)	08/19/26	(0.05)%	SSARON	Monthly	$5,782
Total short positions of equity swaps							280,315
Total long and short positions of equity swaps							679,288
Net dividends and financing fees							(315,107)
Total equity swap contracts including dividends and financing fees							$364,181

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$4,366,269	$(237,990)	$448,777	$(23,458)
OTC Swaps	—	—	9,417,576	(9,055,557)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,652,050	$—	$2,058,761	$—	$182,807	$—	$3,893,618
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$1,966,173	$—	$—	$1,966,173
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$298,903	$—	$—	$149,874	$—	$448,777
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$9,417,576	$—	$—	$—	$9,417,576
	$1,652,050	$298,903	$11,476,337	$1,966,173	$332,681	$—	$15,726,144

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$306,575	$—	$359,909	$—	$139,494	$—	$805,978
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$1,242,801	$—	$—	$1,242,801
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$22,243	$—	$—	$1,215	$—	$23,458
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$9,055,557	$—	$—	$—	$9,055,557
	$306,575	$22,243	$9,415,466	$1,242,801	$140,709	$—	$11,127,794

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$2,878,158	$—	$(94,670)	$—	$333,841	$—	$3,117,329
Forward foreign currency exchange contracts	—	—	—	(325,812)	—	—	(325,812)
Swaps	—	(179,172)	5,154,209	—	44,927	—	5,019,964
	$2,878,158	$(179,172)	$5,059,539	$(325,812)	$378,768	$—	$7,811,481
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,345,475	$—	$1,698,852	$—	$43,313	$—	$3,087,640
Forward foreign currency exchange contracts	—	—	—	723,372	—	—	723,372
Swaps	—	276,660	362,019	—	148,659	—	787,338
	$1,345,475	$276,660	$2,060,871	$723,372	$191,972	$—	$4,598,350
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$82,852,889
Average notional value of contracts — short	$44,956,403
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$106,954,563
Average amounts sold — in USD	$106,253,078
Credit default swaps:
Average notional value — buy protection	$1,669,000
Average notional value — sell protection	$106,883,848
Interest rate swaps:
Average notional value — pays fixed rate	$20,561,000
Average notional value — receives fixed rate	$168,500
Total return swaps:
Average notional value	$38,953
Equity swaps:
Average notional value — long	$170,262,744
Average notional value — short	$166,985,955
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$683,749	$—
Forward foreign currency exchange contracts	1,966,173	1,242,801
Swaps - centrally cleared	59,023	—
Swaps - OTC(a)	9,417,576	9,055,557
Total derivative assets and liabilities in the Statements of Assets and Liabilities	12,126,521	10,298,358
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(742,772)	—
Total derivative assets and liabilities subject to an MNA	$11,383,749	$10,298,358

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c),(d)
Barclays Bank PLC	$2,323,640	$(1,826,968)	$—	$(150,000)	$346,672
Citibank N.A.	4,313,049	(4,124,937)	—	—	188,112
Goldman Sachs & Co.	243,579	(243,579)	—	—	—
Goldman Sachs Bank USA	2,026,802	(1,658,195)	—	(368,607)	—
JPMorgan Chase Bank N.A.	31,907	(27,818)	—	—	4,089
Merrill Lynch International	23,551	(17,445)	—	—	6,106
Merrill Lynch, Pierce, Fenner & Smith	58,974	(58,974)	—	—	—
Morgan Stanley & Co. International PLC	1,874,055	(1,836,393)	—	—	37,662
Morgan Stanley & Co. LLC	14,947	(2,792)	—	—	12,155
Societe Generale	473,245	(122,658)	—	—	350,587
	$11,383,749	$(9,919,759)	$—	$(518,607)	$945,383

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d),(e)
Barclays Bank PLC	$1,826,968	$(1,826,968)	$—	$—	$—
Citibank N.A.	4,124,937	(4,124,937)	—	—	—
Goldman Sachs & Co.	253,561	(243,579)	—	—	9,982
Goldman Sachs Bank USA	1,658,195	(1,658,195)	—	—	—
JPMorgan Chase Bank N.A.	27,818	(27,818)	—	—	—
Merrill Lynch International	17,445	(17,445)	—	—	—
Merrill Lynch, Pierce, Fenner & Smith	112,484	(58,974)	—	—	53,510
Morgan Stanley & Co. International PLC	1,836,393	(1,836,393)	—	—	—
Morgan Stanley & Co. LLC	2,792	(2,792)	—	—	—
Societe Generale	122,658	(122,658)	—	—	—
	$9,983,251	$(9,919,759)	$—	$—	$63,492

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2026 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2026
iShares Systematic Alternatives Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$130,794	$—	$130,794
Short-Term Securities
U.S. Treasury Obligations	—	192,282,345	—	192,282,345
	$—	$192,413,139	$—	$192,413,139
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$1,652,050	$—	$—	$1,652,050
Credit Contracts	—	298,903	—	298,903
Foreign Currency Exchange Contracts	—	1,966,173	—	1,966,173
Interest Rate Contracts	182,807	149,874	—	332,681
Equity Contracts	1,955,409	9,520,928	—	11,476,337
Liabilities
Commodity Contracts	(306,575)	—	—	(306,575)
Credit Contracts	—	(22,243)	—	(22,243)
Foreign Currency Exchange Contracts	—	(1,242,801)	—	(1,242,801)
Interest Rate Contracts	(139,494)	(1,215)	—	(140,709)
Equity Contracts	(356,433)	(9,059,033)	—	(9,415,466)
	$2,987,764	$1,610,586	$—	$4,598,350

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2026
iShares Technology Opportunities Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Kratos Defense & Security Solutions, Inc.(a)	2,418	$152,455
Automobiles — 1.9%
Hyundai Motor Co.	598	216,751
Tesla, Inc.(a)	1,288	491,539
		708,290
Broadline Retail — 2.6%
Amazon.com, Inc.(a)	2,986	791,469
MercadoLibre, Inc.(a)	97	173,885
		965,354
Capital Markets — 0.4%
Cboe Global Markets, Inc.	427	128,138
Chemicals — 0.7%
Resonac Holdings Corp.	2,800	256,239
Communications Equipment — 4.1%
Arista Networks, Inc.(a)	3,382	584,105
Cisco Systems, Inc.	2,673	244,579
Lumentum Holdings, Inc.(a)	761	686,666
		1,515,350
Electrical Equipment — 3.0%
Siemens Energy AG(a)	2,398	508,188
Vertiv Holdings Co., Class A	1,793	588,983
		1,097,171
Electronic Equipment, Instruments & Components — 7.1%
Advanced Energy Industries, Inc.(b)	540	207,311
Chroma ATE, Inc.	5,000	341,652
Coherent Corp.(a)	949	303,405
Corning, Inc.	2,068	339,648
Elite Material Co. Ltd.	4,000	596,019
Flex Ltd.(a)	3,016	276,115
Gold Circuit Electronics Ltd.	12,000	543,191
		2,607,341
Entertainment — 1.2%
Spotify Technology SA(a)	388	173,262
Take-Two Interactive Software, Inc.(a)	1,208	258,222
		431,484
Financial Services — 0.3%
PayPay Corp., ADR, ADR NVS(a)	5,275	116,789
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	4,352	1,674,650
Baidu, Inc., ADR(a)	1,101	139,309
Meta Platforms, Inc., Class A	821	502,378
		2,316,337
IT Services — 1.4%
MongoDB, Inc., Class A(a)	389	97,573
Shopify, Inc., Class A(a)	708	85,760
Snowflake, Inc.(a)	2,317	316,201
		499,534
Media — 0.7%
EchoStar Corp., Class A(a)(b)	2,172	267,460
Semiconductors & Semiconductor Equipment — 48.0%
Advanced Micro Devices, Inc.(a)	3,759	1,332,528
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Advantest Corp.	5,000	$933,593
ASE Technology Holding Co. Ltd.	30,000	470,239
ASML Holding NV	304	439,446
Broadcom, Inc.	7,462	3,114,863
Intel Corp.(a)	11,771	1,112,124
Lam Research Corp.	5,844	1,506,934
Monolithic Power Systems, Inc.	639	1,031,608
Nvidia Corp.	19,910	3,973,440
SK Hynix, Inc.	1,980	1,765,700
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,453	1,763,655
Teradyne, Inc.	808	277,524
		17,721,654
Software — 8.8%
AppLovin Corp., Class A(a)	233	103,999
Cadence Design Systems, Inc.(a)	488	160,840
Crowdstrike Holdings, Inc., Class A(a)	877	390,923
Datadog, Inc., Class A(a)	1,111	146,863
Microsoft Corp.	4,033	1,644,577
Oracle Corp.	1,448	233,693
Palantir Technologies, Inc., Class A(a)	1,275	177,365
Palo Alto Networks, Inc.(a)	2,200	394,504
		3,252,764
Technology Hardware, Storage & Peripherals — 11.9%
Apple, Inc.	7,355	1,995,779
Samsung Electronics Co. Ltd.	10,689	1,609,631
Sandisk Corp.(a)	297	325,663
Western Digital Corp.	1,101	478,407
		4,409,480
Wireless Telecommunication Services — 0.8%
SoftBank Group Corp.	9,100	310,845
Total Long-Term Investments — 99.6% (Cost: $25,055,919)		36,756,685
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	460,129	460,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	160,000	160,000
Total Short-Term Securities — 1.7% (Cost: $620,267)		620,267
Total Investments — 101.3% (Cost: $25,676,186)		37,376,952
Liabilities in Excess of Other Assets — (1.3)%		(463,287)
Net Assets — 100.0%		$36,913,665

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares Technology Opportunities Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,557	$442,765 (a)	$—	$(53)	$(2)	$460,267	460,129	$5,166 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(430,000)(a)	—	—	160,000	160,000	13,948	—
				$(53)	$(2)	$620,267		$19,114	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$28,765,191	$7,991,494	$—	$36,756,685
Short-Term Securities
Money Market Funds	620,267	—	—	620,267
	$29,385,458	$7,991,494	$—	$37,376,952
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2026
iShares U.S. Select Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 12.4%
Airbus SE, ADR, NVS	6,771	$348,639
Howmet Aerospace, Inc.	3,147	764,847
		1,113,486
Broadline Retail — 8.8%
Amazon.com, Inc.(a)	2,972	787,758
Building Products — 4.8%
Trane Technologies PLC	881	433,928
Capital Markets — 4.2%
Robinhood Markets, Inc., Class A(a)	1,812	132,077
S&P Global, Inc.	569	245,370
		377,447
Electrical Equipment — 8.0%
Vertiv Holdings Co., Class A	2,196	721,364
Financial Services — 4.1%
Mastercard, Inc., Class A	732	368,137
Insurance — 3.3%
Progressive Corp.(The)	1,456	293,064
Interactive Media & Services — 13.3%
Alphabet, Inc., Class C, NVS	2,089	797,873
Meta Platforms, Inc., Class A	641	392,234
		1,190,107
Leisure Products — 1.1%
Hasbro, Inc.	982	94,115
Semiconductors & Semiconductor Equipment — 18.1%
ASML Holding NV, ADR(b)	304	437,453
Broadcom, Inc.	1,785	745,113
Intel Corp.(a)	4,661	440,371
		1,622,937
Security	Shares	Value
Software — 11.3%
Cadence Design Systems, Inc.(a)	1,321	$435,388
Microsoft Corp.	1,427	581,902
		1,017,290
Total Common Stocks — 89.4% (Cost: $6,289,754)		8,019,633
Investment Companies
Exchange Traded Funds — 4.6%
SPDR S&P 500 ETF Trust	578	415,385
Total Investment Companies — 4.6% (Cost: $395,883)		415,385
Total Long-Term Investments — 94.0% (Cost: $6,685,637)		8,435,018
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	490,000	490,000
Total Short-Term Securities — 5.4% (Cost: $490,000)		490,000
Total Investments — 99.4% (Cost: $7,175,637)		8,925,018
Other Assets Less Liabilities — 0.6%		51,818
Net Assets — 100.0%		$8,976,836

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(44)(b)	$44	$—	$—	—	$247 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	450,000 (b)	—	—	—	490,000	490,000	3,640	—
				$44	$—	$490,000		$3,887	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
iShares U.S. Select Equity Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,019,633	$—	$—	$8,019,633
Investment Companies	415,385	—	—	415,385
Short-Term Securities
Money Market Funds	490,000	—	—	490,000
	$8,925,018	$—	$—	$8,925,018
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2026

	iShares A.I. Innovation and Tech Active ETF	iShares Defense Industrials Active ETF	iShares Enhanced International Active ETF	iShares Enhanced Large Cap Core Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$13,236,681,278	$3,513,664,458	$11,202,620	$8,950,837
Investments, at value—affiliated(c)	418,022,140	151,348,985	220,000	100,000
Cash	12,142	8,820	7,183	2,716
Cash pledged for futures contracts	—	2,952,000	—	9,000
Foreign currency, at value(d)	64	2,258,466	7,628	—
Receivables:
Investments sold	54,780,301	—	—	—
Securities lending income—affiliated	2,084,852	59,056	—	—
Capital shares sold	5,421,744	2,117,984	—	—
Dividends—unaffiliated	321,678	3,094,053	37,467	3,635
Dividends—affiliated	389,880	97,967	699	271
From investment adviser	—	—	—	984
Tax reclaims	139,846	56,467	5,783	—
Variation margin on futures contracts	—	411,863	—	1,125
Total assets	13,717,853,925	3,676,070,119	11,481,380	9,068,568
LIABILITIES
Collateral on securities loaned, at value	334,553,898	113,760,296	—	—
Payables:
Investments purchased	55,325	1,015,430	—	—
Investment advisory fees	5,167,229	1,581,487	274	—
Total liabilities	339,776,452	116,357,213	274	—
Commitments and contingent liabilities
NET ASSETS	$13,378,077,473	$3,559,712,906	$11,481,106	$9,068,568
NET ASSETS CONSIST OF
Paid-in capital	$10,178,079,368	$3,702,285,654	$10,969,975	$8,446,315
Accumulated earnings (loss)	3,199,998,105	(142,572,748)	511,131	622,253
NET ASSETS	$13,378,077,473	$3,559,712,906	$11,481,106	$9,068,568
NET ASSET VALUE
Shares outstanding	311,080,000	106,720,000	440,000	340,000
Net asset value	$43.01	$33.36	$26.09	$26.67
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$9,254,665,810	$3,639,834,204	$10,903,875	$8,344,201
(b) Securities loaned, at value	$341,055,642	$109,435,536	$—	$—
(c) Investments, at cost—affiliated	$417,988,695	$151,341,661	$220,000	$100,000
(d) Foreign currency, at cost	$62	$2,215,509	$7,581	$—
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
April 30, 2026

	iShares Infrastructure Active ETF	iShares Large Cap Growth Active ETF	iShares Systematic Alternatives Active ETF (Consolidated)	iShares Technology Opportunities Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$25,783,362	$9,219,510	$192,413,139	$36,756,685
Investments, at value—affiliated(c)	310,000	150,000	—	620,267
Cash	9,410	1,835	1,446,649	9,717
Cash pledged:
Collateral — OTC derivatives	—	—	619,305	—
Futures contracts	—	—	6,324,000	—
Centrally cleared swaps	—	—	4,594,000	—
Foreign currency collateral pledged for futures contracts	—	—	2,922,350	—
Foreign currency, at value(d)	143,401	—	5,483	631
Receivables:
Investments sold	288,436	118,345	1,154	—
Securities lending income—affiliated	—	42	65	192
Swaps	—	—	15,652,738	—
Capital shares sold	105	—	6,710,381	—
Dividends—unaffiliated	36,902	884	—	4,217
Dividends—affiliated	1,039	452	11,198	713
Interest—unaffiliated	—	—	1,499	—
Tax reclaims	6,570	—	—	—
Variation margin on futures contracts	—	—	683,749	—
Variation margin on centrally cleared swaps	—	—	59,023	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	31,844	—	1,966,173	—
OTC swaps	628	—	9,417,576	—
Total assets	26,611,697	9,491,068	242,828,482	37,392,422
LIABILITIES
Cash received as collateral for OTC derivatives	—	—	840,000	—
Collateral on securities loaned, at value	—	—	—	460,267
Payables:
Investments purchased	359,863	116,686	1,095	—
Swaps	2,213	—	14,571,427	—
Investment advisory fees	10,383	1,707	125,847	18,490
Due to custodian	136,143	—	—	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	5,070	—	1,242,801	—
OTC derivatives	112	—	9,055,557	—
Total liabilities	513,784	118,393	25,836,727	478,757
Commitments and contingent liabilities
NET ASSETS	$26,097,913	$9,372,675	$216,991,755	$36,913,665
NET ASSETS CONSIST OF
Paid-in capital	$22,651,330	$7,841,712	$202,734,048	$28,171,381
Accumulated earnings	3,446,583	1,530,963	14,257,707	8,742,284
NET ASSETS	$26,097,913	$9,372,675	$216,991,755	$36,913,665
NET ASSET VALUE
Shares outstanding	880,000	235,000	7,760,000	1,040,000
Net asset value	$29.66	$39.88	$27.96	$35.49
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
April 30, 2026
	iShares Infrastructure Active ETF	iShares Large Cap Growth Active ETF	iShares Systematic Alternatives Active ETF (Consolidated)	iShares Technology Opportunities Active ETF
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$23,467,081	$7,489,364	$192,430,265	$25,055,919
(b) Securities loaned, at value	$—	$—	$—	$469,759
(c) Investments, at cost—affiliated	$310,000	$150,000	$—	$620,267
(d) Foreign currency, at cost	$143,361	$—	$16,510	$619
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
April 30, 2026

iShares U.S. Select Equity Active ETF
ASSETS
Investments, at value—unaffiliated(a)	$8,435,018
Investments, at value—affiliated(b)	490,000
Cash	4,674
Receivables:
Investments sold	42,128
Securities lending income—affiliated	7
Dividends—unaffiliated	6,506
Dividends—affiliated	1,497
Total assets	8,979,830
LIABILITIES
Payables:
Investment advisory fees	2,994
Total liabilities	2,994
Commitments and contingent liabilities
NET ASSETS	$8,976,836
NET ASSETS CONSIST OF
Paid-in capital	$7,924,973
Accumulated earnings	1,051,863
NET ASSETS	$8,976,836
NET ASSET VALUE
Shares outstanding	235,000
Net asset value	$38.20
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$6,685,637
(b) Investments, at cost—affiliated	$490,000
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended April 30, 2026

	iShares A.I. Innovation and Tech Active ETF	iShares Defense Industrials Active ETF(a)	iShares Enhanced International Active ETF(b)	iShares Enhanced Large Cap Core Active ETF(c)
INVESTMENT INCOME
Dividends—unaffiliated	$17,660,914	$4,770,982	$94,147	$46,876
Dividends—affiliated	1,581,961	159,180	1,132	1,576
Interest—unaffiliated	44,861	23,265	25	403
Securities lending income—affiliated—net	3,882,166	71,292	—	—
Foreign taxes withheld	(1,106,683)	(269,442)	(11,447)	—
Total investment income	22,063,219	4,755,277	83,857	48,855
EXPENSES
Investment advisory	39,045,812	2,551,898	4,071	8,985
Interest expense	47,984	253	—	—
Commitment costs	19,351	2,598	—	13
Excise tax	—	46	—	—
Total expenses	39,113,147	2,554,795	4,071	8,998
Less:
Investment advisory fees waived	(6,568,609)	(3,913)	(28)	(2,084)
Total expenses after fees waived	32,544,538	2,550,882	4,043	6,914
Net investment income (loss)	(10,481,319)	2,204,395	79,814	41,941
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(620,797,665)	(20,057,704)	132,217	1,677
Investments—affiliated	(35,793)	(8,635)	—	—
Foreign currency transactions	(1,141,071)	(192,418)	(204)	—
Futures contracts	—	(553,501)	—	(5,677)
In-kind redemptions—unaffiliated(d)	43,175,419	—	—	—
	(578,799,110)	(20,812,258)	132,013	(4,000)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,985,662,290	(126,169,746)	298,745	606,636
Investments—affiliated	33,307	7,324	—	—
Foreign currency translations	2,840	68,417	559	—
Futures contracts	—	2,200,221	—	10,034
	3,985,698,437	(123,893,784)	299,304	616,670
Net realized and unrealized gain (loss)	3,406,899,327	(144,706,042)	431,317	612,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,396,418,008	$(142,501,647)	$511,131	$654,611
(a) For the period from May 19, 2025 (commencement of operations) to April 30, 2026.
(b) For the period from March 10, 2026 (commencement of operations) to April 30, 2026.
(c) For the period from November 4, 2025 (commencement of operations) to April 30, 2026.
(d) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended April 30, 2026

	iShares Infrastructure Active ETF(a)	iShares Large Cap Growth Active ETF	iShares Systematic Alternatives Active ETF(b) (Consolidated)	iShares Technology Opportunities Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$516,977	$30,486	$—	$124,562
Dividends—affiliated	3,785	2,358	25,042	13,948
Interest—unaffiliated	212	163	1,573,589	321
Securities lending income—affiliated—net	—	178	122	5,166
Foreign taxes withheld	(26,044)	(477)	(31)	(7,282)
Total investment income	494,930	32,708	1,598,722	136,715
EXPENSES
Investment advisory	90,908	45,301	408,724	224,932
Commitment costs	34	25	—	88
Interest expense	—	—	341	100
Total expenses	90,942	45,326	409,065	225,120
Less:
Investment advisory fees waived	(90)	(57)	(621)	(6,154)
Total expenses after fees waived	90,852	45,269	408,444	218,966
Net investment income (loss)	404,078	(12,561)	1,190,278	(82,251)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	998,882	(26,227)	(536,612)	(1,376,726)
Investments—affiliated	—	(99)	—	(53)
Forward foreign currency exchange contracts	(9,120)	—	(325,812)	—
Foreign currency transactions	1,403	74	32,588	(8,569)
Futures contracts	—	—	3,117,329	—
In-kind redemptions—unaffiliated(c)	—	459,217	—	1,295,779
Swaps	(2,213)	—	5,019,964	—
	988,952	432,965	7,307,457	(89,569)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,316,281	1,421,312	(17,126)	12,373,801
Investments—affiliated	—	(4)	—	(2)
Forward foreign currency exchange contracts	26,774	—	723,372	—
Foreign currency translations	303	—	18,169	(7)
Futures contracts	—	—	3,087,640	—
Swaps	516	—	787,338	—
	2,343,874	1,421,308	4,599,393	12,373,792
Net realized and unrealized gain	3,332,826	1,854,273	11,906,850	12,284,223
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,736,904	$1,841,712	$13,097,128	$12,201,972
(a) For the period from July 29, 2025 (commencement of operations) to April 30, 2026.
(b) For the period from December 9, 2025 (commencement of operations) to April 30, 2026.
(c) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (continued)
Year Ended April 30, 2026

iShares U.S. Select Equity Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$56,855 (a)
Dividends—affiliated	3,640
Interest—unaffiliated	141
Securities lending income—affiliated—net	247
Foreign taxes withheld	(1,714)
Total investment income	59,169
EXPENSES
Investment advisory	60,772
Commitment costs	25
Total expenses	60,797
Less:
Investment advisory fees waived	(88)
Total expenses after fees waived	60,709
Net investment loss	(1,540)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(133,231)
Investments—affiliated	44
In-kind redemptions—unaffiliated(b)	531,808
398,621
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,028,686
2,028,686
Net realized and unrealized gain	2,427,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,425,767
(a) Includes $19,265 related to a special distribution from Progressive Corp.
(b) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares A.I. Innovation and Tech Active ETF		iShares Defense Industrials Active ETF
	Year Ended 04/30/26	Period From 10/21/24(a) to 04/30/25	Period From 05/19/25(a) to 04/30/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(10,481,319)	$(39,498)	$2,204,395
Net realized loss	(578,799,110)	(10,581,511)	(20,812,258)
Net change in unrealized appreciation (depreciation)	3,985,698,437	(3,645,702)	(123,893,784)
Net increase (decrease) in net assets resulting from operations	3,396,418,008	(14,266,711)	(142,501,647)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(140,136,796)	—	(71,147)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,991,616,494	144,446,478	3,702,285,700
NET ASSETS
Total increase in net assets	13,247,897,706	130,179,767	3,559,712,906
Beginning of period	130,179,767	—	—
End of period	$13,378,077,473	$130,179,767	$3,559,712,906

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Enhanced International Active ETF	iShares Enhanced Large Cap Core Active ETF
	Period From 03/10/26(a) to 04/30/26	Period From 11/04/25(a) to 04/30/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$79,814	$41,941
Net realized gain (loss)	132,013	(4,000)
Net change in unrealized appreciation (depreciation)	299,304	616,670
Net increase in net assets resulting from operations	511,131	654,611
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	(32,358)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,969,975	8,446,315
NET ASSETS
Total increase in net assets	11,481,106	9,068,568
Beginning of period	—	—
End of period	$11,481,106	$9,068,568

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Infrastructure Active ETF	iShares Large Cap Growth Active ETF
	Period From 07/29/25(a) to 04/30/26	Year Ended 04/30/26	Period From 06/04/24(a) to 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$404,078	$(12,561)	$(7,900)
Net realized gain (loss)	988,952	432,965	(169,123)
Net change in unrealized appreciation (depreciation)	2,343,874	1,421,308	308,838
Net increase in net assets resulting from operations	3,736,904	1,841,712	131,815
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(290,321)	(3,143)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	22,651,330	1,178,096	6,224,195
NET ASSETS
Total increase in net assets	26,097,913	3,016,665	6,356,010
Beginning of period	—	6,356,010	—
End of period	$26,097,913	$9,372,675	$6,356,010

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Systematic Alternatives Active ETF (Consolidated)	iShares Technology Opportunities Active ETF
	Period From 12/09/25(a) to 04/30/26	Year Ended 04/30/26	Period From 10/21/24(a) to 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,190,278	$(82,251)	$(29,661)
Net realized gain (loss)	7,307,457	(89,569)	(1,004,787)
Net change in unrealized appreciation (depreciation)	4,599,393	12,373,792	(672,941)
Net increase (decrease) in net assets resulting from operations	13,097,128	12,201,972	(1,707,389)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(101,472)	(502,401)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	203,996,099	5,835,417	21,086,066
NET ASSETS
Total increase in net assets	216,991,755	17,534,988	19,378,677
Beginning of period	—	19,378,677	—
End of period	$216,991,755	$36,913,665	$19,378,677

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares U.S. Select Equity Active ETF
	Year Ended 04/30/26	Period From 06/17/24(a) to 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss	$(1,540)	$(25,350)
Net realized gain (loss)	398,621	(706,057)
Net change in unrealized appreciation (depreciation)	2,028,686	(279,305)
Net increase (decrease) in net assets resulting from operations	2,425,767	(1,010,712)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(202,634)	7,764,415
NET ASSETS
Total increase in net assets	2,223,133	6,753,703
Beginning of year	6,753,703	—
End of year	$8,976,836	$6,753,703

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares A.I. Innovation and Tech Active ETF
	Year Ended 04/30/26	Period From 10/21/24(a) to 04/30/25
Net asset value, beginning of period	$22.60	$25.01
Net investment loss(b)	(0.06)	(0.01)
Net realized and unrealized gain (loss)(c)	21.07	(2.40)
Net increase (decrease) from investment operations	21.01	(2.41)
Distributions from net investment income(d)	(0.60)	—
Net asset value, end of period	$43.01	$22.60
Total Return(e)
Based on net asset value	93.77%	(9.62)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.66%	0.68%(h)
Total expenses after fees waived	0.55%	0.55%(h)
Net investment loss	(0.18)%	(0.11)%(h)
Supplemental Data
Net assets, end of period (000)	$13,378,077	$130,180
Portfolio turnover rate(i)	107%	56%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Defense Industrials Active ETF
Period From 05/19/25(a) to 04/30/26
Net asset value, beginning of period	$25.18
Net investment income(b)	0.15
Net realized and unrealized gain(c)	8.08
Net increase from investment operations	8.23
Distributions from net investment income(d)	(0.05)
Net asset value, end of period	$33.36
Total Return(e)
Based on net asset value	32.71%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)
Total expenses after fees waived	0.55%(h)
Net investment income	0.48%(h)
Supplemental Data
Net assets, end of period (000)	$3,559,713
Portfolio turnover rate(i)	128%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Enhanced International Active ETF
Period From 03/10/26(a) to 04/30/26
Net asset value, beginning of period	$25.00
Net investment income(b)	0.18
Net realized and unrealized gain(c)	0.91
Net increase from investment operations	1.09
Net asset value, end of period	$26.09
Total Return(d)
Based on net asset value	4.37%(e)
Ratios to Average Net Assets(f)
Total expenses	0.27%(g)
Total expenses after fees waived	0.27%(g)
Net investment income	5.29%(g)
Supplemental Data
Net assets, end of period (000)	$11,481
Portfolio turnover rate(h)	20%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Enhanced Large Cap Core Active ETF
Period From 11/04/25(a) to 04/30/26
Net asset value, beginning of period	$24.84
Net investment income(b)	0.13
Net realized and unrealized gain(c)	1.80
Net increase from investment operations	1.93
Distributions from net investment income(d)	(0.10)
Net asset value, end of period	$26.67
Total Return(e)
Based on net asset value	7.78%(f)
Ratios to Average Net Assets(g)
Total expenses	0.22%(h)
Total expenses after fees waived	0.17%(h)
Net investment income	1.03%(h)
Supplemental Data
Net assets, end of period (000)	$9,069
Portfolio turnover rate(i)	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Infrastructure Active ETF
Period From 07/29/25(a) to 04/30/26
Net asset value, beginning of period	$25.08
Net investment income(b)	0.54
Net realized and unrealized gain(c)	4.43
Net increase from investment operations	4.97
Distributions from net investment income(d)	(0.39)
Net asset value, end of period	$29.66
Total Return(e)
Based on net asset value	19.95%(f)
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)
Total expenses after fees waived	0.60%(h)
Net investment income	2.67%(h)
Supplemental Data
Net assets, end of period (000)	$26,098
Portfolio turnover rate(i)	188%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Growth Active ETF
	Year Ended 04/30/26	Period From 06/04/24(a) to 04/30/25
Net asset value, beginning of period	$31.00	$30.00
Net investment loss(b)	(0.06)	(0.04)
Net realized and unrealized gain(c)	8.95	1.04
Net increase from investment operations	8.89	1.00
Distributions from net investment income(d)	(0.01)	—
Net asset value, end of period	$39.88	$31.00
Total Return(e)
Based on net asset value	28.69%	3.35%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%	0.55%(h)
Total expenses after fees waived	0.55%	0.55%(h)
Net investment loss	(0.15)%	(0.14)%(h)
Supplemental Data
Net assets, end of period (000)	$9,373	$6,356
Portfolio turnover rate(i)	99%	27%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares Systematic Alternatives Active ETF (Consolidated)
Period From 12/09/25(a) to 04/30/26
Net asset value, beginning of period	$25.00
Net investment income(b)	0.30
Net realized and unrealized gain(c)	2.69
Net increase from investment operations	2.99
Distributions from net investment income(d)	(0.03)
Net asset value, end of period	$27.96
Total Return(e)
Based on net asset value	11.99%(f)
Ratios to Average Net Assets(g)
Total expenses	0.99%(h)
Total expenses after fees waived	0.99%(h)
Net investment income	2.90%(h)
Supplemental Data
Net assets, end of period (000)	$216,992
Portfolio turnover rate(i)	181%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Technology Opportunities Active ETF
	Year Ended 04/30/26	Period From 10/21/24(a) to 04/30/25
Net asset value, beginning of period	$23.07	$25.10
Net investment loss(b)	(0.08)	(0.04)
Net realized and unrealized gain (loss)(c)	12.98	(1.99)
Net increase (decrease) from investment operations	12.90	(2.03)
Distributions from net investment income(d)	(0.48)	—
Net asset value, end of period	$35.49	$23.07
Total Return(e)
Based on net asset value	56.39%	(8.09)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.77%	0.77%(h)
Total expenses after fees waived	0.75%	0.75%(h)
Net investment loss	(0.28)%	(0.34)%(h)
Supplemental Data
Net assets, end of period (000)	$36,914	$19,379
Portfolio turnover rate(i)	67%	32%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Select Equity Active ETF
	Year Ended 04/30/26	Period From 06/17/24(a) to 04/30/25
Net asset value, beginning of period	$28.14	$30.30
Net investment loss(b)	(0.01)(c)	(0.08)
Net realized and unrealized gain (loss)(d)	10.07	(2.08)
Net increase (decrease) from investment operations	10.06	(2.16)
Net asset value, end of period	$38.20	$28.14
Total Return(e)
Based on net asset value	35.75%	(7.13)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.75%	0.75%(h)
Total expenses after fees waived	0.75%	0.75%(h)
Net investment loss	(0.02)%(c)	(0.31)%(h)
Supplemental Data
Net assets, end of period (000)	$8,977	$6,754
Portfolio turnover rate(i)	74%	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Includes a one-time special distribution from Progressive Corp. Excluding such special distribution, the net investment income would have been $(0.09) per share and (0.26)% of average net assets
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares A.I. Innovation and Tech Active ETF	A.I. Innovation and Tech Active	Non-diversified
iShares Defense Industrials Active ETF(a)	Defense Industrials Active	Non-diversified
iShares Enhanced International Active ETF(b)	Enhanced International Active	Non-diversified
iShares Enhanced Large Cap Core Active ETF(c)	Enhanced Large Cap Core Active	Non-diversified
iShares Infrastructure Active ETF(d)	Infrastructure Active	Non-diversified
iShares Large Cap Growth Active ETF	Large Cap Growth Active	Non-diversified
iShares Systematic Alternatives Active ETF(e)	Systematic Alternatives Active	Diversified
iShares Technology Opportunities Active ETF	Technology Opportunities Active	Non-diversified
iShares U.S. Select Equity Active ETF(f)	U.S. Select Equity Active	Non-diversified

(a)	The Fund commenced operations on May 19, 2025.
(b)	The Fund commenced operations on March 10, 2026.
(c)	The Fund commenced operations on November 4, 2025.
(d)	The Fund commenced operations on July 29, 2025.
(e)	The Fund commenced operations on December 9, 2025.
(f)	Formerly known as the Long-Term U.S. Equity Active ETF.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Systematic Alternatives Active include the account of iShares Systematic Alternatives Active ETF Cayman, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Systematic Alternatives Active and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Systematic Alternatives Active may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $2,837,550,which is 1.3% of Systematic Alternatives Active consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard:  The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA, the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed
Notes to Financial Statements

Notes to Financial Statements  (continued)
appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
A.I. Innovation and Tech Active
BNP Paribas SA	$10,405,385	$(9,610,823)	$—	$794,562(b)
BofA Securities, Inc.	29,374,016	(28,405,032)	—	968,984(b)
Citigroup Global Markets, Inc.	64,591,072	(64,591,072)	—	—
Goldman Sachs & Co.	83,713,158	(83,713,158)	—	—
Goldman Sachs International	36,027,712	(34,168,958)	—	1,858,754(b)
HSBC Bank PLC	40,418,716	(38,786,335)	—	1,632,381(b)
J.P. Morgan Securities LLC	56,972,870	(54,715,100)	—	2,257,770(b)
Jefferies LLC	4,658,120	(4,658,120)	—	—
State Street Bank & Trust Co.	4,171,542	(3,853,000)	—	318,542(b)
UBS AG	14,924	(13,744)	—	1,180(b)
Wells Fargo Bank N.A.	10,708,127	(10,254,328)	—	453,799(b)
	$341,055,642	$(332,769,670)	$—	$8,285,972
Defense Industrials Active
BNP Paribas SA	$40,120,316	$(40,120,316)	$—	$—
BofA Securities, Inc.	5,815,226	(5,693,115)	—	122,111(b)
HSBC BANK PLC	525,913	(484,723)	—	41,190(b)
J.P. Morgan Securities LLC	55,833,210	(55,751,883)	—	81,327(b)
UBS Securities LLC	4,768,814	(4,723,065)	—	45,749(b)
Wells Fargo Bank N.A.	583,934	(564,243)	—	19,691(b)
Wells Fargo Securities LLC	1,788,123	(1,706,468)	—	81,655(b)
	$109,435,536	$(109,043,813)	$—	$391,723
Technology Opportunities Active
J.P. Morgan Securities LLC	$264,751	$(263,379)	$—	$1,372(b)
UBS AG	205,008	(196,889)	—	8,119(b)
	$469,759	$(460,268)	$—	$9,491

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements

Notes to Financial Statements  (continued)
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap.  Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
A.I. Innovation and Tech Active	0.65%
Defense Industrials Active	0.55
Enhanced International Active	0.27
Enhanced Large Cap Core Active	0.22
Infrastructure Active	0.60
Large Cap Growth Active	0.55
Systematic Alternatives Active	0.99
Technology Opportunities Active	0.77
Effective November 28, 2025, for the iShares A.I. Innovation and Tech Active ETF, BFA is paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.65%. Prior to November 28, 2025, BFA was paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.68%.
For its investment advisory services to the iShares U.S. Select Equity Active ETF, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.75%
Over $1 billion, up to and including $3 billion	0.71
Over $3 billion, up to and including $5 billion	0.68
Over $5 billion, up to and including $10 billion	0.65
Over $10 billion	0.63
The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Expense Waivers: Effective November 28, 2025, for the iShares A.I. Innovation and Tech Active ETF, BFA has contractually agreed to waive 0.10% of its management fee payable by the Fund through June 30, 2027. Prior to November 28, 2025, BFA had contractually agreed to waive 0.13% of the management fee through June 30, 2027. For the iShares Technology Opportunities Active ETF, BFA has contractually agreed to waive 0.02% of the management fee through June 30, 2027. Each agreement may be
Notes to Financial Statements

Notes to Financial Statements  (continued)
terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the iShares Enhanced Large Cap Core Active ETF, BFA has voluntarily agreed to waive its management fee payable by the Fund to limit the annual management fee paid by the Fund to 0.17% through June 30, 2026.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
A.I. Innovation and Tech Active	$6,531,075
Enhanced Large Cap Core Active	2,042
Technology Opportunities Active	5,842
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended April 30, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
A.I. Innovation and Tech Active	$37,534
Defense Industrials Active	3,913
Enhanced International Active	28
Enhanced Large Cap Core Active	42
Infrastructure Active	90
Large Cap Growth Active	57
Systematic Alternatives Active	621
Technology Opportunities Active	312
U.S. Select Equity Active	88
Sub-Advisers: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Defense Industrials Active ETF, the iShares Infrastructure Active ETF and the iShares U.S. Select Equity Active ETF.
As of December 9, 2025, BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Systematic Alternatives Active ETF.
BFA has entered into a sub-advisory agreement with BlackRock (Singapore) Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Infrastructure Active ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of A.I. Innovation and Tech Active, Enhanced Large Cap Core Active, Infrastructure Active, Large Cap Growth Active, Technology Opportunities Active and U.S. Select Equity Active (the "Group 1 Funds"), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of Defense Industrials Active, Enhanced International Active and Systematic Alternatives Active (the "Group 2 Funds"), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain  for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
A.I. Innovation and Tech Active	$974,876
Defense Industrials Active	20,960
Large Cap Growth Active	73
Systematic Alternatives Active	45
Technology Opportunities Active	1,653
U.S. Select Equity Active	100
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
A.I. Innovation and Tech Active	$—	$—	$7,058,261,251	$6,494,239,875
Defense Industrials Active	—	—	922,012,732	706,933,394
Enhanced International Active	—	—	2,129,816	2,058,459
Enhanced Large Cap Core Active	—	—	—	6,783
Infrastructure Active	—	—	35,800,213	35,479,965
Large Cap Growth Active	—	—	8,054,824	8,273,157
Systematic Alternatives Active	5,808,792	5,766,028	44,842,234	44,184,981
Technology Opportunities Active	—	—	19,424,518	19,390,209
U.S. Select Equity Active	—	—	5,890,141	6,400,834
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the year ended April 30, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
A.I. Innovation and Tech Active	$9,298,005,805	$161,857,123
Defense Industrials Active	3,444,833,689	—
Enhanced International Active	10,700,301	—
Enhanced Large Cap Core Active	8,349,412	—
Infrastructure Active	22,154,414	—
Large Cap Growth Active	3,323,663	2,041,834
Technology Opportunities Active	10,056,110	4,418,484
U.S. Select Equity Active	1,759,838	1,943,708
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to non-deductible expenses, net operating loss, distributions paid in excess of taxable income, income recognized from the Fund's wholly owned subsidiary and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
A.I. Innovation and Tech Active	$42,016,396	$ (42,016,396)
Defense Industrials Active	(46)	46
Large Cap Growth Active	443,204	(443,204)
Systematic Alternatives Active	(1,262,051)	1,262,051
Technology Opportunities Active	1,257,464	(1,257,464)
U.S. Select Equity Active	512,490	(512,490)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
A.I. Innovation and Tech Active
Ordinary income	$140,136,796	$—

Fund Name	Period Ended 04/30/26
Defense Industrials Active
Ordinary income	$71,147
Enhanced Large Cap Core Active
Ordinary income	$32,358
Infrastructure Active
Ordinary income	$290,321

Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
Large Cap Growth Active
Ordinary income	$3,143	$—

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Period Ended 04/30/26
Systematic Alternatives Active
Ordinary income	$101,472

Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
Technology Opportunities Active
Ordinary income	$502,401	$—
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
A.I. Innovation and Tech Active	$—	$—	$(629,370,749)	$3,957,291,164	$ (127,922,310)	$3,199,998,105
Defense Industrials Active	3,257,707	—	(14,918,829)	(130,911,626)	—	(142,572,748)
Enhanced International Active	240,466	—	—	270,665	—	511,131
Enhanced Large Cap Core Active	12,982	2,635	—	606,636	—	622,253
Infrastructure Active	1,273,227	—	—	2,173,356	—	3,446,583
Large Cap Growth Active	—	—	(186,272)	1,721,506	(4,271)	1,530,963
Systematic Alternatives Active	11,610,483	1,257,608	—	1,389,616	—	14,257,707
Technology Opportunities Active	—	—	(2,309,793)	11,476,012	(423,935)	8,742,284
U.S. Select Equity Active	—	—	(672,100)	1,723,963	—	1,051,863

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency and futures contracts, the accounting for swap agreements, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and amortization methods for premiums and discounts on fixed income securities.

(c)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
A.I. Innovation and Tech Active	$9,697,416,076	$4,190,732,428	$(233,445,086)	$3,957,287,342
Defense Industrials Active	3,795,993,486	152,885,846	(283,865,889)	(130,980,043)
Enhanced International Active	11,152,514	516,067	(245,961)	270,106
Enhanced Large Cap Core Active	8,444,201	1,043,305	(436,669)	606,636
Infrastructure Active	23,920,374	2,509,405	(336,352)	2,173,053
Large Cap Growth Active	7,648,004	1,988,346	(266,840)	1,721,506
Systematic Alternatives Active	192,430,280	12,518,106	(11,146,659)	1,371,447
Technology Opportunities Active	25,901,025	11,930,163	(454,236)	11,475,927
U.S. Select Equity Active	7,201,055	1,962,076	(238,113)	1,723,963
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2026, the Funds did not borrow under the credit agreement.
Notes to Financial Statements

Notes to Financial Statements  (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name	Shares	Amount	Shares	Amount
A.I. Innovation and Tech Active
Shares sold	311,120,000	$10,166,407,134	5,760,000	$144,446,478
Shares redeemed	(5,800,000)	(174,790,640)	—	—
	305,320,000	$9,991,616,494	5,760,000	$144,446,478

	Period Ended 04/30/26
Fund Name	Shares	Amount
Defense Industrials Active(a)
Shares sold	106,720,000	$3,702,285,700
Enhanced International Active(b)
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Period Ended 04/30/26
Fund Name	Shares	Amount
Shares sold	440,000	$10,969,975
Enhanced Large Cap Core Active(c)
Shares sold	340,000	$8,446,315
Infrastructure Active(d)
Shares sold	880,002	$22,651,430
Shares redeemed	(2)	(100)
	880,000	$22,651,330

	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name	Shares	Amount	Shares	Amount
Large Cap Growth Active
Shares sold	95,000	$3,571,399	205,000	$6,224,195
Shares redeemed	(65,000)	(2,393,303)	—	—
	30,000	$1,178,096	205,000	$6,224,195

	Period Ended 04/30/26
Fund Name	Shares	Amount
Systematic Alternatives Active(e)
Shares sold	7,760,000	$203,996,099

	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name	Shares	Amount	Shares	Amount
Technology Opportunities Active
Shares sold	360,000	$10,547,854	840,000	$21,086,066
Shares redeemed	(160,000)	(4,712,437)	—	—
	200,000	$5,835,417	840,000	$21,086,066
U.S. Select Equity Active(f)
Shares sold	55,000	$1,891,851	370,000	$11,063,241
Shares redeemed	(60,000)	(2,094,485)	(130,000)	(3,298,826)
	(5,000)	$(202,634)	240,000	$7,764,415

(a)	The Fund commenced operations on May 19, 2025.
(b)	The Fund commenced operations on March 10, 2026.
(c)	The Fund commenced operations on November 4, 2025.
(d)	The Fund commenced operations on July 29, 2025.
(e)	The Fund commenced operations on December 9, 2025.
(f)	Formerly known as the Long-Term U.S. Equity Active ETF.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
On May 19, 2026, the Board approved a change in the name of iShares Defense Industrials Active ETF to iShares Defense Industrials and Tech Active ETF and certain changes to the Fund’s investment strategy. These changes are expected to become effective on or about August 28, 2026.
On June 11, 2026, the Board approved the liquidation of iShares U.S. Select Equity Active ETF. Accordingly, after market close on or about August 12, 2026, the Fund will no longer accept creation and redemption orders. Trading in the Fund will be halted prior to market open on or about August 13, 2026 and proceeds of the liquidation are scheduled to be sent to shareholders on or about August 17, 2026.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock ETF Trust and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting BlackRock ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares A.I. Innovation and Tech Active ETF(1)
iShares Defense Industrials Active ETF(2)
iShares Enhanced International Active ETF(3)
iShares Enhanced Large Cap Core Active ETF(4)
iShares Infrastructure Active ETF(5)
iShares Large Cap Growth Active ETF(6)
iShares Systematic Alternatives Active ETF(7)
iShares Technology Opportunities Active ETF(1)
iShares U.S. Select Equity Active ETF(8)
(1) Statement of operations for the year ended April 30, 2026, and statement of changes in net assets for the year ended April 30, 2026 and the period October 21, 2024 (commencement of operations) to April 30, 2025
(2) Statement of operations and statement of changes in net assets for the period May 19, 2025 (commencement of operations) to April 30, 2026
(3) Statement of operations and statement of changes in net assets for the period March 10, 2026 (commencement of operations) to April 30, 2026
(4) Statement of operations and statement of changes in net assets for the period November 4, 2025 (commencement of operations) to April 30, 2026
(5) Statement of operations and statement of changes in net assets for the period July 29, 2025 (commencement of operations) to April 30, 2026
(6) Statement of operations for the year ended April 30, 2026, and statement of changes in net assets for the year ended April 30, 2026 and the period June 4, 2024 (commencement of operations) to April 30, 2025
(7) The financial statement for iShares Systematic Alternatives Active ETF and its subsidiary are presented on a consolidated basis as of April 30, 2026 and for the period December 9, 2025 (commencement of operations) to April 30, 2026
(8) Statement of operations for the year ended April 30, 2026, and statement of changes in net assets for the year ended April 30, 2026 and the period June 17, 2024 (commencement of operations) to April 30, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent, portfolio companies and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

2026 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Dividend Income
A.I. Innovation and Tech Active	$15,612,158
Defense Industrials Active	4,259,018
Enhanced International Active	76,096
Enhanced Large Cap Core Active	44,547
Infrastructure Active	444,093
Large Cap Growth Active	35,595
Technology Opportunities Active	116,384
U.S. Select Equity Active	56,069
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Business Income
Enhanced Large Cap Core Active	$1,480
Infrastructure Active	9,192
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Enhanced International Active	$94,147	$5,861
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2026:
Fund Name	Federal Obligation Interest
Systematic Alternatives Active	$352,859
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
A.I. Innovation and Tech Active	7.17%
Defense Industrials Active	28.35%
Enhanced Large Cap Core Active	95.34%
Infrastructure Active	15.07%
Technology Opportunities Active	15.03%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
Fund Name	Interest Dividends
Systematic Alternatives Active	$549,497
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name	Interest-Related Dividends
Systematic Alternatives Active	$520,958
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Distributor
BlackRock Fund Advisors San Francisco, CA 94105	BlackRock Investments, LLC New York, NY 10001
Sub-Advisers	Independent Registered Public Accounting Firm
BlackRock International Limited(a)	PricewaterhouseCoopers LLP
Edinburgh, EH3 5PP	Philadelphia, Pennsylvania 19103
United Kingdom
BlackRock (Singapore) Limited(b)	Legal Counsels
079912 Singapore	Ropes & Gray LLP
New York, NY 10036
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA 02114	100 Bellevue Parkway Wilmington, DE 19809
(a)For IDEF, BILT, IALT and BELT
(b)For BILT

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements
iShares Enhanced International Active ETF
Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on February 19-20, 2026 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Enhanced International Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to a peer group; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (g) possible alternatives to the proposed Agreement; and (h) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.    Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s investment strategies and outlook. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.
BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.    The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.    Consideration of the Advisory/Management Fees and the Estimated Costs of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would rank in the third quartile and second quartile, respectively, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.    Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E.    Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, participation in BlackRock’s ETF servicing platform and cash management services.  The Board also noted the potential revenue that could be received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)
obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. In connection with its consideration of the Agreement, the Board considered information and reporting received throughout the year regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
iShares Enhanced Large Cap Core Active ETF
Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on September 15-17, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Enhanced Large Cap Core Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to a peer group; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (g) possible alternatives to the proposed Agreement; and (h) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.    Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s investment strategies and outlook. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)
management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.
BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.    The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.    Consideration of the Advisory/Management Fees and the Estimated Costs of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)
D.    Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E.    Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, participation in BlackRock’s ETF servicing platform and cash management services.  The Board also noted the potential revenue that could be received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. In connection with its consideration of the Agreement, the Board considered information and reporting received throughout the year regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
Board Review and Approval of Investment Advisory Contracts

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on September 15-17, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Systematic Alternatives Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Advisory Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust. At the Organizational Meeting, the Board also met to consider the initial approval of the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Adviser” and, together with the Manager and its affiliates, “BlackRock”), with respect to the Fund.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Advisory Agreement and Sub-Advisory Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Advisory Agreement and Sub-Advisory Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to a peer group; (e) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Advisory Agreement; and (g) other factors deemed relevant by the Board Members.
In considering approval of the Advisory Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Advisory Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Advisory Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.    Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s investment strategies and outlook. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Advisory Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Advisory Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect tothe Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Advisory Agreement.
The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.    The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.    Consideration of the Advisory/Management Fees and the Estimated Costs of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Advisory Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Advisory Agreement and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the third quartile, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Advisory Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.    Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E.    Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, participation in BlackRock’s ETF servicing platform and cash management services.  The Board also noted the potential revenue that could be received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
accounts. In connection with its consideration of the Advisory Agreement, the Board considered information and reporting received throughout the year regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Factors in Considering Sub-Advisory Agreement
 At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Sub-Advisory Agreement. The Board also considered the materials and other information provided by BlackRock at the Organizational Meeting in connection with its consideration of the approval of the proposed Advisory Agreement, and the Board’s prior approvals of other sub-advisory agreements with the Sub-Adviser with respect to certain other Funds overseen by the Board. The factors considered by the Board at the Organizational Meeting in connection with the approval of the Sub-Advisory Agreement were substantially the same as the factors considered at the Organizational Meeting with respect to approval of the Advisory Agreement. The Board noted that the engagement of the Sub-Adviser with respect to the Fund is to provide flexibility to the portfolio management team by facilitating the provision of investment advice and/or order raising by investment personnel located outside of the United States.  The Board, including the Independent Board Members, noted that there would be no change in the nature, extent and quality of services provided under the Advisory Agreement as a consequence of entering into the Sub-Advisory Agreement and the proposed sub-advisory fees payable to the Sub-Adviser would be paid by the Manager and would not impact the fees paid by the Fund.
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved each of the Advisory Agreement between the Manager and the Trust, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of such Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of each of the Advisory Agreement and Sub-Advisory were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Advisory Agreement and Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short Term Rate
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D NZOCO	NZD - 1D New Zealand Official Overnight Deposit Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1M BBR	NZD - 1M New Zealand Bank Bill Rate
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
CABROVER	Bank of Canada Overnight Rate Target
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate
DESTR	DKK - Denmark Short-Term Rate
HONIA	HKD - Overnight Index Average
NOWA	NOK - Norwegian Overnight Weighted Average
NVS	Non-Voting Shares
RB	Revenue Bonds
REIT	Real Estate Investment Trust
S&P	Standard & Poor's
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	SGD - Overnight Rate Average
SSARON	CHF - Swiss Average Rate O/N
ST	Special Tax
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto
(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: June 22, 2026